HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.71%
	Aerospace & Defense — 1.50%
717	General Dynamics Corp.	$95
3,065	HEICO Corp.	229
1,168	Hexcel Corp.	43
445	Huntington Ingalls Industries, Inc.	81
1,084	L3Harris Technologies, Inc.	195
5,411	Lockheed Martin Corp.	1,834
747	Northrop Grumman Corp.	226
3,299	Raytheon Co.	433
200	Teledyne Technologies, Inc.(a)	59
3,694	Textron, Inc.	99
4,528	TransDigm Group, Inc.	1,450
21,311	United Technologies Corp.	2,010
		6,754

	Air Freight & Logistics — 0.50%
305	Expeditors International of Washington, Inc.	20
4,786	FedEx Corp.	580
16,845	United Parcel Service, Inc., Class - B	1,574
1,886	XPO Logistics, Inc.(a)	92
		2,266

	Airlines — 0.15%
868	Copa Holdings SA, Class - A	39
20,199	Delta Air Lines, Inc.	576
1,960	United Airlines Holdings, Inc.(a)	62
		677

	Auto Components — 0.28%
585	Gentex Corp.	13
12,566	Lear Corp.	1,021
37,827	The Goodyear Tire & Rubber Co.	220
		1,254

	Automobiles — 0.42%
30,260	General Motors Co.	629
2,426	Tesla, Inc.(a)	1,271
		1,900

	Banks — 4.29%
237,503	Bank of America Corp.	5,041
16,687	Bank OZK	279
28,849	CIT Group, Inc.	498
34,418	Citigroup, Inc.	1,450
1,826	Citizens Financial Group, Inc.	34
18,852	Comerica, Inc.	553
568	Commerce Bancshares, Inc.	29
1,552	Cullen/Frost Bankers, Inc.	87
63,798	JPMorgan Chase & Co.	5,743
10,961	PacWest Bancorp	196
8,270	PNC Financial Services Group, Inc.	792
493	Signature Bank	40
710	SVB Financial Group(a)	107
42,174	Synovus Financial Corp.	741
8,448	Texas Capital Bancshares, Inc.(a)	187
34,682	Truist Financial Corp.	1,070
4,006	U.S. Bancorp	138
43,019	Wells Fargo & Co.	1,235
32,257	Western Alliance Bancorp	987
2,420	Zions Bancorp NA	65
		19,272

	Beverages — 1.82%
7,189	Brown-Forman Corp., Class - B	399
656	Constellation Brands, Inc., Class - A	94

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
1,703	Keurig Dr Pepper, Inc.	$41
4,530	Monster Beverage Corp.(a)	255
28,839	PepsiCo, Inc.	3,464
88,657	The Coca-Cola Co.	3,923
		8,176

	Biotechnology — 3.08%
28,903	AbbVie, Inc.	2,202
8,886	Agios Pharmaceuticals, Inc.(a)	315
37,437	Alkermes PLC(a)	540
2,182	Alnylam Pharmaceuticals, Inc.(a)	238
16,160	Amgen, Inc.	3,275
2,901	Biogen, Inc.(a)	918
8,944	Gilead Sciences, Inc.	669
1,176	Neurocrine Biosciences, Inc.(a)	102
5,614	Sage Therapeutics, Inc.(a)	161
1,322	Sarepta Therapeutics, Inc.(a)	129
8,247	Seattle Genetics, Inc.(a)	952
17,938	United Therapeutics Corp.(a)	1,701
11,165	Vertex Pharmaceuticals, Inc.(a)	2,657
		13,859

	Building Products — 0.45%
18,210	A.O. Smith Corp.	689
1,938	Allegion PLC	178
2,712	Johnson Controls International PLC	73
733	Lennox International, Inc.	133
6,549	Masco Corp.	226
2,346	Owens Corning, Inc.	91
7,831	Trane Technologies PLC	647
		2,037

	Capital Markets — 1.79%
4,496	Affiliated Managers Group, Inc.	266
2,506	Ameriprise Financial, Inc.	257
4,869	BlackRock, Inc., Class - A	2,141
2,282	CBOE Global Markets, Inc.	204
1,695	CME Group, Inc.	293
1,544	E*Trade Financial Corp.	53
12,632	Franklin Resources, Inc.	211
427	Interactive Brokers Group, Inc., Class - A	18
1,491	Intercontinental Exchange, Inc.	120
21,279	Invesco Ltd.	193
1,976	Legg Mason, Inc.	97
18,759	Morgan Stanley	638
629	Nasdaq, Inc.	60
593	S&P Global, Inc.	145
7,695	State Street Corp.	410
7,780	T. Rowe Price Group, Inc.	760
162	TD Ameritrade Holding Corp.	6
7,323	The Charles Schwab Corp.	246
12,428	The Goldman Sachs Group, Inc.	1,921
		8,039

	Chemicals — 1.47%
10,230	Air Products & Chemicals, Inc.	2,043
2,617	Albemarle Corp.	148
4,710	Axalta Coating Systems Ltd.(a)	81
1,640	Celanese Corp., Series A	120
48,414	CF Industries Holdings, Inc.	1,317
9,311	Corteva, Inc.	219
9,217	Dow, Inc.	270
9,317	DuPont de Nemours, Inc.	318
2,375	Huntsman Corp.	34

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
974	International Flavors & Fragrances, Inc.	$99
651	Linde PLC	113
7,173	LyondellBasell Industries N.V., Class - A	356
24,876	Olin Corp.	290
10,412	PPG Industries, Inc.	870
1,538	The Scotts Miracle-Gro Co.	157
216	The Sherwin-Williams Co.	99
3,879	Valvoline, Inc.	51
		6,585

	Commercial Services & Supplies — 0.84%
12,305	Clean Harbors, Inc.(a)	632
27,349	Copart, Inc.(a)	1,874
3,003	IAA, Inc.(a)	90
3,003	KAR Auction Services, Inc.	36
1,322	Republic Services, Inc., Class - A	99
2,747	Stericycle, Inc.(a)	133
9,860	Waste Management, Inc.	913
		3,777

	Communications Equipment — 0.88%
90,637	Cisco Systems, Inc.	3,562
31,124	Commscope Holding, Inc.(a)	284
774	Motorola Solutions, Inc.	103
		3,949

	Construction & Engineering — 0.08%
3,578	AECOM(a)	107
841	Arcosa, Inc.	33
717	Jacobs Engineering Group, Inc.	57
2,295	Quanta Services, Inc.	73
924	Valmont Industries, Inc.	98
		368

	Construction Materials — 0.15%
6,799	Eagle Materials, Inc., Class - A	397
1,351	Martin Marietta Materials, Inc.	256
		653

	Consumer Finance — 0.90%
22,738	American Express Co.	1,946
33,640	Capital One Financial Corp.	1,696
6	Credit Acceptance Corp.(a)	2
14,450	OneMain Holdings, Inc.	276
8,889	SLM Corp.	64
4,013	Synchrony Financial	65
		4,049

	Containers & Packaging — 0.49%
262	AptarGroup, Inc.	26
27	Avery Dennison Corp.	3
22,939	Ball Corp.	1,483
10,608	International Paper Co.	330
2,050	Packaging Corp. of America	178
2,320	Silgan Holdings	67
2,452	Sonoco Products Co.	114
		2,201

	Distributors — 0.06%
4,284	Genuine Parts Co.	288

	Diversified Consumer Services — 0.29%
12,786	Bright Horizons Family Solutions, Inc.(a)	1,304

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 1.26%
29,533	Berkshire Hathaway, Inc., Class - B(a)	$5,400
17,093	Jefferies Financial Group, Inc.	234
973	Voya Financial, Inc.	39
		5,673

	Diversified Telecommunication Services — 1.44%
117,437	AT&T, Inc.	3,423
43,613	CenturyLink, Inc.	413
48,924	Verizon Communications, Inc.	2,629
		6,465

	Electric Utilities — 2.13%
1,604	Alliant Energy Corp.	77
30,034	American Electric Power, Inc.	2,403
7,685	Duke Energy Corp.	622
1,914	Edison International	105
2,737	Evergy, Inc.	151
9,746	Eversource Energy	762
9,276	Exelon Corp.	341
2,818	FirstEnergy Corp.	113
8,870	NextEra Energy, Inc.	2,134
2,414	OGE Energy Corp.	74
32,518	PPL Corp.	803
32,159	The Southern Co.	1,741
4,017	Xcel Energy, Inc.	242
		9,568

	Electrical Equipment — 0.54%
3,350	AMETEK, Inc.	241
12,355	Eaton Corp. PLC	960
16,658	Emerson Electric Co.	794
11,151	nVent Electric PLC	188
3,984	Regal-Beloit Corp.	251
		2,434

	Electronic Equipment, Instruments & Components — 0.14%
769	Arrow Electronics, Inc.(a)	40
23,513	Corning, Inc.	482
512	Dolby Laboratories, Inc., Class - A	28
1,050	Keysight Technologies, Inc.(a)	88
		638

	Energy Equipment & Services — 0.30%
12,675	Helmerich & Payne, Inc.	198
251,709	Patterson-UTI Energy, Inc.	592
42,009	Schlumberger Ltd.	567
		1,357

	Entertainment — 1.56%
2,063	Activision Blizzard, Inc.	123
3,049	Cinemark Holdings, Inc.	31
7,509	Netflix, Inc.(a)	2,820
41,888	The Walt Disney Co.	4,046
		7,020

	Equity Real Estate Investment Trusts — 3.23%
992	Alexandria Real Estate Equities, Inc.	136
17,692	American Campus Communities, Inc.	491
1,289	American Homes 4 Rent, Class - A	30
5,297	American Tower Corp.	1,154
2,612	Apartment Investment & Management Co.	92
6,634	AvalonBay Communities, Inc.	976
857	Boston Properties, Inc.	79

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
6,970	Camden Property Trust	$552
1,428	Columbia Property Trust, Inc.	18
3,180	Cousins Properties, Inc.	93
2,473	Crown Castle International Corp.	357
2,592	CubeSmart	69
1,028	CyrusOne, Inc.	63
968	Digital Realty Trust, Inc.	134
1,889	Douglas Emmett, Inc.	58
3,821	Duke Realty Corp.	124
291	Equinix, Inc.	182
2,122	Equity Lifestyle Properties, Inc.	122
1,516	Equity Residential	94
3,943	Essex Property Trust, Inc.	868
1,604	Extra Space Storage, Inc.	154
6,458	Federal Realty Investment Trust	482
4,176	Gaming & Leisure Properties, Inc.	116
26,253	Healthcare Trust of America, Inc., Class - A	637
3,337	Healthpeak Properties, Inc.	80
5,735	Iron Mountain, Inc.	136
1,138	JBG SMITH Properties	36
1,552	Kilroy Realty Corp.	99
5,335	Kimco Realty Corp.	52
846	Lamar Advertising Co., Class - A	43
661	Life Storage, Inc.	62
6,040	Medical Properties Trust, Inc.	104
1,065	Mid-America Apartment Communities, Inc.	110
2,155	National Retail Properties, Inc.	69
2,890	OMEGA Healthcare Investors, Inc.	77
2,375	Outfront Media, Inc.	32
10,542	Prologis, Inc.	847
539	Public Storage	107
19,572	Realty Income Corp.	976
8,675	Regency Centers Corp.	333
2,503	Retail Properties of America, Inc., Class - A	13
10,256	Simon Property Group, Inc.	563
3,191	Store Capital Corp.	58
1,367	Sun Communities, Inc.	171
10,128	Taubman Centers, Inc.	424
21,341	UDR, Inc.	780
1,972	Ventas, Inc.	53
20,258	Welltower, Inc.	927
69,480	Weyerhaeuser Co.	1,179
1,573	WP Carey, Inc.	91
		14,503

	Food & Staples Retailing — 1.47%
3,254	Casey's General Stores, Inc.	431
1,928	Costco Wholesale Corp.	551
9,412	Sysco Corp.	429
9,040	The Kroger Co.	272
1,201	US Foods Holding Corp.(a)	21
5,037	Walgreens Boots Alliance, Inc.	230
41,167	Walmart, Inc.	4,678
		6,612

	Food Products — 1.08%
13,782	Archer-Daniels-Midland Co.	485
3,445	Campbell Soup Co.	159
16,807	ConAgra Foods, Inc.	493
5,689	Flowers Foods, Inc.	117
12,760	General Mills, Inc.	673
1,964	Hershey Co.	260
2,450	Hormel Foods Corp.	114
10,293	Kellogg Co.	617

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
3,010	Lamb Weston Holding, Inc.	$172
6,262	Mondelez International, Inc., Class - A	314
6,350	The Hain Celestial Group, Inc.(a)	165
13,887	The Kraft Heinz Co.	344
13,185	TreeHouse Foods, Inc.(a)	582
6,256	Tyson Foods, Inc., Class - A	362
		4,857

	Gas Utilities — 0.02%
808	Atmos Energy Corp.	80

	Health Care Equipment & Supplies — 2.85%
48,674	Abbott Laboratories	3,842
1,636	Align Technology, Inc.(a)	285
2,461	Baxter International, Inc.	200
4,442	Becton, Dickinson & Co.	1,021
3,475	Danaher Corp.	481
4,703	Dentsply Sirona, Inc.	183
773	Dexcom, Inc.(a)	208
750	Edwards Lifesciences Corp.(a)	141
25	Hill-Rom Holdings, Inc.	3
699	ICU Medical, Inc.(a)	141
1,653	IDEXX Laboratories, Inc.(a)	400
1,458	Integra LifeSciences Holdings Corp.(a)	65
1,465	Intuitive Surgical, Inc.(a)	725
43,747	Medtronic PLC	3,944
5,537	Penumbra, Inc.(a)	893
597	STERIS PLC	84
524	Stryker Corp.	87
212	Teleflex, Inc.	62
59	The Cooper Companies, Inc.	16
		12,781

	Health Care Providers & Services — 2.98%
4,074	Acadia Healthcare Company, Inc.(a)	75
3,127	AmerisourceBergen Corp.	277
4,252	Anthem, Inc.	965
25,519	Centene Corp.(a)	1,516
15,154	Cigna Corp.	2,685
25,589	CVS Health Corp.	1,518
2,015	Encompass Health Corp.	129
5,553	HCA Holdings, Inc.	499
2,789	Humana, Inc.	876
2,131	Laboratory Corp. of America Holdings(a)	269
4,072	McKesson Corp.	551
992	Molina Heathcare, Inc.(a)	139
2,883	Quest Diagnostics, Inc.	232
11,048	UnitedHealth Group, Inc.	2,755
9,167	Universal Health Services, Inc., Class - B	908
		13,394

	Health Care Technology — 0.56%
1,939	Cerner Corp.	122
15,332	Veeva Systems, Inc., Class - A(a)	2,398
		2,520

	Hotels, Restaurants & Leisure — 1.46%
7,110	Caesars Entertainment Corp.(a)	48
2,249	Darden Restaurants, Inc.	122
148	Hilton Worldwide Holdings, Inc.	10
11,407	Las Vegas Sands Corp.	484
23,040	McDonald's Corp.	3,810
30,827	Starbucks Corp.	2,027

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
2,948	Wyndham Destinations, Inc.	$64
		6,565

	Household Durables — 0.18%
3,443	D.R. Horton, Inc.	117
3,121	Garmin Ltd.	234
6,069	Leggett & Platt, Inc.	162
5,364	Lennar Corp., Class - A	206
83	Lennar Corp., Class - B	2
4,132	PulteGroup, Inc.	92
		813

	Household Products — 2.15%
2,171	Church & Dwight Co., Inc.	139
18,737	Kimberly-Clark Corp.	2,396
428	Spectrum Brands Holdings, Inc.	16
1,218	The Clorox Co.	211
62,762	The Procter & Gamble Co.	6,904
		9,666

	Independent Power and Renewable Electricity Producers — 0.03%
1,358	NRG Energy, Inc., Class - C	37
5,313	Vistra Energy Corp.	85
		122

	Industrial Conglomerates — 1.18%
12,155	3M Co.	1,659
187,644	General Electric Co.	1,490
16,050	Honeywell International, Inc.	2,147
41	Roper Industries, Inc.	13
		5,309

	Insurance — 2.19%
23,599	Aflac, Inc.	808
9,879	American International Group, Inc.	240
3,483	Arthur J. Gallagher & Co.	284
1,195	Assurant, Inc.	124
2,155	AXIS Capital Holdings Ltd.	83
1,344	Brown & Brown, Inc.	49
14,513	Chubb Ltd.	1,621
4,986	Cincinnati Financial Corp.	376
522	Erie Indemnity Co., Class - A	77
3,189	Everest Re Group Ltd.	615
52,976	FNF Group	1,318
52	Markel Corp.(a)	48
26,353	MetLife, Inc.	806
5,177	Old Republic International Corp.	79
8,900	Principal Financial Group, Inc.	279
728	Reinsurance Group of America	61
26,534	The Allstate Corp.	2,434
7,691	The Hartford Financial Services Group, Inc.	271
2,164	W.R. Berkley Corp.	113
122	White Mountains Insurance Group Ltd.	111
		9,797

	Interactive Media & Services — 5.25%
8,007	Alphabet, Inc., Class - A(a)	9,303
4,583	Alphabet, Inc., Class - C(a)	5,329
52,886	Facebook, Inc., Class - A(a)	8,821
3,559	Zillow Group, Inc., Class - C(a)	128
		23,581

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet & Direct Marketing Retail — 3.86%
8,648	Amazon.com, Inc.(a)	$16,861
15,824	eBay, Inc.	476
		17,337

	IT Services — 5.04%
2,831	Accenture PLC, Class - A	462
2,108	Akamai Technologies, Inc.(a)	193
4,776	Alliance Data Systems Corp.	161
4,072	Cognizant Technology Solutions Corp.	189
9,520	EPAM Systems, Inc.(a)	1,767
642	Fidelity National Information Services, Inc.	78
23,722	GoDaddy, Inc., Class - A(a)	1,355
16,668	International Business Machines Corp.	1,849
1,829	Leidos Holdings, Inc.	168
22,833	MasterCard, Inc., Class - A	5,516
16,461	Okta, Inc.(a)	2,013
6,910	Paychex, Inc.	435
36,760	PayPal Holdings, Inc.(a)	3,519
5,412	VeriSign, Inc.(a)	975
23,246	Visa, Inc., Class - A	3,745
10,501	Western Union Co.	190
43	WEX, Inc.(a)	4
		22,619

	Leisure Products — 0.09%
1,780	Brunswick Corp.	63
2,360	Hasbro, Inc.	169
3,276	Polaris Inc.	158
		390

	Life Sciences Tools & Services — 0.83%
4,371	Agilent Technologies, Inc.	313
398	Bio-Rad Laboratories, Inc., Class - A(a)	140
1,294	Bruker Biosciences Corp.	46
438	Charles River Laboratories International, Inc.(a)	55
337	IQVIA Holdings, Inc.(a)	36
2,796	Mettler-Toledo International, Inc.(a)	1,930
485	PerkinElmer, Inc.	37
881	Qiagen N.V.(a)	37
3,444	Thermo Fisher Scientific, Inc.	977
745	Waters Corp.(a)	136
		3,707

	Machinery — 1.63%
11,677	AGCO Corp.	552
12,196	Caterpillar, Inc.	1,414
5,236	Colfax Corp.(a)	104
5,428	Cummins, Inc.	735
53	Donaldson Companies, Inc.	2
4,752	Dover Corp.	399
3,214	Fortive Corp.	177
11,084	Gates Industrial Corp. PLC(a)	82
28	IDEX Corp.	4
6,910	Ingersoll-Rand, Inc.(a)	171
1,442	ITT, Inc.	65
1,244	Nordson, Inc.	168
17,062	Oshkosh Corp.	1,098
3,523	Pentair PLC	105
6,496	The Middleby Corp.(a)	369
2,490	The Timken Co.	81
2,314	Trinity Industries, Inc.	37
12,886	WABCO Holdings, Inc.(a)	1,740

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
485	Xylem, Inc.	$32
		7,335

	Media — 1.36%
8,715	AMC Networks, Inc., Class - A(a)	212
2,420	Charter Communications, Inc., Class - A(a)	1,056
126,912	Comcast Corp., Class - A	4,363
2,118	Dish Network Corp.(a)	42
3,435	Fox Corp., Class - B	79
411	Sirius XM Holdings, Inc.	2
12,282	The Interpublic Group of Companies, Inc.	199
11,994	ViacomCBS, Inc., Class - B	168
		6,121

	Metals & Mining — 0.31%
18,550	Newmont Corp.	840
8,225	Nucor Corp.	296
1,400	Royal Gold, Inc.	123
3,293	Southern Copper Corp.	93
1,912	Steel Dynamics, Inc.	43
		1,395

	Mortgage Real Estate Investment Trusts — 0.03%
5,675	Chimera Investment Corp.	52
4,793	Starwood Property Trust, Inc.	49
8,761	Two Harbors Investment Corp.	33
		134

	Multiline Retail — 0.55%
952	Dollar General Corp.	144
4,191	Dollar Tree, Inc.(a)	308
29,101	Macy's, Inc.	143
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	238
17,745	Target Corp.	1,649
		2,482

	Multi-Utilities — 1.34%
2,674	Ameren Corp.	195
1,937	CMS Energy Corp.	114
1,350	Consolidated Edison, Inc.	105
24,990	Dominion Energy, Inc.	1,804
1,043	DTE Energy Co.	99
72,854	NiSource, Inc.	1,820
5,865	Public Service Enterprise Group, Inc.	263
951	Sempra Energy	107
17,371	WEC Energy Group, Inc.	1,531
		6,038

	Oil, Gas & Consumable Fuels — 1.92%
21,068	Cabot Oil & Gas Corp.	362
34,844	Chevron Corp.	2,524
11,644	ConocoPhillips	359
45,618	Continental Resources, Inc.^	349
30,851	Devon Energy Corp.	213
31,425	Exxon Mobil Corp.	1,193
16,993	Hess Corp.	566
70,023	Kinder Morgan, Inc.	975
16,061	Marathon Petroleum Corp.	379
26,124	Occidental Petroleum Corp.	303
6,401	ONEOK, Inc.	140
9,271	Phillips 66	497
16,585	Valero Energy Corp.	752
		8,612

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.06%
1,700	The Estee Lauder Companies, Inc., Class - A	$271

	Pharmaceuticals — 4.77%
6,764	Allergan PLC	1,198
38,835	Bristol-Myers Squibb Co.	2,165
19,272	Eli Lilly & Co.	2,673
44,819	Johnson & Johnson	5,878
69,773	Merck & Co., Inc.	5,368
126,512	Pfizer, Inc.	4,129
		21,411

	Professional Services — 0.95%
3,479	CoStar Group, Inc.(a)	2,043
1,081	Equifax, Inc.	129
950	IHS Markit Ltd.	57
825	Robert Half International, Inc.	31
14,487	Versik Analytics, Inc., Class - A	2,019
		4,279

	Real Estate Management & Development — 0.01%
1,691	CBRE Group, Inc., Class - A(a)	64

	Road & Rail — 0.89%
1,606	CSX Corp.	92
1,140	Hunt (JB) Transportation Services, Inc.	105
5,345	Norfolk Southern Corp.	780
1,462	Old Dominion Freight Line, Inc.	192
7,527	Ryder System, Inc.	199
1,140	Schneider National, Inc.	22
18,473	Union Pacific Corp.	2,606
		3,996

	Semiconductors & Semiconductor Equipment — 4.05%
5,196	Advanced Micro Devices, Inc.(a)	236
21,151	Applied Materials, Inc.	969
3,524	Broadcom, Inc.	836
115,166	Intel Corp.	6,232
3,302	KLA Corp.	475
1,129	Lam Research Corp.	271
6,026	Marvell Technology Group Ltd.	136
5,918	Maxim Integrated Products, Inc.	288
2,651	Micron Technology, Inc.(a)	112
12,565	NVIDIA Corp.	3,311
24,621	Qualcomm, Inc.	1,666
3,842	Skyworks Solutions, Inc.	343
23,905	Texas Instruments, Inc.	2,389
6,964	Universal Display Corp.	918
115	Xilinx, Inc.	9
		18,191

	Software — 9.46%
13,879	Adobe, Inc.(a)	4,417
14,269	Autodesk, Inc.(a)	2,227
27,227	Manhattan Associates, Inc.(a)	1,356
144,589	Microsoft Corp.	22,803
70,156	Oracle Corp.	3,391
8,946	PAYCOM Software, Inc.(a)	1,807
12,765	Proofpoint, Inc.(a)	1,310
10,355	RingCentral, Inc., Class - A(a)	2,194
3,420	Salesforce.com, Inc.(a)	492
8,243	ServiceNow, Inc.(a)	2,362

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
668	Synopsys, Inc.(a)	$86
		42,445

	Specialty Retail — 1.79%
747	Advance Auto Parts, Inc.	70
2,829	AutoNation, Inc.(a)	79
22	AutoZone, Inc.(a)	19
7,757	Best Buy Co., Inc.	442
631	Burlington Stores, Inc.(a)	100
1,830	CarMax, Inc.(a)	99
2,192	Dick's Sporting Goods, Inc.	47
38,354	Floor & Decor Holdings, Inc., Class - A(a)	1,231
2,520	Ross Stores, Inc.	219
21,834	The Home Depot, Inc.	4,076
25,042	The TJX Companies, Inc.	1,197
2,493	Tiffany & Co.	323
3,016	Williams-Sonoma, Inc.	128
		8,030

	Technology Hardware, Storage & Peripherals — 5.38%
85,233	Apple, Inc.	21,673
125,877	HP, Inc.	2,185
285	NetApp, Inc.	12
6,333	Western Digital Corp.	264
		24,134

	Textiles, Apparel & Luxury Goods — 0.33%
1,259	Carter's, Inc.	83
1,304	Kontoor Brands, Inc.	25
9,569	NIKE, Inc., Class - B	791
1,115	Ralph Lauren Corp.	75
9,131	V.F. Corp.	494
		1,468

	Thrifts & Mortgage Finance — 0.02%
9,764	New York Community Bancorp, Inc.	92

	Tobacco — 0.72%
36,600	Altria Group, Inc.	1,415
24,784	Philip Morris International, Inc.	1,809
		3,224

	Trading Companies & Distributors — 0.30%
20,048	Fastenal Co.	626
4,912	HD Supply Holdings, Inc.(a)	140
916	W.W. Grainger, Inc.	228
1,130	Watsco, Inc.	179
8,335	WESCO International, Inc.(a)	190
		1,363

	Transportation Infrastructure — 0.03%
5,918	Macquarie Infrastructure Corp.	149

	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	141

	Wireless Telecommunication Services — 0.52%
27,892	T-Mobile USA, Inc.(a)	2,340

	Total Common Stocks	438,931

Shares	Security Description	Value (000)
	Right — 0.00%
	Pharmaceuticals — 0.00%
10	Bristol-Myers Squibb Co.(a)	$–

	Total Right	–

	Investment Companies — 1.74%
268	Dreyfus Treasury Securities Cash Management, Institutional Shares, 0.51%(b)	—
360,800	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(b)	361
7,438,470	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(b)	7,439
	Total Investment Companies	7,800

	Total Investments (cost $359,629) — 99.45%	446,731
	Other assets in excess of liabilities — 0.55%	2,491

	Net Assets - 100.00%	$449,222

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $345 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2020.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

As of March 31, 2020, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	54	6/19/20	$6,938	$294
E-Mini S&P Midcap 400 Future	17	6/19/20	2,444	(167)
			$9,382	$127

	Total Unrealized Appreciation			$294
	Total Unrealized Depreciation			(167)
	Total Net Unrealized Appreciation/(Depreciation)			$127

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	42	$5,880	$2,800.00	5/29/2020	$(123)
E-Mini S&P 500 Future Option	Call	42	6,300	3,000.00	5/29/2020	(23)
E-Mini S&P 500 Future Option	Put	42	4,410	2,100.00	6/19/2020	(143)
E-Mini S&P 500 Future Option	Put	42	4,200	2,000.00	6/19/2020	(106)
E-Mini S&P 500 Future Option	Put	42	4,095	1,950.00	6/19/2020	(91)
E-Mini S&P 500 Future Option	Put	42	3,990	1,900.00	6/19/2020	(78)
E-Mini S&P 500 Future Option	Put	42	3,780	1,800.00	6/19/2020	(61)
						$(625)

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.43%
	Aerospace & Defense — 1.81%
21,116	Arconic, Inc.	$339
4,222	BWX Technologies, Inc.	206
2,633	Curtiss-Wright Corp.	244
14,614	General Dynamics Corp.	1,934
1,442	HEICO Corp.	107
1,890	HEICO Corp., Class - A	121
3,142	Hexcel Corp.	117
1,313	Huntington Ingalls Industries, Inc.	239
9,986	L3Harris Technologies, Inc.	1,798
8,205	Lockheed Martin Corp.	2,782
596	Moog, Inc., Class - A	30
5,365	Northrop Grumman Corp.	1,623
12,270	Raytheon Co.	1,609
2,891	Spirit Aerosystems Holdings, Inc., Class - A	69
2,348	Teledyne Technologies, Inc.(a)	698
12,206	Textron, Inc.	325
14,088	The Boeing Co.	2,101
1,940	TransDigm Group, Inc.	621
43,927	United Technologies Corp.	4,144
		19,107

	Air Freight & Logistics — 0.44%
536	Atlas Air Worldwide Holdings, Inc.(a)	14
6,301	C.H. Robinson Worldwide, Inc.	416
6,704	Expeditors International of Washington, Inc.	447
13,070	FedEx Corp.	1,586
610	Hub Group, Inc., Class - A(a)	28
20,914	United Parcel Service, Inc., Class - B	1,954
3,904	XPO Logistics, Inc.(a)	190
		4,635

	Airlines — 0.24%
4,986	Alaska Air Group, Inc.	142
277	Allegiant Travel Co.	23
25,594	American Airlines Group, Inc.	312
1,803	Copa Holdings SA, Class - A	82
28,678	Delta Air Lines, Inc.	817
1,306	Hawaiian Holdings, Inc.	14
18,228	JetBlue Airways Corp.(a)	164
672	SkyWest, Inc.	18
17,018	Southwest Airlines Co.	605
10,705	United Airlines Holdings, Inc.(a)	338
		2,515

	Auto Components — 0.18%
2,018	Adient PLC(a)	18
2,634	American Axle & Manufacturing Holdings, Inc.(a)	10
13,205	Aptiv PLC	650
12,482	BorgWarner, Inc.	304
1,049	Cooper Tire & Rubber Co.	17
3,826	Dana, Inc.	30
423	Dorman Products, Inc.(a)	23
16,807	Gentex Corp.	371
292	LCI Industries	20
4,030	Lear Corp.	327
14,431	The Goodyear Tire & Rubber Co.	85
689	Visteon Corp.(a)	33
		1,888

	Automobiles — 0.53%
277,572	Ford Motor Co.	1,340

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automobiles (continued)
88,075	General Motors Co.	$1,831
9,524	Harley-Davidson, Inc.	181
3,991	Tesla, Inc.(a)	2,091
4,058	Thor Industries, Inc.	171
		5,614

	Banks — 4.94%
7,839	Associated Banc-Corp.	100
432,512	Bank of America Corp.	9,183
1,993	Bank of Hawaii Corp.	110
6,522	Bank OZK	109
4,903	BankUnited, Inc.	92
1,878	BOK Financial Corp.	80
6,890	CIT Group, Inc.	119
120,392	Citigroup, Inc.	5,070
24,137	Citizens Financial Group, Inc.	454
7,188	Comerica, Inc.	211
5,246	Commerce Bancshares, Inc.	264
3,182	Cullen/Frost Bankers, Inc.	177
7,952	East West Bancorp, Inc.	205
40,068	Fifth Third Bancorp	595
365	First Citizens BancShares, Inc., Class - A	121
6,962	First Hawaiian, Inc.	115
19,567	First Horizon National Corp.	158
8,889	First Republic Bank	731
19,703	FNB Corp.	146
54,353	Huntington Bancshares, Inc.	446
177,197	JPMorgan Chase & Co.	15,953
55,560	KeyCorp	577
7,068	M&T Bank Corp.	731
6,700	PacWest Bancorp	120
24,121	People's United Financial, Inc.	267
4,746	Pinnacle Financial Partners, Inc.	178
24,467	PNC Financial Services Group, Inc.	2,342
5,426	Popular, Inc.	190
4,653	Prosperity Bancshares, Inc.	225
51,714	Regions Financial Corp.	464
2,270	Signature Bank	183
11,617	Sterling Bancorp	121
2,631	SVB Financial Group(a)	398
6,606	Synovus Financial Corp.	116
8,471	TCF Financial Corp.	192
2,735	Texas Capital Bancshares, Inc.(a)	60
72,279	Truist Financial Corp.	2,229
75,382	U.S. Bancorp	2,597
12,770	Umpqua Holdings Corp.	139
1,571	Valley National Bancorp	11
5,535	Webster Financial Corp.	127
201,634	Wells Fargo & Co.	5,787
4,756	Western Alliance Bancorp	146
3,179	Wintrust Financial Corp.	104
8,688	Zions Bancorp NA	232
		51,975

	Beverages — 1.63%
1,186	Brown-Forman Corp., Class - A	61
7,296	Brown-Forman Corp., Class - B	405
749	Coca-Cola European Partners PLC	28
9,083	Constellation Brands, Inc., Class - A	1,302
13,920	Keurig Dr Pepper, Inc.	338
9,420	Molson Coors Beverage Co., Class - B	368
10,496	Monster Beverage Corp.(a)	591
54,540	PepsiCo, Inc.	6,550
224	The Boston Beer Co., Inc., Class - A(a)	82

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
170,428	The Coca-Cola Co.	$7,541
		17,266

	Biotechnology — 2.11%
44,038	AbbVie, Inc.	3,355
2,953	Agios Pharmaceuticals, Inc.(a)	105
6,439	Alexion Pharmaceuticals, Inc.(a)	578
9,545	Alkermes PLC(a)	138
3,047	Alnylam Pharmaceuticals, Inc.(a)	332
15,909	Amgen, Inc.	3,225
8,602	Biogen, Inc.(a)	2,722
4,097	BioMarin Pharmaceutical, Inc.(a)	346
2,915	Bluebird Bio, Inc.(a)	134
2,990	Exact Sciences Corp.(a)	173
11,980	Exelixis, Inc.(a)	206
76,878	Gilead Sciences, Inc.	5,747
4,118	Incyte Corp.(a)	302
3,170	Ionis Pharmaceuticals, Inc.(a)	150
5,093	Moderna, Inc.(a)	152
2,259	Myriad Genetics, Inc.(a)	32
2,240	Neurocrine Biosciences, Inc.(a)	194
3,907	Regeneron Pharmaceuticals, Inc.(a)	1,908
1,248	Sage Therapeutics, Inc.(a)	36
1,745	Sarepta Therapeutics, Inc.(a)	171
2,612	Seattle Genetics, Inc.(a)	301
2,990	United Therapeutics Corp.(a)	284
7,095	Vertex Pharmaceuticals, Inc.(a)	1,688
		22,279

	Building Products — 0.36%
7,380	A.O. Smith Corp.	279
2,783	Allegion PLC	256
1,704	Armstrong World Industries, Inc.	135
6,696	Fortune Brands Home & Security, Inc.	289
41,668	Johnson Controls International PLC	1,123
1,242	Lennox International, Inc.	226
18,571	Masco Corp.	642
529	Masonite International Corp.(a)	25
6,171	Owens Corning, Inc.	239
5,778	Resideo Technologies, Inc.(a)	28
189	Simpson Manufacturing Co., Inc.	12
6,612	Trane Technologies PLC	547
1,374	Universal Forest Products, Inc.	51
		3,852

	Capital Markets — 2.78%
3,037	Affiliated Managers Group, Inc.	180
6,698	Ameriprise Financial, Inc.	687
570	Artisan Partners Asset Management, Inc., Class - A	12
43,323	Bank of New York Mellon Corp.	1,460
12,203	BGC Partners, Inc., Class - A	30
6,707	BlackRock, Inc., Class - A	2,950
5,060	CBOE Global Markets, Inc.	452
21,270	CME Group, Inc.	3,676
406	Cohen & Steers, Inc.	18
10,740	E*Trade Financial Corp.	369
5,393	Eaton Vance Corp.	174
2,412	Evercore, Inc., Class - A	112
1,180	FactSet Research Systems, Inc.	308
1,747	Federated Investors, Inc., Class - B	33
20,917	Franklin Resources, Inc.	349
342	Houlihan Lokey, Inc.	18
3,808	Interactive Brokers Group, Inc., Class - A	165

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
25,941	Intercontinental Exchange, Inc.	$2,095
25,985	Invesco Ltd.	236
8,511	Janus Henderson Group PLC	130
4,536	Lazard Ltd., Class - A	107
6,385	Legg Mason, Inc.	312
3,858	LPL Financial Holdings, Inc.	210
1,117	MarketAxess Holdings, Inc.	371
4,528	Moody's Corp.	958
66,152	Morgan Stanley	2,250
744	Morningstar, Inc.	87
2,809	MSCI, Inc. Common	811
7,168	Nasdaq, Inc.	681
10,460	Northern Trust Corp.	789
5,646	Raymond James Financial, Inc.	357
6,882	S&P Global, Inc.	1,686
7,059	SEI Investments Co.	327
20,375	State Street Corp.	1,085
314	Stifel Financial Corp.	13
12,281	T. Rowe Price Group, Inc.	1,200
7,292	TD Ameritrade Holding Corp.	252
2,317	The Blackstone Group, Inc., Class - A	106
40,742	The Charles Schwab Corp.	1,370
18,954	The Goldman Sachs Group, Inc.	2,930
1,512	Virtu Financial, Inc., Class - A	31
3,734	Waddell & Reed Financial, Inc., Class - A	42
		29,429

	Chemicals — 1.92%
11,571	Air Products & Chemicals, Inc.	2,311
5,567	Albemarle Corp.	314
2,880	Ashland Global Holdings, Inc.	144
11,930	Axalta Coating Systems Ltd.(a)	205
2,510	Cabot Corp.	66
7,026	Celanese Corp., Series A	515
11,389	CF Industries Holdings, Inc.	310
40,434	Corteva, Inc.	950
40,444	Dow, Inc.	1,183
39,972	DuPont de Nemours, Inc.	1,363
7,993	Eastman Chemical Co.	372
6,889	Ecolab, Inc.	1,074
10,023	Element Solutions, Inc.(a)	84
7,419	FMC Corp.	606
11,068	Huntsman Corp.	159
233	Innospec, Inc.	16
5,757	International Flavors & Fragrances, Inc.	588
30,477	Linde PLC	5,272
22,877	LyondellBasell Industries N.V., Class - A	1,135
334	NewMarket Corp.	128
10,296	Olin Corp.	120
938	PolyOne Corp.	18
11,511	PPG Industries, Inc.	963
6,869	RPM International, Inc.	408
589	Sensient Technologies Corp.	26
9,330	The Chemours Co.	83
25,856	The Mosaic Co.	279
1,852	The Scotts Miracle-Gro Co.	189
2,169	The Sherwin-Williams Co.	997
10,554	Valvoline, Inc.	138
2,042	W.R. Grace & Co.	73
1,680	Westlake Chemical Corp.	64
		20,153

	Commercial Services & Supplies — 0.44%
894	ABM Industries, Inc.	22

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
4,065	ADT, Inc.	$17
1,004	Advanced Disposal Services, Inc.(a)	33
273	Brady Corp., Class - A	12
2,892	Cintas Corp.	501
2,547	Clean Harbors, Inc.(a)	131
8,422	Copart, Inc.(a)	577
1,799	Covanta Holding Corp.	15
1,339	Deluxe Corp.	35
881	Healthcare Services Group, Inc.	21
1,139	Herman Miller, Inc.	25
573	HNI Corp.	14
2,998	IAA, Inc.(a)	90
5,642	KAR Auction Services, Inc.	68
197	MSA Safety, Inc.	20
12,838	Republic Services, Inc., Class - A	964
4,626	Rollins, Inc.	167
2,544	Steelcase, Inc., Class - A	25
5,707	Stericycle, Inc.(a)	278
274	Tetra Tech, Inc.	19
741	Waste Connections, Inc.	57
16,116	Waste Management, Inc.	1,492
		4,583

	Communications Equipment — 0.66%
1,359	Arista Networks, Inc.(a)	275
7,939	Ciena Corp.(a)	316
98,232	Cisco Systems, Inc.	3,860
9,594	Commscope Holding, Inc.(a)	88
2,353	EchoStar Corp., Class - A(a)	75
1,780	F5 Networks, Inc.(a)	190
20,901	Juniper Networks, Inc.	400
9,306	Motorola Solutions, Inc.	1,237
1,259	NetScout Systems, Inc.(a)	30
2,163	Palo Alto Networks, Inc.(a)	355
253	Ubiquiti, Inc.	36
3,360	ViaSat, Inc.(a)	121
		6,983

	Construction & Engineering — 0.14%
9,614	AECOM(a)	287
1,096	Arcosa, Inc.	44
255	EMCOR Group, Inc.	16
12,026	Fluor Corp.	82
8,838	Jacobs Engineering Group, Inc.	700
7,924	Quanta Services, Inc.	251
1,563	Tutor Perini Corp.(a)	11
1,194	Valmont Industries, Inc.	127
		1,518

	Construction Materials — 0.09%
1,275	Eagle Materials, Inc., Class - A	75
2,923	Martin Marietta Materials, Inc.	553
3,375	Vulcan Materials Co.	364
		992

	Consumer Finance — 0.53%
27,301	Ally Financial, Inc.	394
24,296	American Express Co.	2,081
30,818	Capital One Financial Corp.	1,554
298	Credit Acceptance Corp.(a)	76
15,212	Discover Financial Services	543
309	FirstCash, Inc.	22
15,700	Navient Corp.	119
2,954	OneMain Holdings, Inc.	56

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
690	PRA Group, Inc.(a)	$19
6,796	Santander Consumer USA Holdings, Inc.	95
22,191	SLM Corp.	159
28,720	Synchrony Financial	462
		5,580

	Containers & Packaging — 0.42%
1,440	Amcor PLC	12
3,532	AptarGroup, Inc.	352
891	Ardagh Group SA	10
2,879	Avery Dennison Corp.	293
9,825	Ball Corp.	635
6,049	Berry Global Group, Inc.(a)	204
6,997	Crown Holdings, Inc.(a)	406
18,669	Graphic Packaging Holding Co.	228
599	Greif, Inc., Class - A	19
20,906	International Paper Co.	651
9,156	O-I Glass, Inc.	65
4,975	Packaging Corp. of America	432
10,019	Sealed Air Corp.	247
5,664	Silgan Holdings	164
6,767	Sonoco Products Co.	314
15,701	WestRock Co.	444
		4,476

	Distributors — 0.11%
811	Core-Mark Holding Co., Inc.	23
8,310	Genuine Parts Co.	560
15,780	LKQ Corp.(a)	323
1,435	Pool Corp.	283
		1,189

	Diversified Consumer Services — 0.14%
1,197	Adtalem Global Education, Inc.(a)	32
2,001	Bright Horizons Family Solutions, Inc.(a)	204
4,728	Frontdoor, Inc.(a)	165
352	Graham Holdings Co.	120
2,697	Grand Canyon Education, Inc.(a)	206
13,659	H&R Block, Inc.	192
9,182	Service Corp. International	359
7,686	ServiceMaster Global Holdings, Inc.(a)	207
		1,485

	Diversified Financial Services — 1.92%
105,713	Berkshire Hathaway, Inc., Class - B(a)	19,327
960	Cannae Holdings, Inc.(a)	32
23,955	Equitable Holdings, Inc.	346
15,185	Jefferies Financial Group, Inc.	208
9,808	Voya Financial, Inc.	398
		20,311

	Diversified Telecommunication Services — 2.70%
450,185	AT&T, Inc.	13,123
80,199	CenturyLink, Inc.	758
272,043	Verizon Communications, Inc.	14,617
		28,498

	Electric Utilities — 2.73%
13,777	Alliant Energy Corp.	665
28,096	American Electric Power, Inc.	2,248
2,924	Avangrid, Inc.	128
39,358	Duke Energy Corp.	3,183
19,818	Edison International	1,086
12,723	Entergy Corp.	1,196

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
12,997	Evergy, Inc.	$715
18,525	Eversource Energy	1,448
59,293	Exelon Corp.	2,183
30,509	FirstEnergy Corp.	1,223
6,944	Hawaiian Electric Industries, Inc.	298
2,571	IDACORP, Inc.	226
27,766	NextEra Energy, Inc.	6,681
11,410	OGE Energy Corp.	351
29,435	PG&E Corp.(a)	265
5,796	Pinnacle West Capital Corp.	440
315	Portland General Electric Co.	15
43,572	PPL Corp.	1,074
66,135	The Southern Co.	3,580
29,849	Xcel Energy, Inc.	1,801
		28,806

	Electrical Equipment — 0.53%
2,303	Acuity Brands, Inc.	198
7,385	AMETEK, Inc.	531
23,361	Eaton Corp. PLC	1,815
34,949	Emerson Electric Co.	1,667
406	Encore Wire Corp.	17
1,149	Generac Holdings, Inc.(a)	107
2,967	GrafTech International Ltd.	24
2,629	Hubbell, Inc.	301
7,106	nVent Electric PLC	120
2,036	Regal-Beloit Corp.	128
3,440	Rockwell Automation, Inc.	519
6,740	Sensata Technologies Holding PLC(a)	195
		5,622

	Electronic Equipment, Instruments & Components — 0.53%
6,683	Amphenol Corp., Class - A	488
1,075	Anixter International, Inc.(a)	94
5,438	Arrow Electronics, Inc.(a)	282
9,268	Avnet, Inc.	232
1,023	Benchmark Electronics, Inc.	20
3,438	CDW Corp.	321
3,757	Cognex Corp.	159
1,333	Coherent, Inc.(a)	141
52,151	Corning, Inc.	1,073
3,518	Dolby Laboratories, Inc., Class - A	190
3,619	Flex Ltd.(a)	30
8,147	FLIR Systems, Inc.	260
1,194	Insight Enterprises, Inc.(a)	50
1,972	IPG Photonics Corp.(a)	217
8,764	Jabil, Inc.	215
4,300	Keysight Technologies, Inc.(a)	360
1,215	Littelfuse, Inc.	162
6,996	National Instruments Corp.	231
297	PC Connection, Inc.	12
552	Plexus Corp.(a)	30
1,448	Sanmina Corp.(a)	40
2,638	SYNNEX Corp.	193
1,200	Tech Data Corp.(a)	157
12,943	Trimble, Inc.(a)	412
2,536	Vishay Intertechnology, Inc.	37
1,226	Zebra Technologies Corp., Class - A(a)	225
		5,631

	Energy Equipment & Services — 0.21%
3,220	Apergy Corp.(a)	18
39,942	Baker Hughes, Inc.	419

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
604	Dril-Quip, Inc.(a)	$18
47,996	Halliburton Co.	329
8,238	Helix Energy Solutions Group, Inc.(a)	14
6,593	Helmerich & Payne, Inc.	103
30,159	National Oilwell Varco, Inc.	297
5,342	Oceaneering International, Inc.(a)	16
18,832	Patterson-UTI Energy, Inc.	45
74,773	Schlumberger Ltd.	1,008
31,997	Transocean Ltd.(a)	37
		2,304

	Entertainment — 1.88%
41,879	Activision Blizzard, Inc.	2,490
3,120	AMC Entertainment Holdings, Inc., Class - A	10
8,179	Cinemark Holdings, Inc.	83
7,510	Electronic Arts, Inc.(a)	752
1,319	Liberty Media Corp. - Liberty Formula One, Class - A(a)	34
12,046	Liberty Media Corp. - Liberty Formula One, Class - C(a)	328
2,570	Lions Gate Entertainment Corp., Class - A(a)	16
5,804	Lions Gate Entertainment Corp., Class - B(a)	32
3,195	Live Nation Entertainment, Inc.(a)	145
9,657	Netflix, Inc.(a)	3,626
2,914	Spotify Technology SA(a)	354
4,847	Take-Two Interactive Software, Inc.(a)	575
1,050	The Madison Square Garden Co., Class - A(a)	222
112,377	The Walt Disney Co.	10,857
1,239	World Wrestling Entertainment, Inc., Class - A	42
42,971	Zynga, Inc.(a)	295
		19,861

	Equity Real Estate Investment Trusts — 3.90%
1,018	Acadia Realty Trust	13
7,698	Alexandria Real Estate Equities, Inc.	1,055
8,398	American Campus Communities, Inc.	234
13,794	American Homes 4 Rent, Class - A	320
12,054	American Tower Corp.	2,626
3,976	Americold Realty Trust	135
9,627	Apartment Investment & Management Co.	339
14,584	Apple Hospitality REIT, Inc.	134
8,008	AvalonBay Communities, Inc.	1,179
9,044	Boston Properties, Inc.	834
12,968	Brandywine Realty Trust	137
20,103	Brixmor Property Group, Inc.	191
1,828	Brookfield Property REIT, Inc., Class - A	16
6,073	Camden Property Trust	480
30,753	Colony Capital, Inc.	53
7,933	Columbia Property Trust, Inc.	99
3,241	CoreCivic, Inc.	36
1,127	Coresite Realty Corp.	131
7,758	Corporate Office Properties Trust	172
8,257	Cousins Properties, Inc.	242
11,854	Crown Castle International Corp.	1,712
11,418	CubeSmart	306
6,734	CyrusOne, Inc.	416
14,821	Digital Realty Trust, Inc.	2,058
4,810	Diversified Healthcare Trust	17
10,514	Douglas Emmett, Inc.	321

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
23,903	Duke Realty Corp.	$774
329	EastGroup Properties, Inc.	34
6,939	Empire State Realty Trust, Inc., Class - A	62
4,947	EPR Properties	120
2,364	Equinix, Inc.	1,477
8,086	Equity Commonwealth	256
5,165	Equity Lifestyle Properties, Inc.	297
22,615	Equity Residential	1,395
3,753	Essex Property Trust, Inc.	826
4,795	Extra Space Storage, Inc.	460
4,698	Federal Realty Investment Trust	350
1,407	First Industrial Realty Trust, Inc.	47
13,472	Gaming & Leisure Properties, Inc.	373
1,272	Healthcare Realty Trust, Inc.	36
13,646	Healthcare Trust of America, Inc., Class - A	331
29,794	Healthpeak Properties, Inc.	711
6,112	Highwoods Properties, Inc.	217
37,092	Host Hotels & Resorts, Inc.	409
8,686	Hudson Pacific Property, Inc.	220
32,554	Invitation Homes, Inc.	696
16,782	Iron Mountain, Inc.	399
7,352	JBG SMITH Properties	234
6,843	Kilroy Realty Corp.	436
28,450	Kimco Realty Corp.	275
1,656	Kite Realty Group Trust	16
3,329	Lamar Advertising Co., Class - A	171
5,062	Lexington Realty Trust	50
2,870	Life Storage, Inc.	271
1,983	Mack-Cali Realty Corp.	30
33,181	Medical Properties Trust, Inc.	573
6,822	Mid-America Apartment Communities, Inc.	703
252	National Health Investors, Inc.	12
10,296	National Retail Properties, Inc.	332
504	Office Properties Income Trust	14
14,484	OMEGA Healthcare Investors, Inc.	384
10,601	Outfront Media, Inc.	142
12,833	Paramount Group, Inc.	113
12,536	Parks Hotels & Resorts, Inc.	99
1,576	Physicians Realty Trust	22
2,965	Piedmont Office Realty Trust, Inc., Class - A	52
43,898	Prologis, Inc.	3,528
280	PS Business Parks, Inc.	38
5,232	Public Storage	1,039
9,423	Rayonier, Inc.	222
18,433	Realty Income Corp.	918
11,059	Regency Centers Corp.	425
1,583	Retail Opportunity Investments Corp.	13
18,170	Retail Properties of America, Inc., Class - A	93
290	Ryman Hospitality Properties, Inc.	10
1,829	Sabra Health Care REIT, Inc.	20
3,205	SBA Communications Corp.	866
12,449	Service Properties Trust	67
10,011	Simon Property Group, Inc.	549
11,351	SITE Centers Corp.	59
4,683	SL Green Realty Corp.	202
7,260	Spirit Realty Capital, Inc.	191
736	STAG Industrial, Inc.	17
13,474	Store Capital Corp.	244
5,009	Sun Communities, Inc.	625
1,794	Tanger Factory Outlet Centers, Inc.	9
3,385	Taubman Centers, Inc.	142
9,673	The Macerich Co.	55
18,354	UDR, Inc.	671

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
21,945	Ventas, Inc.	$588
64,477	VEREIT, Inc.	315
27,649	VICI Properties, Inc.	461
10,297	Vornado Realty Trust	373
1,319	Washington Real Estate Investment Trust	31
9,543	Weingarten Realty Investors	138
24,009	Welltower, Inc.	1,099
45,021	Weyerhaeuser Co.	764
11,170	WP Carey, Inc.	648
1,564	Xenia Hotels & Resorts, Inc.	16
		41,111

	Food & Staples Retailing — 2.01%
2,606	Casey's General Stores, Inc.	345
15,904	Costco Wholesale Corp.	4,534
1,626	Grocery Outlet Holding Corp.(a)	56
2,456	Performance Food Group Co.(a)	61
1,381	Rite Aid Corp.(a)	21
6,383	Sprouts Farmers Market, Inc.(a)	119
16,671	Sysco Corp.	760
66,468	The Kroger Co.	2,002
15,091	US Foods Holding Corp.(a)	267
43,509	Walgreens Boots Alliance, Inc.	1,990
97,115	Walmart, Inc.	11,036
		21,191

	Food Products — 1.63%
40,206	Archer-Daniels-Midland Co.	1,413
1,414	B&G Foods, Inc.	26
2,463	Beyond Meat, Inc.(a)	164
11,773	Bunge Ltd.	483
1,098	Cal-Maine Foods, Inc.	48
8,702	Campbell Soup Co.	402
30,330	ConAgra Foods, Inc.	891
1,663	Darling Ingredients, Inc.(a)	32
14,123	Flowers Foods, Inc.	290
38,615	General Mills, Inc.	2,036
5,434	Hershey Co.	721
16,780	Hormel Foods Corp.	783
3,978	Ingredion, Inc.	301
217	J&J Snack Foods Corp.	26
13,845	Kellogg Co.	830
8,348	Lamb Weston Holding, Inc.	478
396	Lancaster Colony Corp.	57
4,807	McCormick & Company, Inc.	679
80,853	Mondelez International, Inc., Class - A	4,047
1,704	Nomad Foods Ltd.(a)	32
2,391	Pilgrim's Pride Corp.(a)	43
2,739	Post Holdings, Inc.(a)	228
1,296	Sanderson Farms, Inc.	160
14	Seaboard Corp.	39
3,988	The Hain Celestial Group, Inc.(a)	104
7,069	The J.M. Smucker Co.	784
35,453	The Kraft Heinz Co.	877
3,484	TreeHouse Foods, Inc.(a)	154
18,911	Tyson Foods, Inc., Class - A	1,095
		17,223

	Gas Utilities — 0.10%
6,595	Atmos Energy Corp.	654
4,392	National Fuel Gas Co.	164
10,625	UGI Corp.	284
		1,102

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies — 3.31%
69,856	Abbott Laboratories	$5,514
1,096	Abiomed, Inc.(a)	159
1,781	Align Technology, Inc.(a)	310
22,115	Baxter International, Inc.	1,795
14,182	Becton, Dickinson & Co.	3,259
31,950	Boston Scientific Corp.(a)	1,043
1,343	Cantel Medical Corp.	48
36,072	Danaher Corp.	4,993
13,013	Dentsply Sirona, Inc.	504
2,073	Dexcom, Inc.(a)	558
5,781	Edwards Lifesciences Corp.(a)	1,091
4,799	Envista Holdings Corp.(a)	71
220	Haemonetics Corp.(a)	22
2,669	Hill-Rom Holdings, Inc.	269
7,589	Hologic, Inc.(a)	267
884	ICU Medical, Inc.(a)	178
1,944	IDEXX Laboratories, Inc.(a)	471
1,270	Insulet Corp.(a)	210
3,624	Integra LifeSciences Holdings Corp.(a)	162
2,742	Intuitive Surgical, Inc.(a)	1,358
1,524	Masimo Corp.(a)	270
72,510	Medtronic PLC	6,539
643	Penumbra, Inc.(a)	104
5,031	ResMed, Inc.	741
4,604	STERIS PLC	645
7,899	Stryker Corp.	1,315
1,443	Teleflex, Inc.	422
2,878	The Cooper Companies, Inc.	793
2,317	Varian Medical Systems, Inc.(a)	238
2,551	West Pharmaceutical Services, Inc.	388
11,590	Zimmer Biomet Holdings, Inc.	1,171
		34,908

	Health Care Providers & Services — 2.69%
4,801	Acadia Healthcare Company, Inc.(a)	88
136	Amedisys, Inc.(a)	25
3,786	AmerisourceBergen Corp.	335
233	AMN Healthcare Services, Inc.(a)	13
12,555	Anthem, Inc.	2,850
5,629	Brookdale Senior Living, Inc.(a)	18
21,100	Cardinal Health, Inc.	1,012
15,883	Centene Corp.(a)	943
549	Chemed Corp.	238
17,359	Cigna Corp.	3,076
6,236	Covetrus, Inc.(a)	51
99,723	CVS Health Corp.	5,916
6,402	DaVita, Inc.(a)	488
4,677	Encompass Health Corp.	299
859	Guardant Health, Inc.(a)	60
11,219	HCA Holdings, Inc.	1,008
8,285	Henry Schein, Inc.(a)	418
6,953	Humana, Inc.	2,184
5,775	Laboratory Corp. of America Holdings(a)	730
664	Magellan Health, Inc.(a)	32
11,306	McKesson Corp.	1,529
5,008	MEDNAX, Inc.(a)	58
1,964	Molina Heathcare, Inc.(a)	275
3,479	Patterson Companies, Inc.	53
3,780	Premier, Inc., Class - A(a)	124
8,510	Quest Diagnostics, Inc.	683
1,545	Select Medical Holdings Corp.(a)	23
3,538	Tenet Healthcare Corp.(a)	51
21,671	UnitedHealth Group, Inc.	5,403

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
4,070	Universal Health Services, Inc., Class - B	$404
		28,387

	Health Care Technology — 0.11%
8,904	Cerner Corp.	561
8,711	Change Healthcare, Inc.(a)	87
3,002	Veeva Systems, Inc., Class - A(a)	469
		1,117

	Hotels, Restaurants & Leisure — 1.69%
15,996	Aramark	319
1,756	Bloomin' Brands, Inc.	13
3,349	Brinker International, Inc.	40
33,567	Caesars Entertainment Corp.(a)	227
21,942	Carnival Corp., Class - A	289
876	Chipotle Mexican Grill, Inc.(a)	573
1,344	Choice Hotels International, Inc.	83
569	Churchill Downs, Inc.	59
639	Cracker Barrel Old Country Store, Inc.	53
3,541	Darden Restaurants, Inc.	193
1,705	Domino's Pizza, Inc.	552
2,964	Dunkin' Brands Group, Inc.	158
13,462	Extended Stay America, Inc.	98
3,949	Hilton Grand Vacations(a)	63
7,696	Hilton Worldwide Holdings, Inc.	526
1,600	Hyatt Hotels Corp., Class - A	76
6,354	International Game Technology PLC	38
1,024	Jack in the Box, Inc.	36
15,825	Las Vegas Sands Corp.	673
7,059	Marriott International, Inc., Class - A	528
506	Marriott Vacations Worldwide Corp.	28
45,445	McDonald's Corp.	7,512
26,171	MGM Resorts International	309
10,520	Norwegian Cruise Line Holdings Ltd.(a)	115
1,180	Penn National Gaming, Inc.(a)	15
1,681	Planet Fitness, Inc., Class - A(a)	82
9,456	Royal Caribbean Cruises Ltd.	304
1,949	SeaWorld Entertainment, Inc.(a)	21
6,389	Six Flags Entertainment Corp.	81
39,002	Starbucks Corp.	2,563
451	Texas Roadhouse, Inc., Class - A	19
2,127	The Cheesecake Factory, Inc.	36
12,975	The Wendy's Co.	193
1,350	Vail Resorts, Inc.	200
6,608	Wyndham Destinations, Inc.	143
4,104	Wyndham Hotels & Resorts, Inc.	129
3,156	Wynn Resorts Ltd.	191
10,245	Yum China Holdings, Inc.	437
11,982	YUM! Brands, Inc.	821
		17,796

	Household Durables — 0.39%
18,852	D.R. Horton, Inc.	643
7,946	Garmin Ltd.	596
292	Helen of Troy Ltd.(a)	42
960	KB Home	17
945	La-Z-Boy, Inc.	19
9,477	Leggett & Platt, Inc.	253
12,034	Lennar Corp., Class - A	459
382	Lennar Corp., Class - B	11
1,606	MDC Holdings, Inc.	37
904	Meritage Homes Corp.(a)	33
3,511	Mohawk Industries, Inc.(a)	267
21,568	Newell Brands, Inc.	287

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
130	NVR, Inc.(a)	$334
16,153	PulteGroup, Inc.	360
2,031	Roku, Inc.(a)	178
2,375	Taylor Morrison Home Corp., Class - A(a)	26
1,839	Tempur Sealy International, Inc.(a)	80
6,425	Toll Brothers, Inc.	124
142	TopBuild Corp.(a)	10
4,366	Whirlpool Corp.	375
		4,151

	Household Products — 2.31%
8,018	Church & Dwight Co., Inc.	514
52,221	Colgate-Palmolive Co.	3,465
3,436	Energizer Holdings, Inc.	104
21,317	Kimberly-Clark Corp.	2,725
1,759	Reynolds Consumer Products, Inc.	51
2,131	Spectrum Brands Holdings, Inc.	77
4,417	The Clorox Co.	765
151,365	The Procter & Gamble Co.	16,653
		24,354

	Independent Power and Renewable Electricity Producers — 0.14%
13,307	NRG Energy, Inc., Class - C	363
49,420	The AES Corp.	672
28,410	Vistra Energy Corp.	453
		1,488

	Industrial Conglomerates — 1.17%
20,072	3M Co.	2,739
1,716	Carlisle Companies, Inc.	215
518,103	General Electric Co.	4,114
27,815	Honeywell International, Inc.	3,722
5,055	Roper Industries, Inc.	1,576
		12,366

	Insurance — 2.92%
46,566	Aflac, Inc.	1,595
867	Alleghany Corp.	478
4,547	American Financial Group, Inc.	318
64,369	American International Group, Inc.	1,561
384	American National Insurance Co.	32
7,094	Aon PLC	1,170
18,829	Arch Capital Group Ltd.(a)	535
9,975	Arthur J. Gallagher & Co.	812
4,393	Assurant, Inc.	458
4,842	Assured Guaranty Ltd.	125
5,766	Athene Holding Ltd.(a)	143
4,696	AXIS Capital Holdings Ltd.	181
7,309	Brighthouse Financial, Inc.(a)	177
15,227	Brown & Brown, Inc.	552
28,106	Chubb Ltd.	3,139
9,584	Cincinnati Financial Corp.	723
1,996	CNA Financial Corp.	62
3,664	CNO Financial Group, Inc.	45
1,242	Erie Indemnity Co., Class - A	184
1,703	Everest Re Group Ltd.	328
7,514	First American Financial Corp.	319
16,854	FNF Group	420
13,571	Genworth Financial, Inc., Class - A(a)	45
5,946	Globe Life, Inc.	428
3,751	Kemper Corp.	279
13,513	Lincoln National Corp.	355
17,127	Loews Corp.	597

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
784	Markel Corp.(a)	$728
19,242	Marsh & McLennan Companies, Inc.	1,663
2,075	Mercury General Corp.	85
48,019	MetLife, Inc.	1,468
18,566	Old Republic International Corp.	284
1,210	Primerica, Inc.	107
14,635	Principal Financial Group, Inc.	459
1,149	ProAssurance Corp.	29
22,768	Prudential Financial, Inc.	1,187
3,436	Reinsurance Group of America	289
1,915	RenaissanceRe Holdings Ltd.	286
543	RLI Corp.	48
745	Stewart Information Services Corp.	20
22,570	The Allstate Corp.	2,069
2,535	The Hanover Insurance Group, Inc.	230
20,106	The Hartford Financial Services Group, Inc.	709
28,709	The Progressive Corp.	2,118
18,375	The Travelers Companies, Inc.	1,825
12,268	Unum Group	185
9,121	W.R. Berkley Corp.	476
215	White Mountains Insurance Group Ltd.	196
7,842	Willis Towers Watson PLC	1,333
		30,855

	Interactive Media & Services — 2.63%
6,865	Alphabet, Inc., Class - A(a)	7,977
6,875	Alphabet, Inc., Class - C(a)	7,994
61,564	Facebook, Inc., Class - A(a)	10,269
2,626	InterActive Corp.(a)	470
1,238	Match Group, Inc.(a)	82
4,427	Snap, Inc., Class - A(a)	53
3,204	TripAdvisor, Inc.	56
17,427	Twitter, Inc.(a)	428
3,230	Zillow Group, Inc., Class - A(a)	110
7,361	Zillow Group, Inc., Class - C(a)	265
		27,704

	Internet & Direct Marketing Retail — 2.02%
9,584	Amazon.com, Inc.(a)	18,686
1,032	Booking Holdings, Inc.(a)	1,389
18,300	eBay, Inc.	551
2,959	Etsy, Inc.(a)	114
3,616	Expedia Group, Inc.	203
2,262	GrubHub, Inc.(a)	92
25,107	Qurate Retail, Inc.(a)	153
1,523	Wayfair, Inc., Class - A(a)	81
		21,269

	IT Services — 3.90%
16,501	Accenture PLC, Class - A	2,694
4,601	Akamai Technologies, Inc.(a)	421
2,465	Alliance Data Systems Corp.	83
8,532	Amdocs Ltd.	469
11,152	Automatic Data Processing, Inc.	1,524
4,172	Black Knight, Inc.(a)	242
6,414	Booz Allen Hamilton Holding Corp.	440
3,185	Broadridge Financial Solutions, Inc.	302
1,908	CACI International, Inc., Class - A(a)	403
28,492	Cognizant Technology Solutions Corp.	1,324
4,887	Conduent, Inc.(a)	12
4,423	CoreLogic, Inc.	135
14,872	DXC Technology Co.	194
1,378	EPAM Systems, Inc.(a)	256
1,238	Euronet Worldwide, Inc.(a)	106

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
23,689	Fidelity National Information Services, Inc.	$2,882
16,280	Fiserv, Inc.(a)	1,546
2,390	FleetCor Technologies, Inc.(a)	446
2,035	Gartner Group, Inc.(a)	203
7,390	Genpact Ltd.	216
8,171	Global Payments, Inc.	1,178
3,758	GoDaddy, Inc., Class - A(a)	215
49,218	International Business Machines Corp.	5,460
2,977	Jack Henry & Associates, Inc.	462
4,736	KBR, Inc.	98
7,505	Leidos Holdings, Inc.	688
564	ManTech International Corp., Class - A	41
24,878	MasterCard, Inc., Class - A	6,010
587	MAXIMUS, Inc.	34
954	MongoDB, Inc.(a)	130
2,400	Okta, Inc.(a)	293
9,670	Paychex, Inc.	609
26,937	PayPal Holdings, Inc.(a)	2,579
838	Perspecta, Inc.	15
16,300	Sabre Corp.	96
480	Science Applications International Corp.	36
7,875	Square, Inc., Class - A(a)	412
260	Switch, Inc., Class - A	4
731	Sykes Enterprises, Inc.(a)	20
4,616	Teradata Corp.(a)	95
2,707	Twilio, Inc., Class - A(a)	242
3,822	VeriSign, Inc.(a)	688
45,941	Visa, Inc., Class - A	7,403
23,387	Western Union Co.	424
1,065	WEX, Inc.(a)	111
		41,241

	Leisure Products — 0.06%
4,340	Brunswick Corp.	154
3,249	Hasbro, Inc.	231
14,894	Mattel, Inc.(a)	132
1,704	Polaris Inc.	82
		599

	Life Sciences Tools & Services — 0.90%
846	Adaptive Biotechnologies(a)	23
15,799	Agilent Technologies, Inc.	1,132
9,516	Avantor, Inc.(a)	119
1,347	Bio-Rad Laboratories, Inc., Class - A(a)	472
929	Bio-Techne Corp.	176
3,650	Bruker Biosciences Corp.	131
1,195	Charles River Laboratories International, Inc.(a)	151
3,429	Illumina, Inc.(a)	937
7,454	IQVIA Holdings, Inc.(a)	803
694	Mettler-Toledo International, Inc.(a)	479
5,296	PerkinElmer, Inc.	398
2,181	PPD, Inc.(a)	39
1,566	PRA Health Sciences, Inc.(a)	130
12,084	Qiagen N.V.(a)	503
263	Syneos Health, Inc.(a)	10
13,110	Thermo Fisher Scientific, Inc.	3,720
1,497	Waters Corp.(a)	272
		9,495

	Machinery — 1.67%
4,686	AGCO Corp.	222
3,915	Allison Transmission Holdings, Inc.	127
27,707	Caterpillar, Inc.	3,218

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
5,875	Colfax Corp.(a)	$116
3,352	Crane Co.	165
9,086	Cummins, Inc.	1,229
15,271	Deere & Co.	2,110
3,926	Donaldson Companies, Inc.	152
6,065	Dover Corp.	509
1,501	Enerpac Tool Group Corp.	25
6,310	Flowserve Corp.	151
14,145	Fortive Corp.	781
365	Franklin Electric Co., Inc.	17
1,724	Gates Industrial Corp. PLC(a)	12
4,889	Graco, Inc.	238
3,279	IDEX Corp.	452
9,876	Illinois Tool Works, Inc.	1,404
14,478	Ingersoll-Rand, Inc.(a)	359
5,767	ITT, Inc.	261
2,193	Lincoln Electric Holdings, Inc.	152
738	Mueller Industries, Inc.	18
2,217	Nordson, Inc.	300
3,522	Oshkosh Corp.	226
18,286	PACCAR, Inc.	1,118
7,178	Parker Hannifin Corp.	930
9,085	Pentair PLC	270
516	Rexnord Corp.	12
2,901	Snap-on, Inc.	315
832	SPX FLOW, Inc.(a)	24
8,473	Stanley Black & Decker, Inc.	847
2,960	Terex Corp.	43
1,436	The Greenbrier Companies, Inc.	25
1,373	The Middleby Corp.(a)	78
5,256	The Timken Co.	170
3,699	The Toro Co.	241
7,491	Trinity Industries, Inc.	120
2,017	WABCO Holdings, Inc.(a)	272
7,861	Wabtec Corp.	378
1,914	Woodward, Inc.	114
4,805	Xylem, Inc.	313
		17,514

	Marine — 0.01%
3,442	Kirby Corp.(a)	150

	Media — 1.42%
7,608	Altice USA, Inc.(a)	170
1,153	AMC Networks, Inc., Class - A(a)	28
158	Cable One, Inc.	260
5,953	Charter Communications, Inc., Class - A(a)	2,597
185,502	Comcast Corp., Class - A	6,376
8,387	Discovery, Inc., Class - A(a)	163
17,495	Discovery, Inc., Class - C(a)	307
14,936	Dish Network Corp.(a)	299
17,114	Fox Corp., Class - A	405
8,435	Fox Corp., Class - B	193
5,459	GCI Liberty, Inc., Class - A(a)	311
2,095	John Wiley & Sons, Inc., Class - A	79
1,344	Liberty Broadband Corp., Class - A(a)	144
6,660	Liberty Broadband Corp., Class - C(a)	738
4,668	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	148
13,449	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	425
5,880	News Corp., Inc.	53
27,571	News Corp., Inc., Class - A	247
1,377	Nexstar Media Group, Inc., Class - A	79
10,339	Omnicom Group, Inc.	567

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
555	Scholastic Corp.	$14
2,767	Sinclair Broadcast Group, Inc., Class - A	44
38,951	Sirius XM Holdings, Inc.	192
7,136	TEGNA, Inc.	77
25,520	The Interpublic Group of Companies, Inc.	413
8,273	The New York Times Co., Class - A	255
257	ViacomCBS, Inc., Class - A	5
29,128	ViacomCBS, Inc., Class - B	409
		14,998

	Metals & Mining — 0.44%
14,301	Alcoa Corp.(a)	88
1,496	Allegheny Technologies, Inc.(a)	13
1,177	Carpenter Technology Corp.	23
5,776	Cleveland-Cliffs, Inc.	23
3,774	Commercial Metals Co.	60
584	Compass Minerals International, Inc.	22
79,929	Freeport-McMoRan, Inc.	539
318	Kaiser Aluminum Corp.	22
46,670	Newmont Corp.	2,114
17,020	Nucor Corp.	614
4,430	Reliance Steel & Aluminum Co.	387
2,913	Royal Gold, Inc.	256
2,498	Southern Copper Corp.	70
12,130	Steel Dynamics, Inc.	273
666	Ternium SA, ADR	8
8,243	United States Steel Corp.	52
2,742	Warrior Met Coal, Inc.	29
498	Worthington Industries, Inc.	13
		4,606

	Mortgage Real Estate Investment Trusts — 0.14%
33,680	AGNC Investment Corp.	355
86,384	Annaly Capital Management, Inc.	439
1,381	Apollo Commercial Real Estate Finance, Inc.	10
1,864	Blackstone Mortgage Trust, Inc.	35
15,327	Chimera Investment Corp.	139
5,525	Invesco Mortgage Capital, Inc.	19
1,479	Ladder Capital Corp.	7
29,711	MFA Financial, Inc.	46
23,867	New Residential Investment Corp.	119
3,597	New York Mortgage Trust, Inc.	6
3,278	Pennymac Mortgage Investment Trust	35
3,141	Redwood Trust, Inc.	16
18,286	Starwood Property Trust, Inc.	188
21,791	Two Harbors Investment Corp.	83
		1,497

	Multiline Retail — 0.66%
337	Dillard's, Inc., Class - A	12
11,799	Dollar General Corp.	1,782
9,768	Dollar Tree, Inc.(a)	718
12,286	Kohl's Corp.	179
30,021	Macy's, Inc.	147
5,563	Nordstrom, Inc.	85
1,439	Ollie's Bargain Outlet Holdings, Inc.(a)	67
42,220	Target Corp.	3,926
		6,916

	Multi-Utilities — 1.27%
13,194	Ameren Corp.	961
588	Avista Corp.	25
406	Black Hills Corp.	26

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
27,635	CenterPoint Energy, Inc.	$427
16,066	CMS Energy Corp.	944
17,956	Consolidated Edison, Inc.	1,400
45,444	Dominion Energy, Inc.	3,281
10,018	DTE Energy Co.	951
11,121	MDU Resources Group, Inc.	239
19,845	NiSource, Inc.	496
27,230	Public Service Enterprise Group, Inc.	1,223
16,037	Sempra Energy	1,812
18,010	WEC Energy Group, Inc.	1,587
		13,372

	Oil, Gas & Consumable Fuels — 3.04%
14,071	Antero Midstream Corp.	30
12,204	Antero Resources Corp.(a)	8
22,447	Apache Corp.	94
13,935	Cabot Oil & Gas Corp.	239
8,045	Centennial Resource Development, Inc., Class - A(a)	2
8,246	Cheniere Energy, Inc.(a)	276
59,718	Chesapeake Energy Corp.(a)	11
113,316	Chevron Corp.	8,210
5,505	Cimarex Energy Co.	93
3,043	CNX Resources Corp.(a)	16
10,599	Concho Resources, Inc.	454
63,894	ConocoPhillips	1,969
5,786	Continental Resources, Inc.	44
548	CVR Energy, Inc.	9
20,099	Devon Energy Corp.	139
7,343	Diamondback Energy, Inc.	192
31,446	EOG Resources, Inc.	1,130
15,656	EQT Corp.	111
10,840	Equitrans Midstream Corp.	54
245,581	Exxon Mobil Corp.	9,324
17,699	Hess Corp.	589
13,451	HollyFrontier Corp.	330
111,671	Kinder Morgan, Inc.	1,555
19,539	Kosmos Energy Ltd.	18
55,483	Marathon Oil Corp.	182
42,556	Marathon Petroleum Corp.	1,005
9,963	Murphy Oil Corp.	60
26,773	Noble Energy, Inc.	162
47,907	Occidental Petroleum Corp.	555
17,953	ONEOK, Inc.	392
11,186	Parsley Energy, Inc., Class - A	64
8,721	PBF Energy, Inc., Class - A	62
31,395	Phillips 66	1,685
6,681	Pioneer Natural Resources Co.	469
9,851	Range Resources Corp.	22
3,665	SM Energy Co.	4
12,898	Targa Resources Corp.	89
64,804	The Williams Companies, Inc.	917
30,636	Valero Energy Corp.	1,390
1,672	World Fuel Services Corp.	42
23,212	WPX Energy, Inc.(a)	71
		32,068

	Paper & Forest Products — 0.02%
751	Boise Cascade Co.	18
5,857	Domtar Corp.	126
638	Louisiana-Pacific Corp.	11
854	Schweitzer-Mauduit International, Inc.	24
		179

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.14%
15,227	Coty, Inc., Class - A	$78
1,477	Edgewell Personal Care Co.(a)	36
6,171	Herbalife Nutrition Ltd.(a)	180
4,908	Nu Skin Enterprises, Inc., Class - A	108
6,757	The Estee Lauder Companies, Inc., Class - A	1,076
		1,478

	Pharmaceuticals — 4.75%
18,660	Allergan PLC	3,304
90,221	Bristol-Myers Squibb Co.	5,028
9,490	Catalent, Inc.(a)	493
21,043	Elanco Animal Health, Inc.(a)	471
19,501	Eli Lilly & Co.	2,705
9,260	Horizon Therapeutics PLC(a)	274
1,583	Jazz Pharmaceuticals PLC(a)	158
145,911	Johnson & Johnson	19,134
78,235	Merck & Co., Inc.	6,020
27,338	Mylan N.V.(a)	408
9,177	Nektar Therapeutics(a)	164
6,371	Perrigo Co. PLC	306
310,102	Pfizer, Inc.	10,122
12,956	Zoetis, Inc.	1,525
		50,112

	Professional Services — 0.36%
978	CoStar Group, Inc.(a)	574
3,808	Equifax, Inc.	454
708	FTI Consulting, Inc.(a)	85
15,631	IHS Markit Ltd.	938
4,145	ManpowerGroup, Inc.	220
19,638	Nielsen Holdings PLC	246
3,200	Robert Half International, Inc.	121
5,112	TransUnion	338
5,519	Versik Analytics, Inc., Class - A	770
		3,746

	Real Estate Management & Development — 0.09%
15,161	CBRE Group, Inc., Class - A(a)	572
1,834	Howard Hughes Corp.(a)	93
2,439	Jones Lang LaSalle, Inc.	246
		911

	Road & Rail — 1.02%
542	AMERCO, Inc.	157
3,529	Avis Budget Group, Inc.(a)	49
34,562	CSX Corp.	1,981
4,108	Hertz Global Holdings, Inc.(a)	25
3,949	Hunt (JB) Transportation Services, Inc.	364
5,450	Kansas City Southern	693
7,602	Knight-Swift Transportation Holdings, Inc.	249
1,498	Landstar System, Inc.	144
9,766	Lyft, Inc., Class - A(a)	263
12,793	Norfolk Southern Corp.	1,868
4,738	Old Dominion Freight Line, Inc.	621
3,428	Ryder System, Inc.	91
2,669	Schneider National, Inc.	51
48,074	Uber Technologies, Inc.(a)	1,342
19,973	Union Pacific Corp.	2,818
1,146	Werner Enterprises, Inc.	42
		10,758

	Semiconductors & Semiconductor Equipment — 3.76%
29,086	Advanced Micro Devices, Inc.(a)	1,323

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
2,616	Amkor Technology, Inc.(a)	$20
18,382	Analog Devices, Inc.	1,648
39,074	Applied Materials, Inc.	1,790
8,805	Broadcom, Inc.	2,088
865	Cirrus Logic, Inc.(a)	57
8,029	Cree, Inc.(a)	285
20,939	Cypress Semiconductor Corp.	488
3,299	Entegris, Inc.	148
4,368	First Solar, Inc.(a)	158
231,580	Intel Corp.	12,532
4,878	KLA Corp.	702
4,810	Lam Research Corp.	1,154
36,116	Marvell Technology Group Ltd.	817
11,393	Maxim Integrated Products, Inc.	554
11,225	Microchip Technology, Inc.	761
63,013	Micron Technology, Inc.(a)	2,650
3,080	MKS Instruments, Inc.	251
860	Monolithic Power Systems, Inc.	144
15,247	NVIDIA Corp.	4,019
22,401	ON Semiconductor Corp.(a)	279
6,469	Qorvo, Inc.(a)	521
38,381	Qualcomm, Inc.	2,596
197	Silicon Laboratories, Inc.(a)	17
9,964	Skyworks Solutions, Inc.	891
746	Synaptics, Inc.(a)	43
4,845	Teradyne, Inc.	262
27,884	Texas Instruments, Inc.	2,787
1,056	Universal Display Corp.	139
6,809	Xilinx, Inc.	531
		39,655

	Software — 4.83%
1,890	2U, Inc.(a)	40
12,385	Adobe, Inc.(a)	3,940
900	Alteryx, Inc., Class - A(a)	86
2,300	Anaplan, Inc.(a)	70
2,674	ANSYS, Inc.(a)	621
1,847	Aspen Technology, Inc.(a)	176
2,678	Atlassian Corp. PLC, Class - A(a)	368
6,579	Autodesk, Inc.(a)	1,027
1,213	Avalara, Inc.(a)	90
203	Bill.Com Holdings, Inc.(a)	7
7,758	Cadence Design Systems, Inc.(a)	513
3,702	CDK Global, Inc.	122
2,204	Cerence, Inc.(a)	34
2,482	Ceridian HCM Holding, Inc.(a)	125
3,341	Citrix Systems, Inc.	473
1,515	Coupa Software, Inc.(a)	212
3,622	DocuSign, Inc.(a)	335
4,857	Dropbox, Inc.(a)	88
3,015	Dynatrace, Inc.(a)	72
1,083	Elastic N.V.(a)	60
886	Fair Isaac Corp.(a)	272
4,179	FireEye, Inc.(a)	44
3,282	Fortinet, Inc.(a)	332
2,021	Guidewire Software, Inc.(a)	160
987	HubSpot, Inc.(a)	131
6,325	Intuit, Inc.	1,455
2,608	LogMeln, Inc.	218
2,587	Manhattan Associates, Inc.(a)	129
336	Medallia, Inc.(a)	7
181,983	Microsoft Corp.	28,700
1,291	New Relic, Inc.(a)	60

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
31,927	NortonLifeLock, Inc.	$598
16,067	Nuance Communications, Inc.(a)	270
3,925	Nutanix, Inc., Class - A(a)	62
46,029	Oracle Corp.	2,225
384	PagerDuty, Inc.(a)	7
1,129	PAYCOM Software, Inc.(a)	228
666	Paylocity Holding Corp.(a)	59
949	Pegasystems, Inc.	68
723	Pluralsight, Inc., Class - A(a)	8
1,278	Proofpoint, Inc.(a)	131
2,573	PTC, Inc.(a)	157
1,603	RealPage, Inc.(a)	85
1,697	RingCentral, Inc., Class - A(a)	360
19,151	Salesforce.com, Inc.(a)	2,756
4,288	ServiceNow, Inc.(a)	1,229
2,004	Smartsheet, Inc.(a)	83
1,407	SolarWinds Corp.(a)	22
3,529	Splunk, Inc.(a)	445
5,797	SS&C Technologies Holdings, Inc.	254
4,059	Synopsys, Inc.(a)	523
938	The Trade Desk, Inc., Class - A(a)	181
1,033	Tyler Technologies, Inc.(a)	306
1,762	VMware, Inc., Class - A(a)	213
3,724	Workday, Inc., Class - A(a)	485
2,671	Zendesk, Inc.(a)	171
1,530	Zscaler, Inc.(a)	93
		50,986

	Specialty Retail — 1.90%
1,062	Aaron's, Inc.	24
4,793	Abercrombie & Fitch Co.	44
3,213	Advance Auto Parts, Inc.	300
8,635	American Eagle Outfitters, Inc.	69
557	Asbury Automotive Group, Inc.(a)	31
4,329	AutoNation, Inc.(a)	122
765	AutoZone, Inc.(a)	647
12,607	Bed Bath & Beyond, Inc.	53
15,701	Best Buy Co., Inc.	894
1,893	Burlington Stores, Inc.(a)	300
6,701	CarMax, Inc.(a)	360
1,165	Carvana Co.(a)	64
4,806	Designer Brands, Inc., Class - A	24
3,662	Dick's Sporting Goods, Inc.	78
1,357	Five Below, Inc.(a)	96
1,461	Floor & Decor Holdings, Inc., Class - A(a)	47
8,952	Foot Locker, Inc.	198
21,461	Gap, Inc.	151
633	Group 1 Automotive, Inc.	28
2,041	Guess?, Inc.	14
14,093	L Brands, Inc.	162
478	Lithia Motors, Inc.	39
22,640	Lowe's Companies, Inc.	1,948
1,271	Murphy USA, Inc.(a)	107
17,771	Office Depot, Inc.	29
2,486	O'Reilly Automotive, Inc.(a)	748
2,422	Penske Automotive Group, Inc.	68
10,247	Ross Stores, Inc.	891
6,579	Sally Beauty Holdings, Inc.(a)	53
1,851	Signet Jewelers Ltd.	12
867	Sonic Automotive, Inc., Class - A	12
1,826	The Buckle, Inc.	25
47,079	The Home Depot, Inc.	8,791
39,819	The TJX Companies, Inc.	1,904
6,761	Tiffany & Co.	875

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
3,567	Tractor Supply Co.	$302
1,428	Ulta Beauty, Inc.(a)	251
6,084	Urban Outfitters, Inc.(a)	86
5,819	Williams-Sonoma, Inc.	248
		20,095

	Technology Hardware, Storage & Peripherals — 2.97%
105,964	Apple, Inc.	26,945
5,003	Dell Technologies, Inc.(a)	198
89,750	Hewlett Packard Enterprise Co.	872
89,582	HP, Inc.	1,556
4,551	NCR Corp.(a)	80
5,137	NetApp, Inc.	214
6,428	Pure Storage, Inc., Class - A(a)	79
10,052	Seagate Technology Holdings, Inc.	491
18,071	Western Digital Corp.	751
10,295	Xerox Holdings Corp.	195
		31,381

	Textiles, Apparel & Luxury Goods — 0.48%
6,680	Capri Holdings Ltd.(a)	72
2,829	Carter's, Inc.	187
1,017	Columbia Sportswear Co.	71
1,029	Deckers Outdoor Corp.(a)	137
994	G-III Apparel Group Ltd.(a)	8
16,629	Hanesbrands, Inc.	131
2,703	Lululemon Athletica, Inc.(a)	513
31,449	NIKE, Inc., Class - B	2,601
4,087	PVH Corp.	154
3,228	Ralph Lauren Corp.	216
5,910	Skechers USA, Inc., Class - A(a)	141
1,556	Steven Madden Ltd.	36
15,829	Tapestry, Inc.	205
7,304	Under Armour, Inc., Class - A(a)	67
7,589	Under Armour, Inc., Class - C(a)	61
8,588	V.F. Corp.	464
		5,064

	Thrifts & Mortgage Finance — 0.04%
443	Essent Group Ltd.	12
220	LendingTree, Inc.(a)	40
16,958	MGIC Investment Corp.	108
26,010	New York Community Bancorp, Inc.	244
1,205	Radian Group, Inc.	16
2,701	TFS Financial Corp.	41
		461

	Tobacco — 1.01%
81,246	Altria Group, Inc.	3,141
102,064	Philip Morris International, Inc.	7,447
580	Universal Corp.	26
3,687	Vector Group Ltd.	35
		10,649

	Trading Companies & Distributors — 0.24%
6,245	Air Lease Corp.	137
722	Applied Industrial Technologies, Inc.	33
19,031	Fastenal Co.	595
898	GATX Corp.	56
11,011	HD Supply Holdings, Inc.(a)	313
2,836	MRC Global, Inc.(a)	12
3,703	MSC Industrial Direct Co., Inc., Class - A	203
4,215	NOW, Inc.(a)	22
492	Rush Enterprises, Inc., Class - A	16

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
2,518	United Rentals, Inc.(a)	$259
9,573	Univar Solutions, Inc.(a)	103
1,352	W.W. Grainger, Inc.	336
2,265	Watsco, Inc.	358
3,612	WESCO International, Inc.(a)	83
		2,526

	Transportation Infrastructure — 0.01%
4,886	Macquarie Infrastructure Corp.	123

	Water Utilities — 0.16%
10,253	American Water Works Co., Inc.	1,226
12,528	Essential Utilities, Inc.	510
		1,736

	Wireless Telecommunication Services — 0.15%
38,001	Sprint Nextel Corp.(a)	328
6,794	Telephone & Data Systems, Inc.	114
12,700	T-Mobile USA, Inc.(a)	1,065
1,556	U.S. Cellular Corp.(a)	46
		1,553

	Total Common Stocks	975,443

Principal Amount (000)
	U.S. Treasury Obligations — 0.02%
$168	U.S. Treasury Bill, 0.12%, 6/18/20(b)(c)	168
33	U.S. Treasury Bill, 0.15%, 9/10/20(b)(c)	33
25	U.S. Treasury Bill, 0.14%, 12/31/20(b)(c)	25
13	U.S. Treasury Bill, 0.15%, 2/25/21(b)(c)	13
	Total U.S. Treasury Obligations	239

Shares
	Exchange-Traded Fund — 0.04%
3,161	iShares Russell 1000 ETF	447
	Total Exchange-Traded Fund	447

	Investment Company — 7.19%
75,828,330	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(d)	75,828
	Total Investment Company	75,828

	Total Investments (cost $1,141,799) — 99.68%	1,051,957
	Other assets in excess of liabilities — 0.32%	3,388

	Net Assets - 100.00%	$1,055,345

(a)	Represents non-income producing security.
(b)	The rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(d)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Institutional Value Equity Portfolio	Mellon Investments Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	81.69%	10.74%	-	-	92.43%
U.S. Treasury Obligations	0.02%	-	-	-	0.02%
Exchange-Traded Fund	0.04%	-	-	-	0.04%
Investment Company	0.09%	-	7.10%	0.00%	7.19%
Other Assets (Liabilities)	0.13%	0.07%	0.12%	0.00%	0.32%
Total Net Assets	81.97%	10.81%	7.22%	0.00%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	399	6/19/20	$51,265	$2,444
E-Mini S&P Midcap 400 Future	182	6/19/20	26,168	201
			$77,433	$2,645

	Total Unrealized Appreciation			$2,645
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$2,645

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	95	$13,300	$2,800.00	5/29/2020	$(279)
E-Mini S&P 500 Future Option	Put	95	9,975	2,100.00	6/19/2020	(323)
E-Mini S&P 500 Future Option	Put	95	9,500	2,000.00	6/19/2020	(239)
E-Mini S&P 500 Future Option	Put	95	9,263	1,950.00	6/19/2020	(205)
E-Mini S&P 500 Future Option	Put	95	9,025	1,900.00	6/19/2020	(177)
E-Mini S&P 500 Future Option	Put	95	8,550	1,800.00	6/19/2020	(138)
E-Mini S&P 500 Future Option	Call	95	14,250	3,000.00	5/29/2020	(52)
						$(1,413)

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.60%
	Aerospace & Defense — 1.62%
890	BWX Technologies, Inc.	$43
5,461	General Dynamics Corp.	723
391	HEICO Corp.	29
728	HEICO Corp., Class - A	47
605	Hexcel Corp.	22
360	Huntington Ingalls Industries, Inc.	66
4,826	L3Harris Technologies, Inc.	869
5,693	Lockheed Martin Corp.	1,930
1,511	Northrop Grumman Corp.	457
6,883	Raytheon Co.	903
19,494	The Boeing Co.	2,907
475	TransDigm Group, Inc.	152
17,452	United Technologies Corp.	1,646
		9,794

	Air Freight & Logistics — 0.05%
4,946	Expeditors International of Washington, Inc.	330

	Airlines — 0.31%
24,952	Delta Air Lines, Inc.	712
5,393	Southwest Airlines Co.	192
30,140	United Airlines Holdings, Inc.(a)	951
		1,855

	Automobiles — 0.76%
24,682	General Motors Co.	513
7,810	Tesla, Inc.(a)	4,092
		4,605

	Banks — 2.02%
52,195	Bank of America Corp.	1,108
34,342	BankUnited, Inc.	642
68,537	Citigroup, Inc.	2,887
20,870	Citizens Financial Group, Inc.	393
19,978	Comerica, Inc.	586
1,150	Cullen/Frost Bankers, Inc.	64
3,853	First Republic Bank	317
36,319	JPMorgan Chase & Co.	3,269
73,041	People's United Financial, Inc.	807
106,084	Regions Financial Corp.	952
368	SVB Financial Group(a)	56
40,288	Texas Capital Bancshares, Inc.(a)	893
394	Western Alliance Bancorp	12
8,403	Zions Bancorp NA	225
		12,211

	Beverages — 1.33%
7,576	Brown-Forman Corp., Class - B	421
8,931	Monster Beverage Corp.(a)	502
29,046	PepsiCo, Inc.	3,488
82,613	The Coca-Cola Co.	3,656
		8,067

	Biotechnology — 2.38%
16,811	Agios Pharmaceuticals, Inc.(a)	596
9,107	Alnylam Pharmaceuticals, Inc.(a)	991
16,356	Amgen, Inc.	3,316
10,784	BioMarin Pharmaceutical, Inc.(a)	911
15,402	Bluebird Bio, Inc.(a)	708
10,660	Ionis Pharmaceuticals, Inc.(a)	504
19,253	Moderna, Inc.(a)	577
14,463	Neurocrine Biosciences, Inc.(a)	1,252

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
2,019	Regeneron Pharmaceuticals, Inc.(a)	$986
23,932	Sage Therapeutics, Inc.(a)	687
14,119	Sarepta Therapeutics, Inc.(a)	1,381
1,014	Seattle Genetics, Inc.(a)	117
10,034	Vertex Pharmaceuticals, Inc.(a)	2,388
		14,414

	Building Products — 0.10%
404	Armstrong World Industries, Inc.	32
7,147	Johnson Controls International PLC	193
1,386	Lennox International, Inc.	251
1,218	Trane Technologies PLC	101
		577

	Capital Markets — 1.99%
2,554	CBOE Global Markets, Inc.	228
6,242	CME Group, Inc.	1,079
1,203	FactSet Research Systems, Inc.	314
4,446	Franklin Resources, Inc.	74
2,582	Intercontinental Exchange, Inc.	208
50,482	Legg Mason, Inc.	2,466
5,371	LPL Financial Holdings, Inc.	292
349	MarketAxess Holdings, Inc.	116
1,577	Moody's Corp.	334
390	Morningstar, Inc.	45
838	MSCI, Inc. Common	242
13,874	S&P Global, Inc.	3,400
2,729	SEI Investments Co.	126
5,465	T. Rowe Price Group, Inc.	534
7,304	TD Ameritrade Holding Corp.	253
8,409	The Charles Schwab Corp.	283
11,006	The Goldman Sachs Group, Inc.	1,702
17,301	Virtu Financial, Inc., Class - A	360
		12,056

	Chemicals — 1.84%
3,430	Air Products & Chemicals, Inc.	685
13,075	CF Industries Holdings, Inc.	356
48,974	Ecolab, Inc.	7,631
999	FMC Corp.	82
1,601	International Flavors & Fragrances, Inc.	163
28,629	LyondellBasell Industries N.V., Class - A	1,421
1,773	The Sherwin-Williams Co.	815
		11,153

	Commercial Services & Supplies — 0.29%
2,657	Cintas Corp.	459
6,652	Copart, Inc.(a)	456
1,301	IAA, Inc.(a)	39
1,301	KAR Auction Services, Inc.	16
4,338	Rollins, Inc.	157
3,677	Waste Connections, Inc.	285
3,522	Waste Management, Inc.	326
		1,738

	Communications Equipment — 0.73%
1,194	Arista Networks, Inc.(a)	242
101,754	Cisco Systems, Inc.	4,000
885	F5 Networks, Inc.(a)	94
153	Motorola Solutions, Inc.	20
377	Palo Alto Networks, Inc.(a)	62
		4,418

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering — 0.04%
2,650	Jacobs Engineering Group, Inc.	$210
374	Quanta Services, Inc.	12
		222

	Consumer Finance — 0.56%
68,345	Ally Financial, Inc.	986
95	Credit Acceptance Corp.(a)	24
185,032	SLM Corp.	1,331
65,833	Synchrony Financial	1,059
		3,400

	Containers & Packaging — 0.06%
1,280	AptarGroup, Inc.	128
747	Avery Dennison Corp.	76
841	Packaging Corp. of America	73
2,077	Sonoco Products Co.	96
		373

	Distributors — 0.05%
2,966	Genuine Parts Co.	200
381	Pool Corp.	75
		275

	Diversified Consumer Services — 0.03%
516	Bright Horizons Family Solutions, Inc.(a)	53
1,727	Service Corp. International	68
1,276	ServiceMaster Global Holdings, Inc.(a)	34
		155

	Diversified Financial Services — 1.03%
28,293	Berkshire Hathaway, Inc., Class - B(a)	5,173
26,586	Voya Financial, Inc.	1,078
		6,251

	Diversified Telecommunication Services — 0.88%
73,519	AT&T, Inc.	2,143
126,655	CenturyLink, Inc.	1,198
37,104	Verizon Communications, Inc.	1,994
		5,335

	Electric Utilities — 1.34%
27,484	Avangrid, Inc.	1,203
30,983	Duke Energy Corp.	2,506
28,713	Edison International	1,573
26,999	Entergy Corp.	2,537
5,497	Evergy, Inc.	303
		8,122

	Electrical Equipment — 0.21%
5,157	AMETEK, Inc.	371
13,294	Emerson Electric Co.	634
1,210	Hubbell, Inc.	139
931	Rockwell Automation, Inc.	140
		1,284

	Electronic Equipment, Instruments & Components — 0.20%
8,822	Amphenol Corp., Class - A	642
1,465	CDW Corp.	137
1,015	Dolby Laboratories, Inc., Class - A	55
3,517	FLIR Systems, Inc.	112
3,147	National Instruments Corp.	104
1,757	Trimble, Inc.(a)	56

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
493	Zebra Technologies Corp., Class - A(a)	$91
		1,197

	Energy Equipment & Services — 0.04%
14,448	Helmerich & Payne, Inc.	226

	Entertainment — 1.37%
22,233	Cinemark Holdings, Inc.	227
18,632	Netflix, Inc.(a)	6,996
11,163	The Walt Disney Co.	1,078
		8,301

	Equity Real Estate Investment Trusts — 2.89%
5,397	American Tower Corp.	1,176
32,837	Brandywine Realty Trust	345
88,860	Brixmor Property Group, Inc.	844
5,038	Crown Castle International Corp.	727
16,745	Equinix, Inc.	10,459
1,608	Equity Lifestyle Properties, Inc.	92
41,651	Healthpeak Properties, Inc.	993
11,741	Outfront Media, Inc.	158
109,803	Parks Hotels & Resorts, Inc.	869
147,410	Retail Properties of America, Inc., Class - A	762
40,605	Ventas, Inc.	1,089
		17,514

	Food & Staples Retailing — 1.74%
19,805	Costco Wholesale Corp.	5,647
11,718	Sysco Corp.	535
16,968	Walgreens Boots Alliance, Inc.	776
31,287	Walmart, Inc.	3,555
		10,513

	Food Products — 1.31%
70,463	ConAgra Foods, Inc.	2,067
3,603	Flowers Foods, Inc.	74
1,045	Hershey Co.	138
5,224	Hormel Foods Corp.	244
413	Lamb Weston Holding, Inc.	24
2,546	McCormick & Company, Inc.	360
95,439	Mondelez International, Inc., Class - A	4,779
2,332	The J.M. Smucker Co.	259
		7,945

	Gas Utilities — 0.40%
34,942	National Fuel Gas Co.	1,303
42,971	UGI Corp.	1,146
		2,449

	Health Care Equipment & Supplies — 3.05%
34,185	Abbott Laboratories	2,697
372	Abiomed, Inc.(a)	54
650	Align Technology, Inc.(a)	113
11,112	Baxter International, Inc.	902
6,721	Becton, Dickinson & Co.	1,544
32,824	Boston Scientific Corp.(a)	1,071
18,584	Danaher Corp.	2,572
5,207	Dexcom, Inc.(a)	1,402
8,580	Edwards Lifesciences Corp.(a)	1,618
584	Hill-Rom Holdings, Inc.	59
2,690	IDEXX Laboratories, Inc.(a)	652
5,472	Intuitive Surgical, Inc.(a)	2,710
1,642	Medtronic PLC	148

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
4,072	ResMed, Inc.	$600
9,642	Stryker Corp.	1,605
85	Teleflex, Inc.	25
332	The Cooper Companies, Inc.	92
824	Varex Imaging Corp.(a)	19
2,841	Varian Medical Systems, Inc.(a)	292
3,346	Zimmer Biomet Holdings, Inc.	338
		18,513

	Health Care Providers & Services — 2.51%
5,215	Anthem, Inc.	1,184
1,732	Centene Corp.(a)	103
768	Cigna Corp.	136
25,863	CVS Health Corp.	1,534
10,019	HCA Holdings, Inc.	900
3,283	Henry Schein, Inc.(a)	166
1,265	Humana, Inc.	397
1,952	Laboratory Corp. of America Holdings(a)	247
4,595	McKesson Corp.	622
2,799	Quest Diagnostics, Inc.	225
37,629	UnitedHealth Group, Inc.	9,383
2,784	Universal Health Services, Inc., Class - B	276
		15,173

	Health Care Technology — 0.60%
51,381	Cerner Corp.	3,236
2,596	Veeva Systems, Inc., Class - A(a)	406
		3,642

	Hotels, Restaurants & Leisure — 2.20%
2,679	Chipotle Mexican Grill, Inc.(a)	1,753
1,046	Choice Hotels International, Inc.	64
419	Domino's Pizza, Inc.	136
2,110	Marriott International, Inc., Class - A	158
18,816	McDonald's Corp.	3,111
111,554	Starbucks Corp.	7,334
310	Vail Resorts, Inc.	46
7,868	Yum China Holdings, Inc.	335
5,577	YUM! Brands, Inc.	382
		13,319

	Household Durables — 0.03%
2,470	Garmin Ltd.	185

	Household Products — 1.40%
5,143	Church & Dwight Co., Inc.	330
17,683	Colgate-Palmolive Co.	1,173
7,129	Kimberly-Clark Corp.	912
30,424	Spectrum Brands Holdings, Inc.	1,107
2,554	The Clorox Co.	442
41,123	The Procter & Gamble Co.	4,524
		8,488

	Independent Power and Renewable Electricity Producers — 0.16%
36,550	NRG Energy, Inc., Class - C	996

	Industrial Conglomerates — 1.00%
12,543	3M Co.	1,712
380,319	General Electric Co.	3,020
4,278	Honeywell International, Inc.	572
2,488	Roper Industries, Inc.	776
		6,080

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance — 2.14%
9,715	Aflac, Inc.	$333
12,263	American Financial Group, Inc.	859
7,992	Aon PLC	1,319
1,196	Arthur J. Gallagher & Co.	97
10,152	Assurant, Inc.	1,057
4,821	Brown & Brown, Inc.	175
171	Erie Indemnity Co., Class - A	25
2,448	Everest Re Group Ltd.	471
2,499	Globe Life, Inc.	180
43,476	Lincoln National Corp.	1,144
15,337	Marsh & McLennan Companies, Inc.	1,326
30,212	Old Republic International Corp.	461
22,534	Principal Financial Group, Inc.	706
14,254	Reinsurance Group of America	1,199
13,105	The Allstate Corp.	1,202
35,095	The Hartford Financial Services Group, Inc.	1,237
5,631	The Progressive Corp.	416
6,974	The Travelers Companies, Inc.	693
		12,900

	Interactive Media & Services — 5.36%
6,951	Alphabet, Inc., Class - A(a)	8,076
11,788	Alphabet, Inc., Class - C(a)	13,707
55,616	Facebook, Inc., Class - A(a)	9,277
646	InterActive Corp.(a)	116
344	Match Group, Inc.^(a)	23
24,405	Tencent Holdings Ltd., ADR	1,198
		32,397

	Internet & Direct Marketing Retail — 5.52%
22,493	Alibaba Group Holding Ltd., ADR(a)	4,374
13,336	Amazon.com, Inc.(a)	26,001
2,253	Booking Holdings, Inc.(a)	3,031
		33,406

	IT Services — 9.62%
12,354	Accenture PLC, Class - A	2,017
80,279	Adyen N.V., ADR(a)	1,375
61,269	Automatic Data Processing, Inc.	8,375
1,297	Booz Allen Hamilton Holding Corp.	89
2,577	Broadridge Financial Solutions, Inc.	244
11,940	Cognizant Technology Solutions Corp.	555
1,893	Fidelity National Information Services, Inc.	230
5,412	Fiserv, Inc.(a)	514
9,624	FleetCor Technologies, Inc.(a)	1,795
8,004	Global Payments, Inc.	1,154
1,132	GoDaddy, Inc., Class - A(a)	65
10,306	International Business Machines Corp.	1,143
2,207	Jack Henry & Associates, Inc.	343
50,053	MasterCard, Inc., Class - A	12,091
19,033	Okta, Inc.(a)	2,327
6,384	Paychex, Inc.	402
54,529	PayPal Holdings, Inc.(a)	5,220
4,369	Shopify, Inc.(a)	1,822
2,359	Square, Inc., Class - A(a)	124
10,358	Twilio, Inc., Class - A(a)	927
854	VeriSign, Inc.(a)	154
106,966	Visa, Inc., Class - A	17,235
		58,201

	Leisure Products — 0.01%
1,422	Polaris Inc.	68

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services — 0.88%
754	Agilent Technologies, Inc.	$54
1,141	Bio-Techne Corp.	216
440	Bruker Biosciences Corp.	16
447	Charles River Laboratories International, Inc.(a)	56
4,420	Illumina, Inc.(a)	1,208
817	IQVIA Holdings, Inc.(a)	88
785	Mettler-Toledo International, Inc.(a)	542
239	PerkinElmer, Inc.	18
9,568	Thermo Fisher Scientific, Inc.	2,714
2,297	Waters Corp.(a)	418
		5,330

	Machinery — 0.73%
3,410	Deere & Co.	471
2,856	Donaldson Companies, Inc.	110
3,369	Dover Corp.	283
6,615	Fortive Corp.	365
1,569	Graco, Inc.	76
2,179	IDEX Corp.	301
8,257	Illinois Tool Works, Inc.	1,174
1,074	Ingersoll-Rand, Inc.(a)	27
506	Nordson, Inc.	68
927	The Toro Co.	60
5,514	WABCO Holdings, Inc.(a)	744
9,302	Wabtec Corp.	448
4,438	Xylem, Inc.	289
		4,416

	Media — 0.67%
14,074	AMC Networks, Inc., Class - A(a)	342
25,864	Comcast Corp., Class - A	889
2,004	Discovery, Inc., Class - C(a)	35
16,360	Omnicom Group, Inc.	898
37,013	Sinclair Broadcast Group, Inc., Class - A	595
17,241	The Interpublic Group of Companies, Inc.	279
74,543	ViacomCBS, Inc., Class - B	1,045
		4,083

	Metals & Mining — 0.10%
13,795	Newmont Corp.	625

	Mortgage Real Estate Investment Trusts — 0.22%
97,437	Chimera Investment Corp.	887
291,823	MFA Financial, Inc.	452
		1,339

	Multiline Retail — 0.08%
939	Dollar General Corp.	142
4,517	Dollar Tree, Inc.(a)	332
		474

	Multi-Utilities — 0.84%
12,693	Consolidated Edison, Inc.	990
35,529	Dominion Energy, Inc.	2,565
15,797	DTE Energy Co.	1,500
		5,055

	Oil, Gas & Consumable Fuels — 1.44%
26,724	Chevron Corp.	1,936
47,186	ConocoPhillips	1,453
41,773	EQT Corp.	295
21,751	Exxon Mobil Corp.	826
120,286	Kinder Morgan, Inc.	1,674

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
142,438	Marathon Oil Corp.	$469
37,063	Parsley Energy, Inc., Class - A	212
129,720	Range Resources Corp.^	296
77,642	The Williams Companies, Inc.	1,099
153,610	WPX Energy, Inc.(a)	469
		8,729

	Personal Products — 0.59%
85,286	Coty, Inc., Class - A	440
19,811	The Estee Lauder Companies, Inc., Class - A	3,157
		3,597

	Pharmaceuticals — 4.20%
1,484	Allergan PLC	263
63,084	AstraZeneca PLC, ADR	2,817
61,477	Bristol-Myers Squibb Co.	3,427
32,170	Eli Lilly & Co.	4,463
34,184	Johnson & Johnson	4,482
55,581	Merck & Co., Inc.	4,276
7,818	Novartis AG, ADR	645
56,590	Novo Nordisk A/S, Class - B, ADR	3,407
33,351	Pfizer, Inc.	1,089
4,788	Zoetis, Inc.	563
		25,432

	Professional Services — 0.27%
331	CoStar Group, Inc.(a)	194
2,353	Equifax, Inc.	281
4,977	IHS Markit Ltd.	299
1,445	Robert Half International, Inc.	55
1,517	TransUnion	100
4,817	Versik Analytics, Inc., Class - A	672
		1,601

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	48

	Road & Rail — 1.59%
57,529	CSX Corp.	3,296
1,303	Landstar System, Inc.	125
562	Old Dominion Freight Line, Inc.	74
60,248	Uber Technologies, Inc.(a)	1,682
31,499	Union Pacific Corp.	4,443
		9,620

	Semiconductors & Semiconductor Equipment — 3.64%
96,872	Advanced Micro Devices, Inc.(a)	4,405
7,262	Analog Devices, Inc.	651
6,209	Applied Materials, Inc.	284
6,865	Broadcom, Inc.	1,628
94,338	Intel Corp.	5,105
1,378	KLA Corp.	198
1,153	Lam Research Corp.	277
28,189	Marvell Technology Group Ltd.	638
2,547	Maxim Integrated Products, Inc.	124
1,854	Microchip Technology, Inc.	126
7,602	Micron Technology, Inc.(a)	320
19,331	NVIDIA Corp.	5,095
3,257	ON Semiconductor Corp.(a)	41
30,091	Qualcomm, Inc.	2,036
9,164	Texas Instruments, Inc.	916

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
2,830	Xilinx, Inc.	$221
		22,065

	Software — 11.81%
16,881	Adobe, Inc.(a)	5,372
1,974	ANSYS, Inc.(a)	459
3,315	Atlassian Corp. PLC, Class - A(a)	455
1,566	Autodesk, Inc.(a)	244
3,967	Citrix Systems, Inc.	562
5,918	Coupa Software, Inc.(a)	827
1,303	Fortinet, Inc.(a)	132
5,422	Intuit, Inc.	1,247
234,248	Microsoft Corp.	36,943
63,347	Oracle Corp.	3,062
2,679	RingCentral, Inc., Class - A(a)	568
87,878	Salesforce.com, Inc.(a)	12,653
19,693	SAP AG, ADR	2,176
7,222	ServiceNow, Inc.(a)	2,069
14,403	Splunk, Inc.(a)	1,818
1,391	SS&C Technologies Holdings, Inc.	61
151	Synopsys, Inc.(a)	19
2,636	The Trade Desk, Inc., Class - A(a)	509
1,831	VMware, Inc., Class - A(a)	222
15,967	Workday, Inc., Class - A(a)	2,080
		71,478

	Specialty Retail — 2.56%
1,475	Advance Auto Parts, Inc.	138
597	AutoZone, Inc.(a)	505
6,005	Best Buy Co., Inc.	342
376	Burlington Stores, Inc.(a)	60
68,036	Lowe's Companies, Inc.	5,854
1,946	O'Reilly Automotive, Inc.(a)	586
9,045	Ross Stores, Inc.	787
16,522	The Home Depot, Inc.	3,085
73,408	The TJX Companies, Inc.	3,510
2,234	Tiffany & Co.	289
1,256	Tractor Supply Co.	106
1,253	Ulta Beauty, Inc.(a)	220
		15,482

	Technology Hardware, Storage & Peripherals — 4.98%
107,497	Apple, Inc.	27,335
38,672	Western Digital Corp.	1,610
62,681	Xerox Holdings Corp.	1,187
		30,132

	Textiles, Apparel & Luxury Goods — 1.98%
37,931	Kering SA, ADR	1,967
960	Kontoor Brands, Inc.	18
13,187	Lululemon Athletica, Inc.(a)	2,499
85,283	NIKE, Inc., Class - B	7,057
3,743	Under Armour, Inc., Class - A(a)	34
3,770	Under Armour, Inc., Class - C(a)	30
6,722	V.F. Corp.	364
		11,969

	Thrifts & Mortgage Finance — 0.25%
158,432	New York Community Bancorp, Inc.	1,488

	Tobacco — 0.37%
30,396	Philip Morris International, Inc.	2,218

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors — 0.22%
23,095	Air Lease Corp.	$511
14,448	Fastenal Co.	452
909	MSC Industrial Direct Co., Inc., Class - A	50
1,221	W.W. Grainger, Inc.	303
		1,316

	Total Common Stocks	584,645

	Investment Companies — 2.22%
213,197	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(b)	213
13,200,424	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(b)	13,201
	Total Investment Companies	13,414

	Total Investments (cost $316,322) — 98.82%	598,059
	Other assets in excess of liabilities — 1.18%	7,114

	Net Assets - 100.00%	$605,173

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $187 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	20.21%	76.39%	96.60%
Investment Companies	-	2.22%	2.22%
Other Assets (Liabilities)	0.57%	0.61%	1.18%
Total Net Assets	20.78%	79.22%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	47	6/19/20	$7,319	$549
E-Mini S&P 500 Future	60	6/19/20	7,709	423
			$15,028	$972

	Total Unrealized Appreciation			$972
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$972

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	55	$7,700	$2,800.00	5/29/2020	$(161)
E-Mini S&P 500 Future Option	Put	55	5,775	2,100.00	6/19/2020	(187)
E-Mini S&P 500 Future Option	Put	55	5,500	2,000.00	6/19/2020	(139)
E-Mini S&P 500 Future Option	Put	55	5,363	1,950.00	6/19/2020	(119)
E-Mini S&P 500 Future Option	Put	55	5,225	1,900.00	6/19/2020	(102)
E-Mini S&P 500 Future Option	Put	55	4,950	1,800.00	6/19/2020	(80)
E-Mini S&P 500 Future Option	Call	55	8,250	3,000.00	5/29/2020	(30)
						$(818)

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.83%
	Aerospace & Defense — 1.69%
2,247	Arconic, Inc.	$36
2,508	BWX Technologies, Inc.	122
194	Curtiss-Wright Corp.	18
2,855	General Dynamics Corp.	378
1,887	HEICO Corp.	141
5,250	HEICO Corp., Class - A	336
2,482	Hexcel Corp.	93
1,068	Huntington Ingalls Industries, Inc.	195
19,673	L3Harris Technologies, Inc.	3,543
9,282	Lockheed Martin Corp.	3,145
6,520	Northrop Grumman Corp.	1,973
8,087	Raytheon Co.	1,060
2,925	Spirit Aerosystems Holdings, Inc., Class - A	70
209	Teledyne Technologies, Inc.(a)	62
1,244	Textron, Inc.	33
25,417	The Boeing Co.	3,790
5,957	TransDigm Group, Inc.	1,908
23,605	United Technologies Corp.	2,227
		19,130

	Air Freight & Logistics — 0.29%
8,333	C.H. Robinson Worldwide, Inc.	551
4,242	Expeditors International of Washington, Inc.	283
1,343	FedEx Corp.	163
23,028	United Parcel Service, Inc., Class - B	2,152
1,878	XPO Logistics, Inc.(a)	91
		3,240

	Airlines — 0.07%
2,004	Alaska Air Group, Inc.	57
3,517	American Airlines Group, Inc.	42
170	Copa Holdings SA, Class - A	8
6,283	Delta Air Lines, Inc.	179
2,773	JetBlue Airways Corp.(a)	24
12,768	Southwest Airlines Co.	457
2,891	United Airlines Holdings, Inc.(a)	91
		858

	Auto Components — 0.02%
2,030	Aptiv PLC	100
995	BorgWarner, Inc.	24
1,233	Gentex Corp.	27
351	Lear Corp.	29
1,393	The Goodyear Tire & Rubber Co.	8
		188

	Automobiles — 0.62%
30,310	Ford Motor Co.	146
6,909	General Motors Co.	144
894	Harley-Davidson, Inc.	17
12,803	Tesla, Inc.(a)	6,708
351	Thor Industries, Inc.	15
		7,030

	Banks — 0.68%
531	Associated Banc-Corp.	7
44,535	Bank of America Corp.	945
143	Bank of Hawaii Corp.	8
661	Bank OZK	11
325	BankUnited, Inc.	6
123	BOK Financial Corp.	5
870	CIT Group, Inc.	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
47,619	Citigroup, Inc.	$2,006
2,539	Citizens Financial Group, Inc.	48
1,164	Comerica, Inc.	34
525	Commerce Bancshares, Inc.	26
329	Cullen/Frost Bankers, Inc.	18
679	East West Bancorp, Inc.	17
4,146	Fifth Third Bancorp	62
45	First Citizens BancShares, Inc., Class - A	15
490	First Hawaiian, Inc.	8
2,051	First Horizon National Corp.	17
3,645	First Republic Bank	300
1,247	FNB Corp.	9
6,007	Huntington Bancshares, Inc.	49
17,370	JPMorgan Chase & Co.	1,565
5,732	KeyCorp	59
1,875	M&T Bank Corp.	194
776	PacWest Bancorp	14
13,448	People's United Financial, Inc.	148
497	Pinnacle Financial Partners, Inc.	19
2,409	PNC Financial Services Group, Inc.	231
555	Popular, Inc.	19
832	Prosperity Bancshares, Inc.	40
5,639	Regions Financial Corp.	51
3,256	Signature Bank	261
1,290	Sterling Bancorp	13
393	SVB Financial Group(a)	59
1,456	Synovus Financial Corp.	26
703	TCF Financial Corp.	16
204	Texas Capital Bancshares, Inc.(a)	5
11,068	Truist Financial Corp.	341
12,721	U.S. Bancorp	438
1,430	Umpqua Holdings Corp.	16
595	Webster Financial Corp.	14
20,757	Wells Fargo & Co.	596
834	Western Alliance Bancorp	26
310	Wintrust Financial Corp.	10
934	Zions Bancorp NA	25
		7,792

	Beverages — 1.47%
1,532	Brown-Forman Corp., Class - A	79
12,201	Brown-Forman Corp., Class - B	678
3,839	Constellation Brands, Inc., Class - A	550
60,105	Diageo PLC	1,905
3,806	Heineken N.V.	323
1,318	Keurig Dr Pepper, Inc.	32
11,932	Molson Coors Beverage Co., Class - B	465
44,068	Monster Beverage Corp.(a)	2,480
45,145	PepsiCo, Inc.	5,421
106,269	The Coca-Cola Co.	4,702
		16,635

	Biotechnology — 1.63%
48,770	AbbVie, Inc.	3,716
683	Agios Pharmaceuticals, Inc.(a)	24
5,548	Alexion Pharmaceuticals, Inc.(a)	498
837	Alkermes PLC(a)	12
3,079	Alnylam Pharmaceuticals, Inc.(a)	335
18,724	Amgen, Inc.	3,796
3,235	Biogen, Inc.(a)	1,024
17,302	BioMarin Pharmaceutical, Inc.(a)	1,462
365	Bluebird Bio, Inc.(a)	17
4,541	Exact Sciences Corp.(a)	263
5,349	Exelixis, Inc.(a)	93

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
13,171	Gilead Sciences, Inc.	$984
5,953	Incyte Corp.(a)	436
4,070	Ionis Pharmaceuticals, Inc.(a)	192
6,656	Moderna, Inc.(a)	200
2,981	Neurocrine Biosciences, Inc.(a)	258
945	Regeneron Pharmaceuticals, Inc.(a)	461
1,709	Sage Therapeutics, Inc.(a)	49
2,259	Sarepta Therapeutics, Inc.(a)	221
3,857	Seattle Genetics, Inc.(a)	445
250	United Therapeutics Corp.(a)	24
16,833	Vertex Pharmaceuticals, Inc.(a)	4,005
		18,515

	Building Products — 0.16%
1,214	A.O. Smith Corp.	46
3,453	Allegion PLC	318
1,507	Armstrong World Industries, Inc.	119
2,004	Fortune Brands Home & Security, Inc.	86
8,314	Johnson Controls International PLC	224
1,513	Lennox International, Inc.	276
1,540	Masco Corp.	53
510	Owens Corning, Inc.	20
41	Resideo Technologies, Inc.(a)	–
7,472	Trane Technologies PLC	618
		1,760

	Capital Markets — 2.70%
322	Affiliated Managers Group, Inc.	19
1,227	Ameriprise Financial, Inc.	126
7,065	Bank of New York Mellon Corp.	238
292	BGC Partners, Inc., Class - A	1
659	BlackRock, Inc., Class - A	290
7,355	CBOE Global Markets, Inc.	657
4,981	CME Group, Inc.	861
2,482	E*Trade Financial Corp.	85
621	Eaton Vance Corp.	20
514	Evercore, Inc., Class - A	24
8,534	FactSet Research Systems, Inc.	2,225
1,539	Franklin Resources, Inc.	26
54,129	Interactive Brokers Group, Inc., Class - A	2,336
46,696	Intercontinental Exchange, Inc.	3,771
1,766	Invesco Ltd.	16
1,019	Janus Henderson Group PLC	16
1,759	Lazard Ltd., Class - A	41
494	Legg Mason, Inc.	24
33,553	LPL Financial Holdings, Inc.	1,826
2,871	MarketAxess Holdings, Inc.	955
15,967	Moody's Corp.	3,377
6,481	Morgan Stanley	220
668	Morningstar, Inc.	77
7,399	MSCI, Inc. Common	2,138
4,072	Nasdaq, Inc.	386
1,073	Northern Trust Corp.	81
1,552	Raymond James Financial, Inc.	98
30,379	S&P Global, Inc.	7,445
2,289	SEI Investments Co.	106
1,985	State Street Corp.	106
3,050	T. Rowe Price Group, Inc.	298
7,843	TD Ameritrade Holding Corp.	272
25,253	The Charles Schwab Corp.	849
10,242	The Goldman Sachs Group, Inc.	1,583
1,060	Virtu Financial, Inc., Class - A	22
		30,615

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals — 1.07%
2,974	Air Products & Chemicals, Inc.	$594
565	Albemarle Corp.	32
327	Ashland Global Holdings, Inc.	16
15,211	Axalta Coating Systems Ltd.(a)	263
332	Cabot Corp.	9
704	Celanese Corp., Series A	52
1,937	CF Industries Holdings, Inc.	53
4,174	Corteva, Inc.	98
4,170	Dow, Inc.	122
4,130	DuPont de Nemours, Inc.	141
731	Eastman Chemical Co.	34
10,481	Ecolab, Inc.	1,632
4,316	Element Solutions, Inc.(a)	36
28,528	FMC Corp.	2,330
1,438	Huntsman Corp.	21
3,717	International Flavors & Fragrances, Inc.	380
3,872	Linde PLC	670
1,480	LyondellBasell Industries N.V., Class - A	73
231	NewMarket Corp.	88
525	Olin Corp.	6
4,799	PPG Industries, Inc.	402
4,731	RPM International, Inc.	282
22,491	Symrise AG	2,080
477	The Chemours Co.	4
1,633	The Mosaic Co.	18
1,372	The Scotts Miracle-Gro Co.	140
3,073	The Sherwin-Williams Co.	1,412
1,238	Valvoline, Inc.	16
30,928	W.R. Grace & Co.	1,101
213	Westlake Chemical Corp.	8
		12,113

	Commercial Services & Supplies — 0.84%
735	ADT, Inc.	3
2,789	Cintas Corp.	484
338	Clean Harbors, Inc.(a)	17
38,247	Copart, Inc.(a)	2,620
25,512	Edenred	1,058
3,814	IAA, Inc.(a)	115
3,996	KAR Auction Services, Inc.	48
8,859	Republic Services, Inc., Class - A	665
29,209	Rollins, Inc.	1,056
513	Stericycle, Inc.(a)	25
24,199	Waste Connections, Inc.	1,875
16,802	Waste Management, Inc.	1,554
		9,520

	Communications Equipment — 0.84%
1,932	Arista Networks, Inc.(a)	391
733	Ciena Corp.(a)	29
141,301	Cisco Systems, Inc.	5,555
1,124	Commscope Holding, Inc.(a)	10
273	EchoStar Corp., Class - A(a)	9
1,940	F5 Networks, Inc.(a)	207
1,850	Juniper Networks, Inc.	35
6,198	Motorola Solutions, Inc.	824
14,942	Palo Alto Networks, Inc.(a)	2,450
250	Ubiquiti, Inc.	36
318	ViaSat, Inc.(a)	11
		9,557

	Construction & Engineering — 0.01%
816	AECOM(a)	24
686	Fluor Corp.	5

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
715	Jacobs Engineering Group, Inc.	$56
1,775	Quanta Services, Inc.	57
88	Valmont Industries, Inc.	9
		151

	Construction Materials — 0.08%
1,157	Eagle Materials, Inc., Class - A	68
2,149	Martin Marietta Materials, Inc.	406
3,998	Vulcan Materials Co.	432
		906

	Consumer Finance — 0.16%
2,057	Ally Financial, Inc.	30
13,855	American Express Co.	1,185
2,531	Capital One Financial Corp.	128
328	Credit Acceptance Corp.(a)	84
4,681	Discover Financial Services	167
1,155	Navient Corp.	9
203	OneMain Holdings, Inc.	4
416	Santander Consumer USA Holdings, Inc.	6
2,833	SLM Corp.	20
8,104	Synchrony Financial	130
		1,763

	Containers & Packaging — 0.47%
1,102	AptarGroup, Inc.	110
155	Ardagh Group SA	2
2,553	Avery Dennison Corp.	260
17,975	Ball Corp.	1,162
2,033	Berry Global Group, Inc.(a)	69
55,462	Crown Holdings, Inc.(a)	3,219
1,916	Graphic Packaging Holding Co.	23
2,185	International Paper Co.	68
261	O-I Glass, Inc.	2
502	Packaging Corp. of America	44
13,583	Sealed Air Corp.	335
464	Silgan Holdings	13
444	Sonoco Products Co.	21
1,363	WestRock Co.	39
		5,367

	Distributors — 0.35%
5,177	Genuine Parts Co.	348
91,400	LKQ Corp.(a)	1,876
8,852	Pool Corp.	1,741
		3,965

	Diversified Consumer Services — 0.24%
1,845	Bright Horizons Family Solutions, Inc.(a)	189
67,460	Frontdoor, Inc.(a)	2,346
24	Graham Holdings Co.	8
401	Grand Canyon Education, Inc.(a)	31
2,216	H&R Block, Inc.	31
2,802	Service Corp. International	109
1,506	ServiceMaster Global Holdings, Inc.(a)	41
		2,755

	Diversified Financial Services — 0.18%
10,894	Berkshire Hathaway, Inc., Class - B(a)	1,993
2,227	Equitable Holdings, Inc.	32
1,456	Jefferies Financial Group, Inc.	20
1,128	Voya Financial, Inc.	45
		2,090

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services — 0.56%
55,558	AT&T, Inc.	$1,619
62,829	Cellnex Telecom SA	2,849
6,057	CenturyLink, Inc.	57
34,583	Verizon Communications, Inc.	1,859
		6,384

	Electric Utilities — 1.18%
16,948	Alliant Energy Corp.	819
12,174	American Electric Power, Inc.	974
313	Avangrid, Inc.	14
13,722	Duke Energy Corp.	1,110
12,590	Edison International	690
8,133	Entergy Corp.	764
14,741	Evergy, Inc.	812
11,855	Eversource Energy	927
23,434	Exelon Corp.	863
19,767	FirstEnergy Corp.	792
602	Hawaiian Electric Industries, Inc.	26
288	IDACORP, Inc.	25
6,252	NextEra Energy, Inc.	1,503
19,195	OGE Energy Corp.	590
3,060	PG&E Corp.(a)	28
9,957	Pinnacle West Capital Corp.	754
27,609	PPL Corp.	681
19,503	The Southern Co.	1,056
16,511	Xcel Energy, Inc.	996
		13,424

	Electrical Equipment — 0.16%
591	Acuity Brands, Inc.	51
6,157	AMETEK, Inc.	443
2,298	Eaton Corp. PLC	179
4,830	Emerson Electric Co.	230
415	GrafTech International Ltd.	3
1,162	Hubbell, Inc.	134
994	nVent Electric PLC	17
262	Regal-Beloit Corp.	16
3,759	Rockwell Automation, Inc.	568
2,666	Sensata Technologies Holding PLC(a)	77
		1,718

	Electronic Equipment, Instruments & Components — 0.24%
9,533	Amphenol Corp., Class - A	694
372	Arrow Electronics, Inc.(a)	19
639	Avnet, Inc.	16
4,652	CDW Corp.	434
5,237	Cognex Corp.	222
123	Coherent, Inc.(a)	13
10,637	Corning, Inc.	218
681	Dolby Laboratories, Inc., Class - A	37
953	FLIR Systems, Inc.	30
295	IPG Photonics Corp.(a)	33
2,013	Jabil, Inc.	50
6,121	Keysight Technologies, Inc.(a)	512
155	Littelfuse, Inc.	21
879	National Instruments Corp.	30
282	SYNNEX Corp.	21
2,715	Trimble, Inc.(a)	86
1,757	Zebra Technologies Corp., Class - A(a)	322
		2,758

	Energy Equipment & Services — 0.02%
397	Apergy Corp.(a)	2

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
3,557	Baker Hughes, Inc.	$37
5,091	Halliburton Co.	35
707	Helmerich & Payne, Inc.	11
2,038	National Oilwell Varco, Inc.	20
1,453	Patterson-UTI Energy, Inc.	3
7,712	Schlumberger Ltd.	105
3,328	Transocean Ltd.(a)	4
		217

	Entertainment — 1.98%
5,482	Activision Blizzard, Inc.	326
489	Cinemark Holdings, Inc.	5
8,698	Electronic Arts, Inc.(a)	871
184	Liberty Media Corp. - Liberty Formula One, Class - A(a)	5
1,138	Liberty Media Corp. - Liberty Formula One, Class - C(a)	31
337	Lions Gate Entertainment Corp., Class - A(a)	2
802	Lions Gate Entertainment Corp., Class - B(a)	4
4,195	Live Nation Entertainment, Inc.(a)	191
37,700	Netflix, Inc.(a)	14,156
60,408	Sea Ltd., ADR(a)	2,677
4,236	Spotify Technology SA(a)	514
2,017	Take-Two Interactive Software, Inc.(a)	239
168	The Madison Square Garden Co., Class - A(a)	36
33,039	The Walt Disney Co.	3,191
1,621	World Wrestling Entertainment, Inc., Class - A	55
9,826	Zynga, Inc.(a)	68
		22,371

	Equity Real Estate Investment Trusts — 3.96%
4,446	Alexandria Real Estate Equities, Inc.	609
644	American Campus Communities, Inc.	18
64,613	American Homes 4 Rent, Class - A	1,499
34,233	American Tower Corp.	7,452
5,988	Americold Realty Trust	204
848	Apartment Investment & Management Co.	30
705	Apple Hospitality REIT, Inc.	6
10,970	AvalonBay Communities, Inc.	1,614
4,994	Boston Properties, Inc.	460
670	Brandywine Realty Trust	7
1,368	Brixmor Property Group, Inc.	13
2,003	Brookfield Property REIT, Inc., Class - A	17
6,983	Camden Property Trust	553
2,727	Colony Capital, Inc.	5
692	Columbia Property Trust, Inc.	9
1,047	Coresite Realty Corp.	121
581	Corporate Office Properties Trust	13
844	Cousins Properties, Inc.	25
45,459	Crown Castle International Corp.	6,562
1,103	CubeSmart	30
624	CyrusOne, Inc.	39
6,703	Digital Realty Trust, Inc.	931
953	Douglas Emmett, Inc.	29
19,373	Duke Realty Corp.	627
832	Empire State Realty Trust, Inc., Class - A	7
526	EPR Properties	13
7,620	Equinix, Inc.	4,759
794	Equity Commonwealth	25
16,140	Equity Lifestyle Properties, Inc.	927

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
10,524	Equity Residential	$650
2,714	Essex Property Trust, Inc.	598
10,920	Extra Space Storage, Inc.	1,046
5,393	Federal Realty Investment Trust	403
1,088	Gaming & Leisure Properties, Inc.	30
988	Healthcare Trust of America, Inc., Class - A	24
25,426	Healthpeak Properties, Inc.	607
689	Highwoods Properties, Inc.	24
17,965	Host Hotels & Resorts, Inc.	199
1,033	Hudson Pacific Property, Inc.	26
45,903	Invitation Homes, Inc.	981
21,464	Iron Mountain, Inc.	511
705	JBG SMITH Properties	22
579	Kilroy Realty Corp.	37
30,530	Kimco Realty Corp.	295
2,711	Lamar Advertising Co., Class - A	139
267	Life Storage, Inc.	25
33,158	Medical Properties Trust, Inc.	574
5,681	Mid-America Apartment Communities, Inc.	585
14,389	National Retail Properties, Inc.	464
17,808	OMEGA Healthcare Investors, Inc.	473
1,626	Outfront Media, Inc.	22
588	Paramount Group, Inc.	5
1,719	Parks Hotels & Resorts, Inc.	14
9,760	Prologis, Inc.	785
7,792	Public Storage	1,547
503	Rayonier, Inc.	12
11,560	Realty Income Corp.	576
11,123	Regency Centers Corp.	428
1,273	Retail Properties of America, Inc., Class - A	7
6,563	SBA Communications Corp.	1,772
866	Service Properties Trust	5
13,408	Simon Property Group, Inc.	736
830	SITE Centers Corp.	4
6,784	SL Green Realty Corp.	293
723	Spirit Realty Capital, Inc.	19
1,244	Store Capital Corp.	23
5,846	Sun Communities, Inc.	730
210	Taubman Centers, Inc.	9
747	The Macerich Co.	4
17,044	UDR, Inc.	623
15,976	Ventas, Inc.	428
71,547	VEREIT, Inc.	350
29,554	VICI Properties, Inc.	492
10,221	Vornado Realty Trust	370
459	Weingarten Realty Investors	7
11,394	Welltower, Inc.	522
14,726	Weyerhaeuser Co.	249
10,137	WP Carey, Inc.	589
		44,938

	Food & Staples Retailing — 1.00%
461	Casey's General Stores, Inc.	61
26,685	Costco Wholesale Corp.	7,608
606	Grocery Outlet Holding Corp.(a)	21
2,319	Sprouts Farmers Market, Inc.(a)	43
23,360	Sysco Corp.	1,066
25,801	The Kroger Co.	777
1,152	US Foods Holding Corp.(a)	20
5,652	Walgreens Boots Alliance, Inc.	259
12,660	Walmart, Inc.	1,439
		11,294

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products — 1.19%
13,754	Archer-Daniels-Midland Co.	$484
317	Beyond Meat, Inc.(a)	21
12,162	Bunge Ltd.	499
20,393	Campbell Soup Co.	942
22,629	ConAgra Foods, Inc.	664
1,117	Flowers Foods, Inc.	23
16,982	General Mills, Inc.	897
9,508	Hershey Co.	1,259
16,259	Hormel Foods Corp.	758
7,175	Ingredion, Inc.	541
15,160	Kellogg Co.	909
10,109	Lamb Weston Holding, Inc.	577
6,901	McCormick & Company, Inc.	974
18,799	Mondelez International, Inc., Class - A	941
17,897	Nestle SA, Registered Shares	1,832
943	Pilgrim's Pride Corp.(a)	17
1,199	Post Holdings, Inc.(a)	99
1	Seaboard Corp.	3
213	The Hain Celestial Group, Inc.(a)	6
7,777	The J.M. Smucker Co.	865
22,904	The Kraft Heinz Co.	567
622	TreeHouse Foods, Inc.(a)	27
8,632	Tyson Foods, Inc., Class - A	500
		13,405

	Gas Utilities — 0.11%
8,067	Atmos Energy Corp.	801
439	National Fuel Gas Co.	16
18,024	UGI Corp.	481
		1,298

	Health Care Equipment & Supplies — 2.75%
30,030	Abbott Laboratories	2,371
1,429	Abiomed, Inc.(a)	207
11,304	Align Technology, Inc.(a)	1,966
11,401	Baxter International, Inc.	925
2,453	Becton, Dickinson & Co.	564
67,218	Boston Scientific Corp.(a)	2,193
817	Cantel Medical Corp.	29
33,700	Danaher Corp.	4,666
10,073	Dentsply Sirona, Inc.	391
8,316	Dexcom, Inc.(a)	2,239
10,477	Edwards Lifesciences Corp.(a)	1,976
3,682	Envista Holdings Corp.(a)	55
1,334	Hill-Rom Holdings, Inc.	134
9,598	Hologic, Inc.(a)	337
249	ICU Medical, Inc.(a)	50
7,206	IDEXX Laboratories, Inc.(a)	1,745
1,926	Insulet Corp.(a)	319
466	Integra LifeSciences Holdings Corp.(a)	21
6,110	Intuitive Surgical, Inc.(a)	3,026
1,506	Masimo Corp.(a)	266
11,474	Medtronic PLC	1,035
1,011	Penumbra, Inc.(a)	163
5,273	ResMed, Inc.	776
14,630	STERIS PLC	2,047
11,309	Stryker Corp.	1,884
1,506	Teleflex, Inc.	441
1,068	The Cooper Companies, Inc.	295
3,779	Varian Medical Systems, Inc.(a)	388
3,661	West Pharmaceutical Services, Inc.	558
2,046	Zimmer Biomet Holdings, Inc.	206
		31,273

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services — 2.07%
406	Acadia Healthcare Company, Inc.(a)	$7
7,055	AmerisourceBergen Corp.	624
14,289	Anthem, Inc.	3,244
4,394	Cardinal Health, Inc.	211
16,767	Centene Corp.(a)	996
495	Chemed Corp.	214
19,624	Cigna Corp.	3,477
681	Covetrus, Inc.(a)	6
10,972	CVS Health Corp.	651
486	DaVita, Inc.(a)	37
1,807	Encompass Health Corp.	116
1,319	Guardant Health, Inc.(a)	92
7,549	HCA Holdings, Inc.	679
33,194	HealthEquity, Inc.(a)	1,679
7,019	Henry Schein, Inc.(a)	355
3,718	Humana, Inc.	1,167
2,648	Laboratory Corp. of America Holdings(a)	335
3,931	McKesson Corp.	533
415	MEDNAX, Inc.(a)	5
1,623	Molina Heathcare, Inc.(a)	227
347	Premier, Inc., Class - A(a)	11
5,301	Quest Diagnostics, Inc.	425
32,016	UnitedHealth Group, Inc.	7,983
4,147	Universal Health Services, Inc., Class - B	411
		23,485

	Health Care Technology — 0.27%
12,093	Cerner Corp.	762
4,486	Change Healthcare, Inc.(a)	45
14,326	Veeva Systems, Inc., Class - A(a)	2,240
		3,047

	Hotels, Restaurants & Leisure — 1.51%
7,263	Aramark	145
3,019	Caesars Entertainment Corp.(a)	20
2,327	Carnival Corp., Class - A	30
3,619	Chipotle Mexican Grill, Inc.(a)	2,368
25,440	Choice Hotels International, Inc.	1,558
18,060	Churchill Downs, Inc.	1,860
8,461	Darden Restaurants, Inc.	460
2,952	Domino's Pizza, Inc.	956
2,423	Dunkin' Brands Group, Inc.	128
1,057	Extended Stay America, Inc.	8
789	Hilton Grand Vacations(a)	12
9,080	Hilton Worldwide Holdings, Inc.	620
122	Hyatt Hotels Corp., Class - A	6
25,460	Intercontinental Hotels Group PLC	1,083
763	International Game Technology PLC	5
6,279	Las Vegas Sands Corp.	267
8,981	Marriott International, Inc., Class - A	672
10,919	McDonald's Corp.	1,806
4,394	MGM Resorts International	51
2,878	Norwegian Cruise Line Holdings Ltd.(a)	32
2,555	Planet Fitness, Inc., Class - A(a)	125
1,003	Royal Caribbean Cruises Ltd.	32
741	Six Flags Entertainment Corp.	9
44,868	Starbucks Corp.	2,950
6,579	The Wendy's Co.	98
1,171	Vail Resorts, Inc.	173
586	Wyndham Destinations, Inc.	13
1,433	Wyndham Hotels & Resorts, Inc.	45
2,756	Wynn Resorts Ltd.	166
9,909	Yum China Holdings, Inc.	423

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
14,611	YUM! Brands, Inc.	$1,001
		17,122

	Household Durables — 0.75%
51,044	D.R. Horton, Inc.	1,735
4,215	Garmin Ltd.	316
762	Leggett & Platt, Inc.	20
51,458	Lennar Corp., Class - A	1,965
406	Lennar Corp., Class - B	12
340	Mohawk Industries, Inc.(a)	26
1,803	Newell Brands, Inc.	24
248	NVR, Inc.(a)	637
12,289	PulteGroup, Inc.	275
2,765	Roku, Inc.(a)	242
68,839	Taylor Morrison Home Corp., Class - A(a)	757
1,614	Tempur Sealy International, Inc.(a)	71
58,366	Toll Brothers, Inc.	1,124
142,198	TRI Pointe Homes, Inc.(a)	1,246
345	Whirlpool Corp.	30
		8,480

	Household Products — 0.78%
46,860	Church & Dwight Co., Inc.	3,008
14,595	Colgate-Palmolive Co.	969
300	Energizer Holdings, Inc.	9
7,005	Kimberly-Clark Corp.	896
758	Reynolds Consumer Products, Inc.	22
125	Spectrum Brands Holdings, Inc.	5
8,308	The Clorox Co.	1,439
23,012	The Procter & Gamble Co.	2,530
		8,878

	Independent Power and Renewable Electricity Producers — 0.09%
9,690	NRG Energy, Inc., Class - C	264
35,072	The AES Corp.	477
21,035	Vistra Energy Corp.	336
		1,077

	Industrial Conglomerates — 0.56%
14,847	3M Co.	2,026
1,594	Carlisle Companies, Inc.	200
48,197	General Electric Co.	383
13,623	Honeywell International, Inc.	1,823
6,103	Roper Industries, Inc.	1,903
		6,335

	Insurance — 1.29%
13,420	Aflac, Inc.	459
757	Alleghany Corp.	419
4,054	American Financial Group, Inc.	284
10,608	American International Group, Inc.	258
54	American National Insurance Co.	4
9,741	Aon PLC	1,607
15,916	Arch Capital Group Ltd.(a)	454
6,524	Arthur J. Gallagher & Co.	532
3,199	Assurant, Inc.	333
613	Assured Guaranty Ltd.	16
2,279	Athene Holding Ltd.(a)	56
872	AXIS Capital Holdings Ltd.	34
715	Brighthouse Financial, Inc.(a)	17
15,400	Brown & Brown, Inc.	558
5,981	Chubb Ltd.	668
5,308	Cincinnati Financial Corp.	401

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
159	CNA Financial Corp.	$5
3,904	Erie Indemnity Co., Class - A	578
2,911	Everest Re Group Ltd.	560
526	First American Financial Corp.	22
12,634	FNF Group	315
2,188	Globe Life, Inc.	158
720	Kemper Corp.	54
1,078	Lincoln National Corp.	28
5,730	Loews Corp.	200
556	Markel Corp.(a)	516
18,826	Marsh & McLennan Companies, Inc.	1,627
8	Mercury General Corp.	–
4,330	MetLife, Inc.	132
1,324	Old Republic International Corp.	20
1,050	Primerica, Inc.	93
1,615	Principal Financial Group, Inc.	51
2,209	Prudential Financial, Inc.	115
1,882	Reinsurance Group of America	158
4,132	RenaissanceRe Holdings Ltd.	617
5,807	The Allstate Corp.	532
175	The Hanover Insurance Group, Inc.	16
8,869	The Hartford Financial Services Group, Inc.	312
12,200	The Progressive Corp.	901
6,191	The Travelers Companies, Inc.	615
1,400	Unum Group	21
9,505	W.R. Berkley Corp.	496
18	White Mountains Insurance Group Ltd.	16
2,900	Willis Towers Watson PLC	493
		14,751

	Interactive Media & Services — 5.33%
16,471	Alphabet, Inc., Class - A(a)	19,138
13,080	Alphabet, Inc., Class - C(a)	15,210
117,095	ANGI Homeservices, Inc.(a)	615
114,605	Facebook, Inc., Class - A(a)	19,116
13,475	InterActive Corp.(a)	2,415
1,755	Match Group, Inc.(a)	116
166,809	Snap, Inc., Class - A(a)	1,983
25,944	Tencent Holdings Ltd., ADR	1,274
3,429	TripAdvisor, Inc.	59
24,856	Twitter, Inc.(a)	611
203	Zillow Group, Inc., Class - A(a)	7
729	Zillow Group, Inc., Class - C(a)	26
		60,570

	Internet & Direct Marketing Retail — 4.69%
37,461	Alibaba Group Holding Ltd., ADR(a)	7,285
20,195	Amazon.com, Inc.(a)	39,376
2,810	Booking Holdings, Inc.(a)	3,780
25,093	eBay, Inc.	754
3,682	Etsy, Inc.(a)	142
7,832	Expedia Group, Inc.	441
2,922	GrubHub, Inc.(a)	119
2,565	MercadoLibre, Inc.(a)	1,253
2,373	Qurate Retail, Inc.(a)	14
2,121	Wayfair, Inc., Class - A(a)	113
		53,277

	IT Services — 10.28%
21,020	Accenture PLC, Class - A	3,432
1,245	Adyen N.V.(a)(b)	1,058
85,298	Adyen N.V., ADR(a)	1,462
64,685	Afterpay Ltd.(a)	752
4,791	Akamai Technologies, Inc.(a)	439

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
374	Alliance Data Systems Corp.	$13
728	Amdocs Ltd.	40
30,370	Automatic Data Processing, Inc.	4,151
44,372	Black Knight, Inc.(a)	2,576
9,079	Booz Allen Hamilton Holding Corp.	623
3,705	Broadridge Financial Solutions, Inc.	351
116	CACI International, Inc., Class - A(a)	24
5,471	Cognizant Technology Solutions Corp.	254
801	CoreLogic, Inc.	25
1,208	DXC Technology Co.	16
1,703	EPAM Systems, Inc.(a)	316
1,617	Euronet Worldwide, Inc.(a)	139
67,281	Fidelity National Information Services, Inc.	8,184
59,315	Fiserv, Inc.(a)	5,634
11,235	FleetCor Technologies, Inc.(a)	2,095
2,870	Gartner Group, Inc.(a)	286
5,989	Genpact Ltd.	175
36,687	Global Payments, Inc.	5,291
21,707	GMO Payment Gateway, Inc.	1,522
42,979	GoDaddy, Inc., Class - A(a)	2,455
19,649	International Business Machines Corp.	2,180
18,308	Jack Henry & Associates, Inc.	2,842
1,849	Leidos Holdings, Inc.	169
78,753	MasterCard, Inc., Class - A	19,023
1,352	MongoDB, Inc.(a)	184
245,969	Network International Holdings PLC(a)	1,196
3,414	Okta, Inc.(a)	417
60,062	Pagseguro Digital Ltd.(a)	1,161
42,715	Paychex, Inc.	2,687
113,552	PayPal Holdings, Inc.(a)	10,872
3,130	Sabre Corp.	19
3,980	Shopify, Inc.(a)	1,659
15,103	Square, Inc., Class - A(a)	791
38,607	Stoneco Ltd., Class - A(a)	840
2,178	Switch, Inc., Class - A	31
4,024	Teradata Corp.(a)	83
15,420	Twilio, Inc., Class - A(a)	1,380
18,100	VeriSign, Inc.(a)	3,260
115,565	Visa, Inc., Class - A	18,619
19,908	Western Union Co.	361
21,009	WEX, Inc.(a)	2,197
28,328	Wirecard AG	3,191
19,757	Wix.com Ltd.(a)	1,992
		116,467

	Leisure Products — 0.06%
543	Brunswick Corp.	19
6,490	Hasbro, Inc.	465
8,401	Mattel, Inc.(a)	74
1,853	Polaris Inc.	89
		647

	Life Sciences Tools & Services — 2.34%
1,443	Adaptive Biotechnologies(a)	40
47,345	Agilent Technologies, Inc.	3,392
8,840	Avantor, Inc.(a)	110
118	Bio-Rad Laboratories, Inc., Class - A(a)	41
1,236	Bio-Techne Corp.	235
3,331	Bruker Biosciences Corp.	119
1,560	Charles River Laboratories International, Inc.(a)	197
4,022	Eurofins Scientific SE	1,962
8,037	Illumina, Inc.(a)	2,195
20,943	IQVIA Holdings, Inc.(a)	2,259

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
2,947	Mettler-Toledo International, Inc.(a)	$2,035
32,023	PerkinElmer, Inc.	2,411
1,416	PPD, Inc.(a)	25
2,026	PRA Health Sciences, Inc.(a)	168
1,232	Qiagen N.V.(a)	51
20,390	Sartorius Stedim Biotech(a)	4,068
22,639	Thermo Fisher Scientific, Inc.	6,420
4,909	Waters Corp.(a)	894
		26,622

	Machinery — 0.61%
408	AGCO Corp.	19
3,502	Allison Transmission Holdings, Inc.	115
4,108	Caterpillar, Inc.	476
505	Colfax Corp.(a)	10
325	Crane Co.	16
817	Cummins, Inc.	111
2,599	Deere & Co.	359
3,936	Donaldson Companies, Inc.	152
2,512	Dover Corp.	211
1,785	Flowserve Corp.	42
3,564	Fortive Corp.	197
304	Gates Industrial Corp. PLC(a)	2
5,285	Graco, Inc.	258
5,534	IDEX Corp.	765
10,553	Illinois Tool Works, Inc.	1,501
7,473	Ingersoll-Rand, Inc.(a)	186
508	ITT, Inc.	23
1,793	Lincoln Electric Holdings, Inc.	123
1,697	Nordson, Inc.	229
394	Oshkosh Corp.	25
1,887	PACCAR, Inc.	115
712	Parker Hannifin Corp.	92
811	Pentair PLC	24
303	Snap-on, Inc.	33
842	Stanley Black & Decker, Inc.	84
5,760	The Middleby Corp.(a)	327
236	The Timken Co.	8
3,524	The Toro Co.	230
259	Trinity Industries, Inc.	4
4,583	WABCO Holdings, Inc.(a)	619
2,483	Wabtec Corp.	119
1,508	Woodward, Inc.	90
5,839	Xylem, Inc.	380
		6,945

	Marine — 0.00%
391	Kirby Corp.(a)	17

	Media — 1.55%
108,745	Altice USA, Inc.(a)	2,424
1,238	AMC Networks, Inc., Class - A(a)	30
140	Cable One, Inc.	230
9,378	Charter Communications, Inc., Class - A(a)	4,093
151,549	Comcast Corp., Class - A	5,211
4,660	Discovery, Inc., Class - A(a)	90
4,241	Discovery, Inc., Class - C(a)	75
1,394	Dish Network Corp.(a)	28
2,987	Fox Corp., Class - A	70
1,390	Fox Corp., Class - B	31
513	GCI Liberty, Inc., Class - A(a)	29
236	John Wiley & Sons, Inc., Class - A	9
89	Liberty Broadband Corp., Class - A(a)	10
24,140	Liberty Broadband Corp., Class - C(a)	2,673

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
5,938	Liberty Global PLC, Class - A(a)	$98
5,599	Liberty Global PLC, Class - C(a)	88
8,950	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	284
9,170	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	289
637	News Corp., Inc.	6
2,219	News Corp., Inc., Class - A	20
1,211	Nexstar Media Group, Inc., Class - A	70
11,083	Omnicom Group, Inc.	609
2,084	Sinclair Broadcast Group, Inc., Class - A	33
76,886	Sirius XM Holdings, Inc.	380
17,042	The Interpublic Group of Companies, Inc.	275
1,718	The New York Times Co., Class - A	52
45	ViacomCBS, Inc., Class - A	1
22,057	ViacomCBS, Inc., Class - B	309
		17,517

	Metals & Mining — 0.14%
759	Alcoa Corp.(a)	5
8,471	Freeport-McMoRan, Inc.	57
26,949	Newmont Corp.	1,220
1,781	Nucor Corp.	64
339	Reliance Steel & Aluminum Co.	30
903	Royal Gold, Inc.	80
2,252	Southern Copper Corp.	63
952	Steel Dynamics, Inc.	21
849	United States Steel Corp.	5
		1,545

	Mortgage Real Estate Investment Trusts — 0.09%
47,293	AGNC Investment Corp.	501
89,844	Annaly Capital Management, Inc.	455
1,224	Chimera Investment Corp.	11
1,718	MFA Financial, Inc.	3
2,012	New Residential Investment Corp.	10
1,302	Starwood Property Trust, Inc.	13
1,770	Two Harbors Investment Corp.	7
		1,000

	Multiline Retail — 0.27%
10,491	Dollar General Corp.	1,585
10,035	Dollar Tree, Inc.(a)	737
1,103	Kohl's Corp.	16
2,059	Macy's, Inc.	10
3,523	Nordstrom, Inc.	54
1,891	Ollie's Bargain Outlet Holdings, Inc.(a)	87
6,459	Target Corp.	601
		3,090

	Multi-Utilities — 0.74%
12,317	Ameren Corp.	897
33,318	CenterPoint Energy, Inc.	514
15,254	CMS Energy Corp.	897
11,574	Consolidated Edison, Inc.	902
14,568	Dominion Energy, Inc.	1,051
7,787	DTE Energy Co.	740
1,157	MDU Resources Group, Inc.	25
32,709	NiSource, Inc.	817
16,509	Public Service Enterprise Group, Inc.	741
6,855	Sempra Energy	774
11,306	WEC Energy Group, Inc.	998
		8,356

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels — 0.43%
1,764	Antero Midstream Corp.	$4
4,614	Antero Resources Corp.(a)	3
2,030	Apache Corp.	8
38,152	Cabot Oil & Gas Corp.	656
3,508	Centennial Resource Development, Inc., Class - A(a)	1
4,908	Cheniere Energy, Inc.(a)	164
19,330	Chesapeake Energy Corp.(a)	3
12,953	Chevron Corp.	940
374	Cimarex Energy Co.	6
1,162	Concho Resources, Inc.	50
6,049	ConocoPhillips	186
490	Continental Resources, Inc.	4
1,821	Devon Energy Corp.	13
1,851	Diamondback Energy, Inc.	49
3,231	EOG Resources, Inc.	116
1,330	EQT Corp.	9
1,700	Equitrans Midstream Corp.	8
27,730	Exxon Mobil Corp.	1,053
1,572	Hess Corp.	52
867	HollyFrontier Corp.	21
22,104	Kinder Morgan, Inc.	307
5,199	Kosmos Energy Ltd.	5
4,694	Marathon Oil Corp.	15
3,582	Marathon Petroleum Corp.	85
512	Murphy Oil Corp.	3
3,370	Noble Energy, Inc.	20
11,220	Occidental Petroleum Corp.	130
8,631	ONEOK, Inc.	189
6,354	Parsley Energy, Inc., Class - A	36
545	PBF Energy, Inc., Class - A	4
2,456	Phillips 66	132
2,856	Pioneer Natural Resources Co.	201
1,451	Range Resources Corp.	3
1,626	Targa Resources Corp.	11
17,528	The Williams Companies, Inc.	248
2,282	Valero Energy Corp.	104
2,738	WPX Energy, Inc.(a)	8
		4,847

	Paper & Forest Products — 0.00%
104	Domtar Corp.	2

	Personal Products — 0.49%
35,397	Coty, Inc., Class - A	183
1,193	Herbalife Nutrition Ltd.(a)	35
6,925	L'Oreal SA	1,792
274	Nu Skin Enterprises, Inc., Class - A	6
22,228	The Estee Lauder Companies, Inc., Class - A	3,541
		5,557

	Pharmaceuticals — 2.64%
3,726	Allergan PLC	659
67,107	AstraZeneca PLC, ADR	2,997
57,211	Bristol-Myers Squibb Co.	3,189
854	Catalent, Inc.(a)	44
2,186	Elanco Animal Health, Inc.(a)	49
46,045	Eli Lilly & Co.	6,387
1,555	Horizon Therapeutics PLC(a)	46
4,638	Jazz Pharmaceuticals PLC(a)	463
29,746	Johnson & Johnson	3,901
86,767	Merck & Co., Inc.	6,675
2,763	Mylan N.V.(a)	41

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
1,609	Nektar Therapeutics(a)	$29
8,371	Novartis AG, ADR	690
657	Perrigo Co. PLC	32
42,624	Pfizer, Inc.	1,392
30,530	Zoetis, Inc.	3,593
		30,187

	Professional Services — 1.62%
134,613	Clarivate Analytics PLC(a)	2,793
4,261	CoStar Group, Inc.(a)	2,501
25,074	Equifax, Inc.	2,995
6,140	Experian PLC	171
44,341	IHS Markit Ltd.	2,660
338	ManpowerGroup, Inc.	18
8,094	Nielsen Holdings PLC	101
3,538	Robert Half International, Inc.	134
16,263	Thomson Reuters Corp.	1,104
34,969	TransUnion	2,314
25,977	Versik Analytics, Inc., Class - A	3,622
		18,413

	Real Estate Management & Development — 0.02%
5,184	CBRE Group, Inc., Class - A(a)	194
698	Howard Hughes Corp.(a)	36
461	Jones Lang LaSalle, Inc.	47
		277

	Road & Rail — 1.08%
1,613	AMERCO, Inc.	468
11,389	CSX Corp.	652
2,125	Hunt (JB) Transportation Services, Inc.	196
533	Kansas City Southern	68
686	Knight-Swift Transportation Holdings, Inc.	23
1,286	Landstar System, Inc.	124
1,595	Lyft, Inc., Class - A(a)	43
2,376	Norfolk Southern Corp.	347
13,360	Old Dominion Freight Line, Inc.	1,754
300	Ryder System, Inc.	8
357	Schneider National, Inc.	7
72,315	Uber Technologies, Inc.(a)	2,019
46,544	Union Pacific Corp.	6,564
		12,273

	Semiconductors & Semiconductor Equipment — 2.76%
33,986	Advanced Micro Devices, Inc.(a)	1,546
3,379	Analog Devices, Inc.	303
18,556	Applied Materials, Inc.	850
16,513	Broadcom, Inc.	3,915
873	Cree, Inc.(a)	31
1,970	Cypress Semiconductor Corp.	46
4,330	Entegris, Inc.	194
543	First Solar, Inc.(a)	20
23,844	Intel Corp.	1,290
5,195	KLA Corp.	746
4,274	Lam Research Corp.	1,026
3,690	Marvell Technology Group Ltd.	84
4,460	Maxim Integrated Products, Inc.	217
3,065	Microchip Technology, Inc.	208
6,159	Micron Technology, Inc.(a)	259
312	MKS Instruments, Inc.	25
1,392	Monolithic Power Systems, Inc.	234
35,365	NVIDIA Corp.	9,322
21,368	NXP Semiconductors N.V.	1,772
2,363	ON Semiconductor Corp.(a)	29

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
678	Qorvo, Inc.(a)	$55
70,358	Qualcomm, Inc.	4,760
1,186	Skyworks Solutions, Inc.	106
5,415	Teradyne, Inc.	293
30,920	Texas Instruments, Inc.	3,090
1,357	Universal Display Corp.	179
8,276	Xilinx, Inc.	645
		31,245

	Software — 14.54%
836	2U, Inc.(a)	18
36,930	Adobe, Inc.(a)	11,752
20,004	Alteryx, Inc., Class - A(a)	1,905
2,851	Anaplan, Inc.(a)	86
14,861	ANSYS, Inc.(a)	3,455
16,376	AppFolio, Inc., Class - A(a)	1,817
16,357	Aspen Technology, Inc.(a)	1,555
6,522	Atlassian Corp. PLC, Class - A(a)	895
15,044	Autodesk, Inc.(a)	2,349
1,645	Avalara, Inc.(a)	123
24,778	Bill.Com Holdings, Inc.(a)	848
31,659	Blackbaud, Inc.	1,759
9,082	Cadence Design Systems, Inc.(a)	600
9,651	CDK Global, Inc.	317
264	Cerence, Inc.(a)	4
40,332	Ceridian HCM Holding, Inc.(a)	2,019
7,113	Citrix Systems, Inc.	1,007
8,172	Coupa Software, Inc.(a)	1,142
11,523	Dassault Systemes SE	1,682
23,489	DocuSign, Inc.(a)	2,170
7,332	Dropbox, Inc.(a)	133
3,218	Dynatrace, Inc.(a)	77
1,766	Elastic N.V.(a)	98
7,821	Fair Isaac Corp.(a)	2,407
6,030	FireEye, Inc.(a)	64
4,670	Fortinet, Inc.(a)	473
2,658	Guidewire Software, Inc.(a)	210
1,310	HubSpot, Inc.(a)	174
18,862	Intuit, Inc.	4,339
37,059	Kinaxis, Inc.(a)	2,868
87,553	Lightspeed Pos, Inc.(a)	1,185
277	LogMeln, Inc.	23
2,300	Manhattan Associates, Inc.(a)	114
1,635	Medallia, Inc.(a)	32
351,656	Microsoft Corp.	55,456
55,500	Money Forward, Inc.(a)	2,123
1,780	New Relic, Inc.(a)	82
3,130	Nortonlifelock, Inc.	59
1,366	Nuance Communications, Inc.(a)	23
5,591	Nutanix, Inc., Class - A(a)	89
66,457	Oracle Corp.	3,211
1,480	PagerDuty, Inc.(a)	25
7,454	PAYCOM Software, Inc.(a)	1,506
20,455	Paylocity Holding Corp.(a)	1,807
1,322	Pegasystems, Inc.	94
2,507	Pluralsight, Inc., Class - A(a)	28
1,788	Proofpoint, Inc.(a)	184
3,353	PTC, Inc.(a)	206
51,054	RealPage, Inc.(a)	2,702
5,276	RingCentral, Inc., Class - A(a)	1,119
85,846	Salesforce.com, Inc.(a)	12,359
17,633	SAP SE	1,968
18,817	ServiceNow, Inc.(a)	5,392

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
11,714	Simcorp A/S	$977
2,863	Smartsheet, Inc.(a)	119
982	SolarWinds Corp.(a)	16
19,757	Splunk, Inc.(a)	2,493
97,595	SS&C Technologies Holdings, Inc.	4,278
4,868	Synopsys, Inc.(a)	627
33,150	Technology One Ltd.	160
11,661	Temenos AG, Registered Shares	1,521
69,150	The Descartes Systems Group, Inc.(a)	2,379
265,931	The Sage Group PLC	1,933
4,090	The Trade Desk, Inc., Class - A(a)	789
3,772	Tyler Technologies, Inc.(a)	1,119
2,523	VMware, Inc., Class - A(a)	305
33,171	Workday, Inc., Class - A(a)	4,320
59,803	Xero Ltd.(a)	2,486
85,409	Zendesk, Inc.(a)	5,467
2,193	Zscaler, Inc.(a)	133
		165,255

	Specialty Retail — 1.59%
3,510	Advance Auto Parts, Inc.	327
184	AutoNation, Inc.(a)	5
1,329	AutoZone, Inc.(a)	1,125
2,577	Best Buy Co., Inc.	147
2,844	Burlington Stores, Inc.(a)	451
4,704	CarMax, Inc.(a)	254
34,597	Carvana Co.(a)	1,906
385	Dick's Sporting Goods, Inc.	8
1,767	Five Below, Inc.(a)	125
2,339	Floor & Decor Holdings, Inc., Class - A(a)	75
704	Foot Locker, Inc.	16
778	Gap, Inc.	5
2,782	L Brands, Inc.	32
25,473	Lowe's Companies, Inc.	2,191
3,519	O'Reilly Automotive, Inc.(a)	1,060
180	Penske Automotive Group, Inc.	5
11,587	Ross Stores, Inc.	1,007
31,844	The Home Depot, Inc.	5,945
46,853	The TJX Companies, Inc.	2,240
671	Tiffany & Co.	87
4,918	Tractor Supply Co.	416
3,150	Ulta Beauty, Inc.(a)	554
101	Urban Outfitters, Inc.(a)	1
850	Williams-Sonoma, Inc.	36
		18,018

	Technology Hardware, Storage & Peripherals — 3.89%
169,941	Apple, Inc.	43,215
3,726	Dell Technologies, Inc.(a)	147
7,272	Hewlett Packard Enterprise Co.	71
10,558	HP, Inc.	183
4,064	NCR Corp.(a)	72
7,775	NetApp, Inc.	325
7,996	Pure Storage, Inc., Class - A(a)	98
1,741	Western Digital Corp.	72
918	Xerox Holdings Corp.	17
		44,200

	Textiles, Apparel & Luxury Goods — 0.99%
2,397	Capri Holdings Ltd.(a)	26
806	Carter's, Inc.	52
739	Columbia Sportswear Co.	51
10,258	Hanesbrands, Inc.	80
38,331	Kering SA, ADR	1,988

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
14,670	Lululemon Athletica, Inc.(a)	$2,781
65,756	NIKE, Inc., Class - B	5,442
338	PVH Corp.	13
224	Ralph Lauren Corp.	15
2,059	Skechers USA, Inc., Class - A(a)	49
1,597	Tapestry, Inc.	21
4,328	Under Armour, Inc., Class - A(a)	40
4,348	Under Armour, Inc., Class - C(a)	35
11,738	V.F. Corp.	635
		11,228

	Thrifts & Mortgage Finance — 0.01%
287	LendingTree, Inc.(a)	52
2,318	MGIC Investment Corp.	15
2,038	New York Community Bancorp, Inc.	19
324	TFS Financial Corp.	5
		91

	Tobacco — 0.27%
48,295	Altria Group, Inc.	1,867
16,456	Philip Morris International, Inc.	1,201
		3,068

	Trading Companies & Distributors — 0.13%
946	Air Lease Corp.	21
17,194	Fastenal Co.	538
7,971	HD Supply Holdings, Inc.(a)	227
148	MSC Industrial Direct Co., Inc., Class - A	8
1,840	United Rentals, Inc.(a)	189
1,071	Univar Solutions, Inc.(a)	11
1,967	W.W. Grainger, Inc.	489
185	Watsco, Inc.	29
229	WESCO International, Inc.(a)	5
		1,517

	Transportation Infrastructure — 0.00%
464	Macquarie Infrastructure Corp.	12

	Water Utilities — 0.15%
7,576	American Water Works Co., Inc.	905
18,456	Essential Utilities, Inc.	752
		1,657

	Wireless Telecommunication Services — 0.08%
3,159	Sprint Nextel Corp.(a)	27
583	Telephone & Data Systems, Inc.	10
9,943	T-Mobile USA, Inc.(a)	834
91	U.S. Cellular Corp.(a)	3
		874

	Total Common Stocks	1,030,979

Principal Amount (000)
	U.S. Treasury Obligations — 0.02%
$193	U.S. Treasury Bill, 0.12%, 6/18/20(c)(d)	193
19	U.S. Treasury Bill, 0.15%, 9/10/20(c)(d)	19
16	U.S. Treasury Bill, 0.14%, 12/31/20(c)(d)	16
	Total U.S. Treasury Obligations	228

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Exchange-Traded Funds — 0.43%
943	iShares Russell 1000 ETF	$133
13,353	SPDR S&P 500 ETF Trust	3,443
5,402	Vanguard S&P 500 ETF	1,279
	Total Exchange-Traded Funds	4,855

	Investment Company — 7.88%
89,450,793	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(e)	89,451
	Total Investment Company	89,451

	Total Investments (cost $1,010,860) — 99.16%	1,125,513
	Other assets in excess of liabilities — 0.84%	9,490

	Net Assets - 100.00%	$1,135,003

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(e)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	17.56%	11.45%	61.82%	-	-	90.83%
U.S. Treasury Obligations	-	-	0.02%	-	-	0.02%
Exchange-Traded Funds	0.31%	-	0.12%	-	-	0.43%
Investment Company	-	-	0.13%	7.75%	-	7.88%
Other Assets (Liabilities)	0.16%	0.35%	0.07%	0.26%	0.00%	0.84%
Total Net Assets	18.03%	11.80%	62.16%	8.01%	0.00%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	280	6/19/20	$43,603	$3,428
E-Mini S&P 500 Future	592	6/19/20	76,063	3,557
			$119,666	$6,985

	Total Unrealized Appreciation			$6,985
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$6,985

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	100	$14,000	$2,800.00	5/29/2020	$(294)
E-Mini S&P 500 Future Option	Put	100	10,500	2,100.00	6/19/2020	(340)
E-Mini S&P 500 Future Option	Put	100	10,000	2,000.00	6/19/2020	(252)
E-Mini S&P 500 Future Option	Put	100	9,750	1,950.00	6/19/2020	(216)
E-Mini S&P 500 Future Option	Put	100	9,500	1,900.00	6/19/2020	(186)
E-Mini S&P 500 Future Option	Put	100	9,000	1,800.00	6/19/2020	(145)
E-Mini S&P 500 Future Option	Call	100	15,000	3,000.00	5/29/2020	(55)
						$(1,488)

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 78.68%
	Aerospace & Defense — 0.88%
431	Aerojet Rocketdyne Holdings, Inc.(a)	$18
290	Aerovironment, Inc.(a)	18
1,340	Axon Enterprise, Inc.(a)	95
700	Curtiss-Wright Corp.	65
118	Ducommun, Inc.(a)	3
12,768	Kratos Defense & Security Solutions, Inc.(a)	176
615	Maxar Technologies, Inc.	7
1,301	Mercury Systems, Inc.(a)	93
119	National Presto Industries, Inc.	8
		483

	Air Freight & Logistics — 0.22%
2,611	Atlas Air Worldwide Holdings, Inc.(a)	66
643	Echo Global Logistics, Inc.(a)	11
586	Hub Group, Inc., Class - A(a)	27
3,812	Radiant Logistics, Inc.(a)	15
		119

	Airlines — 1.50%
2,376	Alaska Air Group, Inc.	68
640	Allegiant Travel Co.	52
10,411	Azul SA, ADR(a)	106
34,603	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	119
14,443	JetBlue Airways Corp.(a)	129
12,358	Mesa Air Group, Inc.(a)	41
9,835	United Airlines Holdings, Inc.(a)	310
		825

	Auto Components — 1.21%
5,484	BorgWarner, Inc.	134
1,999	Cooper Tire & Rubber Co.	33
26,768	Dana, Inc.	208
647	Dorman Products, Inc.(a)	36
903	Fox Factory Holding Corp.(a)	38
4,895	Modine Manufacturing Co.(a)	16
236	Motorcar Parts of America, Inc.(a)	3
826	Standard Motor Products, Inc.	34
7,406	Stoneridge, Inc.(a)	124
872	Visteon Corp.(a)	42
		668

	Automobiles — 0.02%
421	Winnebago Industries, Inc.	12

	Banks — 5.24%
116	1st Source, Inc.	4
187	Amerant Bancorp, Inc.(a)	3
66	American National Bankshares, Inc.	2
2,865	Ameris Bancorp	68
3,658	Bank of Commerce Holdings	29
2,507	Banner Corp.	83
2,332	BCB Bancorp, Inc.	25
3,014	Berkshire Hills Bancorp, Inc.	45
6,633	Boston Private Financial Holdings, Inc.	47
220	Bridge Bancorp, Inc.	5
2,659	Brookline Bancorp, Inc.	30
38	C&F Financial Corp.	2
4,997	Centerstate Bank Corp.	86
56	Chemung Financial Corp.	2
44	City Holding Co.	3
92	CNB Financial Corp.	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
3,735	Columbia Banking System, Inc.	$100
857	Community Trust Bancorp, Inc.	27
1,105	Cullen/Frost Bankers, Inc.	62
681	Customers Bancorp, Inc.(a)	7
2,608	CVB Financial Corp.	52
357	Equity Bancshares, Inc., Class - A(a)	6
65	Financial Institutions, Inc.	1
29,435	First Bancorp	157
151	First Bancorp	3
7	First Citizens BancShares, Inc., Class - A	2
3,152	First Commonwealth Financial Corp.	29
120	First Community Bancshares, Inc.	3
4,684	First Financial Bancorp	70
2,750	First Financial Bankshares, Inc.	74
1,067	First Financial Corp.	36
1,634	First Financial Northwest, Inc.	16
240	First Foundation, Inc.	2
180	First Internet Bancorp	3
2,214	First Interstate BancSystem, Inc., Class - A	64
2,564	First Merchants Corp.	68
527	First Northwest Bancorp	6
193	First United Corp.	3
3,850	Fulton Financial Corp.	44
1,184	German American Bancorp, Inc.	33
2,084	Glacier Bancorp, Inc.	71
63	Great Southern Bancorp, Inc.	3
3,764	Hancock Whitney Corp.	73
112	Heartland Financial USA, Inc.	3
4,099	Heritage Commerce Corp.	31
2,669	Heritage Financial Corp.	53
945	Hilltop Holdings, Inc.	14
6,454	Home Bancshares, Inc.	77
3,520	Hope Bancorp, Inc.	29
319	Horizon Bancorp, Inc.	3
1,441	Independent Bank Corp.	93
174	Independent Bank Corp.	2
2,630	International Bancshares Corp.	71
664	Investors Bancorp, Inc.	5
1,169	Lakeland Bancorp, Inc.	13
285	LCNB Corp.	4
1,980	Mackinac Financial Corp.	21
1,128	Midland States Bancorp, Inc.	20
50	National Bankshares, Inc.	2
116	Northrim Bancorp, Inc.	3
487	OFG Bancorp	5
4,055	Old National Bancorp	53
1,555	Opus Bank	27
444	Park National Corp.	34
112	Peoples Bancorp, Inc.	2
1,395	Pinnacle Financial Partners, Inc.	52
4,002	Popular, Inc.	140
141	Premier Financial Bancorp, Inc.	2
15,329	Republic First Bancorp, Inc.(a)	34
2,377	Richmond Mutual Bancorp, Inc.(a)	24
1,257	Sandy Spring Bancorp, Inc.	28
4,328	Seacoast Banking Corp.(a)	79
1,572	Select Bancorp, Inc.(a)	12
881	ServisFirst Bancshares, Inc.	26
102	Sierra Bancorp	2
802	South State Corp.	47
682	Southside Bancshares, Inc.	21
69	TCF Financial Corp.	2
2,779	Texas Capital Bancshares, Inc.(a)	62
6,943	The Bancorp, Inc.(a)	42

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
59	Tompkins TrustCo, Inc.	$4
220	TriCo Bancshares	7
237	Triumph Bancorp, Inc.(a)	6
1,422	UMB Financial Corp.	66
13,904	Valley National Bancorp	102
3,180	Webster Financial Corp.	73
1,241	Wintrust Financial Corp.	41
		2,888

	Beverages — 0.12%
676	Craft Brew Alliance, Inc.(a)	10
117	National Beverage Corp.(a)	5
3,616	New Age Beverages Corp.(a)	5
316	Primo Water Corp.	3
122	The Boston Beer Co., Inc., Class - A(a)	45
		68

	Biotechnology — 4.52%
1,949	Abeona Therapeutics, Inc.(a)	4
3,610	Acadia Pharmaceuticals, Inc.(a)	154
1,078	Acceleron Pharma, Inc.(a)	98
4,642	ADMA Biologics, Inc.(a)	13
2,188	Akebia Therapeutics, Inc.(a)	17
1,393	Aldeyra Therapeutics, Inc.(a)	3
721	Alector, Inc.(a)	17
468	Allakos, Inc.(a)	21
931	Allogene Therapeutics, Inc.^(a)	18
590	AnaptysBio, Inc.(a)	8
1,049	Anavex Life Sciences Corp.(a)	3
863	Apellis Pharmaceuticals, Inc.(a)	23
734	Arcus Biosciences, Inc.(a)	10
1,201	Ardelyx, Inc.(a)	7
1,175	Arena Pharmaceuticals, Inc.(a)	49
1,119	Arrowhead Pharmaceuticals, Inc.(a)	32
2,743	BioCryst Pharmaceuticals, Inc.(a)	5
503	Biohaven Pharmaceutical Holding Co. Ltd.(a)	17
114	BioSpecifics Technologies Corp.(a)	6
167	Bridgebio Pharma, Inc.(a)	5
2,065	Calithera Biosciences, Inc.(a)	9
1,120	Calyxt, Inc.(a)	4
306	Cara Therapeutics, Inc.(a)	4
845	CareDx, Inc.(a)	18
1,151	Catalyst Pharmaceuticals, Inc.(a)	4
384	CEL-SCI Corp.^(a)	4
567	ChemoCentryx, Inc.(a)	23
1,515	Clovis Oncology, Inc.^(a)	10
613	Coherus Biosciences, Inc.(a)	10
1,150	Concert Pharmaceuticals, Inc.(a)	10
108	Constellation Pharmaceuticals, Inc.(a)	3
7,573	Cyclerion Therapeutics, Inc.(a)	20
467	Cytokinetics, Inc.(a)	6
1,080	CytomX Therapeutics, Inc.(a)	8
451	Deciphera Pharmaceuticals, Inc.(a)	19
1,232	Dicerna Pharmaceuticals, Inc.(a)	23
2,296	Dynavax Technologies Corp.^(a)	8
264	Eidos Therapeutics, Inc.(a)	13
1,056	Emergent BioSolutions, Inc.(a)	61
412	Enanta Pharmaceuticals, Inc.(a)	21
1,847	Epizyme, Inc.(a)	29
996	Exact Sciences Corp.(a)	58
1,244	Fate Therapeutics, Inc.(a)	28
1,885	Fibrogen, Inc.(a)	67
559	Forty Seven, Inc.(a)	53

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,932	Galectin Therapeutics, Inc.(a)	$4
1,224	Gossamer Bio, Inc.(a)	12
6,298	Halozyme Therapeutics, Inc.(a)	114
482	Homology Medicines, Inc.(a)	7
3,139	ImmunoGen, Inc.(a)	11
18,557	Inovio Pharmaceuticals, Inc.^(a)	139
2,118	Insmed, Inc.(a)	34
928	Intellia Therapeutics, Inc.(a)	11
604	Intercept Pharmaceuticals, Inc.(a)	38
225	Invitae Corp.(a)	3
2,520	Iovance Biotherapeutics, Inc.(a)	76
2,195	Ironwood Pharmaceuticals, Inc.(a)	22
1,106	Kadmon Holdings, Inc.(a)	5
49	Karuna Therapeutics, Inc.(a)	4
1,397	Karyopharm Therapeutics, Inc.(a)	27
975	Kezar Life Sciences, Inc.(a)	4
4,512	Kindred Biosciences, Inc.(a)	18
297	Kodiak Sciences, Inc.(a)	14
107	Krystal Biotech, Inc.(a)	5
824	Kura Oncology, Inc.(a)	8
3,301	La Jolla Pharmaceutical Co.(a)	14
411	Ligand Pharmaceuticals, Inc., Class - B(a)	30
187	Madrigal Pharmaceuticals, Inc.(a)	12
1,076	MediciNova, Inc.(a)	4
584	Mersana Therapeutics, Inc.(a)	3
748	Millendo Therapeutics, Inc.(a)	4
3,191	Minerva Neurosciences, Inc.(a)	19
653	Mirati Therapeutics, Inc.(a)	50
542	Molecular Templates, Inc.(a)	7
2,342	Momenta Pharmaceuticals, Inc.(a)	64
649	Natera, Inc.(a)	19
102	NextCure, Inc.(a)	4
651	Novavax, Inc.(a)	9
5,805	Oncocyte Corp.(a)	14
9,226	OPKO Health, Inc.^(a)	12
2,087	PDL BioPharma, Inc.(a)	6
137	Principia BioPharma, Inc.(a)	8
1,146	Progenics Pharmaceuticals, Inc.(a)	4
747	Protagonist Therapeutics, Inc.(a)	5
882	Prothena Corp. PLC(a)	10
1,361	PTC Therapeutics, Inc.(a)	61
426	Ra Pharmaceuticals, Inc.(a)	20
1,080	Radius Health, Inc.(a)	14
3,160	Recro Pharma, Inc.	26
130	Regenxbio, Inc.(a)	4
1,375	Repligen Corp.(a)	134
3,884	Retrophin, Inc.(a)	57
702	Rhythm Pharmaceuticals, Inc.(a)	11
3,117	Rigel Pharmaceuticals, Inc.(a)	5
448	Rocket Pharmaceuticals, Inc.(a)	6
3,762	Sangamo Therapeutics, Inc.(a)	24
1,322	Savara, Inc.(a)	3
1,425	Seres Therapeutics, Inc.(a)	5
1,154	Solid Biosciences, Inc.(a)	3
2,724	Spectrum Pharmaceuticals, Inc.(a)	6
2,137	Syndax Pharmaceuticals, Inc.(a)	23
1,063	Syros Pharmaceuticals, Inc.(a)	6
1,519	TG Therapeutics, Inc.(a)	15
881	Translate Bio, Inc.(a)	9
121	Turning Point Therapeutics, Inc.(a)	5
167	Twist Bioscience Corp.(a)	5
1,299	Ultragenyx Pharmaceutical, Inc.(a)	58
607	United Therapeutics Corp.(a)	58
685	UNITY Biotechnology, Inc.(a)	4

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
326	Vanda Pharmaceuticals, Inc.(a)	$3
169	Veracyte, Inc.(a)	4
1,556	Viking Therapeutics, Inc.(a)	7
89	Vir Biotechnology, Inc.^(a)	3
1,004	Xoma Corp.(a)	20
131	Y-mAbs Therapeutics, Inc.(a)	3
3,849	ZIOPHARM Oncology, Inc.(a)	9
		2,488

	Building Products — 1.31%
712	AAON, Inc.	34
1,696	Apogee Enterprises, Inc.	35
3,545	Builders FirstSource, Inc.(a)	43
540	Caesarstone Ltd.	6
1,591	Cornerstone Building Brands, Inc.(a)	7
354	CSW Industrials, Inc.	23
815	Gibraltar Industries, Inc.(a)	35
443	Insteel Industries, Inc.	6
866	Jeld-Wen Holding, Inc.(a)	8
887	Masonite International Corp.(a)	42
528	Patrick Industries, Inc.	15
332	PGT Innovations, Inc.(a)	3
51	Simpson Manufacturing Co., Inc.	3
4,427	Trex Company, Inc.(a)	356
2,812	Universal Forest Products, Inc.	105
		721

	Capital Markets — 1.52%
1,715	Ares Management Corp., Class - A	53
6,026	Artisan Partners Asset Management, Inc., Class - A	130
493	B. Riley Financial, Inc.	9
295	Blucora, Inc.(a)	4
677	Cowen, Inc., Class - A	7
1,301	Focus Financial Partners, Inc., Class - A(a)	30
1,446	Gain Capital Holdings, Inc.	8
62	GlassBridge Enterprises, Inc.(a)	3
184	Hamilton Lane, Inc.	10
118	Houlihan Lokey, Inc.	6
195	International Fcstone, Inc.(a)	7
3,521	LPL Financial Holdings, Inc.	191
1,215	Moelis & Co., Class - A	34
856	PJT Partners, Inc., Class - A	37
671	Pzena Investment Management, Inc., Class - A	3
2,267	Raymond James Financial, Inc.	143
2,400	Safeguard Scientifics, Inc.	13
2,537	Stifel Financial Corp.	105
2,045	Victory Capital Holdings, Inc., Class - A	33
157	Virtus Investment Partners, Inc.	12
		838

	Chemicals — 2.06%
2,035	Albemarle Corp.	115
692	American Vanguard Corp.	10
773	Balchem Corp.	76
48	Cabot Corp.	1
5,745	Ferro Corp.(a)	54
4,752	FMC Corp.	389
4,348	FutureFuel Corp.	49
1,003	GCP Applied Technologies, Inc.(a)	18
2,801	Huntsman Corp.	40
982	Innospec, Inc.	68
452	Koppers Holdings, Inc.(a)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
8,148	Kraton Corp.(a)	$66
649	Livent Corp.(a)	3
129	NewMarket Corp.	49
314	Quaker Chemical Corp.	40
1,016	Sensient Technologies Corp.	44
514	Stepan Co.	45
11,681	Tronox Holdings PLC, Class - A	58
		1,131

	Commercial Services & Supplies — 1.74%
2,734	ABM Industries, Inc.	67
613	BrightView Holdings, Inc.(a)	7
1,307	Casella Waste Systems, Inc.(a)	51
7,424	CECO Environmental Corp.(a)	35
16,433	Covanta Holding Corp.	141
1,286	Deluxe Corp.	33
443	Ennis, Inc.	8
1,535	Healthcare Services Group, Inc.	37
2,539	Herman Miller, Inc.	56
2,467	HNI Corp.	62
20,478	Interface, Inc.	155
655	Kimball International, Inc., Class - B	8
749	McGrath RentCorp	39
1,146	Mobile Mini, Inc.	30
149	MSA Safety, Inc.	15
3,888	PICO Holdings, Inc.(a)	30
309	SP Plus Corp.(a)	6
1,582	Steelcase, Inc., Class - A	16
1,309	Tetra Tech, Inc.	92
1,198	The Brink's Co.	62
54	UniFirst Corp.	8
48	VSE Corp.	1
		959

	Communications Equipment — 1.08%
4,891	Acacia Communications, Inc.(a)	328
1,460	ADTRAN, Inc.	11
594	Applied Optoelectronics, Inc.(a)	5
673	Clearfield, Inc.(a)	8
570	Comtech Telecommunications Corp.	8
2,372	Infinera Corp.(a)	13
568	InterDigital, Inc.	25
1,607	Lumentum Holdings, Inc.(a)	118
822	NETGEAR, Inc.(a)	19
1,829	NetScout Systems, Inc.(a)	43
2,536	Ribbon Communications, Inc.(a)	8
686	Viavi Solutions, Inc.(a)	8
		594

	Construction & Engineering — 2.00%
4,048	AECOM(a)	121
1,546	Ameresco, Inc., Class - A(a)	26
1,158	Arcosa, Inc.	46
416	Argan, Inc.	14
191	Comfort Systems USA, Inc.	7
787	Concrete Pumping Holdings, Inc.(a)	2
1,340	EMCOR Group, Inc.	82
10,746	Granite Construction, Inc.	163
4,625	MasTec, Inc.(a)	151
117	MYR Group, Inc.(a)	3
4,225	Orion Group Holdings, Inc.(a)	11
4,134	Quanta Services, Inc.	131
46,827	Tutor Perini Corp.(a)	316

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
2,938	Willscot Corp.(a)	$30
		1,103

	Construction Materials — 0.55%
1,589	Eagle Materials, Inc., Class - A	93
732	Martin Marietta Materials, Inc.	138
4,300	Summit Materials, Inc., Class - A(a)	65
220	U.S. Concrete, Inc.(a)	4
		300

	Consumer Finance — 0.76%
1,405	Elevate Credit, Inc.(a)	1
740	Encore Capital Group, Inc.(a)	17
791	Enova International, Inc.(a)	11
1,565	EZCorp., Inc., Class - A(a)	7
1,006	FirstCash, Inc.	72
3,121	Green Dot Corp., Class - A(a)	79
1,192	Nelnet, Inc., Class - A	54
6,141	PRA Group, Inc.(a)	172
131	World Acceptance Corp.(a)	7
		420

	Containers & Packaging — 0.29%
693	AptarGroup, Inc.	69
6,959	Graphic Packaging Holding Co.	85
507	Myers Industries, Inc.	5
		159

	Distributors — 0.06%
1,087	Core-Mark Holding Co., Inc.	31
204	Weyco Group, Inc.	4
		35

	Diversified Consumer Services — 1.16%
7,009	Adtalem Global Education, Inc.(a)	187
172	American Public Education, Inc.(a)	4
3,727	Chegg, Inc.(a)	133
114	Collectors Universe, Inc.	2
422	Frontdoor, Inc.(a)	15
575	Laureate Education, Inc., Class - A(a)	6
17,039	Perdoceo Education Corp.(a)	185
559	Regis Corp.(a)	3
511	Strategic Education, Inc.	71
1,756	WW International, Inc.(a)	30
		636

	Diversified Financial Services — 0.33%
443	Banco Latinoamericano de Comercio Exterior SA, Class - E	5
2,195	Cannae Holdings, Inc.(a)	74
862	FGL Holdings, Inc.	8
6,797	Jefferies Financial Group, Inc.	93
279	Marlin Business Services Corp.	3
		183

	Diversified Telecommunication Services — 1.01%
119	Anterix, Inc.(a)	5
265	ATN International, Inc.	16
379	Bandwidth, Inc.(a)	26
2,217	Cincinnati Bell, Inc.(a)	32
4,995	Cogent Communications Holdings, Inc.	409
2,058	Consolidated Communications Holdings, Inc.	9
3,270	IDT Corp.(a)	18

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
1,764	Intelsat SA^(a)	$3
1,867	Iridium Communications, Inc.(a)	42
		560

	Electric Utilities — 0.57%
168	ALLETE, Inc.	10
1,522	El Paso Electric Co.	104
3,048	Genie Energy Ltd.	22
98	Hawaiian Electric Industries, Inc.	4
33	IDACORP, Inc.	3
1,227	MGE Energy, Inc.	80
1,016	Otter Tail Corp.	45
243	PNM Resources, Inc.	9
668	Portland General Electric Co.	32
489	Spark Energy, Inc., Class - A	3
		312

	Electrical Equipment — 0.98%
1,059	American Superconductor Corp.(a)	6
95	Atkore International Group, Inc.(a)	2
1,629	Bloom Energy Corp., Class - A(a)	9
2,536	Encore Wire Corp.	106
3,408	EnerSys	167
1,750	Enphase Energy, Inc.(a)	57
754	Generac Holdings, Inc.(a)	70
1,604	Plug Power, Inc.^(a)	6
213	Powell Industries, Inc.	5
3,233	Sunrun, Inc.(a)	33
3,354	Thermon Group Holdings, Inc.(a)	51
423	Vicor Corp.(a)	19
1,353	Vivint Solar, Inc.(a)	6
		537

	Electronic Equipment, Instruments & Components — 3.05%
517	Airgain, Inc.(a)	4
776	Anixter International, Inc.(a)	68
521	Badger Meter, Inc.	28
437	BEL Fuse, Inc., Class - B	4
203	Belden, Inc.	7
178	Benchmark Electronics, Inc.	4
600	Coda Octopus Group, Inc.^(a)	3
780	CTS Corp.	19
1,338	Daktronics, Inc.	7
34	Dolby Laboratories, Inc., Class - A	2
46	ePlus, Inc.(a)	3
2,979	Fabrinet(a)	162
77	FARO Technologies, Inc.(a)	3
5,345	Fitbit, Inc., Class - A(a)	36
18,804	Flex Ltd.(a)	158
1,005	Insight Enterprises, Inc.(a)	42
548	IPG Photonics Corp.(a)	60
4,315	Itron, Inc.(a)	242
8,509	Jabil, Inc.	210
2,160	KEMET Corp.	52
646	Kimball Electronics, Inc.(a)	7
2,844	Knowles Corp.(a)	38
520	Littelfuse, Inc.	69
21	Mesa Laboratories, Inc.	5
2,196	Methode Electronics, Inc.	58
801	nLight, Inc.(a)	8
530	Novanta, Inc.(a)	42
50	OSI Systems, Inc.(a)	3
114	PC Connection, Inc.	5

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
51	Plexus Corp.(a)	$3
2,161	Rogers Corp.(a)	205
34	SYNNEX Corp.	2
344	Tech Data Corp.(a)	45
2,560	TTM Technologies, Inc.(a)	26
3,313	Vishay Intertechnology, Inc.	48
		1,678

	Energy Equipment & Services — 0.27%
1,276	Dril-Quip, Inc.(a)	38
3,023	Exterran Corp.(a)	15
5,895	TechnipFMC PLC	40
46,580	Transocean Ltd.^(a)	54
		147

	Entertainment — 0.27%
8,685	Eros International PLC^(a)	14
71,796	Global Eagle Entertainment, Inc.(a)	11
2,755	Glu Mobile, Inc.(a)	17
14,068	Lions Gate Entertainment Corp., Class - B(a)	79
6,655	Reading International, Inc., Class - A(a)	26
		147

	Equity Real Estate Investment Trusts — 3.40%
3,850	Acadia Realty Trust	48
667	Agree Realty Corp.	41
4,300	Alexander & Baldwin, Inc.	48
1,142	American Assets Trust, Inc.	29
6,576	Bluerock Residential Growth REIT, Inc.	37
11,788	Braemar Hotels & Resorts, Inc.	20
2,265	CareTrust REIT, Inc.	33
1,280	City Office REIT, Inc.	9
2,668	Clipper Realty, Inc.	14
8,338	Corporate Office Properties Trust	184
281	Cousins Properties, Inc.	8
1,839	Easterly Government Properties, Inc.	45
1,309	EastGroup Properties, Inc.	136
1,094	Farmland Partners, Inc.	7
870	First Industrial Realty Trust, Inc.	29
1,197	Getty Realty Corp.	28
253	Gladstone Commercial Corp.	4
437	Gladstone Land Corp.	5
6,912	Global Medical REIT, Inc.	70
3,249	Global Net Lease, Inc.	43
1,052	Healthcare Realty Trust, Inc.	29
2,387	Independence Realty Trust, Inc.	21
1,774	Industrial Logistics Property Trust	31
711	Innovative Industrial Properties, Inc.	54
1,400	iStar, Inc.	15
2,925	Kite Realty Group Trust	28
5,617	Lexington Realty Trust	56
703	LTC Properties, Inc.	22
2,075	Mack-Cali Realty Corp.	32
3,088	Monmouth Real Estate Investment Corp., Class - A	37
1,574	National Storage Affiliates	47
2,008	New Senior Investment Group, Inc.	5
2,609	Office Properties Income Trust	71
198	One Liberty Properties, Inc.	3
496	Physicians Realty Trust	7
24	PS Business Parks, Inc.	3
172	QTS Realty Trust, Inc., Class - L	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
5,543	Retail Opportunity Investments Corp.	$46
953	Rexford Industrial Realty, Inc.	39
2,941	RPT Realty	18
6,550	Sabra Health Care REIT, Inc.	72
1,308	Saul Centers, Inc.	43
1,216	Seritage Growth Properties(a)	11
11,156	SITE Centers Corp.	58
246	STAG Industrial, Inc.	6
9,461	Sunstone Hotel Investors, Inc.	82
83	Terreno Realty Corp.	4
4,827	Uniti Group, Inc.	29
165	Universal Health Realty Income Trust	17
5,299	Urban Edge Properties	47
1,161	Washington Real Estate Investment Trust	28
5,957	Xenia Hotels & Resorts, Inc.	61
		1,870

	Food & Staples Retailing — 0.46%
2,670	BJ's Wholesale Club Holdings, Inc., Class - C(a)	68
205	Casey's General Stores, Inc.	27
191	Ingles Markets, Inc., Class - A	7
538	PriceSmart, Inc.	28
1,528	Rite Aid Corp.(a)	23
1,071	SpartanNash Co.	15
6,106	United Natural Foods, Inc.(a)	56
714	Weis Markets, Inc.	30
		254

	Food Products — 1.03%
1,523	B&G Foods, Inc.^	28
48	Calavo Growers, Inc.	3
569	Cal-Maine Foods, Inc.	25
11,477	Darling Ingredients, Inc.(a)	218
1,300	Fresh Del Monte Produce, Inc.	36
423	Freshpet, Inc.(a)	27
682	J&J Snack Foods Corp.	83
63	John B. Sanfilippo & Son, Inc.	6
351	Lancaster Colony Corp.	51
83	Sanderson Farms, Inc.	10
1,979	The Simply Good Foods Co.(a)	38
1,100	Tootsie Roll Industries, Inc.	40
		565

	Gas Utilities — 0.52%
901	Chesapeake Utilities Corp.	77
1,429	Northwest Natural Holding Co.	89
304	One Gas, Inc.	25
905	South Jersey Industries, Inc.	23
47	Southwest Gas Holdings, Inc.	3
135	Spire, Inc.	10
2,134	UGI Corp.	57
		284

	Health Care Equipment & Supplies — 5.77%
288	Abiomed, Inc.(a)	42
155	AtriCure, Inc.(a)	5
1,216	Avanos Medical, Inc.(a)	33
814	Axogen, Inc.(a)	8
179	Axonics Modulation Technologies, Inc.^(a)	5
5,988	Cardiovascular Systems, Inc.(a)	211
1,164	Cerus Corp.(a)	5
1,787	Dexcom, Inc.(a)	481
516	Edwards Lifesciences Corp.(a)	97

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
334	Globus Medical, Inc.(a)	$14
545	Haemonetics Corp.(a)	54
439	Inogen, Inc.(a)	23
3,147	Insulet Corp.(a)	522
772	Integer Holdings Corp.(a)	49
3,272	Invacare Corp.	24
933	iRhythm Technologies, Inc.(a)	76
1,164	LivaNova PLC(a)	53
4,241	Merit Medical Systems, Inc.(a)	133
2,023	Neogen Corp.(a)	136
671	Nevro Corp.(a)	67
1,743	Novocure Ltd.(a)	117
352	NuVasive, Inc.(a)	18
249	Quidel Corp.(a)	24
121	Shockwave Medical, Inc.(a)	4
1,802	Sientra, Inc.(a)	4
119	Silk Road Medical, Inc.(a)	4
1,272	STAAR Surgical Co.(a)	41
1,193	STERIS PLC	167
87	Tactile Systems Technology, Inc.(a)	3
3,480	Tandem Diabetes Care, Inc.(a)	224
1,550	The Cooper Companies, Inc.	427
360	Vapotherm, Inc.(a)	7
3,000	Wright Medical Group N.V.(a)	86
		3,164

	Health Care Providers & Services — 1.25%
6,408	Acadia Healthcare Company, Inc.(a)	118
126	Addus HomeCare Corp.(a)	9
316	Amedisys, Inc.(a)	58
517	American Renal Associates Holdings, Inc.(a)	3
634	AMN Healthcare Services, Inc.(a)	37
13	Chemed Corp.	6
1,165	Community Health Systems, Inc.(a)	4
215	CorVel Corp.(a)	12
47	Encompass Health Corp.	3
145	Guardant Health, Inc.(a)	10
1,566	HealthEquity, Inc.(a)	79
776	LHC Group, Inc.(a)	109
373	Magellan Health, Inc.(a)	18
36	Molina Heathcare, Inc.(a)	5
43	National Healthcare Corp.	3
409	Option Care Health, Inc.(a)	4
1,478	Owens & Minor, Inc.	14
3,683	Patterson Companies, Inc.	56
277	Providence Service Corp.(a)	15
1,149	R1 RCM, Inc.(a)	10
2,616	Select Medical Holdings Corp.(a)	39
2,414	Tenet Healthcare Corp.(a)	35
195	The Ensign Group, Inc.	7
87	The Pennant Group, Inc.(a)	1
244	Triple-S Management Corp., Class - B(a)	3
382	U.S. Physical Therapy, Inc.	26
		684

	Health Care Technology — 1.24%
236	Computer Programs & Systems, Inc.	5
276	Health Catalyst, Inc.(a)	7
1,693	Inovalon Holdings, Inc., Class - A(a)	28
925	Inspire Medical System, Inc.(a)	56
353	Livongo Health, Inc.^(a)	10
1,677	Omnicell, Inc.(a)	110
146	Tabula Rasa Healthcare, Inc.(a)	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
2,925	Teladoc Health, Inc.(a)	$454
250	Vocera Communications, Inc.(a)	5
		683

	Hotels, Restaurants & Leisure — 1.17%
17,593	BBX Capital Corp.	41
1,934	Boyd Gaming Corp.	28
4,590	Century Casinos, Inc.(a)	11
398	Chuy's Holdings, Inc.(a)	4
470	El Pollo Loco Holdings, Inc.(a)	4
6,756	Eldorado Resorts, Inc.(a)	97
7,689	Fiesta Restaurant Group, Inc.(a)	31
428	Golden Entertainment, Inc.(a)	3
164	Marriott Vacations Worldwide Corp.	9
696	Noodles & Co.(a)	3
731	Papa John's International, Inc.	39
3,065	Planet Fitness, Inc., Class - A(a)	149
4,492	Potbelly Corp.(a)	14
2,685	Red Robin Gourmet Burgers, Inc.(a)	23
712	Texas Roadhouse, Inc., Class - A	29
316	Vail Resorts, Inc.	47
1,396	Wingstop, Inc.	111
		643

	Household Durables — 1.44%
690	Beazer Homes USA, Inc.(a)	4
286	Cavco Industries, Inc.(a)	41
4,791	Century Communities, Inc.(a)	70
576	Ethan Allen Interiors, Inc.	6
3,499	Gopro, Inc., Class - A(a)	9
5,700	Green Brick Partners, Inc.(a)	46
82	Helen of Troy Ltd.(a)	12
301	Hooker Furniture Corp.	5
787	iRobot Corp.^(a)	32
1,077	La-Z-Boy, Inc.	22
2,706	LGI Homes, Inc.(a)	122
720	MDC Holdings, Inc.	17
1,111	Meritage Homes Corp.(a)	41
153	Roku, Inc.(a)	13
147	Skyline Champion Corp.(a)	2
602	Taylor Morrison Home Corp., Class - A(a)	7
584	The Lovesac Co.(a)	3
1,473	TopBuild Corp.(a)	106
3,928	TRI Pointe Homes, Inc.(a)	34
9,982	Tupperware Brands Corp.	16
4,741	Universal Electronics, Inc.(a)	183
1,387	Zagg, Inc.(a)	4
		795

	Household Products — 0.07%
240	Central Garden & Pet Co.(a)	7
990	Central Garden & Pet Co., Class - A(a)	25
20	WD-40 Co.	4
		36

	Independent Power and Renewable Electricity Producers — 0.08%
6,687	Atlantic Power Corp.(a)	14
1,499	Clearway Energy, Inc., Class - C	28
		42

	Insurance — 2.15%
175	Ambac Financial Group, Inc.(a)	2

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
4,186	American Equity Investment Life Holding Co.	$79
273	AMERISAFE, Inc.	18
3,728	Argo Group International Holdings Ltd.	139
6,247	CNO Financial Group, Inc.	77
530	Crawford & Co., Class - A	4
547	eHealth, Inc.(a)	77
729	Employers Holdings, Inc.	30
119	Enstar Group Ltd.(a)	19
900	Everest Re Group Ltd.	172
1,320	FBL Financial Group, Inc., Class - A	62
256	FedNat Holding Co.	3
12,038	Genworth Financial, Inc., Class - A(a)	40
1,459	Goosehead Insurance, Inc.(a)	65
628	Heritage Insurance Holdings, Inc.	7
98	Horace Mann Educators Corp.	4
328	James River Group Holdings	12
655	Kinsale Capital Group, Inc.	68
983	National General Holdings Corp.	16
445	Protective Insurance Corp., Class - B	6
47	RLI Corp.	4
186	Safety Insurance Group, Inc.	16
1,404	Selective Insurance Group, Inc.	70
412	State Auto Financial Corp.	11
434	Stewart Information Services Corp.	12
132	Trupanion, Inc.(a)	3
744	United Insurance Holdings Corp.	7
712	Universal Insurance Holdings, Inc.	13
2,798	W.R. Berkley Corp.	145
		1,181

	Interactive Media & Services — 0.16%
1,799	Cargurus, Inc.(a)	34
2,738	DHI Group, Inc.(a)	6
1,855	QuinStreet, Inc.(a)	15
5,865	The Meet Group, Inc.(a)	34
		89

	Internet & Direct Marketing Retail — 0.20%
593	1-800-Flowers.com, Inc., Class - A(a)	8
677	Duluth Holdings, Inc., Class - B^(a)	3
352	Etsy, Inc.(a)	14
724	Gaia, Inc.(a)	6
607	Lands' End, Inc.(a)	3
1,365	Quotient Technology, Inc.(a)	9
453	Shutterstock, Inc.	15
396	Stamps.com, Inc.(a)	51
		109

	IT Services — 2.55%
2,051	Alliance Data Systems Corp.	69
62	Booz Allen Hamilton Holding Corp.	4
24,946	Brightcove, Inc.(a)	174
20	CACI International, Inc., Class - A(a)	4
1,146	Cardtronics PLC(a)	24
95	Cass Information Systems, Inc.	3
47	CoreLogic, Inc.	1
95	CSG Systems International, Inc.	4
2,141	EVERTEC, Inc.	49
514	Exlservice Holdings, Inc.(a)	27
550	Global Payments, Inc.	79
450	GTT Communications, Inc.(a)	4
11,404	Information Services Group, Inc.(a)	29
254	Jack Henry & Associates, Inc.	39

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
19,291	KBR, Inc.	$399
2,099	Limelight Networks, Inc.(a)	12
1,607	LiveRamp Holdings, Inc.(a)	53
78	ManTech International Corp., Class - A	6
1,268	MAXIMUS, Inc.	74
5,801	MoneyGram International, Inc.(a)	8
198	NIC, Inc.	5
767	Perficient, Inc.(a)	21
11,763	PRGX Global, Inc.(a)	33
1,388	Science Applications International Corp.	104
1,071	Square, Inc., Class - A(a)	56
826	Startek, Inc.(a)	3
1,227	Sykes Enterprises, Inc.(a)	33
135	The Hackett Group, Inc.	2
81	TTEC Holdings, Inc.	3
68	Tucows, Inc.(a)	3
421	Unisys Corp.(a)	5
108	Virtusa Corp.(a)	3
679	WEX, Inc.(a)	71
		1,404

	Leisure Products — 0.42%
1,298	American Outdoor Brands Corp.(a)	11
4,164	Callaway Golf Co.	43
77	Johnson Outdoors, Inc., Class - A	5
8,126	Mattel, Inc.(a)	71
7,993	Vista Outdoor, Inc.(a)	70
1,691	Yeti Holdings, Inc.(a)	33
		233

	Life Sciences Tools & Services — 0.54%
359	Accelerate Diagnostics, Inc.(a)	3
102	Bruker Biosciences Corp.	4
2,235	ENZO Biochem, Inc.(a)	6
2,529	Luminex Corp.	70
599	Medpace Holdings, Inc.(a)	44
636	NanoString Technologies, Inc.(a)	15
3,662	NeoGenomics, Inc.(a)	101
664	Personalis, Inc.(a)	5
58	PRA Health Sciences, Inc.(a)	5
1,153	Syneos Health, Inc.(a)	45
		298

	Machinery — 2.28%
1,758	Astec Industries, Inc.	61
1,949	Barnes Group, Inc.	82
13,665	Briggs & Stratton Corp.^	25
168	Columbus McKinnon Corp.	4
1,804	DMC Global, Inc.	42
1,001	Enerpac Tool Group Corp.	17
478	ENPRO Industries, Inc.	19
3,382	Evoqua Water Technologies Co.(a)	38
1,773	Federal Signal Corp.	48
211	Franklin Electric Co., Inc.	10
1,749	Helios Technologies, Inc.	66
244	Hurco Companies, Inc.	7
332	IDEX Corp.	46
1,220	ITT, Inc.	55
217	Kadant, Inc.	16
1,296	Kornit Digital Ltd.(a)	32
902	Lincoln Electric Holdings, Inc.	62
657	Luxfer Holdings PLC	9
14,644	Meritor, Inc.(a)	195
151	Miller Industries, Inc.	4

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
1,472	Mueller Industries, Inc.	$35
293	Mueller Water Products, Inc., Class - A	2
47	Oshkosh Corp.	3
1,130	Proto Labs, Inc.(a)	87
1,218	REV Group, Inc.	5
2,552	Rexnord Corp.	58
1,356	SPX Corp.(a)	44
2,300	SPX FLOW, Inc.(a)	65
238	The Gorman-Rupp Co.	7
2,854	The Greenbrier Companies, Inc.	51
3,755	The Manitowoc Co., Inc.(a)	32
15,762	Titan International, Inc.	24
116	Trinity Industries, Inc.	2
		1,253

	Marine — 0.25%
658	Genco Shipping & Trading Ltd.	4
1,955	Kirby Corp.(a)	86
1,420	Matson, Inc.	43
2,437	Scorpio Bulkers, Inc.	6
		139

	Media — 0.54%
3,580	Cardlytics, Inc.(a)	125
3,074	ComScore, Inc.(a)	9
680	Cumulus Media, Inc., Class - A(a)	4
5,787	Fluent, Inc.(a)	7
5,444	Gray Television, Inc.(a)	58
3,192	MDC Partners, Inc., Class - A(a)	5
1,030	MSG Networks, Inc., Class - A(a)	11
975	National CineMedia, Inc.	3
120	Nexstar Media Group, Inc., Class - A	7
707	Scholastic Corp.	18
4,152	TEGNA, Inc.	45
414	Tribune Publishing Co.	3
		295

	Metals & Mining — 1.84%
3,766	Agnico-Eagle Mines Ltd.	150
21,857	Allegheny Technologies, Inc.(a)	186
3,461	Carpenter Technology Corp.	68
4,707	Cleveland-Cliffs, Inc.^	19
257	Commercial Metals Co.	4
2,915	Compass Minerals International, Inc.	112
2,004	Haynes International, Inc.	41
9,750	Hecla Mining Co.	18
829	Kaiser Aluminum Corp.	57
23,740	Pan American Silver Corp.	341
594	Ryerson Holding Corp.(a)	3
2,155	Warrior Met Coal, Inc.	23
		1,022

	Mortgage Real Estate Investment Trusts — 0.35%
1,613	Anworth Mortgage Asset Corp.	2
3,702	Apollo Commercial Real Estate Finance, Inc.	27
831	Arbor Realty Trust, Inc.	4
503	ARMOUR Residential REIT, Inc.	4
683	Blackstone Mortgage Trust, Inc.	13
445	Dynex Capital, Inc.	5
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38
1,445	KKR Real Estate Finance Trust, Inc.	22
4,714	Ladder Capital Corp.	22

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
1,958	Pennymac Mortgage Investment Trust	$21
6,510	Redwood Trust, Inc.	33
		191

	Multi-Utilities — 0.23%
1,574	Avista Corp.	67
193	Black Hills Corp.	12
122	NorthWestern Corp.	7
760	Unitil Corp.	40
		126

	Oil, Gas & Consumable Fuels — 1.74%
2,180	Amyris, Inc.(a)	6
800	Ardmore Shipping Corp.	4
6,299	Comstock Resources, Inc.^(a)	34
5,584	Delek US Holdings, Inc.	87
659	Dorian LPG Ltd.(a)	6
21,309	Euronav N.V.	240
10,566	Evolution Petroleum Corp.	28
15,076	GasLog Ltd.	55
3,968	Golar LNG Ltd.	31
7,365	Montage Resources Corp.(a)	17
123	NACCO Industries, Inc., Class - A	3
21,324	Navigator Holdings Ltd.(a)	95
15,130	Noble Energy, Inc.	90
3,341	Nordic American Tankers Ltd.	15
6,034	Overseas Shipholding Group, Inc.(a)	14
4,362	Panhandle Oil & Gas, Inc., Class - A	16
880	Renewable Energy Group, Inc.(a)	18
184	REX American Resources Corp.(a)	9
21,284	SandRidge Energy, Inc.(a)	19
5,228	SFL Corp. Ltd.	50
34,271	Southwestern Energy Co.(a)	58
2,721	World Fuel Services Corp.	69
		964

	Paper & Forest Products — 0.13%
563	Boise Cascade Co.	13
277	Clearwater Paper Corp.(a)	6
67	Domtar Corp.	1
707	Louisiana-Pacific Corp.	12
729	PH Glatfelter Co.	9
740	Schweitzer-Mauduit International, Inc.	22
836	Verso Corp.(a)	9
		72

	Personal Products — 0.12%
304	e.l.f. Beauty, Inc.(a)	3
1,568	Edgewell Personal Care Co.(a)	38
527	Nature's Sunshine Products, Inc.(a)	4
285	Revlon, Inc., Class - A^(a)	3
350	USANA Health Sciences, Inc.(a)	20
		68

	Pharmaceuticals — 1.34%
10,185	Acer Therapeutics, Inc.(a)	20
6,417	Aerie Pharmaceuticals, Inc.(a)	88
2,129	Amneal Pharmaceuticals, Inc.(a)	7
209	Arvinas, Inc.(a)	8
420	Assembly Biosciences, Inc.(a)	6
295	Axsome Therapeutics, Inc.(a)	17
3,976	Baudax Bio, Inc.(a)	10
81	Catalent, Inc.(a)	4
1,498	Corcept Therapeutics, Inc.(a)	18

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
4,166	ENDO International PLC(a)	$15
653	Horizon Therapeutics PLC(a)	19
4,700	Innoviva, Inc.(a)	55
570	Intersect ENT, Inc.(a)	7
717	Intra-Cellular Therapies, Inc.(a)	11
1,037	Kala Pharmaceuticals, Inc.(a)	9
428	Lannett Co., Inc.(a)	3
2,585	Mallinckrodt PLC^(a)	5
6,393	Marinus Pharmaceuticals, Inc.(a)	13
472	Myokardia, Inc.(a)	22
1,729	Nektar Therapeutics(a)	31
200	Omthera Pharmaceuticals, Inc.	–
919	Optinose, Inc.(a)	4
4,906	Pacira BioSciences, Inc.(a)	165
1,073	Paratek Pharmaceuticals, Inc.(a)	3
2,410	Phibro Animal Health Corp., Class - A	59
1,528	Prestige Consumer Healthcare, Inc.(a)	56
380	Reata Pharmaceuticals, Inc., Class - A(a)	55
1,048	Revance Therapeutics, Inc.(a)	16
313	Theravance Biopharma, Inc.(a)	7
540	WaVe Life Sciences Ltd.(a)	5
1,037	Zynerba Pharmaceuticals, Inc.^(a)	4
		742

	Professional Services — 0.53%
312	BG Staffing, Inc.	2
1,815	CBIZ, Inc.(a)	38
216	Exponent, Inc.	16
302	FTI Consulting, Inc.(a)	36
815	Huron Consulting Group, Inc.(a)	37
576	ICF International, Inc.	40
1,905	InnerWorkings, Inc.(a)	2
902	Insperity, Inc.	34
982	Kforce, Inc.	25
1,071	TriNet Group, Inc.(a)	39
1,649	Upwork, Inc.(a)	11
514	Willdan Group, Inc.(a)	11
		291

	Real Estate Management & Development — 0.33%
423	Altisource Portfolio Solutions SA(a)	3
4,023	Cushman & Wakefield PLC(a)	48
373	eXp World Holdings, Inc.(a)	3
2,944	Kennedy-Wilson Holdings, Inc.	40
1,399	Maui Land & Pineapple Co., Inc.(a)	15
1,933	Newmark Group, Inc., Class - A	8
40	Rafael Holdings, Inc., Class - B(a)	1
1,448	RE/MAX Holdings, Inc., Class - A	32
2,108	Realogy Holdings Corp.	6
933	Redfin Corp.(a)	14
650	Tejon Ranch Co.(a)	9
		179

	Road & Rail — 0.54%
481	Avis Budget Group, Inc.(a)	7
1,392	Covenant Transportation Group, Inc., Class - A(a)	12
2,205	Daseke, Inc.(a)	3
6,008	Knight-Swift Transportation Holdings, Inc.	198
252	Marten Transport Ltd.	5
103	P.A.M. Transportation Services, Inc.(a)	3
808	Saia, Inc.(a)	59
286	Universal Truckload Services, Inc.	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
1,629	US Xpress Enterprise, Inc., Class - A(a)	$5
		296

	Semiconductors & Semiconductor Equipment — 4.95%
2,335	Adesto Technologies Corp.(a)	26
809	Advanced Energy Industries, Inc.(a)	39
485	Alpha & Omega Semiconductor Ltd.(a)	3
889	Ambarella, Inc.(a)	43
3,622	Amkor Technology, Inc.(a)	28
3,010	AXT, Inc.(a)	10
97	Brooks Automation, Inc.	3
537	Cabot Microelectronics Corp.	61
521	CEVA, Inc.(a)	13
344	Cirrus Logic, Inc.(a)	23
6,340	Cree, Inc.(a)	225
844	Cypress Semiconductor Corp.	20
216	Diodes, Inc.(a)	9
126	Entegris, Inc.	6
4,167	FormFactor, Inc.(a)	84
3,000	GSI Technology, Inc.(a)	21
188	Impinj, Inc.(a)	3
286	Inphi Corp.(a)	23
5,553	Lattice Semiconductor Corp.(a)	99
11,534	MA-COM Technology Solutions Holdings, Inc.(a)	219
6,831	Marvell Technology Group Ltd.	155
1,625	MKS Instruments, Inc.	133
2,930	Monolithic Power Systems, Inc.	491
335	Photronics, Inc.(a)	3
1,278	Power Integrations, Inc.	113
2,796	Qorvo, Inc.(a)	225
5,796	Semtech Corp.(a)	217
1,087	Silicon Laboratories, Inc.(a)	93
324	SMART Global Holdings, Inc.(a)	8
799	Synaptics, Inc.(a)	46
2,905	Ultra Clean Holdings, Inc.(a)	40
1,639	Universal Display Corp.	216
661	Veeco Instruments, Inc.(a)	6
1,181	Xperi Corp.	16
		2,720

	Software — 4.10%
5,656	2U, Inc.(a)	120
2,763	ACI Worldwide, Inc.(a)	67
416	Alarm.com Holding, Inc.(a)	16
960	Altair Engineering, Inc., Class - A(a)	25
343	Alteryx, Inc., Class - A(a)	33
192	Appian Corp.^(a)	8
3,150	Asure Software, Inc.(a)	19
49	Avalara, Inc.(a)	4
15,728	Benefitfocus, Inc.(a)	140
1,173	Blackbaud, Inc.	65
138	Blackline, Inc.(a)	7
1,039	Bottomline Technologies, Inc.(a)	38
5,897	Cloudera, Inc.(a)	46
803	Cornerstone OnDemand, Inc.(a)	25
259	Coupa Software, Inc.(a)	36
313	Digimarc Corp.(a)	4
740	Digital Turbine, Inc.(a)	3
293	Domo, Inc., Class - B(a)	3
581	eGain Corp.(a)	4
144	Envestnet, Inc.(a)	8
485	Everbridge, Inc.(a)	52
83	Fair Isaac Corp.(a)	26

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
631	Five9, Inc.(a)	$48
986	Forescout Technologies, Inc.(a)	31
846	Guidewire Software, Inc.(a)	67
512	HubSpot, Inc.(a)	68
217	J2 Global, Inc.	16
167	LivePerson, Inc.(a)	4
2,874	Medallia, Inc.(a)	58
3,364	Model N, Inc.(a)	75
12,835	Nuance Communications, Inc.(a)	216
785	Onespan, Inc.(a)	14
192	Ping Identity Holding Corp.(a)	4
1,141	Progress Software Corp.	37
705	Proofpoint, Inc.(a)	72
488	PROS Holdings, Inc.(a)	15
1,208	PTC, Inc.(a)	74
205	Q2 Holdings, Inc.(a)	12
680	Qualys, Inc.(a)	59
1,182	Rapid7, Inc.(a)	51
399	Sailpoint Technologies Holding, Inc.(a)	6
379	Secureworks Corp.(a)	4
111	ShotSpotter, Inc.(a)	3
831	SPS Commerce, Inc.(a)	39
3,593	SS&C Technologies Holdings, Inc.	157
1,579	SVMK, Inc.(a)	21
1,175	Synchronoss Technologies, Inc.(a)	4
3,535	Telaria, Inc.(a)	21
680	Telenav, Inc.(a)	3
782	Tenable Holdings, Inc.(a)	17
28,018	TiVo Corp.	198
131	Upland Software, Inc.(a)	4
202	Varonis Systems, Inc.(a)	13
979	Verint Systems, Inc.(a)	42
1,606	VirnetX Holding Corp.(a)	9
2,378	Yext, Inc.(a)	24
690	Zix Corp.(a)	3
307	Zscaler, Inc.(a)	19
		2,257

	Specialty Retail — 0.88%
520	Asbury Automotive Group, Inc.(a)	29
1,508	AT Home Group, Inc.(a)	3
1,308	Boot Barn Holdings, Inc.(a)	17
790	Camping World Holdings, Inc., Class- A	4
372	Carvana Co.(a)	20
2,800	Chico's FAS, Inc.	4
1,890	Citi Trends, Inc.	17
4,922	Conn's, Inc.(a)	21
3,835	Designer Brands, Inc., Class - A	19
1,579	Express, Inc.(a)	2
1,353	Floor & Decor Holdings, Inc., Class - A(a)	43
72	Group 1 Automotive, Inc.	3
537	Lithia Motors, Inc.	44
783	Monro, Inc.	34
280	Murphy USA, Inc.(a)	24
1,028	National Vision Holdings, Inc.(a)	20
22,095	Office Depot, Inc.	36
53	Penske Automotive Group, Inc.	1
247	Restoration Hardware Co.(a)	25
2,894	Sally Beauty Holdings, Inc.(a)	23
1,475	Signet Jewelers Ltd.	10
405	Sleep Number Corp.(a)	8
7,426	Sportsman's Warehouse Holdings, Inc.(a)	46
1,668	Tailored Brands, Inc.^	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
1,359	The Children's Place, Inc.	$27
		483

	Technology Hardware, Storage & Peripherals — 0.16%
3,041	3D Systems Corp.(a)	24
761	Immersion Corp.(a)	4
3,822	Stratasys Ltd.(a)	61
		89

	Textiles, Apparel & Luxury Goods — 0.40%
759	Columbia Sportswear Co.	53
45	Deckers Outdoor Corp.(a)	6
1,011	Kontoor Brands, Inc.	19
3,271	Movado Group, Inc.	39
75	Oxford Industries, Inc.	3
1,273	Steven Madden Ltd.	30
4,730	Wolverine World Wide, Inc.	71
		221

	Thrifts & Mortgage Finance — 0.74%
3,368	Axos Financial, Inc.(a)	60
3,168	Capitol Federal Financial, Inc.	37
2,310	Essent Group Ltd.	61
70	Federal Agricultural Mortgage Corp., Class - C	4
47	First Capital, Inc.	3
183	First Defiance Financial Corp.	3
1,244	Flagstar Bancorp, Inc.	25
79	HomeStreet, Inc.	2
1,205	Kearny Financial Corp. of Maryland	10
228	MGIC Investment Corp.	1
876	MMA Capital Holdings, Inc.(a)	22
1,030	Mr Cooper Group, Inc.(a)	8
3,896	NMI Holdings, Inc.(a)	44
3,080	OP Bancorp	23
871	PennyMac Financial Services, Inc.	19
1,362	Radian Group, Inc.	18
663	TrustCo Bankcorp NY	4
880	Walker & Dunlop, Inc.	35
1,231	WSFS Financial Corp.	31
		410

	Tobacco — 0.07%
1,518	Pyxus International, Inc.^(a)	5
3,797	Vector Group Ltd.	35
		40

	Trading Companies & Distributors — 1.41%
961	Applied Industrial Technologies, Inc.	44
5,050	Beacon Roofing Supply, Inc.(a)	84
667	Bluelinx Holdings, Inc.(a)	3
7,506	BMC Stock Holdings, Inc.(a)	133
4,799	DXP Enterprises, Inc.(a)	59
884	GATX Corp.	55
5,611	MRC Global, Inc.(a)	24
1,052	Rush Enterprises, Inc., Class - A	34
1,389	SiteOne Landscape Supply, Inc.(a)	102
6,440	Textainer Group Holdings Ltd.(a)	53
114	Transcat, Inc.(a)	3
1,065	Watsco, Inc.	168
461	Willis Lease Finance Corp.(a)	12
		774

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities — 0.41%
839	American States Water Co.	$68
190	Artesian Resources Corp.	7
600	California Water Service Group	30
2,136	Consolidated Water Co. Ltd.	35
1,063	Global Water Resources, Inc.	11
626	Middlesex Water Co.	38
650	SJW Corp.	38
		227

	Wireless Telecommunication Services — 0.17%
14,717	Gogo, Inc.^(a)	31
1,190	Shenandoah Telecommunications Co.	59
462	Spok Holdings, Inc.	5
		95

	Total Common Stocks	43,299

	Contingent Rights — 0.11%
	Biotechnology — 0.00%
1	Tobira Therapeutics, Inc. CVR(a)	–

	Chemicals — 0.00%
97	Schulman, Inc. CVR(a)	–

	Metals & Mining — 0.11%
176,955	Pan American Silver Corp. CVR(a)	60

	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR(a)	–

	Total Contingent Rights	60

	Investment Companies — 18.04%
570,955	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(b)	571
9,357,493	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(b)	9,357
	Total Investment Companies	9,928

	Total Investments (cost $50,644) — 96.83%	53,287
	Other assets in excess of liabilities — 3.17%	1,747

	Net Assets - 100.00%	$55,034

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $396 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	31.97%	46.71%	78.68%
Contingent Rights	0.11%	-	0.11%
Investment Companies	0.41%	17.63%	18.04%
Other Assets (Liabilities)	1.05%	2.12%	3.17%
Total Net Assets	33.54%	66.46%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	182	6/19/20	$10,443	$989
			$10,443	$989

	Total Unrealized Appreciation			$989
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$989

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 66.97%
	Aerospace & Defense — 0.74%
866	AAR Corp.	$15
1,901	Aerojet Rocketdyne Holdings, Inc.(a)	80
554	Aerovironment, Inc.(a)	34
595	Astronics Corp.(a)	5
1,503	Axon Enterprise, Inc.(a)	106
808	Cubic Corp.	33
270	Ducommun, Inc.(a)	7
14,498	Kratos Defense & Security Solutions, Inc.(a)	201
1,585	Maxar Technologies, Inc.	17
1,398	Mercury Systems, Inc.(a)	100
806	Moog, Inc., Class - A	41
134	National Presto Industries, Inc.	9
493	Park Aerospace Corp.	6
492	Parsons Corp.(a)	16
1,305	Triumph Group, Inc.	9
289	Vectrus, Inc.(a)	12
		691

	Air Freight & Logistics — 0.14%
1,493	Air Transport Services Group, Inc.(a)	27
606	Atlas Air Worldwide Holdings, Inc.(a)	16
673	Echo Global Logistics, Inc.(a)	11
721	Forward Air Corp.	37
831	Hub Group, Inc., Class - A(a)	37
991	Radiant Logistics, Inc.(a)	4
		132

	Airlines — 1.27%
3,355	Alaska Air Group, Inc.	96
336	Allegiant Travel Co.	27
14,683	Azul SA, ADR(a)	150
48,801	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	167
1,202	Hawaiian Holdings, Inc.	13
20,492	JetBlue Airways Corp.(a)	183
16,764	Mesa Air Group, Inc.(a)	55
1,275	SkyWest, Inc.	33
1,787	Spirit Airlines, Inc.(a)	23
13,955	United Airlines Holdings, Inc.(a)	441
		1,188

	Auto Components — 1.04%
2,322	Adient PLC(a)	21
2,946	American Axle & Manufacturing Holdings, Inc.(a)	11
7,743	BorgWarner, Inc.	189
1,285	Cooper Tire & Rubber Co.	21
459	Cooper-Standard Holding, Inc.(a)	5
40,118	Dana, Inc.	313
696	Dorman Products, Inc.(a)	38
983	Fox Factory Holding Corp.(a)	41
854	Gentherm, Inc.(a)	27
630	LCI Industries	42
8,150	Modine Manufacturing Co.(a)	26
485	Motorcar Parts of America, Inc.(a)	6
554	Standard Motor Products, Inc.	23
10,305	Stoneridge, Inc.(a)	173
1,371	Tenneco, Inc.(a)	5
727	Visteon Corp.(a)	35
		976

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automobiles — 0.02%
824	Winnebago Industries, Inc.	$23

	Banks — 4.38%
258	1st Constitution Bancorp	3
353	1st Source, Inc.	11
174	ACNB Corp.	5
487	Allegiance Bancshares, Inc.	12
397	Amalgamated Bank, Class - A	4
530	Amerant Bancorp, Inc.(a)	8
273	American National Bankshares, Inc.	7
1,597	Ameris Bancorp	38
222	Ames National Corp.	5
325	Arrow Financial Corp.	9
574	Atlantic Capital Bancshares, Inc.(a)	7
2,066	Atlantic Union Bankshares Corp.	45
1,139	Banc of California, Inc.	9
490	BancFirst Corp.	16
2,574	BancorpSouth Bank	49
158	Bank First Corp.^	9
432	Bank of Commerce Holdings	3
357	Bank of Marin Bancorp	11
167	Bankwell Financial Group, Inc.	3
920	Banner Corp.	30
384	Bar Harbor Bankshares, Inc.	7
259	Baycom Corp.(a)	3
375	BCB Bancorp, Inc.	4
1,167	Berkshire Hills Bancorp, Inc.	17
2,219	Boston Private Financial Holdings, Inc.	16
410	Bridge Bancorp, Inc.	9
2,051	Brookline Bancorp, Inc.	23
527	Bryn Mawr Bank Corp.	15
314	Business First Bancshares, Inc.	4
580	Byline Bancorp, Inc.	6
83	C&F Financial Corp.	3
3,242	Cadence Bancorp	21
107	Cambridge Bancorp	6
378	Camden National Corp.	12
175	Capital Bancorp, Inc.(a)	2
338	Capital City Bank Group, Inc.	7
361	Capstar Financial Holdings, Inc.	4
620	Carolina Financial Corp.	16
613	Carter Bank & Trust	6
1,982	Cathay Bancorp, Inc.	45
468	CBTX, Inc.	8
3,123	Centerstate Bank Corp.	54
737	Central Pacific Financial Corp.	12
295	Central Valley Community Bancorp	4
73	Century Bancorp, Inc., Class - A	5
86	Chemung Financial Corp.	3
304	Citizens & Northern Corp.	6
418	City Holding Co.	28
376	Civista Bancshares, Inc.	6
375	CNB Financial Corp.	7
174	Coastal Financial Corp.(a)	2
280	Codorus Valley Bancorp, Inc.	5
180	Colony Bankcorp	2
1,864	Columbia Banking System, Inc.	50
1,323	Community Bank System, Inc.	78
540	Community Bankers Trust Corp.	3
412	Community Trust Bancorp, Inc.	13
904	ConnectOne Bancorp, Inc.	12
1,121	CrossFirst Bankshares, Inc.(a)	9
752	Customers Bancorp, Inc.(a)	8

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
3,477	CVB Financial Corp.	$70
848	Eagle Bancorp, Inc.	26
254	Enterprise Bancorp, Inc.	7
645	Enterprise Financial Services Corp.	18
379	Equity Bancshares, Inc., Class - A(a)	7
144	Esquire Financial Holdings, Inc.(a)	2
139	Evans Bancorp, Inc.	3
252	Farmers & Merchants Banco	7
653	Farmers National Banc Corp.	8
428	FB Financial Corp.	8
68	Fidelity D&D Bancorp, Inc.	3
407	Financial Institutions, Inc.	7
31,224	First Bancorp	166
771	First Bancorp	18
259	First Bancorp	6
413	First Bancshares, Inc.	8
402	First Bank	3
1,347	First Busey Corp.	23
209	First Business Financial Services, Inc.	3
245	First Choice Bancorp	4
2,545	First Commonwealth Financial Corp.	23
459	First Community Bancshares, Inc.	11
2,514	First Financial Bancorp	37
3,363	First Financial Bankshares, Inc.	89
350	First Financial Corp.	12
248	First Financial Northwest, Inc.	2
983	First Foundation, Inc.	10
155	First Guaranty Bancshares, Inc.	2
247	First Internet Bancorp	4
971	First Interstate BancSystem, Inc., Class - A	28
1,400	First Merchants Corp.	37
365	First Mid-Illinois Bancshares, Inc.	9
2,750	First Midwest Bancorp, Inc.	36
227	First Northwest Bancorp	2
681	Flushing Financial Corp.	9
415	FNCB Bancorp, Inc.	3
339	Franklin Financial Network, Inc.	7
102	Franklin Financial Services Corp.	3
4,151	Fulton Financial Corp.	48
296	FVCBankcorp, Inc.(a)	4
659	German American Bancorp, Inc.	18
2,253	Glacier Bancorp, Inc.	77
279	Great Southern Bancorp, Inc.	11
1,479	Great Western Bancorp, Inc.	30
233	Guaranty Bancshares, Inc.	5
2,251	Hancock Whitney Corp.	44
763	Hanmi Financial Corp.	8
685	HarborOne Bancorp, Inc.(a)	5
137	Hawthorn Bancshares, Inc.	3
223	HBT Financial, Inc.	2
918	Heartland Financial USA, Inc.	28
1,394	Heritage Commerce Corp.	11
966	Heritage Financial Corp.	19
1,826	Hilltop Holdings, Inc.	28
4,039	Home Bancshares, Inc.	48
408	Hometrust Bancshares, Inc.	6
3,122	Hope Bancorp, Inc.	26
940	Horizon Bancorp, Inc.	9
333	Howard Bancorp, Inc.(a)	4
1,351	Iberiabank Corp.	49
857	Independent Bank Corp.	55
565	Independent Bank Corp.	7
936	Independent Bank Group, Inc.	22
1,437	International Bancshares Corp.	39

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
242	Investar Holding Corp.	$3
5,947	Investors Bancorp, Inc.	48
1,225	Lakeland Bancorp, Inc.	13
648	Lakeland Financial Corp.	24
311	LCNB Corp.	4
140	Level One Bancorp, Inc.	3
642	Live Oak Bancshares, Inc.	8
663	Macatawa Bank Corp.	5
224	Mackinac Financial Corp.	2
172	MainStreet Bancshares, Inc.(a)	3
430	Mercantile Bankcorp.	9
389	Metrocity Bankshares, Inc.	5
174	Metropolitan Bank Holding Corp.(a)	5
172	Mid Penn Bancorp, Inc.	3
546	Midland States Bancorp, Inc.	10
326	MidWestOne Financial Group, Inc.	7
146	MutualFirst Financial, Inc.	4
237	MVB Financial Corp.	3
778	National Bank Holdings Corp., Class - A	19
173	National Bankshares, Inc.	6
1,108	NBT Bancorp, Inc.	36
239	Nicolet Bankshares, Inc.(a)	13
244	Northeast Bank	3
172	Northrim Bancorp, Inc.	5
169	Norwood Financial Corp.	5
166	Oak Valley Bancorp	3
1,318	OFG Bancorp	15
94	Ohio Valley Banc Corp.	3
4,347	Old National Bancorp	57
749	Old Second Bancorp, Inc.	5
549	Opus Bank	10
485	Origin Bancorp, Inc.	10
257	Orrstown Financial Services, Inc.	4
470	Pacific Mercantile Bancorp(a)	2
1,512	Pacific Premier Bancorp, Inc.	28
339	Park National Corp.	26
248	Parke Bancorp, Inc.	3
316	PCB Bancorp	3
476	Peapack-Gladstone Financial Corp.	9
172	Penns Woods Bancorp, Inc.	4
141	Peoples Bancorp, Inc.	3
453	Peoples Bancorp, Inc.	10
177	Peoples Financial Services Corp.	7
395	People's Utah Bancorp	8
1,967	Pinnacle Financial Partners, Inc.	74
5,563	Popular, Inc.	195
353	Preferred Bank	12
390	Premier Financial Bancorp, Inc.	5
70	Professional Holding Corp., Class - A(a)	1
370	QCR Holdings, Inc.	10
408	RBB Bancorp	6
121	Red River Bancshares, Inc.	5
258	Reliant Bancorp, Inc.	3
1,463	Renasant Co.	32
244	Republic Bancorp, Inc., Class - A	8
1,197	Republic First Bancorp, Inc.(a)	3
318	Richmond Mutual Bancorp, Inc.(a)	3
987	S & T Bancorp, Inc.	27
916	Sandy Spring Bancorp, Inc.	21
205	SB One Bancorp	3
1,313	Seacoast Banking Corp.(a)	24
422	Select Bancorp, Inc.(a)	3
1,235	ServisFirst Bancshares, Inc.	36
317	Shore Bancshares, Inc.	3

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
378	Sierra Bancorp	$7
70	Silvergate Capital Corp.(a)	1
2,455	Simmons First National Corp., Class - A	45
320	Smartfinancial, Inc.	5
252	South Plains Financial, Inc.	4
866	South State Corp.	51
191	Southern First Bancshares(a)	5
546	Southern National Bancorp	5
844	Southside Bancshares, Inc.	26
391	Spirit of Texas Bancshares, Inc.(a)	4
525	Stock Yards Bancorp, Inc.	15
278	Summit Financial Group, Inc.	6
3,919	Texas Capital Bancshares, Inc.(a)	86
11,066	The Bancorp, Inc.(a)	67
1,378	The Bank of N.T. Butterfield & Son Ltd.	23
141	The Bank of Princeton	3
121	The Community Financial Corp.	3
594	The First of Long Island Corp.	10
369	Tompkins TrustCo, Inc.	26
1,723	TowneBank	31
706	TriCo Bancshares	21
657	Tristate Capital Holdings, Inc.(a)	6
590	Triumph Bancorp, Inc.(a)	15
1,660	Trustmark Corp.	39
1,154	UMB Financial Corp.	54
89	Union Bankshares, Inc.	2
2,526	United Bankshares, Inc.	58
2,033	United Community Banks, Inc.	37
300	United Security Bancshare	2
197	Unity Bancorp, Inc.	2
760	Univest Financial Corp.	12
9,976	Valley National Bancorp	73
1,318	Veritex Holdings, Inc.	18
394	Washington Trust Bancorp, Inc.	14
4,485	Webster Financial Corp.	102
1,659	WesBanco, Inc.	39
408	West Bancorp, Inc.	7
676	Westamerica Bancorp	40
1,750	Wintrust Financial Corp.	58
		4,104

	Beverages — 0.15%
787	Celsius Holdings, Inc.(a)	3
124	Coca-Cola Consolidated Inc.	27
297	Craft Brew Alliance, Inc.(a)	4
342	MGP Ingredients, Inc.	9
293	National Beverage Corp.(a)	12
1,752	New Age Beverages Corp.(a)	2
215	The Boston Beer Co., Inc., Class - A(a)	80
		137

	Biotechnology — 4.15%
72	89Bio, Inc.(a)	2
868	Abeona Therapeutics, Inc.(a)	2
5,075	Acadia Pharmaceuticals, Inc.(a)	214
1,168	Acceleron Pharma, Inc.(a)	104
1,128	Acorda Therapeutics, Inc.(a)	1
590	Adamas Pharmaceuticals, Inc.(a)	2
1,255	ADMA Biologics, Inc.(a)	4
1,722	Aduro Biotech, Inc.(a)	5
1,615	Adverum Biotechnologies, Inc.(a)	16
652	Aeglea BioTherapeutics, Inc.(a)	3
1,876	Affimed NV(a)	3
2,971	Agenus, Inc.(a)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
525	Agex Therapeutics, Inc.(a)	$–
1,162	Aimmune Therapeutics, Inc.(a)	17
3,158	Akebia Therapeutics, Inc.(a)	24
207	Akero Therapeutics, Inc.(a)	4
311	Albireo Pharma, Inc.(a)	5
586	Aldeyra Therapeutics, Inc.(a)	1
889	Alector, Inc.(a)	21
511	Allakos, Inc.(a)	23
1,009	Allogene Therapeutics, Inc.^(a)	20
886	AMAG Pharmaceuticals, Inc.(a)	5
6,701	Amicus Therapeutics, Inc.(a)	62
649	AnaptysBio, Inc.(a)	9
1,040	Anavex Life Sciences Corp.(a)	3
1,475	Apellis Pharmaceuticals, Inc.(a)	40
206	Applied Therapeutics, Inc.(a)	7
159	Aprea Therapeutics, Inc.(a)	6
887	Arcus Biosciences, Inc.(a)	12
242	Arcutis Biotherapeutics, Inc.(a)	7
1,580	Ardelyx, Inc.(a)	9
1,302	Arena Pharmaceuticals, Inc.(a)	55
2,577	Arrowhead Pharmaceuticals, Inc.(a)	74
1,304	Atara Biotherapeutics, Inc.(a)	11
1,730	Athenex, Inc.(a)	13
3,502	Athersys, Inc.(a)	11
417	Atreca, Inc.(a)	7
1,443	Avid Bioservices, Inc.(a)	7
519	Avrobio, Inc.(a)	8
180	Axcella Health, Inc.(a)	1
286	Beam Therapeutics, Inc.(a)	5
335	Beyondspring, Inc.(a)	4
3,774	BioCryst Pharmaceuticals, Inc.(a)	8
1,099	Biohaven Pharmaceutical Holding Co. Ltd.(a)	37
172	BioSpecifics Technologies Corp.(a)	10
184	Bioxcel Therapeutics, Inc.(a)	4
282	Black Diamond Therapeutics, Inc.(a)	7
1,388	Blueprint Medicines Corp.(a)	81
1,881	Bridgebio Pharma, Inc.(a)	55
160	Cabaletta Bio, Inc.(a)	1
1,190	Calithera Biosciences, Inc.(a)	5
231	Calyxt, Inc.(a)	1
1,008	Cara Therapeutics, Inc.(a)	13
1,067	CareDx, Inc.(a)	23
1,309	CASI Pharmaceuticals, Inc.(a)	3
230	Castle Biosciences, Inc.(a)	7
2,602	Catalyst Pharmaceuticals, Inc.(a)	10
136	Celcuity, Inc.(a)	1
292	Cellular Biomedicine Group, Inc.(a)	5
767	CEL-SCI Corp.^(a)	9
42	Centogene NV(a)	1
558	Checkpoint Therapeutics, Inc.(a)	1
1,049	ChemoCentryx, Inc.(a)	42
1,082	Chimerix, Inc.(a)	2
1,370	Clovis Oncology, Inc.^(a)	9
1,623	Coherus Biosciences, Inc.(a)	26
574	Concert Pharmaceuticals, Inc.(a)	5
481	Constellation Pharmaceuticals, Inc.(a)	15
1,495	Corbus Pharmaceuticals Holdings, Inc.(a)	8
283	Cortexyme, Inc.(a)	13
277	Crinetics Pharmaceuticals, Inc.(a)	4
586	Cue BioPharma, Inc.(a)	8
588	Cyclerion Therapeutics, Inc.(a)	2
1,465	Cytokinetics, Inc.(a)	17
1,134	CytomX Therapeutics, Inc.(a)	9

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
539	Deciphera Pharmaceuticals, Inc.(a)	$22
1,344	Denali Therapeutics, Inc.(a)	24
1,318	Dicerna Pharmaceuticals, Inc.(a)	24
2,102	Dynavax Technologies Corp.(a)	7
237	Eagle Pharmaceuticals, Inc.(a)	11
1,361	Editas Medicine, Inc.(a)	27
300	Eidos Therapeutics, Inc.(a)	15
657	Eiger Biopharmaceuticals, Inc.(a)	4
1,178	Emergent BioSolutions, Inc.(a)	68
489	Enanta Pharmaceuticals, Inc.(a)	25
500	Enochian Biosciences, Inc.(a)	2
2,046	Epizyme, Inc.(a)	32
659	Esperion Therapeutics, Inc.(a)	21
373	Evelo Biosciences, Inc.(a)	1
1,407	Exact Sciences Corp.(a)	82
1,555	Fate Therapeutics, Inc.(a)	35
2,056	Fibrogen, Inc.(a)	71
849	Five Prime Therapeutics, Inc.(a)	2
931	Flexion Therapeutics, Inc.(a)	7
650	Forty Seven, Inc.(a)	62
141	Frequency Therapeutics, Inc.(a)	3
890	G1 Therapeutics, Inc.(a)	10
1,299	Galectin Therapeutics, Inc.(a)	3
35	Galera Therapeutics, Inc.(a)	–
4,547	Geron Corp.^(a)	5
1,502	Global Blood Therapeutics, Inc.(a)	77
881	GlycoMimetics Industries, Inc.(a)	2
1,163	Gossamer Bio, Inc.(a)	12
611	Gritstone Oncology, Inc.(a)	4
3,500	Halozyme Therapeutics, Inc.(a)	63
234	Harpoon Therapeutics, Inc.(a)	3
2,156	Heron Therapeutics, Inc.(a)	25
646	Homology Medicines, Inc.(a)	10
244	Hookipa Pharma, Inc.(a)	2
122	IGM Biosciences, Inc.(a)	7
4,304	ImmunoGen, Inc.(a)	15
4,893	Immunomedics, Inc.(a)	66
2,443	Inovio Pharmaceuticals, Inc.^(a)	18
2,330	Insmed, Inc.(a)	37
983	Intellia Therapeutics, Inc.(a)	12
657	Intercept Pharmaceuticals, Inc.(a)	41
2,225	Invitae Corp.(a)	30
3,039	Iovance Biotherapeutics, Inc.(a)	91
3,994	Ironwood Pharmaceuticals, Inc.(a)	40
400	Jounce Therapeutics, Inc.(a)	2
4,000	Kadmon Holdings, Inc.(a)	17
365	Kalvista Pharmaceuticals, Inc.(a)	3
258	Karuna Therapeutics, Inc.(a)	19
1,545	Karyopharm Therapeutics, Inc.(a)	30
756	Kezar Life Sciences, Inc.(a)	3
911	Kindred Biosciences, Inc.(a)	4
350	Kiniksa Pharmaceuticals Ltd.(a)	5
715	Kodiak Sciences, Inc.(a)	34
267	Krystal Biotech, Inc.(a)	12
869	Kura Oncology, Inc.(a)	9
577	La Jolla Pharmaceutical Co.(a)	2
1,025	Lexicon Pharmaceuticals, Inc.^(a)	2
445	Ligand Pharmaceuticals, Inc., Class - B(a)	32
2,776	Lineage Cell Therapeutics, Inc.(a)	2
223	Logicbio Therapeutics, Inc.(a)	1
1,192	MacroGenics, Inc.(a)	7
230	Madrigal Pharmaceuticals, Inc.(a)	15
486	Magenta Therapeutics, Inc.(a)	3
5,392	MannKind Corp.^(a)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
657	Marker Therapeutics, Inc.^(a)	$1
1,036	MediciNova, Inc.(a)	4
1,650	MEI Pharma, Inc.(a)	3
469	MeiraGTx Holdings PLC(a)	6
883	Mersana Therapeutics, Inc.(a)	5
228	Millendo Therapeutics, Inc.(a)	1
791	Minerva Neurosciences, Inc.(a)	5
764	Mirati Therapeutics, Inc.(a)	59
60	Mirum Pharmaceuticals, Inc.(a)	1
516	Molecular Templates, Inc.(a)	7
2,903	Momenta Pharmaceuticals, Inc.(a)	79
262	Morphic Holding, Inc.(a)	4
689	Mustang Bio, Inc.(a)	2
1,865	Myriad Genetics, Inc.(a)	27
1,651	Natera, Inc.(a)	49
344	Neon Therapeutics, Inc.(a)	1
377	NextCure, Inc.(a)	14
778	Novavax, Inc.(a)	11
520	Oncocyte Corp.(a)	1
9,907	OPKO Health, Inc.^(a)	13
255	Organogenesis Holdings, Inc.(a)	1
138	Oyster Point Pharma, Inc.(a)	5
4,837	Palatin Technologies, Inc.(a)	2
2,953	PDL BioPharma, Inc.(a)	8
778	Pfenex, Inc.(a)	7
332	PhaseBio Pharmaceuticals, Inc.(a)	1
1,212	Pieris Pharmaceuticals, Inc.(a)	3
307	PolarityTE, Inc.^(a)	–
1,958	Portola Pharmaceuticals, Inc.(a)	14
1,997	Precigen, Inc.^(a)	7
892	Precision Biosciences, Inc.(a)	5
346	Prevail Therapeutics, Inc.(a)	4
478	Principia BioPharma, Inc.(a)	28
2,183	Progenics Pharmaceuticals, Inc.(a)	8
487	Protagonist Therapeutics, Inc.(a)	3
1,096	Prothena Corp. PLC(a)	12
1,579	PTC Therapeutics, Inc.(a)	70
773	Puma Biotechnology, Inc.(a)	7
911	Ra Pharmaceuticals, Inc.(a)	44
1,174	Radius Health, Inc.(a)	15
35	RAPT Therapeutics, Inc.(a)	1
546	Recro Pharma, Inc.	4
868	Regenxbio, Inc.(a)	28
1,355	Repligen Corp.(a)	130
382	Replimune Group, Inc.(a)	4
1,044	Retrophin, Inc.(a)	15
329	Revolution Medicines, Inc.(a)	7
747	Rhythm Pharmaceuticals, Inc.(a)	11
4,228	Rigel Pharmaceuticals, Inc.(a)	7
745	Rocket Pharmaceuticals, Inc.(a)	10
880	Rubius Therapeutics, Inc.^(a)	4
8,319	Sangamo Therapeutics, Inc.(a)	53
1,240	Savara, Inc.(a)	3
461	Scholar Rock Holding Corp.(a)	6
915	Seres Therapeutics, Inc.(a)	3
493	Solid Biosciences, Inc.(a)	1
3,434	Sorrento Therapeutics, Inc.(a)	6
2,947	Spectrum Pharmaceuticals, Inc.(a)	7
293	Spero Therapeutics, Inc.(a)	2
256	SpringWorks Therapeutics, Inc.(a)	7
1,137	Stemline Therapeutics, Inc.(a)	6
419	Stoke Therapeutics, Inc.(a)	10
270	Sutro BioPharma, Inc.(a)	3
501	Syndax Pharmaceuticals, Inc.(a)	5

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
369	Synlogic, Inc.(a)	$1
864	Syros Pharmaceuticals, Inc.(a)	5
286	TCR2 Therapeutics, Inc.(a)	2
2,312	TG Therapeutics, Inc.(a)	23
530	Tocagen, Inc.(a)	1
887	Translate Bio, Inc.(a)	9
728	Turning Point Therapeutics, Inc.(a)	33
666	Twist Bioscience Corp.(a)	20
1,559	Tyme Technologies, Inc.(a)	2
1,430	Ultragenyx Pharmaceutical, Inc.(a)	64
857	United Therapeutics Corp.(a)	81
672	UNITY Biotechnology, Inc.(a)	4
498	UroGen Pharma Ltd.(a)	9
1,312	Vanda Pharmaceuticals, Inc.(a)	14
4,459	VBI Vaccines, Inc.(a)	4
1,202	Veracyte, Inc.(a)	29
1,197	Vericel Corp.(a)	11
134	Viela Bio, Inc.(a)	5
1,631	Viking Therapeutics, Inc.(a)	8
177	Vir Biotechnology, Inc.(a)	6
605	Voyager Therapeutics, Inc.(a)	6
296	X4 Pharmaceuticals, Inc.(a)	3
359	XBiotech, Inc.(a)	4
1,221	Xencor, Inc.(a)	36
607	Y-mAbs Therapeutics, Inc.(a)	16
4,739	ZIOPHARM Oncology, Inc.(a)	12
		3,880

	Building Products — 1.06%
1,061	AAON, Inc.	51
1,126	Advanced Drainage Systems, Inc.	33
441	American Woodmark Corp.(a)	20
685	Apogee Enterprises, Inc.	14
578	Armstrong Flooring, Inc.(a)	1
2,946	Builders FirstSource, Inc.(a)	36
631	Caesarstone Ltd.	7
1,154	Cornerstone Building Brands, Inc.(a)	5
391	CSW Industrials, Inc.	25
839	Gibraltar Industries, Inc.(a)	36
918	Griffon Corp.	12
464	Insteel Industries, Inc.	6
1,745	Jeld-Wen Holding, Inc.(a)	17
645	Masonite International Corp.(a)	31
592	Patrick Industries, Inc.	17
1,475	PGT Innovations, Inc.(a)	12
867	Quanex Building Products Corp.	9
1,164	Simpson Manufacturing Co., Inc.	72
6,623	Trex Company, Inc.(a)	532
1,545	Universal Forest Products, Inc.	57
		993

	Capital Markets — 1.32%
1,854	Ares Management Corp., Class - A	57
906	Arlington Asset Investment Corp.	2
7,913	Artisan Partners Asset Management, Inc., Class - A	170
334	Assetmark Financial Holdings, Inc.(a)	7
70	Associated Capital Group, Inc., Class - A	2
536	B. Riley Financial, Inc.	10
1,285	Blucora, Inc.(a)	15
1,776	Brightsphere Investment Group, Inc.	11
592	Cohen & Steers, Inc.	27
724	Cowen, Inc., Class - A	7
79	Diamond Hill Investment Group	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
875	Donnelley Financial Solutions, Inc.(a)	$5
2,508	Federated Investors, Inc., Class - B	48
816	Focus Financial Partners, Inc., Class - A(a)	19
516	Gain Capital Holdings, Inc.	3
132	GAMCO Investors, Inc., Class - A	1
421	Greenhill & Co., Inc.	4
566	Hamilton Lane, Inc.	31
1,081	Houlihan Lokey, Inc.	56
401	International Fcstone, Inc.(a)	15
4,975	LPL Financial Holdings, Inc.	271
1,229	Moelis & Co., Class - A	35
246	Oppenheimer Holdings, Inc., Class - A	5
351	Piper Sandler Companies	18
1,797	PJT Partners, Inc., Class - A	78
400	Pzena Investment Management, Inc., Class - A	2
3,205	Raymond James Financial, Inc.	203
488	Safeguard Scientifics, Inc.	3
471	Sculptor Capital Management, Inc.	6
154	Siebert Financial Corp.(a)	1
224	Silvercrest Asset Management Group, Inc.	2
1,723	Stifel Financial Corp.	71
29	Value Line, Inc.	1
162	Virtus Investment Partners, Inc.	12
1,800	Waddell & Reed Financial, Inc., Class - A	20
233	Westwood Holdings Group, Inc.	4
3,342	WisdomTree Investments, Inc.	8
		1,237

	Chemicals — 1.70%
513	Advanced Emissions Solutions, Inc.	3
732	Advansix, Inc.(a)	7
2,869	Albemarle Corp.	163
774	American Vanguard Corp.	11
838	Balchem Corp.	83
185	Chase Corp.	15
2,122	Ferro Corp.(a)	20
1,281	Flotek Industries, Inc.(a)	1
6,708	FMC Corp.	549
649	FutureFuel Corp.	7
1,402	GCP Applied Technologies, Inc.(a)	25
1,313	H.B. Fuller Co.	37
250	Hawkins, Inc.	9
3,751	Huntsman Corp.	54
1,093	Ingevity Corp.(a)	38
627	Innospec, Inc.	44
2,460	Intrepid Potash, Inc.(a)	2
484	Koppers Holdings, Inc.(a)	6
12,280	Kraton Corp.(a)	99
628	Kronos Worldwide, Inc.	5
3,853	Livent Corp.(a)	20
668	LSB Industries, Inc.(a)	1
1,223	Marrone Bio Innovations, Inc.(a)	1
880	Minerals Technologies, Inc.	32
1,100	Omnova Solutions, Inc.(a)	11
1,551	Orion Engineered Carbons SA	11
2,377	PolyOne Corp.	45
954	PQ Group Holdings, Inc.(a)	10
339	Quaker Chemical Corp.	43
1,191	Rayonier Advanced Materials, Inc.	1
1,099	Sensient Technologies Corp.	48
529	Stepan Co.	47
573	Trecora Resources(a)	3
685	Tredegar Corp.	11

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
1,018	Trinseo SA	$18
18,892	Tronox Holdings PLC, Class - A	94
699	Valhi, Inc.	1
		1,575

	Commercial Services & Supplies — 1.47%
1,741	ABM Industries, Inc.	42
2,467	ACCO Brands Corp.	12
1,875	Advanced Disposal Services, Inc.(a)	62
1,232	Brady Corp., Class - A	56
785	BrightView Holdings, Inc.(a)	9
1,182	Casella Waste Systems, Inc.(a)	46
769	CECO Environmental Corp.(a)	4
202	Charah Solutions, Inc.(a)	–
487	Cimpress PLC(a)	26
26	CompX International, Inc.	–
26,244	Covanta Holding Corp.	224
1,100	Deluxe Corp.	29
642	Ennis, Inc.	12
1,925	Healthcare Services Group, Inc.	46
378	Heritage-Crystal Clean, Inc.(a)	6
1,518	Herman Miller, Inc.	34
1,133	HNI Corp.	29
29,244	Interface, Inc.	221
899	Kimball International, Inc., Class - B	11
1,276	Knoll, Inc.	13
803	Matthews International Corp., Class - A	19
627	McGrath RentCorp	33
1,158	Mobile Mini, Inc.	30
917	MSA Safety, Inc.	93
219	NL Industries, Inc.	1
462	PICO Holdings, Inc.(a)	4
4,593	Pitney Bowes, Inc.	9
781	Quad/Graphics, Inc.	2
1,974	RR Donnelley & Sons Co.	2
601	SP Plus Corp.(a)	12
2,240	Steelcase, Inc., Class - A	22
749	Team, Inc.(a)	5
1,406	Tetra Tech, Inc.	99
1,302	The Brink's Co.	68
392	UniFirst Corp.	59
621	US Ecology, Inc.	19
522	Viad Corp.	11
221	VSE Corp.	4
		1,374

	Communications Equipment — 0.76%
4,172	Acacia Communications, Inc.(a)	280
1,202	ADTRAN, Inc.	9
522	Applied Optoelectronics, Inc.(a)	4
864	CalAmp Corp.(a)	4
1,148	Calix, Inc.(a)	8
90	Cambium Networks Corp.(a)	1
909	Casa Systems, Inc.(a)	3
279	Clearfield, Inc.(a)	3
604	Comtech Telecommunications Corp.	8
305	DASAN Zhone Solutions, Inc.(a)	1
705	Digi International, Inc.(a)	7
3,188	Extreme Networks, Inc.(a)	10
2,194	Harmonic, Inc.(a)	13
4,581	Infinera Corp.(a)	24
1,236	Inseego Corp.^(a)	8
809	InterDigital, Inc.	36
469	KVH Industries, Inc.(a)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
1,943	Lumentum Holdings, Inc.(a)	$142
784	NETGEAR, Inc.(a)	18
1,839	NetScout Systems, Inc.(a)	44
886	Plantronics, Inc.	9
1,501	Ribbon Communications, Inc.(a)	5
150	TESSCO Technologies, Inc.	1
5,976	Viavi Solutions, Inc.(a)	67
		709

	Construction & Engineering — 1.74%
5,715	AECOM(a)	171
792	Aegion Corp.(a)	14
561	Ameresco, Inc., Class - A(a)	10
1,256	Arcosa, Inc.	50
370	Argan, Inc.	13
944	Comfort Systems USA, Inc.	35
582	Concrete Pumping Holdings, Inc.(a)	2
446	Construction Partners, Inc.(a)	8
789	Dycom Industries, Inc.(a)	20
1,437	EMCOR Group, Inc.	88
16,385	Granite Construction, Inc.	247
1,532	Great Lakes Dredge & Dock Co.(a)	13
205	IES Holdings, Inc.(a)	4
8,103	MasTec, Inc.(a)	265
405	MYR Group, Inc.(a)	11
241	Northwest Pipe Co.(a)	5
272	NV5 Holdings, Inc.(a)	11
1,169	Primoris Services Corp.	19
5,612	Quanta Services, Inc.	178
657	Sterling Construction Co., Inc.(a)	6
65,412	Tutor Perini Corp.(a)	439
1,366	Willscot Corp.(a)	14
		1,623

	Construction Materials — 0.41%
2,243	Eagle Materials, Inc., Class - A	131
550	Forterra, Inc.(a)	3
1,032	Martin Marietta Materials, Inc.	195
2,906	Summit Materials, Inc., Class - A(a)	44
423	U.S. Concrete, Inc.(a)	8
58	United States Lime & Minerals, Inc.	4
		385

	Consumer Finance — 0.55%
434	Curo Group Holdings Corp.	2
535	Elevate Credit, Inc.(a)	1
808	Encore Capital Group, Inc.(a)	19
830	Enova International, Inc.(a)	12
1,280	EZCorp., Inc., Class - A(a)	5
1,070	FirstCash, Inc.	77
5,685	Green Dot Corp., Class - A(a)	144
1,736	LendingClub Corp.(a)	14
500	Medallion Financial Corp.	1
459	Nelnet, Inc., Class - A	21
178	Oportun Financial Corp.(a)	2
7,557	PRA Group, Inc.(a)	209
253	Regional Management Corp.(a)	3
144	World Acceptance Corp.(a)	8
		518

	Containers & Packaging — 0.18%
9,878	Graphic Packaging Holding Co.	121
145	Greif, Inc.	6
681	Greif, Inc., Class - A	21

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
893	Myers Industries, Inc.	$10
169	UFP Technologies, Inc.(a)	6
		164

	Distributors — 0.04%
1,177	Core-Mark Holding Co., Inc.	34
561	Funko, Inc.(a)	2
150	Greenlane Holdings, Inc., Class - A(a)	–
154	Weyco Group, Inc.	3
		39

	Diversified Consumer Services — 0.91%
10,120	Adtalem Global Education, Inc.(a)	271
394	American Public Education, Inc.(a)	9
421	Carriage Services, Inc.	7
3,051	Chegg, Inc.(a)	109
261	Collectors Universe, Inc.	4
2,629	Houghton Mifflin Harcourt Co.(a)	5
1,049	K12, Inc.(a)	20
2,933	Laureate Education, Inc., Class - A(a)	31
1,197	OneSpaWorld Holdings Ltd.	5
25,997	Perdoceo Education Corp.(a)	280
617	Regis Corp.(a)	4
518	Select Interior Concepts, Inc., Class - A(a)	1
553	Strategic Education, Inc.	77
1,229	WW International, Inc.(a)	21
		844

	Diversified Financial Services — 0.27%
73	Alerus Financial Corp.	1
777	Banco Latinoamericano de Comercio Exterior SA, Class - E	8
1,898	Cannae Holdings, Inc.(a)	64
3,834	FGL Holdings, Inc.	38
60	GWG Holdings, Inc.(a)	1
9,586	Jefferies Financial Group, Inc.	130
213	Marlin Business Services Corp.	2
1,659	On Deck Capital, Inc.(a)	3
		247

	Diversified Telecommunication Services — 0.87%
273	Anterix, Inc.(a)	12
278	ATN International, Inc.	16
419	Bandwidth, Inc.(a)	28
1,245	Cincinnati Bell, Inc.(a)	18
7,508	Cogent Communications Holdings, Inc.	616
1,942	Consolidated Communications Holdings, Inc.	9
2,821	Frontier Communications Corp.^(a)	1
403	IDT Corp.(a)	2
1,739	Intelsat SA^(a)	3
2,544	Iridium Communications, Inc.(a)	57
550	Ooma, Inc.(a)	7
1,904	ORBCOMM, Inc.(a)	5
2,602	Pareteum Corp.^(a)	1
5,942	Vonage Holdings Corp.(a)	43
		818

	Electric Utilities — 0.48%
1,335	ALLETE, Inc.	81
1,045	El Paso Electric Co.	71
348	Genie Energy Ltd.	2
900	MGE Energy, Inc.	59
1,019	Otter Tail Corp.	45

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
2,062	PNM Resources, Inc.	$78
2,328	Portland General Electric Co.	113
365	Spark Energy, Inc., Class - A	2
		451

	Electrical Equipment — 0.76%
198	Allied Motion Technologies, Inc.	5
509	American Superconductor Corp.(a)	3
1,217	Atkore International Group, Inc.(a)	26
685	AZZ, Inc.	19
1,467	Bloom Energy Corp., Class - A(a)	8
3,419	Encore Wire Corp.	143
606	Energous Corp.^(a)	–
3,384	EnerSys	168
2,382	Enphase Energy, Inc.(a)	77
1,578	Generac Holdings, Inc.(a)	147
7,572	Plug Power, Inc.^(a)	27
226	Powell Industries, Inc.	6
90	Preformed Line Products Co.	4
2,985	Sunrun, Inc.(a)	30
819	Thermon Group Holdings, Inc.(a)	12
765	TPI Composites, Inc.(a)	11
450	Vicor Corp.(a)	20
1,096	Vivint Solar, Inc.(a)	5
		711

	Electronic Equipment, Instruments & Components — 2.57%
224	Airgain, Inc.(a)	2
609	Akoustis Technologies, Inc.(a)	3
788	Anixter International, Inc.(a)	69
2,042	Arlo Technologies, Inc.(a)	5
742	Badger Meter, Inc.	40
250	BEL Fuse, Inc., Class - B	2
1,023	Belden, Inc.	37
966	Benchmark Electronics, Inc.	19
112	Coda Octopus Group, Inc.(a)	1
862	CTS Corp.	21
919	Daktronics, Inc.	5
354	ePlus, Inc.(a)	22
3,911	Fabrinet(a)	213
447	FARO Technologies, Inc.(a)	20
5,882	Fitbit, Inc., Class - A(a)	39
26,519	Flex Ltd.(a)	222
2,323	II-VI, Inc.(a)	66
916	Insight Enterprises, Inc.(a)	39
1,009	Iteris, Inc.(a)	3
6,811	Itron, Inc.(a)	380
11,877	Jabil, Inc.	292
1,477	KEMET Corp.	36
661	Kimball Electronics, Inc.(a)	7
2,082	Knowles Corp.(a)	28
103	Mesa Laboratories, Inc.	23
951	Methode Electronics, Inc.	25
473	MTS Systems Corp.	11
313	Napco Security Technologies(a)	5
876	nLight, Inc.(a)	9
877	Novanta, Inc.(a)	70
443	OSI Systems, Inc.(a)	31
290	Par Technology Corp.(a)	4
300	PC Connection, Inc.	12
756	Plexus Corp.(a)	41
3,535	Rogers Corp.(a)	334
1,797	Sanmina Corp.(a)	49

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
650	ScanSource, Inc.(a)	$14
921	Tech Data Corp.(a)	121
2,579	TTM Technologies, Inc.(a)	27
3,423	Vishay Intertechnology, Inc.	49
267	Vishay Precision Group, Inc.(a)	5
184	Wrap Technologies, Inc.(a)	1
		2,402

	Energy Equipment & Services — 0.37%
3,353	Archrock, Inc. Com	13
1,240	Cactus, Inc., Class - A	15
858	Covia Holdings Corp.(a)	–
1,599	Diamond Offshore Drilling, Inc.^(a)	3
2,736	Dril-Quip, Inc.(a)	86
468	Era Group, Inc.(a)	2
856	Exterran Corp.(a)	4
2,081	Forum Energy Technologies, Inc.(a)	–
2,653	Franks International N.V.(a)	7
879	FTS International, Inc.(a)	–
321	Geospace Technologies Corp.(a)	2
3,766	Helix Energy Solutions Group, Inc.(a)	6
67	Independence Contract Drilling, Inc.(a)	–
523	KLX Energy Services Holdings, Inc.(a)	–
1,347	Liberty Oilfield Services, Inc.	4
338	Mammoth Energy Services, Inc.	–
732	Matrix Service Co.(a)	7
9,252	Nabors Industries Ltd.	4
574	National Energy Services Reunited Corp.(a)	3
292	Natural Gas Services Group, Inc.(a)	1
293	NCS Multistage Holdings, Inc.(a)	–
2,370	Newpark Resources, Inc.(a)	2
4,223	Nextier Oilfield Solutions, Inc.(a)	5
399	Nine Energy Service, Inc.(a)	–
6,248	Noble Corp. PLC(a)	2
2,575	Oceaneering International, Inc.(a)	8
1,510	Oil States International, Inc.(a)	3
723	Pacific Drilling SA(a)	–
2,127	ProPetro Holding Corp.(a)	5
397	RigNet, Inc.(a)	1
1,406	RPC, Inc.	3
438	SEACOR Holdings, Inc.(a)	12
482	SEACOR Marine Holdings, Inc.(a)	2
1,420	Seadrill Ltd.^(a)	1
1,480	Select Energy Services, Inc.(a)	5
666	Smart Sand, Inc.(a)	1
769	Solaris Oilfield Infrastructure, Inc.	4
8,313	TechnipFMC PLC	55
3,249	TETRA Technologies, Inc.(a)	1
1,017	Tidewater, Inc.(a)	7
66,159	Transocean Ltd.^(a)	77
1,338	Unit Corp.(a)	–
1,913	US Silica Holdings, Inc.	3
486	US Well Services, Inc.(a)	–
		354

	Entertainment — 0.21%
1,278	AMC Entertainment Holdings, Inc., Class - A^	4
1,810	Eros International PLC^(a)	3
101,247	Global Eagle Entertainment, Inc.(a)	16
3,010	Glu Mobile, Inc.(a)	19
1,324	IMAX Corp.(a)	12
254	Liberty Braves Group(a)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
949	Liberty Media Corp. - Liberty Braves Group, Class - C(a)	$18
19,839	Lions Gate Entertainment Corp., Class - B(a)	111
792	Livexlive Media, Inc.(a)	1
561	Marcus Corp.	7
425	Reading International, Inc., Class - A(a)	2
518	Rosetta Stone, Inc.(a)	7
		205

	Equity Real Estate Investment Trusts — 3.10%
2,205	Acadia Realty Trust	27
1,066	Agree Realty Corp.	66
1,777	Alexander & Baldwin, Inc.	20
56	Alexander's, Inc.	15
1,261	American Assets Trust, Inc.	32
2,793	American Finance Trust, Inc.	17
1,462	Armada Hoffler Properties, Inc.	16
2,259	Ashford Hospitality Trust	2
660	Bluerock Residential Growth REIT, Inc.	4
773	Braemar Hotels & Resorts, Inc.	1
292	BRT Apartments Corp.	3
2,443	CareTrust REIT, Inc.	36
1,235	Catchmark Timber Trust, Inc.	9
4,578	CBL & Associates Properties, Inc.^(a)	1
2,155	Cedar Realty Trust, Inc.	2
1,156	Chatham Lodging Trust	7
280	CIM Commercial Trust Corp.	3
1,358	City Office REIT, Inc.	10
413	Clipper Realty, Inc.	2
489	Community Healthcare Trust, Inc.	19
3,079	CoreCivic, Inc.	34
324	Corenergy Infrastructure Trust, Inc.	6
1,102	CorePoint Lodging, Inc.	4
11,836	Corporate Office Properties Trust	261
5,258	DiamondRock Hospitality Co.	27
6,100	Diversified Healthcare Trust	22
1,933	Easterly Government Properties, Inc.	48
990	EastGroup Properties, Inc.	103
756	Farmland Partners, Inc.	5
3,249	First Industrial Realty Trust, Inc.	108
1,771	Four Corners Property Trust, Inc.	33
2,616	Franklin Street Properties Corp.	15
1,280	Front Yard Residential Corp.	15
879	Getty Realty Corp.	21
805	Gladstone Commercial Corp.	12
481	Gladstone Land Corp.	6
888	Global Medical REIT, Inc.	9
2,317	Global Net Lease, Inc.	31
3,434	Healthcare Realty Trust, Inc.	96
873	Hersha Hospitality Trust	3
2,339	Independence Realty Trust, Inc.	21
1,684	Industrial Logistics Property Trust	30
409	Innovative Industrial Properties, Inc.	31
311	Investors Real Estate Trust	17
1,576	iStar, Inc.	17
525	Jernigan Capital, Inc.	6
2,154	Kite Realty Group Trust	20
6,272	Lexington Realty Trust	62
1,018	LTC Properties, Inc.	31
2,273	Mack-Cali Realty Corp.	35
2,414	Monmouth Real Estate Investment Corp., Class - A	29
1,093	National Health Investors, Inc.	54

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,539	National Storage Affiliates	$46
2,231	New Senior Investment Group, Inc.	6
527	NexPoint Residential Trust, Inc.	13
1,239	Office Properties Income Trust	34
387	One Liberty Properties, Inc.	5
3,382	Pebblebrook Hotel Trust	37
1,747	Pennsylvania Real Estate Investment Trust^	2
4,924	Physicians Realty Trust	69
3,249	Piedmont Office Realty Trust, Inc., Class - A	57
1,705	PotlatchDeltic Corp.	54
1,171	Preferred Apartment Communities, Inc., Class - A	8
521	PS Business Parks, Inc.	71
1,492	QTS Realty Trust, Inc., Class - L	87
2,997	Retail Opportunity Investments Corp.	25
414	Retail Value, Inc.	5
2,938	Rexford Industrial Realty, Inc.	119
4,376	RLJ Lodging Trust	34
2,053	RPT Realty	12
1,261	Ryman Hospitality Properties, Inc.	45
5,208	Sabra Health Care REIT, Inc.	57
323	Safehold, Inc.	20
298	Saul Centers, Inc.	10
859	Seritage Growth Properties(a)	8
15,752	SITE Centers Corp.	82
3,841	STAG Industrial, Inc.	86
2,665	Summit Hotel Properties, Inc.	11
5,842	Sunstone Hotel Investors, Inc.	51
2,376	Tanger Factory Outlet Centers, Inc.^	12
1,712	Terreno Realty Corp.	89
3,075	The Geo Group, Inc.	37
948	UMH Properties, Inc.	10
4,779	Uniti Group, Inc.	29
334	Universal Health Realty Income Trust	34
2,975	Urban Edge Properties	26
745	Urstadt Biddle Properties, Inc., Class - A	11
4,708	Washington Prime Group, Inc.^	4
2,126	Washington Real Estate Investment Trust	51
1,022	Whitestone REIT	6
2,923	Xenia Hotels & Resorts, Inc.	30
		2,897

	Food & Staples Retailing — 0.30%
2,904	BJ's Wholesale Club Holdings, Inc., Class - C(a)	74
637	Chefs' Warehouse Holdings LLC(a)	6
531	HF Foods Group, Inc.(a)	4
364	Ingles Markets, Inc., Class - A	13
278	Natural Grocers by Vitamin Cottage, Inc.	2
2,943	Performance Food Group Co.(a)	73
583	PriceSmart, Inc.	31
1,437	Rite Aid Corp.(a)	22
928	SpartanNash Co.	13
819	The Andersons, Inc.	15
1,368	United Natural Foods, Inc.(a)	13
207	Village Super Market, Inc., Class - A	5
259	Weis Markets, Inc.	11
		282

	Food Products — 0.79%
101	Alico, Inc.	3
1,647	B&G Foods, Inc.^	30
42	Bridgford Foods Corp.	1

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
421	Calavo Growers, Inc.	$24
820	Cal-Maine Foods, Inc.	36
13,512	Darling Ingredients, Inc.(a)	259
250	Farmer Brothers Co.(a)	2
782	Fresh Del Monte Produce, Inc.	22
900	Freshpet, Inc.(a)	57
3,099	Hostess Brands, Inc.(a)	33
390	J&J Snack Foods Corp.	47
218	John B. Sanfilippo & Son, Inc.	19
491	Lancaster Colony Corp.	71
678	Landec Corp.(a)	6
382	Limoneira Co.	5
517	Sanderson Farms, Inc.	64
164	Seneca Foods Corp., Class - A(a)	7
2,162	The Simply Good Foods Co.(a)	42
433	Tootsie Roll Industries, Inc.	16
		744

	Gas Utilities — 0.58%
414	Chesapeake Utilities Corp.	35
2,452	New Jersey Resources Corp.	83
790	Northwest Natural Holding Co.	49
1,355	One Gas, Inc.	114
202	RGC Resources, Inc.	6
2,412	South Jersey Industries, Inc.	60
1,398	Southwest Gas Holdings, Inc.	97
1,289	Spire, Inc.	96
		540

	Health Care Equipment & Supplies — 5.15%
377	Abiomed, Inc.(a)	55
2,183	Accuray, Inc.(a)	4
961	Alphatec Holdings, Inc.(a)	3
1,006	AngioDynamics, Inc.(a)	10
360	Anika Therapeutics, Inc.(a)	10
4,066	Antares Pharma, Inc.(a)	10
806	Apyx Medical Corp.(a)	3
977	AtriCure, Inc.(a)	33
37	Atrion Corp.	24
1,222	Avanos Medical, Inc.(a)	33
855	Axogen, Inc.(a)	9
431	Axonics Modulation Technologies, Inc.^(a)	11
161	Biolife Solutions, Inc.(a)	2
379	BioSig Technologies, Inc.(a)	2
9,332	Cardiovascular Systems, Inc.(a)	328
4,026	Cerus Corp.(a)	19
1,547	ConforMIS, Inc.(a)	1
711	CONMED Corp.	41
968	CryoLife, Inc.(a)	16
799	Cryoport, Inc.(a)	14
365	Cutera, Inc.(a)	5
878	CytoSorbents Corp.(a)	7
2,535	Dexcom, Inc.(a)	683
734	Edwards Lifesciences Corp.(a)	138
279	Electrocore LLC(a)	–
1,389	GenMark Diagnostics, Inc.(a)	6
1,004	Glaukos Corp.(a)	31
1,968	Globus Medical, Inc.(a)	84
1,310	Haemonetics Corp.(a)	131
176	Heska Corp.(a)	10
480	Inogen, Inc.(a)	25
4,464	Insulet Corp.(a)	739
850	Integer Holdings Corp.(a)	53
209	Intricon Corp.(a)	2

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
889	Invacare Corp.	$7
110	Iradimed Corp.(a)	2
687	iRhythm Technologies, Inc.(a)	56
1,033	Lantheus Holdings, Inc.(a)	13
414	LeMaitre Vascular, Inc.	10
1,257	LivaNova PLC(a)	57
1,081	Meridian Bioscience, Inc.(a)	9
3,720	Merit Medical Systems, Inc.(a)	116
179	Misonix, Inc.(a)	2
887	Natus Medical, Inc.(a)	21
1,334	Neogen Corp.(a)	89
335	Neuronetics, Inc.(a)	1
779	Nevro Corp.(a)	78
2,253	Novocure Ltd.(a)	152
1,350	NuVasive, Inc.(a)	68
1,547	OraSure Technologies, Inc.(a)	17
455	Orthofix Medical, Inc.(a)	13
243	Orthopediatrics Corp.(a)	10
275	Pulse Biosciences, Inc.(a)	2
926	Quidel Corp.(a)	91
1,861	Rockwell Medical, Inc.(a)	4
1,430	RTI Surgical Holdings, Inc.(a)	2
457	Seaspine Holdings Corp.(a)	4
3,694	Senseonics Holdings, Inc.^(a)	2
675	Shockwave Medical, Inc.(a)	22
459	SI-Bone, Inc.(a)	5
966	Sientra, Inc.(a)	2
409	Silk Road Medical, Inc.(a)	13
131	Soliton, Inc.(a)	1
1,162	STAAR Surgical Co.(a)	37
1,682	STERIS PLC	235
330	SurModics, Inc.(a)	11
473	Tactile Systems Technology, Inc.(a)	19
5,154	Tandem Diabetes Care, Inc.(a)	332
2,186	The Cooper Companies, Inc.	603
333	TransEnterix, Inc.(a)	–
357	TransMedics Group, Inc.(a)	4
88	Utah Medical Products, Inc.	8
362	Vapotherm, Inc.(a)	7
955	Varex Imaging Corp.(a)	22
2,632	Viewray, Inc.(a)	7
3,280	Wright Medical Group N.V.(a)	94
377	Zynex, Inc.^(a)	4
		4,794

	Health Care Providers & Services — 1.17%
450	1Life Healthcare, Inc.(a)	8
9,037	Acadia Healthcare Company, Inc.(a)	167
319	Addus HomeCare Corp.(a)	22
813	Amedisys, Inc.(a)	149
459	American Renal Associates Holdings, Inc.(a)	3
1,194	AMN Healthcare Services, Inc.(a)	69
162	Apollo Medical Holdings, Inc.(a)	2
525	Avalon GloboCare Corp.(a)	1
863	Biotelemetry, Inc.(a)	33
4,793	Brookdale Senior Living, Inc.(a)	15
171	Catasys, Inc.(a)	3
2,310	Community Health Systems, Inc.(a)	8
227	CorVel Corp.(a)	12
896	Cross Country Healthcare, Inc.(a)	6
81	Exagen, Inc.(a)	1
2,027	Genesis Healthcare, Inc.(a)	2
962	Hanger, Inc.(a)	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
1,784	HealthEquity, Inc.(a)	$90
780	LHC Group, Inc.(a)	109
562	Magellan Health, Inc.(a)	27
324	National Healthcare Corp.	23
303	National Research Corp., Class - A	14
843	Option Care Health, Inc.(a)	8
1,651	Owens & Minor, Inc.	15
2,171	Patterson Companies, Inc.	33
513	Petiq, Inc.(a)	12
284	Progyny, Inc.^(a)	6
293	Providence Service Corp.(a)	16
2,710	R1 RCM, Inc.(a)	25
1,140	RadNet, Inc.(a)	12
2,816	Select Medical Holdings Corp.(a)	42
603	Surgery Partners, Inc.(a)	4
2,681	Tenet Healthcare Corp.(a)	39
1,324	The Ensign Group, Inc.	50
316	The Joint Corp.(a)	3
647	The Pennant Group, Inc.(a)	9
1,253	Tivity Health, Inc.(a)	8
577	Triple-S Management Corp., Class - B(a)	8
326	U.S. Physical Therapy, Inc.	22
		1,091

	Health Care Technology — 0.73%
4,124	Allscripts Healthcare Solutions, Inc.(a)	29
2,519	Castlight Health, Inc., Class - B(a)	2
319	Computer Programs & Systems, Inc.	7
1,955	Evolent Health, Inc.(a)	11
462	Health Catalyst, Inc.(a)	12
656	HealthStream, Inc.(a)	16
2,264	HMS Holdings Corp.(a)	57
1,857	Inovalon Holdings, Inc., Class - A(a)	31
341	Inspire Medical System, Inc.(a)	21
1,291	Livongo Health, Inc.^(a)	37
1,430	NextGen Healthcare, Inc.(a)	15
1,074	Omnicell, Inc.(a)	70
418	OptimizeRx Corp.(a)	4
659	Phreesia, Inc.(a)	14
323	Schrodinger, Inc.(a)	14
298	Simulations Plus, Inc.	10
514	Tabula Rasa Healthcare, Inc.(a)	27
1,871	Teladoc Health, Inc.(a)	289
816	Vocera Communications, Inc.(a)	17
		683

	Hotels, Restaurants & Leisure — 1.13%
1,723	BBX Capital Corp.	4
29	Biglari Holdings, Inc., Class - B(a)	1
499	BJ's Restaurant, Inc.	7
2,315	Bloomin' Brands, Inc.	17
209	Bluegreen Vacations Corp.	1
2,132	Boyd Gaming Corp.	31
969	Brinker International, Inc.	12
877	Carrols Restaurant Group, Inc.(a)	2
682	Century Casinos, Inc.(a)	2
904	Churchill Downs, Inc.	93
422	Chuy's Holdings, Inc.(a)	4
626	Cracker Barrel Old Country Store, Inc.	52
813	Dave & Buster's Entertainment, Inc.	11
730	Del Taco Restaurants, Inc.(a)	3
1,527	Denny's Corp.(a)	12
421	Dine Brands Global, Inc.	12
1,571	Drive Shack, Inc.(a)	2

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
511	El Pollo Loco Holdings, Inc.(a)	$4
11,252	Eldorado Resorts, Inc.(a)	162
568	Fiesta Restaurant Group, Inc.(a)	2
491	Golden Entertainment, Inc.(a)	3
214	Inspired Entertainment, Inc.(a)	1
294	J. Alexander's Holdings, Inc.(a)	1
602	Jack in the Box, Inc.	21
82	Kura Sushi USA, Inc., Class - A(a)	1
576	Lindblad Expeditions Holdings, Inc.(a)	2
1,073	Marriott Vacations Worldwide Corp.	60
285	Monarch Casino & Resort, Inc.(a)	8
73	Nathan's Famous, Inc.	4
705	Noodles & Co.(a)	3
573	Papa John's International, Inc.	31
2,867	Penn National Gaming, Inc.(a)	36
4,268	Planet Fitness, Inc., Class - A(a)	207
665	PlayAGS, Inc.(a)	2
666	Potbelly Corp.(a)	2
226	RCI Hospitality Holdings, Inc.	2
589	Red Lion Hotels Corp.(a)	1
336	Red Robin Gourmet Burgers, Inc.(a)	3
1,813	Red Rock Resorts, Inc., Class - A	16
759	Ruth's Hospitality Group, Inc.	5
1,476	Scientific Games Corp., Class - A(a)	14
1,211	SeaWorld Entertainment, Inc.(a)	13
765	Shake Shack, Inc., Class - A(a)	29
800	Target Hospitality Corp.(a)	2
1,717	Texas Roadhouse, Inc., Class - A	71
1,110	The Cheesecake Factory, Inc.	19
457	Twin River Worldwide Holdings, Inc.	6
767	Wingstop, Inc.	61
		1,058

	Household Durables — 1.14%
234	Bassett Furniture Industries, Inc.	1
748	Beazer Homes USA, Inc.(a)	5
150	Casper Sleep, Inc.(a)	1
226	Cavco Industries, Inc.(a)	33
7,524	Century Communities, Inc.(a)	110
605	Ethan Allen Interiors, Inc.	6
183	Flexsteel Industries, Inc.	2
3,315	Gopro, Inc., Class - A(a)	9
692	Green Brick Partners, Inc.(a)	6
156	Hamilton Beach Brands Holding Co.	1
646	Helen of Troy Ltd.(a)	93
292	Hooker Furniture Corp.	5
588	Installed Building Products, Inc.(a)	23
709	iRobot Corp.^(a)	29
2,258	KB Home	41
1,152	La-Z-Boy, Inc.	24
178	Legacy Housing Corp.(a)	2
3,287	LGI Homes, Inc.(a)	149
290	Lifetime Brands, Inc.	2
695	M/I Homes, Inc.(a)	11
1,325	MDC Holdings, Inc.	31
944	Meritage Homes Corp.(a)	34
210	Purple Innovation, Inc.(a)	1
1,302	Skyline Champion Corp.(a)	20
2,051	Sonos, Inc.(a)	17
3,441	Taylor Morrison Home Corp., Class - A(a)	38
221	The Lovesac Co.(a)	1
865	TopBuild Corp.(a)	62
3,580	TRI Pointe Homes, Inc.(a)	31
1,229	Tupperware Brands Corp.	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
7,044	Universal Electronics, Inc.(a)	$270
768	Zagg, Inc.(a)	2
		1,062

	Household Products — 0.12%
263	Central Garden & Pet Co.(a)	7
1,069	Central Garden & Pet Co., Class - A(a)	27
149	Oil-Dri Corp. of America	5
355	WD-40 Co.	72
		111

	Independent Power and Renewable Electricity Producers — 0.18%
2,576	Atlantic Power Corp.(a)	6
906	Clearway Energy, Inc., Class - A	16
2,038	Clearway Energy, Inc., Class - C	38
1,029	Ormat Technologies, Inc.	69
773	Sunnova Energy International, Inc.(a)	8
2,041	Terraform Power, Inc., Class - A	32
		169

	Industrial Conglomerates — 0.02%
939	Raven Industries, Inc.	20

	Insurance — 1.65%
1,210	Ambac Financial Group, Inc.(a)	15
2,326	American Equity Investment Life Holding Co.	44
497	AMERISAFE, Inc.	32
2,688	Argo Group International Holdings Ltd.	99
258	Benefytt Technologies, Inc.(a)	6
449	BRP Group, Inc., Class - A(a)	5
1,354	Citizens, Inc.(a)	9
3,845	CNO Financial Group, Inc.	48
400	Crawford & Co., Class - A	3
270	Donegal Group, Inc.	4
586	eHealth, Inc.(a)	83
820	Employers Holdings, Inc.	33
296	Enstar Group Ltd.(a)	47
1,269	Everest Re Group Ltd.	244
247	FBL Financial Group, Inc., Class - A	12
288	FedNat Holding Co.	3
13,076	Genworth Financial, Inc., Class - A(a)	43
198	Global Indemnity Ltd.	5
302	Goosehead Insurance, Inc.(a)	13
740	Greenlight Capital Re Ltd.(a)	4
317	Hallmark Financial Services, Inc.(a)	1
171	HCI Group, Inc.	7
664	Heritage Insurance Holdings, Inc.	7
1,082	Horace Mann Educators Corp.	40
117	Independence Holding Co.	3
38	Investors Title Co.	5
768	James River Group Holdings	28
524	Kinsale Capital Group, Inc.	55
1,963	MBIA, Inc.(a)	14
1,755	National General Holdings Corp.	29
59	National Western Life Group, Inc., Class - A	10
241	NI Holdings, Inc.(a)	3
463	Palomar Holdings, Inc.(a)	27
1,376	ProAssurance Corp.	34
221	ProSight Global, Inc.(a)	2
276	Protective Insurance Corp., Class - B	4
1,034	RLI Corp.	91
384	Safety Insurance Group, Inc.	32

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
1,506	Selective Insurance Group, Inc.	$75
440	State Auto Financial Corp.	12
592	Stewart Information Services Corp.	16
1,863	Third Point Reinsurance Ltd.(a)	14
614	Tiptree, Inc.	3
764	Trupanion, Inc.(a)	20
567	United Fire Group, Inc.	18
487	United Insurance Holdings Corp.	4
786	Universal Insurance Holdings, Inc.	14
3,947	W.R. Berkley Corp.	207
466	Watford Holdings Ltd.(a)	7
		1,534

	Interactive Media & Services — 0.13%
1,933	Cargurus, Inc.(a)	36
1,745	Cars.com, Inc.(a)	8
1,238	DHI Group, Inc.(a)	3
968	Eventbrite, Inc.(a)	7
215	EverQuote, Inc., Class - A(a)	6
1,830	Liberty TripAdvisor Holdings, Inc., Class - A(a)	3
1,241	QuinStreet, Inc.(a)	10
1,825	The Meet Group, Inc.(a)	11
104	Travelzoo, Inc.(a)	–
2,601	TrueCar, Inc.(a)	6
1,780	Yelp, Inc.(a)	32
		122

	Internet & Direct Marketing Retail — 0.16%
641	1-800-Flowers.com, Inc., Class - A(a)	8
269	Duluth Holdings, Inc., Class - B^(a)	1
269	Gaia, Inc.(a)	2
11,630	Groupon, Inc.(a)	11
286	Lands' End, Inc.(a)	2
449	Leaf Group Ltd.(a)	1
788	Liquidity Services, Inc.(a)	3
505	PetMed Express, Inc.	15
1,997	Quotient Technology, Inc.(a)	13
481	Shutterstock, Inc.	15
428	Stamps.com, Inc.(a)	55
1,091	Stitch Fix, Inc., Class - A^(a)	14
1,251	The Realreal, Inc.(a)	9
1,270	Waitr Holdings, Inc.^(a)	2
		151

	IT Services — 2.12%
2,893	Alliance Data Systems Corp.	97
36,154	Brightcove, Inc.(a)	253
952	Cardtronics PLC(a)	20
373	Cass Information Systems, Inc.	13
4,475	Conduent, Inc.(a)	11
852	CSG Systems International, Inc.	36
1,801	Endurance International Group Holdings, Inc.(a)	3
1,822	Everi Holdings, Inc.(a)	6
1,580	EVERTEC, Inc.	36
1,022	Evo Payments, Inc., Class - A(a)	16
1,245	Exela Technologies, Inc.(a)	–
866	Exlservice Holdings, Inc.(a)	45
777	Global Payments, Inc.	112
857	GTT Communications, Inc.^(a)	7
363	I3 Verticals, Inc., Class - A(a)	7
994	Information Services Group, Inc.(a)	3
457	International Money Express, Inc.(a)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
26,107	KBR, Inc.	$541
2,896	Limelight Networks, Inc.(a)	17
1,746	LiveRamp Holdings, Inc.(a)	57
700	ManTech International Corp., Class - A	51
1,649	MAXIMUS, Inc.	96
1,709	NIC, Inc.	39
809	Paysign, Inc.(a)	4
839	Perficient, Inc.(a)	23
3,616	Perspecta, Inc.	66
521	PRGX Global, Inc.(a)	1
158	Priority Technology Holdings, Inc.(a)	–
1,501	Science Applications International Corp.	112
1,522	Square, Inc., Class - A(a)	80
394	Startek, Inc.(a)	1
986	Sykes Enterprises, Inc.(a)	27
639	The Hackett Group, Inc.	8
442	TTEC Holdings, Inc.	16
250	Tucows, Inc.(a)	12
1,314	Unisys Corp.(a)	16
3,280	Verra Mobility Corp.(a)	23
758	Virtusa Corp.(a)	22
959	WEX, Inc.(a)	100
		1,981

	Leisure Products — 0.39%
927	Acushnet Holdings Corp.	24
1,397	American Outdoor Brands Corp.(a)	12
2,419	Callaway Golf Co.	25
589	Clarus Corp.	6
324	Escalade, Inc.	2
126	Johnson Outdoors, Inc., Class - A	8
549	Malibu Boats, Inc., Class - A(a)	16
197	Marine Products Corp.	2
478	Mastercraft Boat Holdings, Inc.(a)	3
11,470	Mattel, Inc.(a)	100
440	Sturm, Ruger & Co., Inc.	22
12,800	Vista Outdoor, Inc.(a)	113
1,448	Yeti Holdings, Inc.(a)	28
		361

	Life Sciences Tools & Services — 0.53%
686	Accelerate Diagnostics, Inc.(a)	6
961	Chromadex Corp.^(a)	3
1,415	Codexis, Inc.(a)	16
1,286	ENZO Biochem, Inc.(a)	3
1,799	Fluidigm Corp.(a)	5
1,091	Luminex Corp.	30
716	Medpace Holdings, Inc.(a)	53
865	NanoString Technologies, Inc.(a)	21
2,488	NeoGenomics, Inc.(a)	68
3,582	Pacific Biosciences of California, Inc.(a)	11
459	Personalis, Inc.(a)	4
4,977	Qiagen N.V.(a)	207
327	Quanterix Corp.(a)	6
1,621	Syneos Health, Inc.(a)	63
		496

	Machinery — 1.84%
257	Alamo Group, Inc.	23
792	Albany International Corp.	37
1,664	Altra Industrial Motion Corp.	29
592	Astec Industries, Inc.	21
1,227	Barnes Group, Inc.	51
419	Blue Bird Corp.(a)	5

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
1,064	Briggs & Stratton Corp.	$2
930	Chart Industries, Inc.(a)	27
520	CIRCOR International, Inc.(a)	6
603	Columbus McKinnon Corp.	15
860	Commercial Vehicle Group, Inc.(a)	1
363	DMC Global, Inc.	8
589	Douglas Dynamics, Inc.	21
928	Energy Recovery, Inc.(a)	7
1,429	Enerpac Tool Group Corp.	24
533	ENPRO Industries, Inc.	21
660	ESCO Technologies, Inc.	50
1,984	Evoqua Water Technologies Co.(a)	22
1,561	Federal Signal Corp.	43
1,193	Franklin Electric Co., Inc.	56
268	Gencor Industries, Inc.(a)	3
240	Graham Corp.	3
2,045	Harsco Corp.(a)	14
766	Helios Technologies, Inc.	29
1,880	Hillenbrand, Inc.	36
159	Hurco Companies, Inc.	5
253	Hyster-Yale Materials Handling, Inc.	10
808	John Bean Technologies Corp.	60
289	Kadant, Inc.	22
2,138	Kennametal, Inc.	40
248	L.B. Foster Co., Class - A(a)	3
284	Lindsay Corp.	26
726	Luxfer Holdings PLC	10
469	Lydall, Inc.(a)	3
19,139	Meritor, Inc.(a)	252
285	Miller Industries, Inc.	8
1,439	Mueller Industries, Inc.	34
4,063	Mueller Water Products, Inc., Class - A	33
1,289	Navistar International Corp.(a)	21
1,174	NN, Inc.	2
80	Omega Flex, Inc.	7
244	Park-Ohio Holdings Corp.	5
695	Proto Labs, Inc.(a)	53
629	RBC Bearings, Inc.(a)	71
760	REV Group, Inc.	3
2,736	Rexnord Corp.	62
862	Spartan Motors, Inc.	11
1,130	SPX Corp.(a)	37
1,087	SPX FLOW, Inc.(a)	31
317	Standex International Corp.	16
468	Tennant Co.	27
1,632	Terex Corp.	23
135	The Eastern Co.	3
471	The Gorman-Rupp Co.	15
846	The Greenbrier Companies, Inc.	15
894	The Manitowoc Co., Inc.(a)	8
1,378	Titan International, Inc.	2
1,181	TriMas Corp.(a)	27
254	Twin Disc, Inc.(a)	2
1,376	Wabash National Corp.	10
917	WABCO Holdings, Inc.(a)	124
716	Watts Water Technologies, Inc., Class - A	61
3,340	Welbilt, Inc.(a)	17
		1,713

	Marine — 0.18%
1,326	Costamare, Inc.	6
1,129	Eagle Bulk Shipping, Inc.(a)	2
377	Genco Shipping & Trading Ltd.	2
2,758	Kirby Corp.(a)	120

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Marine (continued)
1,103	Matson, Inc.	$34
1,494	Safe Bulkers, Inc.(a)	2
1,460	Scorpio Bulkers, Inc.	4
		170

	Media — 0.48%
248	Boston Omaha Corp.(a)	4
5,419	Cardlytics, Inc.(a)	190
228	cbdMD, Inc.(a)	–
2,351	Central European Media Enterprises Ltd.(a)	7
1,102	Clear Channel Outdoor Holdings, Inc.(a)	1
1,186	ComScore, Inc.(a)	3
344	Cumulus Media, Inc., Class - A(a)	2
29	Daily Journal Corp.(a)	7
666	Emerald Holding, Inc.	2
3,121	Entercom Communications Corp.	5
1,817	Entravision Communications Corp., Class - A	4
1,066	Fluent, Inc.(a)	1
3,009	Gannett Co., Inc.(a)	4
2,358	Gray Television, Inc.(a)	25
462	Hemisphere Media Group, Inc.(a)	4
1,297	Lee Enterprises, Inc.(a)	1
1,163	Liberty Lilac Group, Class - A(a)	12
2,972	Liberty Lilac Group, Class - C(a)	31
346	Loral Space & Communications, Inc.(a)	6
840	Marchex, Inc.(a)	1
1,301	MDC Partners, Inc., Class - A(a)	2
1,027	Meredith Corp.	13
1,146	MSG Networks, Inc., Class - A(a)	12
1,601	National CineMedia, Inc.	5
115	Saga Communications, Inc.	3
751	Scholastic Corp.	19
578	TechTarget(a)	12
5,656	TEGNA, Inc.	61
1,460	The E.W. Scripps Co., Class - A	11
469	Tribune Publishing Co.	4
796	WideOpenwest, Inc.(a)	4
		456

	Metals & Mining — 1.60%
5,311	Agnico-Eagle Mines Ltd.	211
34,099	Allegheny Technologies, Inc.(a)	289
3,293	Carpenter Technology Corp.	65
1,264	Century Aluminum Co.(a)	5
10,104	Cleveland-Cliffs, Inc.^	40
6,120	Coeur Mining, Inc.(a)	20
3,045	Commercial Metals Co.	47
3,567	Compass Minerals International, Inc.	136
1,722	Gold Resource Corp.	5
321	Haynes International, Inc.	7
13,355	Hecla Mining Co.	24
408	Kaiser Aluminum Corp.	28
529	Materion Corp.	19
153	Mayville Engineering Co, Inc.(a)	1
6,015	Novagold Resources, Inc.(a)	44
273	Olympic Steel, Inc.	3
33,480	Pan American Silver Corp.	479
203	Ramaco Resources, Inc.(a)	–
404	Ryerson Holding Corp.(a)	2
679	Schnitzer Steel Industries, Inc., Class - A	9
1,967	SunCoke Energy, Inc.	8
200	Synalloy Corp.(a)	2
1,151	Timkensteel Corp.(a)	4

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining (continued)
1,343	Warrior Met Coal, Inc.	$14
989	Worthington Industries, Inc.	26
		1,488

	Mortgage Real Estate Investment Trusts — 0.33%
816	AG Mortgage Investment Trust, Inc.	2
2,517	Anworth Mortgage Asset Corp.	3
3,983	Apollo Commercial Real Estate Finance, Inc.	30
693	Ares Commercial Real Estate Corp.	5
1,560	ARMOUR Residential REIT, Inc.	14
3,296	Blackstone Mortgage Trust, Inc.	60
2,374	Capstead Mortgage Corp.	10
433	Cherry Hill Mortgage Investment Corp.	3
2,082	Colony Credit Real Estate, Inc.	8
603	Dynex Capital, Inc.	6
1,011	Ellington Financial, Inc.	6
780	Exantas Capital Corp.	2
1,426	Granite Point Mortgage Trust, Inc.	7
494	Great Ajax Corp.	3
1,654	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34
4,273	Invesco Mortgage Capital, Inc.	15
632	KKR Real Estate Finance Trust, Inc.	9
2,664	Ladder Capital Corp.	13
9,652	New York Mortgage Trust, Inc.	15
1,599	Orchid Island Capital, Inc.	5
2,536	Pennymac Mortgage Investment Trust	27
862	Ready Capital Corp.	6
2,969	Redwood Trust, Inc.	15
1,294	TPG RE Finance Trust, Inc.	7
1,320	Western Asset Mortgage Capital Corp.	3
		308

	Multiline Retail — 0.03%
1,004	Big Lots, Inc.	14
247	Dillard's, Inc., Class - A^	9
7,997	J.C. Penney Co., Inc.^(a)	3
		26

	Multi-Utilities — 0.29%
1,713	Avista Corp.	73
1,573	Black Hills Corp.	101
1,311	NorthWestern Corp.	78
388	Unitil Corp.	20
		272

	Oil, Gas & Consumable Fuels — 1.29%
4,355	Abraxas Petroleum Corp.(a)	1
1,220	Altus Midstream Co., Class - A(a)	1
376	Amplify Energy Corp.	–
1,509	Amyris, Inc.(a)	4
393	Arch Coal, Inc.	11
837	Ardmore Shipping Corp.	4
1,588	Berry Petroleum Corp.	4
513	Bonanza Creek Energy, Inc.(a)	6
697	Brigham Minerals, Inc.	6
1,215	California Resources Corp.^(a)	1
10,087	Callon Petroleum Co.(a)	6
753	Chaparral Energy, Inc., Class - A(a)	–
3,570	Clean Energy Fuels Corp.(a)	6
4,771	CNX Resources Corp.(a)	25
365	Comstock Resources, Inc.(a)	2
693	CONSOL Energy, Inc.(a)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
499	Contura Energy, Inc.(a)	$1
762	CVR Energy, Inc.	13
1,915	Delek US Holdings, Inc.	30
12,328	Denbury Resources, Inc.(a)	2
2,824	DHT Holdings, Inc.	22
598	Diamond S Shipping, Inc.(a)	7
736	Dorian LPG Ltd.(a)	6
551	Earthstone Energy, Inc.(a)	1
2,250	Energy Fuels, Inc.^(a)	3
30,085	Euronav N.V.	339
679	Evolution Petroleum Corp.	2
2,424	Extraction Oil & Gas, Inc.^(a)	1
934	Falcon Minerals Corp.	2
22,341	GasLog Ltd.	81
8,059	Golar LNG Ltd.	64
215	Goodrich Petroleum Corp.(a)	1
894	Green Plains, Inc.	4
4,378	Gulfport Energy Corp.(a)	2
509	Hallador Energy Co.	–
2,937	Highpoint Resources Corp.(a)	1
631	International Seaways, Inc.	15
4,521	Laredo Petroleum, Inc.(a)	2
2,624	Magnolia Oil & Gas Corp.(a)	10
2,871	Matador Resources Co.(a)	7
526	Montage Resources Corp.(a)	1
104	NACCO Industries, Inc., Class - A	3
30,106	Navigator Holdings Ltd.(a)	135
285	Nextdecade Corp.(a)	1
21,462	Noble Energy, Inc.	129
3,592	Nordic American Tankers Ltd.	16
7,821	Northern Oil & Gas, Inc.(a)	5
8,274	Oasis Petroleum, Inc.(a)	3
1,699	Overseas Shipholding Group, Inc.(a)	4
389	Panhandle Oil & Gas, Inc., Class - A	1
938	Par Pacific Holdings, Inc.(a)	7
2,619	PDC Energy, Inc.(a)	16
1,756	Peabody Energy Corp.	5
340	Penn Virginia Corp.(a)	1
12	PrimeEnergy Resources Corp.(a)	1
6,181	QEP Resources, Inc.	2
976	Renewable Energy Group, Inc.(a)	20
141	REX American Resources Corp.(a)	7
1,544	Ring Energy, Inc.(a)	1
252	Rosehill Resources, Inc.(a)	–
834	SandRidge Energy, Inc.(a)	1
1,138	Scorpio Tankers, Inc.	22
2,127	SFL Corp. Ltd.	20
206	Silverbow Resources, Inc.(a)	1
2,907	SM Energy Co.	4
13,907	Southwestern Energy Co.(a)	24
542	Talos Energy, Inc.(a)	3
1,908	Teekay Corp.(a)	6
601	Teekay Tankers Ltd.(a)	13
2,371	Tellurian, Inc.^(a)	2
4,112	Uranium Energy Corp.(a)	2
2,441	W&T Offshore, Inc.(a)	4
2,339	Whiting Petroleum Corp.(a)	2
1,680	World Fuel Services Corp.	42
		1,200

	Paper & Forest Products — 0.16%
1,010	Boise Cascade Co.	24
401	Clearwater Paper Corp.(a)	9
2,929	Louisiana-Pacific Corp.	51

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper & Forest Products (continued)
440	Neenah, Inc.	$19
1,097	PH Glatfelter Co.	13
807	Schweitzer-Mauduit International, Inc.	22
878	Verso Corp.(a)	10
		148

	Personal Products — 0.13%
1,062	Bellring Brands, Inc.(a)	18
659	e.l.f. Beauty, Inc.(a)	6
1,402	Edgewell Personal Care Co.(a)	35
458	Inter Parfums, Inc.	22
339	Lifevantage Corp.(a)	3
288	Medifast, Inc.	18
237	Nature's Sunshine Products, Inc.(a)	2
222	Revlon, Inc., Class - A^(a)	2
317	USANA Health Sciences, Inc.(a)	18
200	Youngevity International, Inc.(a)	–
		124

	Pharmaceuticals — 1.21%
1,898	AcelRx Pharmaceuticals, Inc.(a)	2
966	Aclaris Therapeutics, Inc.(a)	1
10,215	Aerie Pharmaceuticals, Inc.(a)	138
347	Akcea Therapeutics, Inc.(a)	5
2,351	Akorn, Inc.(a)	1
3,016	Amneal Pharmaceuticals, Inc.(a)	10
903	Amphastar Pharmaceuticals, Inc.(a)	13
230	ANI Pharmaceuticals, Inc.(a)	9
544	Arvinas, Inc.(a)	22
719	Assembly Biosciences, Inc.(a)	11
1,637	Assertio Therapeutics, Inc.(a)	1
696	Axsome Therapeutics, Inc.(a)	41
218	Baudax Bio, Inc.(a)	1
2,249	BioDelivery Sciences International, Inc.(a)	9
519	Cerecor, Inc.(a)	1
862	Chiasma, Inc.(a)	3
807	Collegium Pharmaceutical, Inc.(a)	13
2,485	Corcept Therapeutics, Inc.(a)	30
762	CorMedix, Inc.(a)	3
1,727	Cymabay Therapeutics, Inc.(a)	3
571	Eloxx Pharmaceuticals, Inc.(a)	1
5,961	ENDO International PLC(a)	22
343	Evofem Biosciences, Inc.(a)	2
546	Evolus, Inc.^(a)	2
1,500	EyePoint Pharmaceuticals, Inc.(a)	2
304	Fulcrum Therapeutics, Inc.(a)	4
1,735	Innoviva, Inc.(a)	20
773	Intersect ENT, Inc.(a)	9
1,346	Intra-Cellular Therapies, Inc.(a)	21
545	Kala Pharmaceuticals, Inc.(a)	5
413	Kaleido Biosciences, Inc.(a)	3
806	Lannett Co., Inc.(a)	6
332	Liquidia Technologies, Inc.(a)	2
2,075	Mallinckrodt PLC^(a)	4
2,036	Marinus Pharmaceuticals, Inc.(a)	4
1,119	Menlo Therapeutics, Inc.(a)	3
1,158	Myokardia, Inc.(a)	54
2,438	Nektar Therapeutics(a)	44
607	NGM Biopharmaceuticals, Inc.(a)	7
1,110	Ocular Therapeutix, Inc.(a)	5
252	Odonate Therapeutics, Inc.(a)	7
1,283	Omeros Corp.(a)	17
768	Optinose, Inc.(a)	3
268	Osmotica Pharmaceuticals PLC(a)	1

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
8,012	Pacira BioSciences, Inc.(a)	$268
895	Paratek Pharmaceuticals, Inc.(a)	3
264	Phathom Pharmaceuticals, Inc.(a)	7
514	Phibro Animal Health Corp., Class - A	12
1,311	Prestige Consumer Healthcare, Inc.(a)	48
584	Reata Pharmaceuticals, Inc., Class - A(a)	84
372	resTORbio, Inc.(a)	–
1,324	Revance Therapeutics, Inc.(a)	20
108	Satsuma Pharmaceuticals, Inc.(a)	2
1,363	SIGA Technologies, Inc.(a)	7
876	Strongbridge BioPharma PLC(a)	2
1,282	Supernus Pharmaceuticals, Inc.(a)	23
5,677	TherapeuticsMD, Inc.^(a)	6
1,262	Theravance Biopharma, Inc.(a)	29
597	Tricida, Inc.(a)	13
322	Verrica Pharmaceuticals, Inc.(a)	4
565	WaVe Life Sciences Ltd.^(a)	5
667	Xeris Pharmaceuticals, Inc.(a)	1
1,101	Zogenix, Inc.(a)	27
710	Zynerba Pharmaceuticals, Inc.^(a)	3
		1,129

	Professional Services — 0.61%
1,434	Acacia Research Corp.(a)	3
1,329	ASGN, Inc.(a)	48
184	Barrett Business Services, Inc.	7
248	BG Staffing, Inc.	2
1,336	CBIZ, Inc.(a)	28
203	CRA International, Inc.	7
1,346	Exponent, Inc.	98
268	Forrester Research, Inc.(a)	8
249	Franklin Covey Co.(a)	4
964	FTI Consulting, Inc.(a)	116
381	GP Strategies Corp.(a)	2
474	Heidrick & Struggles International, Inc.	11
582	Huron Consulting Group, Inc.(a)	26
471	ICF International, Inc.	32
1,347	InnerWorkings, Inc.(a)	2
973	Insperity, Inc.	36
833	Kelly Services, Inc., Class - A	11
527	Kforce, Inc.	13
1,414	Korn Ferry	34
452	Mistras Group, Inc.(a)	2
774	Resources Connections, Inc.	8
1,139	TriNet Group, Inc.(a)	43
975	TrueBlue, Inc.(a)	12
1,434	Upwork, Inc.(a)	9
250	Willdan Group, Inc.(a)	5
		567

	Real Estate Management & Development — 0.28%
152	Altisource Portfolio Solutions SA(a)	1
75	American Realty Investors, Inc.(a)	1
125	Consolidated-Tomoka Land Co.	6
2,881	Cushman & Wakefield PLC(a)	34
2,344	Essential Properties Realty Trust, Inc.	31
525	eXp World Holdings, Inc.(a)	4
417	Forestar Group, Inc.(a)	4
186	FRP Holdings, Inc.(a)	8
31	Griffin Industrial Realty, Inc.	1
3,195	Kennedy-Wilson Holdings, Inc.	44
608	Marcus & Millichap, Inc.(a)	16
148	Maui Land & Pineapple Co., Inc.(a)	2
3,770	Newmark Group, Inc., Class - A	16

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development (continued)
255	Rafael Holdings, Inc., Class - B(a)	$3
450	RE/MAX Holdings, Inc., Class - A	10
3,021	Realogy Holdings Corp.	9
2,359	Redfin Corp.(a)	36
136	Stratus Properties, Inc.(a)	2
574	Tejon Ranch Co.(a)	8
405	The RMR Group, Inc., Class - A	11
851	The St. Joe Co.(a)	14
34	Transcontinental Realty Investors, Inc.(a)	1
		262

	Road & Rail — 0.50%
665	ArcBest Corp.	12
1,491	Avis Budget Group, Inc.(a)	21
328	Covenant Transportation Group, Inc., Class - A(a)	3
1,105	Daseke, Inc.(a)	2
1,210	Heartland Express, Inc.	22
2,628	Hertz Global Holdings, Inc.(a)	16
8,368	Knight-Swift Transportation Holdings, Inc.	274
1,031	Marten Transport Ltd.	21
48	P.A.M. Transportation Services, Inc.(a)	1
86	Roadrunner Transportation Systems, Inc.(a)	–
670	Saia, Inc.(a)	49
194	Universal Truckload Services, Inc.	3
558	US Xpress Enterprise, Inc., Class - A(a)	2
1,174	Werner Enterprises, Inc.	43
843	YRC Worldwide, Inc.(a)	1
		470

	Semiconductors & Semiconductor Equipment — 4.13%
671	Adesto Technologies Corp.(a)	8
983	Advanced Energy Industries, Inc.(a)	48
502	Alpha & Omega Semiconductor Ltd.(a)	3
816	Ambarella, Inc.(a)	40
2,526	Amkor Technology, Inc.(a)	20
827	Axcelis Technologies, Inc.(a)	15
1,088	AXT, Inc.(a)	3
1,847	Brooks Automation, Inc.	56
746	Cabot Microelectronics Corp.	85
566	CEVA, Inc.(a)	14
1,509	Cirrus Logic, Inc.(a)	99
1,078	Cohu, Inc.	13
8,994	Cree, Inc.(a)	318
1,063	Diodes, Inc.(a)	43
606	DSP Group, Inc.(a)	8
1,981	FormFactor, Inc.(a)	40
370	GSI Technology, Inc.(a)	3
571	Ichor Holdings Ltd.(a)	11
431	Impinj, Inc.(a)	7
1,169	Inphi Corp.(a)	93
3,240	Lattice Semiconductor Corp.(a)	58
16,022	MA-COM Technology Solutions Holdings, Inc.(a)	303
9,348	Marvell Technology Group Ltd.	212
1,693	MaxLinear, Inc., Class - A(a)	20
1,239	MKS Instruments, Inc.	101
4,035	Monolithic Power Systems, Inc.	675
972	Neophotonics Corp.(a)	7
124	NVE Corp.	6
1,242	Onto Innovation, Inc.(a)	37
713	PDF Solutions, Inc.(a)	8
1,653	Photronics, Inc.(a)	17
728	Power Integrations, Inc.	64

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
3,947	Qorvo, Inc.(a)	$317
2,868	Rambus, Inc.(a)	32
9,889	Semtech Corp.(a)	371
2,640	Silicon Laboratories, Inc.(a)	226
114	SiTime Corp.(a)	2
351	SMART Global Holdings, Inc.(a)	9
1,887	SunPower Corp.(a)	10
877	Synaptics, Inc.(a)	51
4,870	Ultra Clean Holdings, Inc.(a)	68
2,311	Universal Display Corp.	305
1,213	Veeco Instruments, Inc.(a)	12
1,242	Xperi Corp.	17
		3,855

	Software — 3.51%
7,977	2U, Inc.(a)	169
2,497	8x8, Inc.(a)	35
1,410	A10 Networks, Inc.(a)	9
2,987	ACI Worldwide, Inc.(a)	72
524	Agilysys, Inc.(a)	9
944	Alarm.com Holding, Inc.(a)	37
1,029	Altair Engineering, Inc., Class - A(a)	27
763	American Software, Inc., Class - A	11
407	AppFolio, Inc., Class - A(a)	45
876	Appian Corp.^(a)	35
2,497	Avaya Holdings Corp.(a)	20
21,948	Benefitfocus, Inc.(a)	196
1,267	Blackbaud, Inc.	70
1,111	Blackline, Inc.(a)	58
1,133	Bottomline Technologies, Inc.(a)	42
3,755	Box, Inc., Class - A(a)	53
664	ChannelAdvisor Corp.(a)	5
6,292	Cloudera, Inc.(a)	50
1,054	CommVault Systems, Inc.(a)	43
1,471	Cornerstone OnDemand, Inc.(a)	47
317	Digimarc Corp.(a)	4
2,099	Digital Turbine, Inc.(a)	9
435	Domo, Inc., Class - B(a)	4
594	Ebix, Inc.	9
511	eGain Corp.(a)	4
1,241	Envestnet, Inc.(a)	67
862	Everbridge, Inc.(a)	92
1,551	Five9, Inc.(a)	119
1,123	Forescout Technologies, Inc.(a)	35
998	GTY Technology Holdings, Inc.(a)	5
1,238	Ideanomics, Inc.(a)	2
165	Intelligent Systems Corp.(a)	6
1,201	J2 Global, Inc.	90
1,601	LivePerson, Inc.(a)	36
252	Majesco(a)	1
4,057	Medallia, Inc.(a)	81
207	MicroStrategy, Inc., Class - A(a)	24
924	Mitek Systems, Inc.(a)	7
2,691	MobileIron, Inc.(a)	10
5,592	Model N, Inc.(a)	124
18,220	Nuance Communications, Inc.(a)	305
823	Onespan, Inc.(a)	15
730	Phunware, Inc.(a)	–
338	Ping Identity Holding Corp.(a)	7
1,150	Progress Software Corp.	37
849	PROS Holdings, Inc.(a)	26
1,139	Q2 Holdings, Inc.(a)	67
310	QAD, Inc., Class - A	12

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
871	Qualys, Inc.(a)	$76
1,287	Rapid7, Inc.(a)	56
486	Rimini Street, Inc.(a)	2
2,206	Sailpoint Technologies Holding, Inc.(a)	34
210	Secureworks Corp.(a)	2
327	SharpSpring, Inc.(a)	2
202	ShotSpotter, Inc.(a)	6
222	Sprout Social, Inc., Class - A^(a)	4
896	SPS Commerce, Inc.(a)	42
5,067	SS&C Technologies Holdings, Inc.	222
2,249	SVMK, Inc.(a)	30
926	Synchronoss Technologies, Inc.(a)	3
1,209	Telaria, Inc.(a)	7
874	Telenav, Inc.(a)	4
977	Tenable Holdings, Inc.(a)	21
1,313	The Rubicon Project, Inc.(a)	7
42,746	TiVo Corp.	302
590	Upland Software, Inc.(a)	16
766	Varonis Systems, Inc.(a)	49
1,731	Verint Systems, Inc.(a)	74
1,512	VirnetX Holding Corp.(a)	8
939	Workiva, Inc.(a)	30
2,504	Yext, Inc.(a)	26
1,345	Zix Corp.(a)	6
2,334	Zuora, Inc., Class - A(a)	19
		3,279

	Specialty Retail — 0.75%
1,774	Aaron's, Inc.	40
1,677	Abercrombie & Fitch Co.	15
4,117	American Eagle Outfitters, Inc.	33
156	America's Car-Mart, Inc.(a)	9
504	Asbury Automotive Group, Inc.(a)	28
236	Ascena Retail Group, Inc.(a)	–
1,199	AT Home Group, Inc.(a)	2
1,127	Barnes & Noble Education, Inc.(a)	2
3,159	Bed Bath & Beyond, Inc.^	13
737	Boot Barn Holdings, Inc.(a)	10
1,023	Caleres, Inc.	5
829	Camping World Holdings, Inc., Class- A	5
2,995	Chico's FAS, Inc.	4
332	Citi Trends, Inc.	3
542	Conn's, Inc.(a)	2
1,613	Designer Brands, Inc., Class - A	8
1,702	Express, Inc.(a)	3
1,908	Floor & Decor Holdings, Inc., Class - A(a)	61
1,739	GameStop Corp., Class - A^(a)	6
378	Genesco, Inc.(a)	5
2,314	GNC Holdings, Inc., Class - A^(a)	1
456	Group 1 Automotive, Inc.	20
1,197	Guess?, Inc.	8
481	Haverty Furniture Companies, Inc.	6
472	Hibbett Sports, Inc.(a)	5
999	Hudson Ltd., Class - A(a)	5
392	J. Jill, Inc.(a)	–
585	Lithia Motors, Inc.	48
811	Lumber Liquidators Holdings, Inc.(a)	4
568	MarineMax, Inc.(a)	6
853	Monro, Inc.	37
755	Murphy USA, Inc.(a)	64
2,047	National Vision Holdings, Inc.(a)	40
14,258	Office Depot, Inc.	23
100	Onewater Marine, Inc.(a)	1
1,369	Party City Holdco, Inc.(a)	1

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
1,267	Rent-A-Center, Inc.	$18
431	Restoration Hardware Co.(a)	43
675	RTW RetailWinds, Inc.(a)	–
3,035	Sally Beauty Holdings, Inc.(a)	25
261	Shoe Carnival, Inc.^	5
1,370	Signet Jewelers Ltd.	9
738	Sleep Number Corp.(a)	14
613	Sonic Automotive, Inc., Class - A	8
1,082	Sportsman's Warehouse Holdings, Inc.(a)	7
1,420	Tailored Brands, Inc.^	2
767	The Buckle, Inc.	11
571	The Cato Corp.	6
403	The Children's Place, Inc.	8
397	The Container Store Group, Inc.(a)	1
2,261	The Michaels Companies, Inc.(a)	4
560	Tilly's, Inc., Class - A	2
66	Winmark Corp.	8
527	Zumiez, Inc.(a)	9
		703

	Technology Hardware, Storage & Peripherals — 0.06%
3,005	3D Systems Corp.(a)	24
165	Astronova, Inc.	1
749	Avid Technology, Inc.(a)	5
2,091	Diebold Nixdorf, Inc.(a)	7
784	Immersion Corp.(a)	4
454	Sonim Technologies, Inc.(a)	–
1,354	Stratasys Ltd.(a)	21
		62

	Textiles, Apparel & Luxury Goods — 0.30%
399	Centric Brands, Inc.(a)	–
1,809	Crocs, Inc.(a)	31
261	Culp, Inc.	2
728	Deckers Outdoor Corp.(a)	98
150	Delta Apparel, Inc.(a)	2
1,178	Fossil Group, Inc.(a)	4
1,143	G-III Apparel Group Ltd.(a)	9
1,153	Kontoor Brands, Inc.	22
396	Movado Group, Inc.	5
437	Oxford Industries, Inc.	16
167	Rocky Brands, Inc.	3
2,184	Steven Madden Ltd.	51
250	Superior Group of Companies, Inc.	2
373	Unifi, Inc.(a)	4
581	Vera Bradley, Inc.(a)	2
75	Vince Holding Corp.(a)	–
2,068	Wolverine World Wide, Inc.	31
		282

	Thrifts & Mortgage Finance — 0.75%
1,500	Axos Financial, Inc.(a)	27
94	Bank7 Corp.	1
355	Bankfinancial Corp.	3
625	Bridgewater Bancshares, Inc.(a)	6
3,416	Capitol Federal Financial, Inc.	40
1,331	Columbia Financial, Inc.(a)	19
799	Dime Community Bancshares, Inc.	11
274	ESSA Bancorp, Inc.	4
2,479	Essent Group Ltd.	65
228	Federal Agricultural Mortgage Corp., Class - C	13
79	First Capital, Inc.	5
986	First Defiance Financial Corp.	15

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
887	Flagstar Bancorp, Inc.	$18
97	FS Bancorp, Inc.	3
95	Greene County Bancorp, Inc.	2
35	Hingham Institution For Savings	5
211	Home Bancorp, Inc.	5
575	HomeStreet, Inc.	13
2,056	Kearny Financial Corp. of Maryland	18
515	Luther Burbank Corp.	5
195	Malvern Bancorp, Inc.(a)	2
228	Merchants Bancorp	3
1,206	Meridian Bancorp, Inc.	14
860	Meta Financial Group, Inc.	19
119	MMA Capital Holdings, Inc.(a)	3
2,037	Mr Cooper Group, Inc.(a)	15
1,703	NMI Holdings, Inc.(a)	20
1,112	Northfield Bancorp, Inc.	12
2,604	Northwest Bancshares, Inc.	30
1,442	OceanFirst Financial Corp.	23
3,384	Ocwen Financial Corp.(a)	2
298	OP Bancorp	2
447	PCSB Financial Corp.	6
209	PDL Community Bancorp(a)	2
672	PennyMac Financial Services, Inc.	15
268	Pioneer Bancorp, Inc.(a)	3
192	Provident Bancorp, Inc.(a)	2
142	Provident Financial Holdings	2
1,603	Provident Financial Services, Inc.	21
248	Prudential Bancorp, Inc.	4
5,248	Radian Group, Inc.	67
531	Riverview Bancorp, Inc.	3
199	Southern Missouri Bancorp, Inc.	5
552	Sterling Bancorp, Inc.	2
195	Territorial Bancorp, Inc.	5
186	Timberland Bancorp, Inc.	3
2,395	TrustCo Bankcorp NY	13
160	Velocity Financial, Inc.(a)	1
719	Walker & Dunlop, Inc.	29
2,009	Washington Federal, Inc.	51
639	Waterstone Financial, Inc.	9
603	Western New England Bancorp, Inc.	4
1,328	WSFS Financial Corp.	33
		703

	Tobacco — 0.07%
3,201	22nd Century Group, Inc.(a)	2
229	Pyxus International, Inc.(a)	1
212	Turning Point Brands, Inc.	4
638	Universal Corp.	29
2,886	Vector Group Ltd.	27
		63

	Trading Companies & Distributors — 1.12%
989	Applied Industrial Technologies, Inc.	45
8,550	Beacon Roofing Supply, Inc.(a)	142
225	Bluelinx Holdings, Inc.(a)	1
12,286	BMC Stock Holdings, Inc.(a)	217
413	CAI International, Inc.(a)	6
2,908	DXP Enterprises, Inc.(a)	36
113	EVI Industries, Inc.(a)	2
518	Foundation Building Materials, Inc.(a)	5
906	GATX Corp.	57
307	General Finance Corp.(a)	2
1,020	GMS, Inc.(a)	16
828	H&E Equipment Services, Inc.	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
633	Herc Holdings, Inc.(a)	$13
718	Kaman Corp.	28
109	Lawson Products, Inc.(a)	3
9,972	MRC Global, Inc.(a)	43
2,842	NOW, Inc.(a)	15
121	Rush Enterprises, Inc.	4
705	Rush Enterprises, Inc., Class - A	23
1,051	SiteOne Landscape Supply, Inc.(a)	77
318	Systemax, Inc.	6
1,350	Textainer Group Holdings Ltd.(a)	11
476	Titan Machinery, Inc.(a)	4
165	Transcat, Inc.(a)	4
1,414	Triton International Ltd.	37
324	Veritiv Corp.(a)	3
1,502	Watsco, Inc.	236
84	Willis Lease Finance Corp.(a)	2
		1,050

	Water Utilities — 0.27%
954	American States Water Co.	78
201	Artesian Resources Corp.	8
347	Cadiz, Inc.(a)	4
1,240	California Water Service Group	62
411	Consolidated Water Co. Ltd.	7
361	Global Water Resources, Inc.	4
423	Middlesex Water Co.	25
428	Pure Cycle Corp.(a)	5
681	SJW Corp.	39
334	The York Water Co.	15
		247

	Wireless Telecommunication Services — 0.13%
1,092	Boingo Wireless, Inc.(a)	12
19,780	Gogo, Inc.^(a)	42
1,240	Shenandoah Telecommunications Co.	60
437	Spok Holdings, Inc.	5
		119

	Total Common Stocks	62,572

	Contingent Rights — 0.09%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR(a)	–

	Chemicals — 0.00%
755	Schulman, Inc. CVR(a)	–

	Metals & Mining — 0.09%
247,963	Pan American Silver Corp. CVR(a)	84

	Total Contingent Rights	84

Principal Amount (000)
	U.S. Treasury Obligations — 0.05%
$32	U.S. Treasury Bill, 0.12%, 6/18/20(b)(c)	32
15	U.S. Treasury Bill, 0.14%, 12/31/20(b)(c)	15
	Total U.S. Treasury Obligations	47

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies — 28.24%
742,842	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(d)	$743
25,637,381	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(d)	25,637
	Total Investment Companies	26,380

	Total Investments (cost $101,387) — 95.35%	89,083
	Other assets in excess of liabilities — 4.65%	4,343

	Net Assets - 100.00%	$93,426

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $503 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents non-income producing security.
(b)	The rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(d)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	26.77%	40.20%	-	-	66.97%
Contingent Rights	0.09%	-	-	-	0.09%
U.S. Treasury Obligations	-	0.05%	-	-	0.05%
Investment Companies	0.34%	0.65%	22.87%	4.38%	28.24%
Other Assets (Liabilities)	0.84%	-0.41%	4.22%	0.00%	4.65%
Total Net Assets	28.04%	40.49%	27.09%	4.38%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	512	6/19/20	$29,379	$(1,073)
			$29,379	$(1,073)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(1,073)
	Total Net Unrealized Appreciation/(Depreciation)			$(1,073)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.77%
	Equity Real Estate Investment Trusts — 80.95%
19,512	Agree Realty Corp.	$1,208
22,193	Alexandria Real Estate Equities, Inc.	3,042
65,402	American Homes 4 Rent, Class - A	1,517
11,802	American Tower Corp.	2,570
55,745	Americold Realty Trust	1,898
26,566	Boston Properties, Inc.	2,450
97,178	Brixmor Property Group, Inc.	923
19,906	Camden Property Trust	1,577
23,979	Community Healthcare Trust, Inc.	918
26,130	Corporate Office Properties Trust	578
17,425	Crown Castle International Corp.	2,516
19,562	Digital Realty Trust, Inc.	2,717
51,811	Douglas Emmett, Inc.	1,581
6,968	Equinix, Inc.	4,352
30,276	Equity Lifestyle Properties, Inc.	1,740
7,924	Essex Property Trust, Inc.	1,745
13,144	Extra Space Storage, Inc.	1,259
108,104	Healthpeak Properties, Inc.	2,578
10,325	Host Hotels & Resorts, Inc.	114
77,700	Independence Realty Trust, Inc.	695
19,640	Kilroy Realty Corp.	1,251
14,393	Life Storage, Inc.	1,361
69,610	Medical Properties Trust, Inc.	1,204
26,250	NexPoint Residential Trust, Inc.	662
66,120	Prologis, Inc.	5,315
4,360	Public Storage	866
54,917	Rexford Industrial Realty, Inc.	2,252
1,026	Simon Property Group, Inc.	56
34,222	Store Capital Corp.	620
14,434	Sun Communities, Inc.	1,802
49,215	UDR, Inc.	1,798
90,842	VICI Properties, Inc.	1,512
16,489	Vornado Realty Trust	597
		55,274

	Hotels, Restaurants & Leisure — 2.04%
4,317	Hilton Worldwide Holdings, Inc.	295
6,006	Hyatt Hotels Corp., Class - A	288
5,488	Vail Resorts, Inc.	810
		1,393

	Real Estate Management & Development — 0.78%
19,283	Essential Properties Realty Trust, Inc.	252
20,945	Kennedy-Wilson Holdings, Inc.	281
		533

	Total Common Stocks	57,200

	Investment Companies — 14.01%
1,017,678	DWS Government & Agency Securities Portfolio, Government Cash Institutional Shares, 0.31%(a)	1,018
8,549,777	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(a)	8,549
	Total Investment Companies	9,567

	Total Investments (cost $60,870) — 97.78%	$66,767
	Other assets in excess of liabilities — 2.22%	1,515

	Net Assets - 100.00%	$68,282

(a)	The rate disclosed is the rate in effect on March 31, 2020.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	Total
Common Stocks	-	83.77%	83.77%
Investment Companies	12.52%	1.49%	14.01%
Other Assets (Liabilities)	2.10%	0.12%	2.22%
Total Net Assets	14.62%	85.38%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	360	6/19/20	$9,886	$446
			$9,886	$446

	Total Unrealized Appreciation			$446
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$446

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stock — 0.58%
	Canada — 0.58%
42,247	Uranium Participation Corp. (Capital Markets)(a)(b)	$117

	Total Common Stock	117

Principal Amount (000)
	U.S. Treasury Obligation — 2.99%
$600	U.S. Treasury Bill, 0.08%, 4/9/20(b)(c)(d)	600

	Total U.S. Treasury Obligation	600
Shares
	Exchange-Traded Fund — 0.51%
695	SPDR Gold Shares(b)	103

	Total Exchange-Traded Fund	103

	Investment Companies — 49.33%
93,577	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(e)	94
9,804,443	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(e)	9,804

	Total Investment Companies	9,898

	Purchased Options on Futures — 0.01%
	Total Purchased Options on Futures	1
Principal Amount (000)
	Repurchase Agreements — 18.44%
$1,000	Bank of America Corp., 0.01%, 4/1/20(Purchased on 3/31/20, proceeds at maturity $1,000,000 collateralized by U.S. Treasury Note, 2.00%, 1/15/21, fair value $1,020,117)	1,000
900	BNP Paribas, 0.01%, 4/1/20(Purchased on 3/31/20, proceeds at maturity $900,000 collateralized by U.S. Treasury Obligations, 0.00% - 8.75%, 4/16/20-5/15/45, fair value $918,000)	900
900	Deutsche Bank Securities, Inc., 0.01%, 4/1/20(Purchased on 3/31/20, proceeds at maturity $900,000 collateralized by U.S. Treasury Note, 1.13%, 2/28/22, fair value $918,045)	900
900	NatWest Markets PLC, 0.01%, 4/1/20(Purchased on 3/31/20, proceeds at maturity $900,000 collateralized by U.S. Treasury Bond, 4.25%, 5/15/39, fair value $918,082)	900

	Total Repurchase Agreements	3,700

	Total Investments (cost $14,427) — 71.86%	14,419
	Other assets in excess of liabilities — 28.14%	5,646

	Net Assets - 100.00%	$20,065

Portfolio of Investments is presented on a consolidated basis.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents non-income producing security.
(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio.
(c)	The rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(e)	The rate disclosed is the rate in effect on March 31, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Commodity Returns Strategy Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	Total
Common Stock	-	0.58%	0.58%
U.S. Treasury Obligation	-	2.99%	2.99%
Exchange-Traded Fund	-	0.51%	0.51%
Investment Companies	49.33%	-	49.33%
Purchased Options on Futures	-	0.01%	0.01%
Repurchase Agreements	-	18.44%	18.44%
Other Assets	27.93%	0.21%	28.14%
Total Net Assets	77.26%	22.74%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2020 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	5	7/31/20	$171	$—
Brent Crude Future (a)	5	10/30/20	185	5
Cattle Feeder Future (a)	1	4/30/20	61	(3)
Cocoa Future (a)	1	7/16/20	23	—
Coffee 'C' Future (a)	1	7/21/20	45	1
Copper Future (a)	1	5/27/20	56	(9)
Corn Future (a)	3	12/14/20	54	(7)
Cotton No.2 Future (a)	2	5/6/20	51	(17)
Electrolytic Copper Future (a)	3	6/15/20	371	(54)
E-Mini S&P 500 Future	124	6/19/20	15,932	1,090
E-Mini Silver Future (a)	1	4/28/20	35	(9)
Gas Oil Future (a)	2	7/10/20	62	(14)
Gas Oil Future (a)	1	12/10/20	34	—
Gasoline RBOB Future (a)	1	8/31/20	34	(15)
Gasoline RBOB Future (a)	1	11/30/20	33	—
Gasoline RBOB Future (a)	1	5/28/21	42	1
Gold 100 Oz Future (a)	7	8/27/20	1,119	(42)
Hard Red Winter Wheat Future (a)	8	7/14/20	200	6
Lean Hogs Future (a)	3	6/12/20	72	(23)
Live Cattle Future (a)	6	6/30/20	221	(46)
LME Lead Future (a)	2	6/15/20	87	(4)
Natural Gas Future (a)	5	8/27/20	100	—
NY Harbor ULSD Future (a)	1	8/31/20	47	(8)
NY Harbor ULSD Future (a)	1	11/30/20	49	—
NYMEX WTI Crude Future (a)	5	8/20/20	156	15
NYMEX WTI Crude Future (a)	6	9/22/20	192	10
NYMEX WTI Crude Future (a)	2	11/20/20	67	—
Primary Aluminum Future (a)	7	6/15/20	266	(33)
Primary Nickel Future (a)	2	6/15/20	138	(15)
Silver Future (a)	1	5/27/20	71	(15)
Soybean Future (a)	3	5/14/20	133	(2)
Soybean Meal Future (a)	4	5/14/20	129	8
Sugar #11 (World) Future (a)	3	6/30/20	35	(3)
Sugar #11 (World) Future (a)	3	9/30/20	36	—
Wheat (CBT) Future (a)	2	7/14/20	56	—
Zinc Future (a)	2	6/15/20	95	(6)
			$20,458	$811

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Gold 100 Oz Future (a)	1	6/26/20	$160	$—
NYMEX WTI Crude Future (a)	1	5/20/21	36	(1)
Primary Aluminum Future (a)	1	12/14/20	39	8
Soybean Future (a)	1	7/14/20	44	—
Soybean Meal Future (a)	1	7/14/20	32	—
Wheat (CBT) Future (a)	1	12/14/20	29	(1)
Zinc Future (a)	1	12/14/20	48	11
			$388	$17

	Total Unrealized Appreciation			$1,155
	Total Unrealized Depreciation			(327)
	Total Net Unrealized Appreciation/(Depreciation)			$828

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contracts purchased as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
HG Copper Future Option(a)	Call	1	$—	$230.00	4/27/2020	$1
						$1

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2020 (Unaudited)

Total Return Swap Agreements

Pay/Receive(b)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.10%	S&P GSCI Grains Index(a)	Goldman Sachs International	5/29/20	Monthly	$76	$(8)	$—	$(8)
							$(8)	$—	$(8)

Commodity Forward Swap Agreements

Pay/Receive(b)	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Silver(a)	Goldman Sachs International	5/29/20	$17.14	$37	$(6)	$—	$(6)
						$(6)	$—	$(6)

				Total swap agreements at value (assets)				$—
				Total swap agreements at value (liabilities)				(14)
				Net swap agreements at value				$(14)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio.
(b)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.10%
	Australia — 1.66%
1,544	AGL Energy Ltd. (Multi-Utilities)	$16
6,429	Alumina Ltd. (Metals & Mining)	6
8,990	AMP Ltd. (Diversified Financial Services)(a)	7
2,941	APA Group (Gas Utilities)	19
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	19
485	ASX Ltd. (Capital Markets)	23
5,652	Aurizon Holdings Ltd. (Road & Rail)	15
3,765	AusNet Services (Electric Utilities)	4
7,214	Australia & New Zealand Banking Group Ltd. (Banks)	76
1,760	Bendigo & Adelaide Bank Ltd. (Banks)	7
7,506	BHP Billiton Ltd. (Metals & Mining)	135
5,377	BHP Group PLC (Metals & Mining)	83
1,410	BlueScope Steel Ltd. (Metals & Mining)	7
4,233	Boral Ltd. (Construction Materials)	5
3,941	Brambles Ltd. (Commercial Services & Supplies)	25
693	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	9
1,986	Challenger Ltd. (Diversified Financial Services)	5
351	CIMIC Group Ltd. (Construction & Engineering)	5
1,358	Coca-Cola Amatil Ltd. (Beverages)	7
138	Cochlear Ltd. (Health Care Equipment & Supplies)	16
2,875	Coles Group Ltd. (Food & Staples Retailing)	27
4,511	Commonwealth Bank of Australia (Banks)	169
1,360	Computershare Ltd. (IT Services)	8
1,344	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	6
1,157	CSL Ltd. (Biotechnology)	210
2,615	Dexus (Equity Real Estate Investment Trusts)	14
201	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	1
3,518	Fortescue Metals Group Ltd. (Metals & Mining)	22
4,174	Goodman Group (Equity Real Estate Investment Trusts)	32
5,576	GPT Group (Equity Real Estate Investment Trusts)	12
1,917	Harvey Norman Holdings Ltd. (Multiline Retail)	4
3,251	Incitec Pivot Ltd. (Chemicals)	4
5,779	Insurance Australia Group Ltd. (Insurance)	22
1,593	LendLease Group (Real Estate Management & Development)	10
856	Macquarie Group Ltd. (Capital Markets)	46
357	Magellan Financial Group Ltd. (Capital Markets)	9
7,667	Medibank Private Ltd. (Insurance)	13
11,309	Mirvac Group (Equity Real Estate Investment Trusts)	14
7,337	National Australia Bank Ltd. (Banks)	75
1,950	Newcrest Mining Ltd. (Metals & Mining)	27
927	Orica Ltd. (Chemicals)	9

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
4,121	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	$11
2,446	Qantas Airways Ltd. (Airlines)	5
3,142	QBE Insurance Group Ltd. (Insurance)	16
381	Ramsay Health Care Ltd. (Health Care Providers & Services)	13
112	REA Group Ltd. (Interactive Media & Services)	5
944	Rio Tinto Ltd. (Metals & Mining)	49
4,289	Santos Ltd. (Oil, Gas & Consumable Fuels)	9
12,339	Scentre Group (Equity Real Estate Investment Trusts)	12
923	Seek Ltd. (Professional Services)	8
1,080	Sonic Healthcare Ltd. (Health Care Providers & Services)	17
11,701	South32 Ltd. (Metals & Mining)	13
6,813	Stockland (Equity Real Estate Investment Trusts)	10
3,021	Suncorp Group Ltd. (Insurance)	17
3,416	Sydney Airport (Transportation Infrastructure)	12
5,667	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	9
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	20
6,949	Transurban Group (Transportation Infrastructure)	52
38,183	Treasury Wine Estates Ltd. (Beverages)	236
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)	6
433	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	4
2,884	Wesfarmers Ltd. (Food & Staples Retailing)	61
9,086	Westpac Banking Corp. (Banks)	93
480	Wisetech Global Ltd. (Software)	5
2,388	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	27
3,209	Woolworths Group Ltd. (Food & Staples Retailing)	70
1,164	Worley Ltd. (Energy Equipment & Services)	4
		2,007

	Austria — 0.04%
153	ANDRITZ AG (Machinery)(a)	5
747	Erste Group Bank AG (Banks)	13
444	OMV AG (Oil, Gas & Consumable Fuels)	12
389	Raiffeisen Bank International AG (Banks)(b)	6
147	Verbund AG (Electric Utilities)	5
246	Voestalpine AG (Metals & Mining)	5
		46

	Belgium — 0.53%
444	Ageas (Insurance)	18
11,312	Anheuser-Busch InBev N.V. (Beverages)	501
134	Colruyt SA (Food & Staples Retailing)	7
204	Groupe Bruxelles Lambert SA (Diversified Financial Services)	16
634	KBC Groep N.V. (Banks)	29
370	Proximus SADP (Diversified Telecommunication Services)	8
183	Solvay SA (Chemicals)	13

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
170	Telenet Group Holding N.V. (Media)	$5
321	UCB SA (Pharmaceuticals)	27
491	Umicore SA (Chemicals)(b)	17
		641

	Bermuda — 0.13%
1,034	Arch Capital Group Ltd. (Insurance)(a)	29
409	Bunge Ltd. (Food Products)	17
972	IHS Markit Ltd. (Professional Services)	58
1,149	Invesco Ltd. (Capital Markets)	10
1,616	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	37
2,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	4
		155

	Canada — 2.30%
600	Agnico-Eagle Mines Ltd. (Metals & Mining)	24
400	Air Canada (Airlines)(a)	4
1,217	Algonquin Power & Utilities Corp. (Multi-Utilities)	15
2,200	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	52
800	AltaGas Ltd. (Gas Utilities)	7
200	Atco Ltd. (Multi-Utilities)	6
2,500	Aurora Cannabis, Inc. (Pharmaceuticals)(a)	2
1,600	Bank of Montreal (Banks)	81
4,500	Barrick Gold Corp. (Metals & Mining)	83
400	BCE, Inc. (Diversified Telecommunication Services)	16
1,100	Blackberry Ltd. (Software)(a)	5
7,700	Bombardier, Inc. (Aerospace & Defense)(a)(b)	2
2,300	Brookfield Asset Management, Inc. (Capital Markets)	102
800	CAE, Inc. (Aerospace & Defense)	11
900	Cameco Corp. (Oil, Gas & Consumable Fuels)	7
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	6
1,100	Canadian Imperial Bank of Commerce (Banks)	64
1,800	Canadian National Railway Co. (Road & Rail)	141
300	Canadian Pacific Railway Ltd. (Road & Rail)	66
100	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	6
400	Canadian Utilities Ltd., Class - A (Multi-Utilities)	10
600	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	9
300	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	9
3,200	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	6
600	CGI, Inc. (IT Services)(a)	32
600	CI Financial Corp. (Capital Markets)	6
700	Cronos Group, Inc. (Pharmaceuticals)(a)	4
700	Dollarama, Inc. (Multiline Retail)	19

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
600	Emera, Inc. (Electric Utilities)	$24
400	Empire Co. Ltd. (Food & Staples Retailing)	8
5,200	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	152
400	First Capital Real Estate Investment Trust (Real Estate Management & Development)	4
1,900	First Quantum Minerals Ltd. (Metals & Mining)	10
1,100	Fortis, Inc. (Electric Utilities)	42
500	Franco-Nevada Corp. (Metals & Mining)	50
600	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	8
800	Great-West Lifeco, Inc. (Insurance)	14
1,300	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	3
800	Hydro One Ltd. (Electric Utilities)(b)	14
300	iA Financial Corp., Inc. (Insurance)	9
300	IGM Financial, Inc. (Capital Markets)	5
800	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	9
400	Intact Financial Corp. (Insurance)(b)	35
1,200	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	7
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	6
3,500	Kinross Gold Corp. (Metals & Mining)(a)	14
700	Kirkland Lake Gold Ltd. (Metals & Mining)	21
500	Loblaw Companies Ltd. (Food & Staples Retailing)	26
282	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	53
1,400	Lundin Mining Corp. (Metals & Mining)(b)	5
700	Magna International, Inc. (Auto Components)	22
5,000	Manulife Financial Corp. (Insurance)	63
200	Methanex Corp. (Chemicals)	2
600	Metro, Inc. (Food & Staples Retailing)	24
800	National Bank of Canada (Banks)	31
1,500	Nutrien Ltd. (Chemicals)	52
200	Onex Corp. (Diversified Financial Services)	7
700	Open Text Corp. (Software)(b)	24
900	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2
300	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels)(b)	5
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	26
1,450	Power Corp. of Canada (Insurance)	23
800	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)(b)	4
500	Quebecor, Inc. (Media)	11
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	28
900	Rogers Communications, Inc. (Wireless Telecommunication Services)	38
3,700	Royal Bank of Canada (Banks)	229
1,200	Shaw Communications, Inc., Class - B (Media)	20
300	Shopify, Inc. (IT Services)(a)	126
1,500	Sun Life Financial, Inc. (Insurance)	48
3,900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	63

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
2,400	TC Energy Corp. (Oil, Gas & Consumable Fuels)	$108
1,400	Teck Cominco Ltd., Class - B (Metals & Mining)	11
1,000	TELUS Corp. (Diversified Telecommunication Services)	16
3,100	The Bank of Nova Scotia (Banks)	127
500	The Stars Group, Inc. (Hotels, Restaurants & Leisure)(a)	10
4,600	The Toronto-Dominion Bank (Banks)	196
500	Thomson Reuters Corp. (Professional Services)	34
700	Waste Connections, Inc. (Commercial Services & Supplies)	54
200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	4
200	Weston (George) Ltd. (Food & Staples Retailing)	14
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	30
300	WSP Global, Inc. (Construction & Engineering)	17
		2,783

	Denmark — 1.06%
11	A.P. Moller - Maersk A/S, Class - A (Marine)	9
17	A.P. Moller - Maersk A/S, Class - B (Marine)	15
271	Carlsberg A/S, Class - B (Beverages)	31
263	Christian Hansen Holding A/S (Chemicals)(b)	19
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	44
292	Demant A/S (Health Care Equipment & Supplies)(a)	6
538	DSV Panalpina A/S (Road & Rail)	49
165	Genmab A/S (Biotechnology)(a)(b)	33
144	H. Lundbeck A/S (Pharmaceuticals)	4
329	ISS A/S (Commercial Services & Supplies)	5
4,511	Novo Nordisk A/S, Class - B (Pharmaceuticals)	270
541	Novozymes A/S, B Shares (Chemicals)	25
7,329	Orsted A/S (Electric Utilities)(b)	717
275	Pandora A/S (Textiles, Apparel & Luxury Goods)(b)	9
374	Tryg A/S (Insurance)	9
480	Vestas Wind Systems A/S (Electrical Equipment)	39
		1,284

	Finland — 0.62%
360	Elisa Oyj (Diversified Telecommunication Services)	22
1,122	Fortum Oyj (Electric Utilities)	16
864	Kone Oyj, Class - B (Machinery)	49
222	Metso Oyj (Machinery)	5
13,789	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	459
14,334	Nokia Oyj (Communications Equipment)	44
268	Nokian Renkaat Oyj (Auto Components)	6
8,236	Nordea Bank Abp (Banks)(a)	46
243	Orion Oyj, Class - B (Pharmaceuticals)(a)	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
1,125	Sampo Oyj, Class - A (Insurance)	$32
1,660	Stora Enso Oyj, R Shares (Paper & Forest Products)(a)	17
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	37
1,231	Wartsila Oyj Abp, Class - B (Machinery)	9
		752

	France — 2.41%
434	Accor SA (Hotels, Restaurants & Leisure)(b)	12
91	Aeroports de Paris (Transportation Infrastructure)	9
1,206	Air Liquide SA (Chemicals)	154
476	Alstom SA (Machinery)(b)	20
152	Amundi SA (Capital Markets)(b)	8
193	Arkema SA (Chemicals)	13
245	Atos SE (IT Services)	16
4,921	AXA SA (Insurance)	83
104	BioMerieux (Health Care Equipment & Supplies)	12
2,864	BNP Paribas (Banks)	83
566	Bouygues SA (Construction & Engineering)	16
727	Bureau Veritas SA (Professional Services)(b)	14
403	Capgemini SE (IT Services)	34
1,534	Carrefour SA (Food & Staples Retailing)	25
113	Casino Guichard-Perrachon SA (Food & Staples Retailing)	4
620	CNP Assurances (Insurance)	6
1,248	Compagnie de Saint-Gobain (Building Products)	30
434	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	38
106	Covivio (Equity Real Estate Investment Trusts)	6
2,922	Credit Agricole SA (Banks)	21
1,572	Danone SA (Food Products)	101
334	Dassault Systemes SE (Software)	49
616	Edenred (Commercial Services & Supplies)	26
195	Eiffage SA (Construction & Engineering)(b)	14
1,878	Electricite de France SA (Electric Utilities)	15
4,644	ENGIE (Multi-Utilities)	47
723	EssilorLuxottica SA (Health Care Equipment & Supplies)	76
78	Eurazeo SE (Diversified Financial Services)	3
28	Eurofins Scientific SE (Life Sciences Tools & Services)(b)	14
344	Eutelsat Communications (Media)(b)	4
161	Faurecia (Auto Components)	5
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	15
1,089	Getlink SE (Transportation Infrastructure)	13
81	Hermes International (Textiles, Apparel & Luxury Goods)	55
64	Icade (Equity Real Estate Investment Trusts)	5
49	Iliad SA (Diversified Telecommunication Services)(b)	7
150	Ingenico Group SA (Electronic Equipment, Instruments & Components)	16
78	Ipsen SA (Pharmaceuticals)	4
269	JCDecaux SA (Media)(b)	5

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
193	Kering SA (Textiles, Apparel & Luxury Goods)	$101
458	Klepierre (Equity Real Estate Investment Trusts)	9
678	Legrand SA (Electrical Equipment)	43
640	L'Oreal SA (Personal Products)	166
709	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	259
2,371	Natixism SA (Capital Markets)	8
5,075	Orange SA (Diversified Telecommunication Services)(b)	61
541	Pernod Ricard SA (Beverages)	77
1,488	Peugeot SA (Automobiles)	20
513	Publicis Groupe (Media)	14
49	Remy Cointreau SA (Beverages)	5
440	Renault SA (Automobiles)(b)	8
833	Safran SA (Aerospace & Defense)	74
2,875	Sanofi-Aventis (Pharmaceuticals)	248
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)(a)	14
1,408	Schneider Electric SA (Electrical Equipment)(b)	119
360	SCOR SE (Insurance)	8
50	SEB SA (Household Durables)	6
2,059	Societe Generale (Banks)	34
224	Sodexo SA (Hotels, Restaurants & Leisure)	15
1,055	Suez Environnement Co. (Multi-Utilities)	11
149	Teleperformance (Professional Services)	31
270	Thales SA (Aerospace & Defense)	22
6,117	Total SA (Oil, Gas & Consumable Fuels)	229
225	UbiSoft Entertainment SA (Entertainment)(a)	16
346	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	20
685	Valeo SA (Auto Components)	11
1,367	Veolia Environnement (Multi-Utilities)	29
1,310	Vinci SA (Construction & Engineering)	107
2,106	Vivendi SA (Entertainment)	45
71	Wendel SA (Diversified Financial Services)	6
323	Worldline SA (IT Services)(a)(b)	19
		2,913

	Germany — 2.41%
459	adidas AG (Textiles, Apparel & Luxury Goods)	102
1,063	Allianz SE (Insurance)	180
3,030	Aroundtown SA (Real Estate Management & Development)(b)	15
2,339	BASF SE (Chemicals)	109
2,503	Bayer AG (Pharmaceuticals)	143
842	Bayerische Motoren Werke AG (Automobiles)	43
255	Beiersdorf AG (Personal Products)	26
443	Brenntag AG (Trading Companies & Distributors)	16
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)(a)	9
2,817	Commerzbank AG (Banks)	10
279	Continental AG (Auto Components)	20
494	Covestro AG (Chemicals)(b)	15
2,315	Daimler AG, Registered Shares (Automobiles)	69

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
287	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	$21
4,983	Deutsche Bank AG (Capital Markets)	32
484	Deutsche Boerse AG (Capital Markets)	66
512	Deutsche Lufthansa AG, Registered Shares (Airlines)	5
28,441	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	763
8,489	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	110
914	Deutsche Wohnen AG (Real Estate Management & Development)	35
5,711	E.ON AG (Multi-Utilities)	58
515	Evonik Industries AG (Chemicals)	11
82	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	3
541	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	35
1,062	Fresenius SE & Co. KGAA (Health Care Providers & Services)	40
419	GEA Group AG (Machinery)	9
153	Hannover Rueckversicherung AG (Insurance)	22
370	HeidelbergCement AG (Construction Materials)	16
263	Henkel AG & Co. KGAA (Household Products)	19
48	Hochtief AG (Construction & Engineering)(b)	3
3,180	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	46
176	KION Group AG (Machinery)(b)	8
149	Knorr-Bremse AG (Machinery)	12
229	Lanxess AG (Chemicals)	9
328	Merck KGAA (Pharmaceuticals)	33
650	Metro AG (Food & Staples Retailing)	6
130	MTU Aero Engines AG (Aerospace & Defense)	19
367	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	74
205	Puma SE (Textiles, Apparel & Luxury Goods)	12
1,484	RWE AG (Multi-Utilities)	39
2,506	SAP SE (Software)	280
89	Sartorius AG (Health Care Equipment & Supplies)(a)	21
1,949	Siemens AG (Industrial Conglomerates)	163
379	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	15
326	Symrise AG (Chemicals)(b)	30
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	8
1,108	thyssenkrupp AG (Metals & Mining)(a)	6
1,218	TUI AG (Hotels, Restaurants & Leisure)	5
497	Uniper SE (Independent Power and Renewable Electricity Producers)	12
1,311	Vonovia SE (Real Estate Management & Development)	65
298	Wirecard AG (IT Services)	34

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
344	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	$13
		2,915

	Hong Kong — 1.22%
83,688	AIA Group Ltd. (Insurance)	749
900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	8
9,500	BOC Hong Kong (Holdings) Ltd. (Banks)	26
3,300	Budweiser Brewing Co. Apac Ltd. (Beverages)(a)(b)	8
6,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	35
7,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	47
2,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	11
4,000	CLP Holdings Ltd. (Electric Utilities)	36
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	27
6,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	12
1,900	Hang Seng Bank Ltd. (Banks)	32
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	15
6,500	HK Electric Investments Ltd. (Electric Utilities)	6
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	14
26,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	43
3,100	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	93
1,500	Kerry Properties Ltd. (Real Estate Management & Development)	4
490	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	6
4,000	MTR Corp. Ltd. (Road & Rail)	21
16,000	New World Development Co. Ltd. (Real Estate Management & Development)	17
3,000	NWS Holdings Ltd. (Industrial Conglomerates)	3
9,000	PCCW Ltd. (Diversified Telecommunication Services)(b)	5
3,500	Power Assets Holdings Ltd. (Electric Utilities)	21
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	22
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	10
4,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	53
1,500	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	10
3,000	Swire Properties Ltd. (Real Estate Management & Development)	8
3,500	Techtronic Industries Co. Ltd. (Household Durables)	22
2,826	The Bank of East Asia Ltd. (Banks)	6
5,300	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	45

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
2,000	Vitasoy International Holdings Ltd. (Food Products)	$6
24,000	WH Group Ltd. (Food Products)(b)	22
3,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	12
2,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	14
3,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	5
		1,474

	India — 0.38%
11,997	HDFC Bank Ltd., ADR (Banks)	461

	Ireland (Republic of) — 0.59%
2,940	AIB Group PLC (Banks)	3
234	Allegion PLC (Building Products)	21
2,617	Bank of Ireland Group PLC (Banks)	5
2,010	CRH PLC (Construction Materials)(b)	54
235	DCC PLC (Industrial Conglomerates)(b)	15
1,055	Eaton Corp. PLC (Electrical Equipment)	82
2,311	Experian PLC (Professional Services)	64
188	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	17
1,037	James Hardie Industries PLC (Construction Materials)	12
403	Kerry Group PLC (Food Products)	47
384	Kingspan Group PLC (Building Products)	21
3,419	Medtronic PLC (Health Care Equipment & Supplies)	309
458	Pentair PLC (Machinery)	14
540	Smurfit Kappa Group PLC (Containers & Packaging)	15
216	STERIS PLC (Health Care Equipment & Supplies)	30
		709

	Isle of Man — 0.01%
1,648	GVC Holdings PLC (Hotels, Restaurants & Leisure)	11

	Israel — 0.24%
101	Azrieli Group (Real Estate Management & Development)	6
2,821	Bank Hapoalim BM (Banks)	17
3,663	Bank Leumi Le (Banks)	20
311	Checkpoint Software Technologies Ltd. (Software)(a)	31
1,863	CyberArk Software Ltd. (Software)(a)	159
54	Elbit Systems Ltd. (Aerospace & Defense)	7
1	Isracard Ltd. (Consumer Finance)	—
1,491	Israel Chemicals Ltd. (Chemicals)(b)	5
3,213	Israel Discount Bank, Class - A (Banks)	9
304	Mizrahi Tefahot Bank Ltd. (Banks)	6
155	Nice Ltd. (Software)(a)	22
136	Wix.com Ltd. (IT Services)(a)	14
		296

	Italy — 0.47%
2,791	Assicurazioni Generali SpA (Insurance)	37
1,251	Atlantia SpA (Transportation Infrastructure)	16
1,427	Davide Campari - Milano SpA (Beverages)	10
20,723	Enel SpA (Electric Utilities)(b)	144
6,471	Eni SpA (Oil, Gas & Consumable Fuels)	64

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
307	Ferrari N.V. (Automobiles)	$47
1,728	FinecoBank Banca Fineco SpA (Banks)	16
37,871	Intesa Sanpaolo SpA (Banks)(b)	60
1,115	Leonardo SpA (Aerospace & Defense)	7
1,412	Mediobanca SpA (Banks)	8
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	16
1,444	Pirelli & C SpA (Auto Components)(b)	5
1,613	Poste Italiane SpA (Insurance)(b)	14
676	Prusmian SpA (Electrical Equipment)	11
257	Recordati SpA (Pharmaceuticals)	11
5,158	Snam SpA (Oil, Gas & Consumable Fuels)	24
25,056	Telecom Italia SpA (Diversified Telecommunication Services)(a)	10
21,767	Telecom Italia SpA (Diversified Telecommunication Services)	9
3,563	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	22
5,108	Unicredit SpA (Banks)	40
		571

	Japan — 6.48%
1,000	ACOM Co. Ltd. (Consumer Finance)	4
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	20
1,700	Aeon Co. Ltd. (Food & Staples Retailing)	38
400	AEON Credit Service Co. Ltd. (Consumer Finance)	5
200	AEON Mall Co. Ltd. (Real Estate Management & Development)	3
400	Air Water, Inc. (Chemicals)	5
1,100	Ajinomoto Co., Inc. (Food Products)	21
500	Alfresa Holdings Corp. (Health Care Providers & Services)	9
700	ALPS Alpine Co. Ltd. (Electronic Equipment, Instruments & Components)	7
700	Amada Holdings Co. Ltd. (Machinery)	5
300	ANA Holdings, Inc. (Airlines)	7
300	Aozora Bank Ltd. (Banks)	6
500	Asahi Glass Co. Ltd. (Building Products)	12
900	Asahi Group Holdings Ltd. (Beverages)	29
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	12
3,200	Asahi Kasei Corp. (Chemicals)	23
4,800	Astellas Pharma, Inc. (Pharmaceuticals)	74
200	Benesse Holdings, Inc. (Diversified Consumer Services)	5
1,500	Bridgestone Corp. (Auto Components)	46
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	8
200	CALBEE, Inc. (Food Products)	5
2,500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	54
400	Casio Computer Co. Ltd. (Household Durables)	6
400	Central Japan Railway Co. (Road & Rail)	65
1,600	Chubu Electric Power Co. Inc. (Electric Utilities)	23
600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	69
2,800	Concordia Financial Group Ltd. (Banks)	8
300	Credit Saison Co. Ltd. (Consumer Finance)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	CyberAgent, Inc. (Media)	$12
700	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	15
500	Daicel Corp. (Chemicals)	4
300	Daifuku Co. Ltd. (Machinery)	19
1,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	96
600	Daikin Industries Ltd. (Building Products)	72
300	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	4
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	19
1,400	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	35
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	12
4,400	Daiwa Securities Group, Inc. (Capital Markets)	17
1,100	Denso Corp. (Auto Components)	35
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	19
800	East Japan Railway Co. (Road & Rail)	61
600	Eisai Co. Ltd. (Pharmaceuticals)	44
300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	6
600	FamilyMart Co. Ltd. (Food & Staples Retailing)	11
500	Fanuc Ltd. (Machinery)	68
100	Fast Retailing Co. Ltd. (Specialty Retail)	40
300	Fuji Electric Co. Ltd. (Electrical Equipment)	7
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	44
500	Fujitsu Ltd. (IT Services)(b)	45
100	GMO Payment Gateway, Inc. (IT Services)	7
600	Hakuhodo DY Holdings, Inc. (Media)	6
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	20
100	Hikari Tsushin, Inc. (Specialty Retail)	17
1,000	Hino Motors Ltd. (Machinery)	5
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	10
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	5
300	Hitachi Chemical Co. Ltd. (Chemicals)	13
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	6
200	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	15
2,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	72
500	Hitachi Metals Ltd. (Metals & Mining)	5
4,200	Honda Motor Co. Ltd. (Automobiles)	94
100	Hoshizaki Corp. (Machinery)	7
1,000	HOYA Corp. (Health Care Equipment & Supplies)	85
1,000	Hulic Co. Ltd. (Real Estate Management & Development)	10
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	11
500	IHI Corp. (Machinery)	6

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,500	INPEX Corp. (Oil, Gas & Consumable Fuels)	$14
1,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	6
1,500	Isuzu Motors Ltd. (Automobiles)	10
3,400	ITOCHU Corp. (Trading Companies & Distributors)	70
300	ITOCHU Techno-Solutions Corp. (IT Services)	9
500	J. Front Retailing Co. Ltd. (Multiline Retail)	4
300	Japan Airlines Co. Ltd. (Airlines)	6
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	4
1,300	Japan Exchange Group, Inc. (Capital Markets)	23
4,000	Japan Post Holdings Co. Ltd. (Insurance)(b)	31
2	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	6
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	18
8	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	9
1,400	JFE Holdings, Inc. (Metals & Mining)	9
400	JGC Holdings Corp. (Construction & Engineering)	3
400	JSR Corp. (Chemicals)	7
7,800	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	27
1,100	Kajima Corp. (Construction & Engineering)	11
400	Kakaku.com, Inc. (Interactive Media & Services)	7
200	Kamigumi Co. Ltd. (Transportation Infrastructure)	3
500	Kansai Paint Co. Ltd. (Chemicals)	9
1,200	Kao Corp. (Personal Products)	98
300	Kawasaki Heavy Industries Ltd. (Machinery)	4
4,500	KDDI Corp. (Wireless Telecommunication Services)	133
200	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	9
500	Keikyu Corp. (Road & Rail)	8
300	Keio Corp. (Road & Rail)	18
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	9
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	160
400	Kikkoman Corp. (Food Products)	17
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	19
2,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	42
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	9
2,300	Komatsu Ltd. (Machinery)	37
200	Konami Holdings Corp. (Entertainment)	6
1,500	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	6
100	Kose Corp. (Personal Products)	12
2,600	Kubota Corp. (Machinery)	33
900	Kuraray Co. Ltd. (Chemicals)	9
300	Kurita Water Industries Ltd. (Machinery)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$47
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	16
800	Kyushu Electric Power Co., Inc. (Electric Utilities)	6
400	Kyushu Railway Co. (Road & Rail)	11
100	Lawson, Inc. (Food & Staples Retailing)	5
200	LINE Corp. (Interactive Media & Services)(a)	10
500	Lion Corp. (Household Products)	11
700	LIXIL Group Corp. (Building Products)	9
3,900	Marubeni Corp. (Trading Companies & Distributors)	19
500	Marui Group Co. Ltd. (Multiline Retail)	8
1,500	Mazda Motor Corp. (Automobiles)	8
200	McDonald's Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	9
1,800	Mebuki Financial Group, Inc. (Banks)	4
500	Medipal Holdings Corp. (Health Care Providers & Services)	10
300	MEIJI Holdings Co. Ltd. (Food Products)	20
100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	2
900	MINEBEA MITSUMI, Inc. (Machinery)	13
15,649	MISUMI Group, Inc. (Machinery)	339
3,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	19
3,400	Mitsubishi Corp. (Trading Companies & Distributors)	73
4,600	Mitsubishi Electric Corp. (Electrical Equipment)	56
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	43
300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	3
800	Mitsubishi Heavy Industries Ltd. (Machinery)	20
200	Mitsubishi Materials Corp. (Metals & Mining)	4
31,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	117
800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	4
4,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	58
500	Mitsui Chemicals, Inc. (Chemicals)	9
2,200	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	38
200	Mitsui O.S.K. Lines Ltd. (Marine)	3
61,400	Mizuho Financial Group, Inc. (Banks)	70
400	MonotaRO Co. Ltd. (Trading Companies & Distributors)	11
1,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	33
1,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	75
300	Nabtesco Corp. (Machinery)	7
400	Nagoya Railroad Co. Ltd. (Road & Rail)	11
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	22
600	NGK Insulators Ltd. (Machinery)	8

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	NGK Spark Plug Co. Ltd. (Auto Components)	$4
200	NH Foods Ltd. (Food Products)	7
10,736	Nidec Corp. (Electrical Equipment)	552
800	Nikon Corp. (Household Durables)	7
300	Nintendo Co. Ltd. (Entertainment)	117
3	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	20
200	Nippon Express Co. Ltd. (Road & Rail)	10
400	Nippon Paint Holdings Co. Ltd. (Chemicals)	21
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	13
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	8
2,000	Nippon Steel Corp. (Metals & Mining)(b)	18
3,300	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	79
300	Nippon Yusen Kabushiki Kaisha (Marine)	4
300	Nissan Chemical Corp. (Chemicals)	11
400	Nisshin Seifun Group, Inc. (Food Products)	7
200	Nissin Foods Holdings Co. Ltd. (Food Products)	17
200	Nitori Holdings Co. Ltd. (Specialty Retail)	27
400	Nitto Denko Corp. (Chemicals)	18
8,400	Nomura Holdings, Inc. (Capital Markets)	36
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	6
9	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	11
900	Nomura Research Institute Ltd. (IT Services)	19
800	NSK Ltd. (Machinery)	5
1,600	NTT Data Corp. (IT Services)	15
3,400	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	106
1,500	Obayashi Corp. (Construction & Engineering)	13
700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	15
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	13
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	26
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	21
100	Oracle Corp. Japan (Software)	9
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	64
3,400	ORIX Corp. (Diversified Financial Services)	41
7	ORIX Jreit, Inc. (Equity Real Estate Investment Trusts)	9
900	Osaka Gas Co. Ltd. (Gas Utilities)	17
300	OTSUKA Corp. (IT Services)	13
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	39
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	22
5,600	Panasonic Corp. (Household Durables)	42
400	Park24 Co. Ltd. (Commercial Services & Supplies)	6
500	Persol Holdings Co. Ltd. (Professional Services)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	$17
3,500	Recruit Holdings Co. Ltd. (Professional Services)(b)	90
5,200	Resona Holdings, Inc. (Banks)	16
1,900	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	14
100	Rinnai Corp. (Household Durables)	7
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	11
100	Sankyo Co. Ltd. (Leisure Products)	3
1,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	17
500	SBI Holdings, Inc. (Capital Markets)	7
500	SECOM Co. Ltd. (Commercial Services & Supplies)	41
400	Sega Sammy Holdings, Inc. (Leisure Products)	5
400	Seibu Holdings, Inc. (Industrial Conglomerates)	4
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	6
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	13
1,600	Sekisui House Ltd. (Household Durables)	26
1,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	63
1,100	Seven Bank Ltd. (Banks)	3
300	SG Holdings Co. Ltd. (Air Freight & Logistics)	7
500	Sharp Corp. (Household Durables)(b)	5
600	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	16
200	Shimano, Inc. (Leisure Products)	28
1,700	Shimizu Corp. (Construction & Engineering)	13
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	89
600	Shinsei Bank Ltd. (Banks)(b)	8
700	Shionogi & Co. Ltd. (Pharmaceuticals)	34
1,000	Shiseido Co. Ltd. (Personal Products)	59
300	Showa Denko KK (Chemicals)	6
4,300	Softbank Corp. (Wireless Telecommunication Services)	55
4,000	SoftBank Group Corp. (Wireless Telecommunication Services)	142
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	10
900	Sompo Holdings, Inc. (Insurance)	28
3,200	Sony Corp. (Household Durables)	191
200	Square Enix Holdings Co. Ltd. (Entertainment)	9
400	Stanley Electric Co. Ltd. (Auto Components)	8
4,200	Sumitomo Chemical Co. Ltd. (Chemicals)	12
3,000	Sumitomo Corp. (Trading Companies & Distributors)	34
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	20
200	Sumitomo Heavy Industries Ltd. (Machinery)	4
500	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	10

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	$80
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	23
600	Sumitomo Rubber Industries Ltd. (Auto Components)	6
200	Sundrug Co. Ltd. (Food & Staples Retailing)	6
400	Suntory Beverage & Food Ltd. (Beverages)	15
200	Suzuken Co. Ltd. (Health Care Providers & Services)	7
400	Sysmex Corp. (Health Care Equipment & Supplies)	29
1,300	T&D Holdings, Inc. (Insurance)	11
400	Taiheiyo Cement Corp. (Construction Materials)	7
500	Taisei Corp. (Construction & Engineering)	16
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	6
3,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	116
300	TDK Corp. (Electronic Equipment, Instruments & Components)	23
500	Teijin Ltd. (Chemicals)	8
1,600	Terumo Corp. (Health Care Equipment & Supplies)	55
1,200	The Chiba Bank Ltd. (Banks)	5
600	The Chugoku Electric Power Company, Inc. (Electric Utilities)	8
2,700	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	32
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	20
1,000	The Shizuoka Bank Ltd. (Banks)	6
300	THK Co. Ltd. (Machinery)	6
500	Tobu Railway Co. Ltd. (Road & Rail)	17
300	Toho Co. Ltd. (Entertainment)	9
200	Toho Gas Co. Ltd. (Gas Utilities)	9
1,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	10
1,600	Tokio Marine Holdings, Inc. (Insurance)	73
100	Tokyo Century Corp. (Diversified Financial Services)	3
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	75
1,400	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	7
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	23
1,300	Tokyu Corp. (Road & Rail)	20
800	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	12
3,400	Toray Industries, Inc. (Chemicals)	15
1,000	Toshiba Corp. (Industrial Conglomerates)	22
600	Tosoh Corp. (Chemicals)	7
400	TOTO Ltd. (Building Products)	13
500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	6
200	Toyo Suisan Kaisha Ltd. (Food Products)	10
200	Toyoda Gosei Co. Ltd. (Auto Components)	3
5,800	Toyota Motor Corp. (Automobiles)	349
600	Toyota Tsusho Corp. (Trading Companies & Distributors)	14
300	Trend Micro, Inc. (Software)	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	$13
1,000	Unicharm Corp. (Household Products)	37
7	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	7
500	USS Co. Ltd. (Specialty Retail)	7
100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	7
400	West Japan Railway Co. (Road & Rail)	27
300	Yakult Honsha Co. Ltd. (Food Products)(b)	18
1,400	Yamada Denki Co. Ltd. (Specialty Retail)	6
400	Yamaha Corp. (Leisure Products)	16
800	Yamaha Motor Co. Ltd. (Automobiles)	10
700	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	11
300	Yamazaki Baking Co. Ltd. (Food Products)	6
600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	16
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	7
6,700	Z Holdings Corp. (Interactive Media & Services)	21
300	ZOZO, Inc. (Internet & Direct Marketing Retail)	4
		7,838

	Jersey — 0.05%
27,124	Glencore International PLC (Metals & Mining)(b)	41
3,155	WPP PLC (Media)	21
		62

	Liberia — 0.01%
448	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	14

	Luxembourg — 0.03%
1,600	Altice Europe NV (Media)(a)(b)	6
1,650	ArcelorMittal SA (Metals & Mining)	16
263	Millicom International Cellular SA (Wireless Telecommunication Services)	7
984	SES - FDR, Class - A (Media)(b)	6
1,138	Tenaris SA (Energy Equipment & Services)	7
		42

	Netherlands — 1.20%
1,276	ABN AMRO Group N.V. (Banks)(b)	10
315	Adyen N.V. (IT Services)(a)(b)	268
4,187	AEGON N.V. (Insurance)	10
392	Aercap Holdings N.V. (Trading Companies & Distributors)(a)	9
1,487	Airbus SE (Aerospace & Defense)	96
513	Akzo Nobel N.V. (Chemicals)	34
1,085	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	287
2,515	CNH Industrial N.V. (Machinery)	14
274	Exor N.V. (Diversified Financial Services)	14
292	Heineken Holding N.V., Class - A (Beverages)	23
659	Heineken N.V. (Beverages)	56
9,913	ING Groep N.V. (Banks)	51

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
292	Just Eat Takeaway (Internet & Direct Marketing Retail)(a)(b)	$22
9,043	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	22
2,801	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	65
461	Koninklijke DSM N.V. (Chemicals)	51
2,305	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	95
160	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	8
680	LyondellBasell Industries N.V., Class - A (Chemicals)	34
774	NN Group N.V. (Insurance)(b)	21
713	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	59
1,241	Prosus N.V. (Internet & Direct Marketing Retail)(a)(b)	86
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	23
276	Randstad N.V. (Professional Services)	10
1,734	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	37
694	Wolters Kluwer N.V. (Professional Services)	49
		1,454

	New Zealand — 0.07%
1,836	A2 Milk Co. Ltd. (Food Products)(a)	19
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)	8
1,455	Fisher & Paykel Healthcare COR (Health Care Equipment & Supplies)	27
1,624	Fletcher Building Ltd. (Construction Materials)	3
1,764	Mercury NZ Ltd. (Electric Utilities)	4
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	7
860	Ryman Healthcare Ltd. (Health Care Providers & Services)	5
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	12
		85

	Norway — 0.13%
390	Aker BP ASA (Oil, Gas & Consumable Fuels)	5
2,403	DNB ASA (Banks)	27
2,540	Equinor ASA (Oil, Gas & Consumable Fuels)	31
485	Gjensidige Forsikring ASA (Insurance)(a)	8
1,094	Mowi ASA (Food Products)	17
2,954	Norsk Hydro ASA (Metals & Mining)	6
1,866	Orkla ASA (Food Products)	16
194	Schibsted ASA (Media)(b)	4
1,828	Telenor ASA (Diversified Telecommunication Services)	27
438	Yara International ASA (Chemicals)	14
		155

	Papua New Guinea — 0.00%
3,829	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Portugal — 0.04%
6,487	EDP - Energias de Portugal SA (Electric Utilities)	$27
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	14
633	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	11
		52

	Singapore — 0.31%
8,140	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	16
6,000	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	6
7,700	CapitaLand Ltd. (Real Estate Management & Development)	15
7,000	CapitaMall Trust (Equity Real Estate Investment Trusts)	9
1,000	City Developments Ltd. (Real Estate Management & Development)	5
4,600	ComfortDelGro Corp. Ltd. (Road & Rail)	5
4,600	DBS Group Holdings Ltd. (Banks)	61
1,476	Flex Ltd. (Electronic Equipment, Instruments & Components)(a)	12
21,800	Genting Singapore PLC (Hotels, Restaurants & Leisure)	11
200	Jardine Cycle & Carriage Ltd. (Distributors)	3
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	15
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	7
8,413	Oversea-Chinese Banking Corp. Ltd. (Banks)	51
2,400	SATS Ltd. (Transportation Infrastructure)(b)	5
3,600	SembCorp Industries Ltd. (Industrial Conglomerates)	4
1,100	Singapore Airlines Ltd. (Airlines)	4
2,000	Singapore Exchange Ltd. (Capital Markets)	13
3,300	Singapore Press Holdings Ltd. (Media)	4
4,800	Singapore Tech Engineering (Aerospace & Defense)	11
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	37
6,800	Suntec REIT (Equity Real Estate Investment Trusts)	6
3,200	United Overseas Bank Ltd. (Banks)	44
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	7
5,900	Wilmar International Ltd. (Food Products)	13
		369

	South Africa — 0.31%
2,615	Naspers Ltd. (Media)	372

	Spain — 1.07%
597	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	12
171	Aena SME SA (Transportation Infrastructure)(b)	19
1,097	Amadeus IT Holding SA, A Shares (IT Services)	52

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
16,961	Banco Bilbao Vizcaya Argentaria SA (Banks)	$52
15,523	Banco de Sabadell SA (Banks)	8
42,327	Banco Santander SA (Banks)(b)	100
4,456	Bankia SA (Banks)(b)	5
1,832	Bankinter SA (Banks)	7
9,071	CaixaBank SA (Banks)	17
636	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	29
2,181	Corporacion Mapfre (Insurance)	4
585	Enagas (Oil, Gas & Consumable Fuels)(b)	12
802	Endesa (Electric Utilities)	17
1,238	Ferrovial SA (Construction & Engineering)	29
890	Gas Natural SDG SA (Gas Utilities)	16
756	Grifols SA (Biotechnology)	25
15,686	Iberdrola SA (Electric Utilities)	153
24,343	Industria de Diseno Textil SA (Specialty Retail)	630
1,081	Red Electrica Corp. (Electric Utilities)	19
2,714	Repsol SA (Oil, Gas & Consumable Fuels)	24
143	Repsol SA (Oil, Gas & Consumable Fuels)(a)	1
597	Siemens Gamesa Renewable Energy SA (Electrical Equipment)	9
11,884	Telefonica SA (Diversified Telecommunication Services)	54
		1,294

	Sweden — 0.59%
779	Alfa Laval AB (Machinery)	13
2,548	Assa Abloy AB, B Shares (Building Products)	48
1,708	Atlas Copco AB, A Shares (Machinery)	56
989	Atlas Copco AB, B Shares (Machinery)	29
773	Boliden AB (Metals & Mining)	14
623	Electrolux AB, B Shares (Household Durables)	8
1,637	Epiroc AB, Class - A (Machinery)	16
1,066	Epiroc AB, Class - B (Machinery)	11
1,541	Essity AB, Class - B (Household Products)	47
2,036	Hennes & Mauritz AB, B Shares (Specialty Retail)	26
667	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	28
854	Husqvarna AB (Household Durables)	4
221	ICA Gruppen AB (Food & Staples Retailing)	9
451	Industrivarden AB, C Shares (Diversified Financial Services)	9
1,158	Investor AB, B Shares (Diversified Financial Services)	52
673	Kinnevik AB, Class - B (Diversified Financial Services)	11
169	L E Lundbergforetagen AB (Diversified Financial Services)	7
560	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	11
2,868	Sandvik AB (Machinery)	40
856	Securitas AB, B Shares (Commercial Services & Supplies)	9
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)	28

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
802	Skanska AB, B Shares (Construction & Engineering)	$12
1,083	SKF AB, B Shares (Machinery)	15
3,948	Svenska Handelsbanken AB, A Shares (Banks)	33
2,295	Swedbank AB, A Shares (Banks)(a)	25
1,242	Tele2 AB, B Shares (Wireless Telecommunication Services)	17
7,815	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	63
6,933	Telia Co. AB (Diversified Telecommunication Services)(b)	25
3,777	Volvo AB, B Shares (Machinery)	45
		711

	Switzerland — 3.75%
4,692	ABB Ltd., Registered Shares (Electrical Equipment)	82
371	Adecco SA, Registered Shares (Professional Services)	15
1,057	Alcon, Inc. (Health Care Equipment & Supplies)(a)	54
117	Baloise Holding AG, Registered Shares (Insurance)	15
9	Barry Callebaut AG (Food Products)	18
3	Chocoladefabriken Lindt & Sprungil AG (Food Products)	25
1,156	Chubb Ltd. (Insurance)	129
541	Clariant AG (Chemicals)	9
603	Coca-Cola HBC AG (Beverages)	13
1,329	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	71
6,501	Credit Suisse Group AG (Capital Markets)	52
106	Dufry AG (Specialty Retail)	3
25	EMS-Chemie Holding AG, Registered Shares (Chemicals)	16
339	Garmin Ltd. (Household Durables)	25
94	Geberit AG (Building Products)	41
24	Givaudan SA (Chemicals)	74
559	Julius Baer Group Ltd. (Capital Markets)	19
137	Kuehne & Nagel International Ltd. (Marine)	19
1,252	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	46
190	Lonza Group AG (Life Sciences Tools & Services)(b)	78
7,590	Nestle SA, Registered Shares (Food Products)	778
5,478	Novartis AG, Registered Shares (Pharmaceuticals)	452
83	Pargesa Holding SA (Diversified Financial Services)	5
48	Partners Group Holding AG (Capital Markets)	33
5,594	Roche Holding AG (Pharmaceuticals)	1,801
102	Schindler Holding AG (Machinery)	23
50	Schindler Holding AG (Machinery)	10
15	SGS SA, Registered Shares (Professional Services)(b)	34
324	Sika AG, Registered Shares (Chemicals)	53
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	25

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
26	Straumann Holding AG (Health Care Equipment & Supplies)	$19
86	Swiss Life Holding AG (Insurance)	29
190	Swiss Prime Site AG (Real Estate Management & Development)	19
750	Swiss Re AG (Insurance)	58
66	Swisscom AG (Diversified Telecommunication Services)	35
900	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	57
164	Temenos AG, Registered Shares (Software)	21
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	4
82	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	16
9,827	UBS Group AG (Capital Markets)	90
113	Vifor Pharma AG (Pharmaceuticals)	15
147	WABCO Holdings, Inc. (Machinery)(a)	20
382	Zurich Financial Services AG (Insurance)	134
		4,535

	Taiwan — 0.41%
10,248	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	490

	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)	4

	United Kingdom — 4.54%
2,438	3i Group PLC (Capital Markets)	24
565	Admiral Group PLC (Insurance)	16
4,133	Amcor PLC (Containers & Packaging)	34
2,617	Anglo American PLC (Metals & Mining)	46
961	Antofagasta PLC (Metals & Mining)	9
597	Aon PLC (Insurance)	98
651	Aptiv PLC (Auto Components)	32
1,142	Ashtead Group PLC (Trading Companies & Distributors)	25
902	Associated British Foods PLC (Food Products)	20
3,345	AstraZeneca PLC (Pharmaceuticals)(b)	298
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	14
216	Aveva Group PLC (Software)	9
9,943	Aviva PLC (Insurance)	33
8,149	BAE Systems PLC (Aerospace & Defense)	53
43,922	Barclays PLC (Banks)	50
2,421	Barratt Developments PLC (Household Durables)	13
341	Berkeley Group Holdings PLC (Household Durables)	15
51,663	BP PLC (Oil, Gas & Consumable Fuels)	212
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	10
21,316	BT Group PLC (Diversified Telecommunication Services)	31
806	Bunzl PLC (Trading Companies & Distributors)	16
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	17

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
500	Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)(a)	$5
16,348	Centrica PLC (Multi-Utilities)(b)	8
582	Coca-Cola European Partners PLC (Beverages)	22
4,036	Compass Group PLC (Hotels, Restaurants & Leisure)	63
8,199	Croda International PLC (Chemicals)	433
5,982	Diageo PLC (Beverages)	189
3,851	Direct Line Insurance Group PLC (Insurance)	14
408	easyJet PLC (Airlines)	3
575	Ferguson PLC (Trading Companies & Distributors)	35
12,717	GlaxoSmithKline PLC (Pharmaceuticals)	239
950	Halma PLC (Electronic Equipment, Instruments & Components)	22
823	Hargreaves Lansdown PLC (Capital Markets)	14
51,788	HSBC Holdings PLC (Banks)	291
3,122	Informa PLC (Media)	18
7,537	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	321
405	Intertek Group PLC (Professional Services)	24
10,175	ITV PLC (Media)	8
4,827	J Sainsbury PLC (Food & Staples Retailing)	12
950	JD Sports Fashion PLC (Specialty Retail)(b)	5
547	Johnson Matthey PLC (Chemicals)	12
5,891	Kingfisher PLC (Specialty Retail)	11
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	11
15,153	Legal & General Group PLC (Insurance)	36
439	Liberty Global PLC, Class - A (Media)(a)	7
1,047	Liberty Global PLC, Class - C (Media)(a)	16
1,370	Linde PLC (Chemicals)	238
213,096	Lloyds Banking Group PLC (Banks)	83
801	London Stock Exchange Group PLC (Capital Markets)(b)	72
6,041	M&G PLC (Diversified Financial Services)(a)	8
5,297	Marks & Spencer Group PLC (Multiline Retail)	6
2,193	Meggitt PLC (Aerospace & Defense)	8
11,643	Melrose Industries PLC (Electrical Equipment)	13
648	Micro Focus International PLC (Software)	3
1,214	Mondi PLC (Paper & Forest Products)	20
8,865	National Grid PLC (Multi-Utilities)	103
320	Next PLC (Multiline Retail)	16
1,147	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	17
2,183	Pearson PLC (Media)	15
795	Persimmon PLC (Household Durables)	19
6,619	Prudential PLC (Insurance)	83
1,808	RecKitt Benckiser Group PLC (Household Products)	138
4,937	RELX PLC (Professional Services)	105
4,625	Rentokil Initial PLC (Commercial Services & Supplies)	22
2,868	Rio Tinto PLC (Metals & Mining)	131
4,342	Rolls-Royce Holdings PLC (Aerospace & Defense)	18

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
12,230	Royal Bank of Scotland Group PLC (Banks)(b)	$17
10,654	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	185
9,514	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	160
2,942	RSA Insurance Group PLC (Insurance)	15
384	Schroders PLC (Capital Markets)	12
2,779	SEGRO PLC (Equity Real Estate Investment Trusts)(b)	27
377	Sensata Technologies Holding PLC (Electrical Equipment)(a)	11
571	Severn Trent PLC (Water Utilities)	16
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	39
939	Smiths Group PLC (Industrial Conglomerates)	14
184	Spirax-Sarco Engineering PLC (Machinery)	19
2,629	SSE PLC (Electric Utilities)	42
24,126	St. James Place PLC (Capital Markets)	224
6,902	Standard Chartered PLC (Banks)	38
5,849	Standard Life Aberdeen PLC (Diversified Financial Services)	17
7,703	Taylor Wimpey PLC (Household Durables)	11
1,221	TechnipFMC PLC (Energy Equipment & Services)	8
24,925	Tesco PLC (Food & Staples Retailing)	70
2,722	The Sage Group PLC (Software)	20
710	The Weir Group PLC (Machinery)(b)	6
3,740	Unilever N.V. (Personal Products)	184
2,826	Unilever PLC (Personal Products)	142
1,702	United Utilities Group PLC (Water Utilities)	19
68,170	Vodafone Group PLC (Wireless Telecommunication Services)	94
383	Whitbread PLC (Hotels, Restaurants & Leisure)	14
6,672	William Morrison Supermarkets PLC (Food & Staples Retailing)	15
328	Willis Towers Watson PLC (Insurance)	56
		5,487

	United States — 51.04%
1,467	3M Co. (Industrial Conglomerates)	200
393	A.O. Smith Corp. (Building Products)	15
4,511	Abbott Laboratories (Health Care Equipment & Supplies)	355
3,772	AbbVie, Inc. (Biotechnology)	287
109	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	16
1,620	Accenture PLC, Class - A (IT Services)	264
1,960	Activision Blizzard, Inc. (Entertainment)	117
111	Acuity Brands, Inc. (Electrical Equipment)	10
1,235	Adobe, Inc. (Software)(a)	393
168	Advance Auto Parts, Inc. (Specialty Retail)	16
2,699	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	123
1,872	Aflac, Inc. (Insurance)	64
789	Agilent Technologies, Inc. (Life Sciences Tools & Services)	57
562	Air Products & Chemicals, Inc. (Chemicals)	113
412	Akamai Technologies, Inc. (IT Services)(a)	38
255	Albemarle Corp. (Chemicals)	14

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
294	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	$40
191	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	33
121	Alliance Data Systems Corp. (IT Services)	4
624	Alliant Energy Corp. (Electric Utilities)	30
918	Ally Financial, Inc. (Consumer Finance)	13
1,455	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	1,691
789	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	917
1,450	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	2,826
20	AMERCO, Inc. (Road & Rail)	6
628	Ameren Corp. (Multi-Utilities)	46
1,260	American Electric Power, Inc. (Electric Utilities)	101
1,774	American Express Co. (Consumer Finance)	152
184	American Financial Group, Inc. (Insurance)	13
2,219	American International Group, Inc. (Insurance)	54
1,130	American Tower Corp. (Equity Real Estate Investment Trusts)	247
7,682	American Water Works Co., Inc. (Water Utilities)	919
323	Ameriprise Financial, Inc. (Capital Markets)	33
394	AmerisourceBergen Corp. (Health Care Providers & Services)	35
1,516	Amgen, Inc. (Biotechnology)	308
756	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	56
940	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	84
3,608	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	18
215	ANSYS, Inc. (Software)(a)	50
647	Anthem, Inc. (Health Care Providers & Services)	147
1,146	Apache Corp. (Oil, Gas & Consumable Fuels)	5
11,334	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,882
2,356	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	108
597	Aramark (Hotels, Restaurants & Leisure)	12
1,420	Archer-Daniels-Midland Co. (Food Products)	50
979	Arconic, Inc. (Aerospace & Defense)	16
136	Arista Networks, Inc. (Communications Equipment)(a)	28
238	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	12
476	Arthur J. Gallagher & Co. (Insurance)	39
147	Assurant, Inc. (Insurance)	15
18,634	AT&T, Inc. (Diversified Telecommunication Services)	543
304	Atmos Energy Corp. (Gas Utilities)	31
560	Autodesk, Inc. (Software)(a)	87
194	Autoliv, Inc. (Auto Components)	9

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,104	Automatic Data Processing, Inc. (IT Services)	$151
356	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	52
211	Avery Dennison Corp. (Containers & Packaging)	21
493	Axalta Coating Systems Ltd. (Chemicals)(a)	9
1,637	Baker Hughes, Inc. (Energy Equipment & Services)	17
793	Ball Corp. (Containers & Packaging)	51
21,798	Bank of America Corp. (Banks)	463
2,117	Bank of New York Mellon Corp. (Capital Markets)	71
1,237	Baxter International, Inc. (Health Care Equipment & Supplies)	100
690	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	159
3,353	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	613
605	Best Buy Co., Inc. (Specialty Retail)	34
460	Biogen, Inc. (Biotechnology)(a)	146
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	39
56	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	20
378	Black Knight, Inc. (IT Services)(a)	22
295	BlackRock, Inc., Class - A (Capital Markets)	130
2,593	Bluebird Bio, Inc. (Biotechnology)(a)	119
107	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	144
354	Booz Allen Hamilton Holding Corp. (IT Services)	24
492	BorgWarner, Inc. (Auto Components)	12
394	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	36
5,980	Bristol-Myers Squibb Co. (Pharmaceuticals)	333
292	Broadridge Financial Solutions, Inc. (IT Services)	28
611	Brown & Brown, Inc. (Insurance)	22
787	Brown-Forman Corp., Class - B (Beverages)	44
169	Burlington Stores, Inc. (Specialty Retail)(a)	27
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	23
716	Cadence Design Systems, Inc. (Software)(a)	47
244	Camden Property Trust (Equity Real Estate Investment Trusts)	19
423	Campbell Soup Co. (Food Products)	20
746	Cardinal Health, Inc. (Health Care Providers & Services)	36
415	CarMax, Inc. (Specialty Retail)(a)	22
1,410	Caterpillar, Inc. (Machinery)	164
283	CBOE Global Markets, Inc. (Capital Markets)	25
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	31
345	CDK Global, Inc. (Software)	11
305	Celanese Corp., Series A (Chemicals)	22
1,489	Centene Corp. (Health Care Providers & Services)(a)	88
1,266	CenterPoint Energy, Inc. (Multi-Utilities)	20
2,503	CenturyLink, Inc. (Diversified Telecommunication Services)	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
801	Cerner Corp. (Health Care Technology)	$50
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	19
4,823	Chevron Corp. (Oil, Gas & Consumable Fuels)	349
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	44
626	Church & Dwight Co., Inc. (Household Products)	40
953	Cigna Corp. (Health Care Providers & Services)	169
224	Cintas Corp. (Commercial Services & Supplies)	39
10,822	Cisco Systems, Inc. (Communications Equipment)	425
5,569	Citigroup, Inc. (Banks)	235
1,097	Citizens Financial Group, Inc. (Banks)	21
332	Citrix Systems, Inc. (Software)	47
914	CME Group, Inc. (Capital Markets)	158
724	CMS Energy Corp. (Multi-Utilities)	43
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	18
1,397	Cognizant Technology Solutions Corp. (IT Services)	65
2,077	Colgate-Palmolive Co. (Household Products)	138
11,581	Comcast Corp., Class - A (Media)	399
343	Comerica, Inc. (Banks)	10
1,241	ConAgra Foods, Inc. (Food Products)	36
2,799	ConocoPhillips (Oil, Gas & Consumable Fuels)	86
848	Consolidated Edison, Inc. (Multi-Utilities)	66
427	Constellation Brands, Inc., Class - A (Beverages)	61
534	Copart, Inc. (Commercial Services & Supplies)(a)	37
1,962	Corning, Inc. (Electronic Equipment, Instruments & Components)	40
1,909	Corteva, Inc. (Chemicals)	45
1,127	Costco Wholesale Corp. (Food & Staples Retailing)	321
1,010	Coty, Inc., Class - A (Personal Products)	5
1,061	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	154
342	Crown Holdings, Inc. (Containers & Packaging)(a)	20
1,884	CSX Corp. (Road & Rail)	108
371	Cummins, Inc. (Machinery)	50
3,319	CVS Health Corp. (Health Care Providers & Services)	197
8,702	Danaher Corp. (Health Care Equipment & Supplies)	1,204
309	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	17
229	DaVita, Inc. (Health Care Providers & Services)(a)	17
763	Deere & Co. (Machinery)	105
407	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	16
496	Delta Air Lines, Inc. (Airlines)	14
561	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	22

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,233	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	$9
233	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	63
671	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	94
800	Discover Financial Services (Consumer Finance)	29
360	Discovery, Inc., Class - A (Media)(a)	7
872	Discovery, Inc., Class - C (Media)(a)	15
269	DocuSign, Inc. (Software)(a)	25
2,100	Dominion Energy, Inc. (Multi-Utilities)	151
99	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	32
371	Dover Corp. (Machinery)	31
1,891	Dow, Inc. (Chemicals)	55
569	Dropbox, Inc. (Software)(a)	10
490	DTE Energy Co. (Multi-Utilities)	47
1,869	Duke Energy Corp. (Electric Utilities)	151
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	30
1,890	DuPont de Nemours, Inc. (Chemicals)	65
758	DXC Technology Co. (IT Services)	10
569	E*Trade Financial Corp. (Capital Markets)	20
342	East West Bancorp, Inc. (Banks)	9
329	Eastman Chemical Co. (Chemicals)	15
1,971	eBay, Inc. (Internet & Direct Marketing Retail)	59
662	Ecolab, Inc. (Chemicals)	104
915	Edison International (Electric Utilities)	50
532	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	100
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	22
745	Electronic Arts, Inc. (Entertainment)(a)	75
2,204	Eli Lilly & Co. (Pharmaceuticals)	306
1,554	Emerson Electric Co. (Electrical Equipment)	73
508	Entergy Corp. (Electric Utilities)	48
976	Envista Holdings Corp. (Health Care Equipment & Supplies)(a)	15
10,214	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	367
139	EPAM Systems, Inc. (IT Services)(a)	26
309	Equifax, Inc. (Professional Services)	37
218	Equinix, Inc. (Equity Real Estate Investment Trusts)	137
1,051	Equitable Holdings, Inc. (Diversified Financial Services)	15
947	Equity Residential (Equity Real Estate Investment Trusts)	58
63	Erie Indemnity Co., Class - A (Insurance)	9
545	Essential Utilities, Inc. (Water Utilities)	22
169	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	37
581	Evergy, Inc. (Electric Utilities)	32
826	Eversource Energy (Electric Utilities)	65
2,480	Exelon Corp. (Electric Utilities)	91
351	Expedia Group, Inc. (Internet & Direct Marketing Retail)	20
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	29
330	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	32

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
10,793	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	$410
153	F5 Networks, Inc. (Communications Equipment)(a)	16
6,139	Facebook, Inc., Class - A (Interactive Media & Services)(a)	1,024
96	FactSet Research Systems, Inc. (Capital Markets)	25
1,463	Fastenal Co. (Trading Companies & Distributors)	46
182	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	14
632	FedEx Corp. (Air Freight & Logistics)	77
1,568	Fidelity National Information Services, Inc. (IT Services)	191
1,810	Fifth Third Bancorp (Banks)	27
8,486	First Republic Bank (Banks)	698
1,378	FirstEnergy Corp. (Electric Utilities)	55
1,474	Fiserv, Inc. (IT Services)(a)	140
392	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	13
373	Flowserve Corp. (Machinery)	9
331	FMC Corp. (Chemicals)	27
371	Fortinet, Inc. (Software)(a)	38
12,029	Fortive Corp. (Machinery)	664
336	Fortune Brands Home & Security, Inc. (Building Products)	15
748	Franklin Resources, Inc. (Capital Markets)	12
3,661	Freeport-McMoRan, Inc. (Metals & Mining)	25
619	Gap, Inc. (Specialty Retail)	4
226	Gartner Group, Inc. (IT Services)(a)	23
627	General Dynamics Corp. (Aerospace & Defense)	83
22,278	General Electric Co. (Industrial Conglomerates)	177
1,542	General Mills, Inc. (Food Products)	81
367	Genuine Parts Co. (Distributors)	25
3,227	Gilead Sciences, Inc. (Biotechnology)	241
259	Globe Life, Inc. (Insurance)	19
436	GoDaddy, Inc., Class - A (IT Services)(a)	25
212	GrubHub, Inc. (Internet & Direct Marketing Retail)(a)	9
208	Guidewire Software, Inc. (Software)(a)	16
2,111	Halliburton Co. (Energy Equipment & Services)	14
1,017	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	8
441	Harley-Davidson, Inc. (Automobiles)	8
328	Hasbro, Inc. (Leisure Products)	23
692	HCA Holdings, Inc. (Health Care Providers & Services)	62
393	HD Supply Holdings, Inc. (Trading Companies & Distributors)(a)	11
1,263	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	30
100	HEICO Corp. (Aerospace & Defense)	7
183	HEICO Corp., Class - A (Aerospace & Defense)	12
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	19
378	Hershey Co. (Food Products)	50
700	Hess Corp. (Oil, Gas & Consumable Fuels)	23

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	$32
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	47
448	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	11
677	Hologic, Inc. (Health Care Equipment & Supplies)(a)	24
1,823	Honeywell International, Inc. (Industrial Conglomerates)	244
749	Hormel Foods Corp. (Food Products)	35
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	20
3,780	HP, Inc. (Technology Hardware, Storage & Peripherals)	66
338	Humana, Inc. (Health Care Providers & Services)	106
214	Hunt (JB) Transportation Services, Inc. (Road & Rail)	20
2,604	Huntington Bancshares, Inc. (Banks)	21
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	19
194	IDEX Corp. (Machinery)	27
219	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	53
820	Illinois Tool Works, Inc. (Machinery)	117
375	Illumina, Inc. (Life Sciences Tools & Services)(a)	102
3,223	Incyte Corp. (Biotechnology)(a)	236
891	Ingersoll-Rand, Inc. (Machinery)(a)	22
159	Ingredion, Inc. (Food Products)	12
158	Insulet Corp. (Health Care Equipment & Supplies)(a)	26
11,096	Intel Corp. (Semiconductors & Semiconductor Equipment)	600
1,420	Intercontinental Exchange, Inc. (Capital Markets)	115
2,259	International Business Machines Corp. (IT Services)	251
259	International Flavors & Fragrances, Inc. (Chemicals)	26
950	International Paper Co. (Containers & Packaging)	30
664	Intuit, Inc. (Software)	153
386	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	18
421	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	45
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	17
196	Jack Henry & Associates, Inc. (IT Services)	30
339	Jacobs Engineering Group, Inc. (Construction & Engineering)	27
136	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	14
6,714	Johnson & Johnson (Pharmaceuticals)	880
1,968	Johnson Controls International PLC (Building Products)	53
150	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	15
8,001	JPMorgan Chase & Co. (Banks)	720

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
813	Juniper Networks, Inc. (Communications Equipment)	$16
253	Kansas City Southern (Road & Rail)	32
653	Kellogg Co. (Food Products)	39
2,513	KeyCorp (Banks)	26
478	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	40
874	Kimberly-Clark Corp. (Household Products)	112
998	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	10
5,200	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	72
1,264	KKR & Co., Inc., Class - A (Capital Markets)	30
403	KLA Corp. (Semiconductors & Semiconductor Equipment)	58
358	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	12
466	Kohl's Corp. (Multiline Retail)	7
564	L3Harris Technologies, Inc. (Aerospace & Defense)	102
248	Laboratory Corp. of America Holdings (Health Care Providers & Services)(a)	31
370	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	89
369	Lamb Weston Holding, Inc. (Food Products)	21
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	37
373	Leggett & Platt, Inc. (Household Durables)	10
343	Leidos Holdings, Inc. (IT Services)	31
714	Lennar Corp., Class - A (Household Durables)	28
87	Lennox International, Inc. (Building Products)	16
273	Liberty Broadband Corp., Class - C (Media)(a)	30
476	Lincoln National Corp. (Insurance)	13
382	Live Nation Entertainment, Inc. (Entertainment)(a)	17
744	LKQ Corp. (Distributors)(a)	15
648	Lockheed Martin Corp. (Aerospace & Defense)	220
676	Loews Corp. (Insurance)	24
1,959	Lowe's Companies, Inc. (Specialty Retail)	169
320	M&T Bank Corp. (Banks)	33
169	ManpowerGroup, Inc. (Professional Services)	9
2,453	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	8
1,656	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	39
1,587	MarketAxess Holdings, Inc. (Capital Markets)	527
709	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	53
1,287	Marsh & McLennan Companies, Inc. (Insurance)	111
159	Martin Marietta Materials, Inc. (Construction Materials)	30
718	Masco Corp. (Building Products)	25
2,290	MasterCard, Inc., Class - A (IT Services)	553

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
690	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	$34
315	McCormick & Company, Inc. (Food Products)	44
1,921	McDonald's Corp. (Hotels, Restaurants & Leisure)	318
412	McKesson Corp. (Health Care Providers & Services)	56
114	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	56
6,495	Merck & Co., Inc. (Pharmaceuticals)	500
1,994	MetLife, Inc. (Insurance)	61
62	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	43
1,181	MGM Resorts International (Hotels, Restaurants & Leisure)	14
610	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	41
2,824	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	119
24,935	Microsoft Corp. (Software)	3,934
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	30
144	Mohawk Industries, Inc. (Household Durables)(a)	11
479	Molson Coors Beverage Co., Class - B (Beverages)	19
3,673	Mondelez International, Inc., Class - A (Food Products)	185
114	MongoDB, Inc. (IT Services)(a)	16
433	Moody's Corp. (Capital Markets)	92
3,097	Morgan Stanley (Capital Markets)	105
437	Motorola Solutions, Inc. (Communications Equipment)	58
293	Nasdaq, Inc. (Capital Markets)	28
903	National Oilwell Varco, Inc. (Energy Equipment & Services)	9
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	24
966	Newell Brands, Inc. (Household Durables)	13
2,091	Newmont Corp. (Metals & Mining)	94
1,247	NextEra Energy, Inc. (Electric Utilities)	299
1,025	Nielsen Holdings PLC (Professional Services)	13
3,179	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	263
943	NiSource, Inc. (Multi-Utilities)	24
1,458	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9
299	Nordstrom, Inc. (Multiline Retail)	5
665	Norfolk Southern Corp. (Road & Rail)	97
513	Northern Trust Corp. (Capital Markets)	39
408	Northrop Grumman Corp. (Aerospace & Defense)	123
1,590	Nortonlifelock, Inc. (Software)	30
657	Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)(a)	7
773	Nucor Corp. (Metals & Mining)	28
3,064	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	808
9	NVR, Inc. (Household Durables)(a)	23

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	$26
485	OGE Energy Corp. (Electric Utilities)	15
272	Okta, Inc. (IT Services)(a)	33
244	Old Dominion Freight Line, Inc. (Road & Rail)	32
555	Omnicom Group, Inc. (Media)	30
984	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	12
1,042	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	23
5,861	Oracle Corp. (Software)	283
312	Owens Corning, Inc. (Building Products)	12
882	PACCAR, Inc. (Machinery)	54
328	Parker Hannifin Corp. (Machinery)	43
822	Paychex, Inc. (IT Services)	52
127	PAYCOM Software, Inc. (Software)(a)	26
2,845	PayPal Holdings, Inc. (IT Services)(a)	272
1,062	People's United Financial, Inc. (Banks)	12
3,557	PepsiCo, Inc. (Beverages)	427
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	21
312	Perrigo Co. PLC (Pharmaceuticals)	15
1,134	Phillips 66 (Oil, Gas & Consumable Fuels)	61
284	Pinnacle West Capital Corp. (Electric Utilities)	22
800	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	12
423	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	30
1,118	PNC Financial Services Group, Inc. (Banks)	107
603	PPG Industries, Inc. (Chemicals)	50
1,844	PPL Corp. (Electric Utilities)	46
700	Principal Financial Group, Inc. (Insurance)	22
1,881	Prologis, Inc. (Equity Real Estate Investment Trusts)	152
1,025	Prudential Financial, Inc. (Insurance)	53
276	PTC, Inc. (Software)(a)	17
1,290	Public Service Enterprise Group, Inc. (Multi-Utilities)	58
647	PulteGroup, Inc. (Household Durables)	14
167	PVH Corp. (Textiles, Apparel & Luxury Goods)	6
293	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	24
344	Quest Diagnostics, Inc. (Health Care Providers & Services)	28
148	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	10
314	Raymond James Financial, Inc. (Capital Markets)	20
710	Raytheon Co. (Aerospace & Defense)	93
831	Realty Income Corp. (Equity Real Estate Investment Trusts)	41
421	Regency Centers Corp. (Equity Real Estate Investment Trusts)	16
207	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	101
2,436	Regions Financial Corp. (Banks)	22
150	Reinsurance Group of America (Insurance)	13
367	ResMed, Inc. (Health Care Equipment & Supplies)	54
191	RingCentral, Inc., Class - A (Software)(a)	40

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
338	Robert Half International, Inc. (Professional Services)	$13
295	Rockwell Automation, Inc. (Electrical Equipment)	45
231	Roku, Inc. (Household Durables)(a)	20
455	Rollins, Inc. (Commercial Services & Supplies)	16
265	Roper Industries, Inc. (Industrial Conglomerates)	83
923	Ross Stores, Inc. (Specialty Retail)	80
327	RPM International, Inc. (Chemicals)	19
623	S&P Global, Inc. (Capital Markets)	153
778	Sabre Corp. (IT Services)	5
2,125	Salesforce.com, Inc. (Software)(a)	306
187	Sarepta Therapeutics, Inc. (Biotechnology)(a)	18
287	SBA Communications Corp. (Equity Real Estate Investment Trusts)	77
3,531	Schlumberger Ltd. (Energy Equipment & Services)	48
603	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	29
436	Sealed Air Corp. (Containers & Packaging)	11
719	Sempra Energy (Multi-Utilities)	80
481	ServiceNow, Inc. (Software)(a)	138
128	Signature Bank (Banks)	10
783	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	43
3,949	Sirius XM Holdings, Inc. (Media)	20
435	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	39
238	SL Green Realty Corp. (Equity Real Estate Investment Trusts)	10
1,887	Snap, Inc., Class - A (Interactive Media & Services)(a)	22
132	Snap-on, Inc. (Machinery)	14
410	Southwest Airlines Co. (Airlines)	15
297	Spirit Aerosystems Holdings, Inc., Class - A (Aerospace & Defense)	7
394	Splunk, Inc. (Software)(a)	50
2,095	Sprint Nextel Corp. (Wireless Telecommunication Services)(a)	18
886	Square, Inc., Class - A (IT Services)(a)	46
580	SS&C Technologies Holdings, Inc. (Software)	25
388	Stanley Black & Decker, Inc. (Machinery)	39
3,013	Starbucks Corp. (Hotels, Restaurants & Leisure)	198
928	State Street Corp. (Capital Markets)	49
626	Steel Dynamics, Inc. (Metals & Mining)	14
2,721	SVB Financial Group (Banks)(a)	411
1,484	Synchrony Financial (Consumer Finance)	24
383	Synopsys, Inc. (Software)(a)	49
1,236	Sysco Corp. (Food & Staples Retailing)	56
596	T. Rowe Price Group, Inc. (Capital Markets)	58
289	Take-Two Interactive Software, Inc. (Entertainment)(a)	34
645	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	8
739	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5
1,293	Target Corp. (Multiline Retail)	120

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
689	TD Ameritrade Holding Corp. (Capital Markets)	$24
93	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	28
118	Teleflex, Inc. (Health Care Equipment & Supplies)	35
423	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	23
345	Tesla, Inc. (Automobiles)(a)	181
2,385	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	238
551	Textron, Inc. (Aerospace & Defense)	15
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	23
826	The Allstate Corp. (Insurance)	76
12,289	The Blackstone Group, Inc., Class - A (Capital Markets)	560
1,364	The Boeing Co. (Aerospace & Defense)	203
2,944	The Charles Schwab Corp. (Capital Markets)	99
320	The Clorox Co. (Household Products)	55
10,383	The Coca-Cola Co. (Beverages)	459
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	35
4,205	The Estee Lauder Companies, Inc., Class - A (Personal Products)	670
813	The Goldman Sachs Group, Inc. (Capital Markets)	126
919	The Hartford Financial Services Group, Inc. (Insurance)	32
2,783	The Home Depot, Inc. (Specialty Retail)	520
935	The Interpublic Group of Companies, Inc. (Media)	15
291	The J.M. Smucker Co. (Food Products)	32
1,713	The Kraft Heinz Co. (Food Products)	42
2,045	The Kroger Co. (Food & Staples Retailing)	62
129	The Middleby Corp. (Machinery)(a)	7
1,054	The Mosaic Co. (Chemicals)	11
6,362	The Procter & Gamble Co. (Household Products)	700
1,491	The Progressive Corp. (Insurance)	110
212	The Sherwin-Williams Co. (Chemicals)	98
2,675	The Southern Co. (Electric Utilities)	145
19,727	The TJX Companies, Inc. (Specialty Retail)	943
658	The Travelers Companies, Inc. (Insurance)	65
4,598	The Walt Disney Co. (Entertainment)	444
3,092	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	44
1,023	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	290
275	Tiffany & Co. (Specialty Retail)	36
873	T-Mobile USA, Inc. (Wireless Telecommunication Services)(a)	73
299	Tractor Supply Co. (Specialty Retail)	25
611	Trane Technologies PLC (Building Products)	50
123	TransDigm Group, Inc. (Aerospace & Defense)	39
480	TransUnion (Professional Services)	32
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	20
228	TripAdvisor, Inc. (Interactive Media & Services)	4

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,421	Truist Financial Corp. (Banks)	$106
302	Twilio, Inc., Class - A (IT Services)(a)	27
1,881	Twitter, Inc. (Interactive Media & Services)(a)	46
99	Tyler Technologies, Inc. (Software)(a)	29
753	Tyson Foods, Inc., Class - A (Food Products)	44
3,785	U.S. Bancorp (Banks)	130
1,088	Uber Technologies, Inc. (Road & Rail)(a)	30
748	UDR, Inc. (Equity Real Estate Investment Trusts)	27
502	UGI Corp. (Gas Utilities)	13
143	Ulta Beauty, Inc. (Specialty Retail)(a)	25
678	Under Armour, Inc., Class - A (Textiles, Apparel & Luxury Goods)(a)	6
695	Under Armour, Inc., Class - C (Textiles, Apparel & Luxury Goods)(a)	6
1,771	Union Pacific Corp. (Road & Rail)	250
1,788	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	166
189	United Rentals, Inc. (Trading Companies & Distributors)(a)	19
2,092	United Technologies Corp. (Aerospace & Defense)	197
6,316	UnitedHealth Group, Inc. (Health Care Providers & Services)	1,575
866	V.F. Corp. (Textiles, Apparel & Luxury Goods)	47
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	14
1,048	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	48
230	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	24
336	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	53
951	Ventas, Inc. (Equity Real Estate Investment Trusts)	25
270	VeriSign, Inc. (IT Services)(a)	49
10,550	Verizon Communications, Inc. (Diversified Telecommunication Services)	567
397	Versik Analytics, Inc., Class - A (Professional Services)	55
656	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	156
1,161	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	19
4,369	Visa, Inc., Class - A (IT Services)	703
210	VMware, Inc., Class - A (Software)(a)	25
431	Vornado Realty Trust (Equity Real Estate Investment Trusts)	16
323	Voya Financial, Inc. (Diversified Financial Services)	13
338	Vulcan Materials Co. (Construction Materials)	37
117	W.W. Grainger, Inc. (Trading Companies & Distributors)	29
459	Wabtec Corp. (Machinery)	22
1,935	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	89
3,628	Walmart, Inc. (Food & Staples Retailing)	412
1,082	Waste Management, Inc. (Commercial Services & Supplies)	100

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
164	Waters Corp. (Life Sciences Tools & Services)(a)	$30
141	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	8
805	WEC Energy Group, Inc. (Multi-Utilities)	71
1,035	Welltower, Inc. (Equity Real Estate Investment Trusts)	47
189	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	29
1,057	Western Union Co. (IT Services)	19
649	WestRock Co. (Containers & Packaging)	18
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	32
151	Whirlpool Corp. (Household Durables)	13
1,827	Workday, Inc., Class - A (Software)(a)	237
439	WP Carey, Inc. (Equity Real Estate Investment Trusts)	25
1,338	Xcel Energy, Inc. (Electric Utilities)	81
574	Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	11
641	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	50
459	Xylem, Inc. (Machinery)	30
772	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	53
138	Zebra Technologies Corp., Class - A (Electronic Equipment, Instruments & Components)(a)	25
405	Zions Bancorp NA (Banks)	11
1,215	Zoetis, Inc. (Pharmaceuticals)	143
		61,711

	Total Common Stocks	101,699

	Preferred Stocks — 0.04%
	Germany — 0.04%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	5
148	Fuchs Petrolub AG — Preferred (Chemicals)	5
452	Henkel AG & Co. KGAA — Preferred (Household Products)	37

	Total Preferred Stocks	47

	Investment Company — 0.88%
1,059,410	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(c)	1,059

	Total Investment Company	1,059

	Total Investments (cost $116,586) — 85.02%	$102,805
	Other assets in excess of liabilities — 14.98%	18,110

	Net Assets - 100.00%	$120,915

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	68.53%	-	15.58%	84.11%
Preferred Stocks	0.04%	-	-	0.04%
Investment Company	0.04%	0.83%	-	0.87%
Other Assets (Liabilities)	13.89%	0.78%	0.31%	14.98%
Total Net Assets	82.50%	1.61%	15.89%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	110	6/19/20	$14,133	$105
MSCI EAFE Index Future	37	6/19/20	2,885	153
			$17,018	$258

	Total Unrealized Appreciation			$258
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$258

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.26%
	Australia — 1.98%
929	AGL Energy Ltd. (Multi-Utilities)	$10
3,121	Alumina Ltd. (Metals & Mining)	3
4,355	AMP Ltd. (Diversified Financial Services)(a)	3
1,672	APA Group (Gas Utilities)	11
812	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	12
274	ASX Ltd. (Capital Markets)	13
2,899	Aurizon Holdings Ltd. (Road & Rail)	8
2,299	AusNet Services (Electric Utilities)	2
4,080	Australia & New Zealand Banking Group Ltd. (Banks)	43
726	Bendigo & Adelaide Bank Ltd. (Banks)	3
4,206	BHP Billiton Ltd. (Metals & Mining)	77
3,028	BHP Group PLC (Metals & Mining)	47
791	BlueScope Steel Ltd. (Metals & Mining)	4
1,738	Boral Ltd. (Construction Materials)	2
2,249	Brambles Ltd. (Commercial Services & Supplies)	15
369	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	5
693	Challenger Ltd. (Diversified Financial Services)	2
123	CIMIC Group Ltd. (Construction & Engineering)	2
670	Coca-Cola Amatil Ltd. (Beverages)	4
82	Cochlear Ltd. (Health Care Equipment & Supplies)	9
1,604	Coles Group Ltd. (Food & Staples Retailing)	15
2,542	Commonwealth Bank of Australia (Banks)	95
718	Computershare Ltd. (IT Services)	4
469	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	2
1,545	Dexus (Equity Real Estate Investment Trusts)	9
70	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	—
1,990	Fortescue Metals Group Ltd. (Metals & Mining)	12
2,302	Goodman Group (Equity Real Estate Investment Trusts)	17
2,746	GPT Group (Equity Real Estate Investment Trusts)	6
668	Harvey Norman Holdings Ltd. (Multiline Retail)	1
2,488	Incitec Pivot Ltd. (Chemicals)	3
3,263	Insurance Australia Group Ltd. (Insurance)	12
829	LendLease Group (Real Estate Management & Development)	5
473	Macquarie Group Ltd. (Capital Markets)	25
192	Magellan Financial Group Ltd. (Capital Markets)	5
3,915	Medibank Private Ltd. (Insurance)	6
5,538	Mirvac Group (Equity Real Estate Investment Trusts)	7
4,123	National Australia Bank Ltd. (Banks)	42
1,084	Newcrest Mining Ltd. (Metals & Mining)	15
559	Orica Ltd. (Chemicals)	5
2,493	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	7
942	Qantas Airways Ltd. (Airlines)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
1,879	QBE Insurance Group Ltd. (Insurance)	$10
81	REA Group Ltd. (Interactive Media & Services)	4
544	Rio Tinto Ltd. (Metals & Mining)	28
2,509	Santos Ltd. (Oil, Gas & Consumable Fuels)	5
7,504	Scentre Group (Equity Real Estate Investment Trusts)	7
492	Seek Ltd. (Professional Services)	4
638	Sonic Healthcare Ltd. (Health Care Providers & Services)	10
7,513	South32 Ltd. (Metals & Mining)	8
3,417	Stockland (Equity Real Estate Investment Trusts)	5
1,781	Suncorp Group Ltd. (Insurance)	10
1,620	Sydney Airport (Transportation Infrastructure)	6
2,868	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	4
6,212	Telstra Corp. Ltd. (Diversified Telecommunication Services)	12
467	TPG Telecom Ltd. (Diversified Telecommunication Services)	2
3,915	Transurban Group (Transportation Infrastructure)	29
1,020	Treasury Wine Estates Ltd. (Beverages)	6
4,776	Vicinity Centres (Equity Real Estate Investment Trusts)	3
150	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2
1,657	Wesfarmers Ltd. (Food & Staples Retailing)	35
5,099	Westpac Banking Corp. (Banks)	52
185	Wisetech Global Ltd. (Software)	2
1,374	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	15
1,839	Woolworths Group Ltd. (Food & Staples Retailing)	40
529	Worley Ltd. (Energy Equipment & Services)	2
		871

	Austria — 0.06%
91	ANDRITZ AG (Machinery)(a)	3
425	Erste Group Bank AG (Banks)	7
219	OMV AG (Oil, Gas & Consumable Fuels)	6
187	Raiffeisen Bank International AG (Banks)(b)	3
106	Verbund AG (Electric Utilities)	4
146	Voestalpine AG (Metals & Mining)	3
		26

	Belgium — 0.29%
258	Ageas (Insurance)	11
1,086	Anheuser-Busch InBev N.V. (Beverages)	47
73	Colruyt SA (Food & Staples Retailing)	4
114	Groupe Bruxelles Lambert SA (Diversified Financial Services)	9
352	KBC Groep N.V. (Banks)	16
225	Proximus SADP (Diversified Telecommunication Services)	5
105	Solvay SA (Chemicals)	8
59	Telenet Group Holding N.V. (Media)	2
188	UCB SA (Pharmaceuticals)	16

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
289	Umicore SA (Chemicals)(b)	$10
		128

	Bermuda — 0.25%
594	Arch Capital Group Ltd. (Insurance)(a)	17
230	Athene Holding Ltd. (Insurance)(a)	6
207	Bunge Ltd. (Food Products)	8
58	Everest Re Group Ltd. (Insurance)	11
555	IHS Markit Ltd. (Professional Services)	33
563	Invesco Ltd. (Capital Markets)	5
881	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	20
66	RenaissanceRe Holdings Ltd. (Insurance)	10
1,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	2
		112

	Canada — 3.67%
300	Agnico-Eagle Mines Ltd. (Metals & Mining)	12
200	Air Canada (Airlines)(a)	2
707	Algonquin Power & Utilities Corp. (Multi-Utilities)	9
1,300	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	31
400	AltaGas Ltd. (Gas Utilities)	4
100	Atco Ltd. (Multi-Utilities)	3
1,000	Aurora Cannabis, Inc. (Pharmaceuticals)^(a)	1
919	Bank of Montreal (Banks)	46
2,500	Barrick Gold Corp. (Metals & Mining)	46
200	BCE, Inc. (Diversified Telecommunication Services)	8
700	Blackberry Ltd. (Software)(a)	3
2,700	Bombardier, Inc. (Aerospace & Defense)(a)(b)	1
1,300	Brookfield Asset Management, Inc. (Capital Markets)	57
600	Cameco Corp. (Oil, Gas & Consumable Fuels)	5
100	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	4
600	Canadian Imperial Bank of Commerce (Banks)	35
1,029	Canadian National Railway Co. (Road & Rail)	81
1,700	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	23
200	Canadian Pacific Railway Ltd. (Road & Rail)	44
100	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	6
200	Canadian Utilities Ltd., Class - A (Multi-Utilities)	5
300	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	4
200	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	6
1,500	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	3
300	CGI, Inc. (IT Services)(a)	16
300	CI Financial Corp. (Capital Markets)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
26	Constellation Software, Inc. (Software)	$23
300	Cronos Group, Inc. (Pharmaceuticals)^(a)	2
400	Dollarama, Inc. (Multiline Retail)	11
400	Emera, Inc. (Electric Utilities)	16
300	Empire Co. Ltd. (Food & Staples Retailing)	6
2,895	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	83
36	Fairfax Financial Holdings Ltd. (Insurance)	11
200	First Capital Real Estate Investment Trust (Real Estate Management & Development)	2
900	First Quantum Minerals Ltd. (Metals & Mining)	5
650	Fortis, Inc. (Electric Utilities)	25
239	Franco-Nevada Corp. (Metals & Mining)	24
300	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4
400	Great-West Lifeco, Inc. (Insurance)	7
200	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1
500	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	1
500	Hydro One Ltd. (Electric Utilities)(b)	9
138	iA Financial Corp., Inc. (Insurance)	4
100	IGM Financial, Inc. (Capital Markets)^	2
349	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	4
200	Intact Financial Corp. (Insurance)(b)	17
600	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)^	4
300	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	3
1,800	Kinross Gold Corp. (Metals & Mining)(a)	7
400	Kirkland Lake Gold Ltd. (Metals & Mining)	12
237	Loblaw Companies Ltd. (Food & Staples Retailing)	12
159	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	30
1,000	Lundin Mining Corp. (Metals & Mining)(b)	4
400	Magna International, Inc. (Auto Components)	13
2,800	Manulife Financial Corp. (Insurance)	36
100	Methanex Corp. (Chemicals)	1
400	Metro, Inc. (Food & Staples Retailing)	16
530	National Bank of Canada (Banks)	20
800	Nutrien Ltd. (Chemicals)	28
100	Onex Corp. (Diversified Financial Services)	4
445	Open Text Corp. (Software)(b)	16
420	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)^	1
200	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels)(b)	4
752	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	14
820	Power Corp. of Canada (Insurance)^	13
300	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)(b)	2
300	Quebecor, Inc. (Media)	7
400	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	16
200	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
500	Rogers Communications, Inc. (Wireless Telecommunication Services)	$21
2,041	Royal Bank of Canada (Banks)	126
400	Saputo, Inc. (Food Products)(b)	10
700	Shaw Communications, Inc., Class - B (Media)	11
126	Shopify, Inc. (IT Services)(a)	53
100	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1
900	Sun Life Financial, Inc. (Insurance)	29
2,200	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	35
1,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	57
700	Teck Cominco Ltd., Class - B (Metals & Mining)	5
600	TELUS Corp. (Diversified Telecommunication Services)	10
1,772	The Bank of Nova Scotia (Banks)	72
300	The Stars Group, Inc. (Hotels, Restaurants & Leisure)(a)	6
2,648	The Toronto-Dominion Bank (Banks)	113
300	Thomson Reuters Corp. (Professional Services)	20
400	Waste Connections, Inc. (Commercial Services & Supplies)	31
100	West Fraser Timber Co. Ltd. (Paper & Forest Products)	2
100	Weston (George) Ltd. (Food & Staples Retailing)	7
700	Wheaton Precious Metals Corp. (Metals & Mining)	19
134	WSP Global, Inc. (Construction & Engineering)	8
		1,616

	China — 0.03%
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	15

	Denmark — 0.41%
5	A.P. Moller - Maersk A/S, Class - A (Marine)	4
9	A.P. Moller - Maersk A/S, Class - B (Marine)	8
151	Carlsberg A/S, Class - B (Beverages)	17
149	Christian Hansen Holding A/S (Chemicals)(b)	11
168	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	24
950	Danske Bank A/S (Banks)(a)	11
143	Demant A/S (Health Care Equipment & Supplies)(a)	3
309	DSV Panalpina A/S (Road & Rail)	29
234	ISS A/S (Commercial Services & Supplies)	3
310	Novozymes A/S, B Shares (Chemicals)	14
266	Orsted A/S (Electric Utilities)(b)	26
156	Pandora A/S (Textiles, Apparel & Luxury Goods)(b)	5
168	Tryg A/S (Insurance)	4
275	Vestas Wind Systems A/S (Electrical Equipment)	22
		181

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland — 0.41%
202	Elisa Oyj (Diversified Telecommunication Services)	$12
629	Fortum Oyj (Electric Utilities)	9
499	Kone Oyj, Class - B (Machinery)	28
157	Metso Oyj (Machinery)	4
597	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	20
8,274	Nokia Oyj (Communications Equipment)	25
186	Nokian Renkaat Oyj (Auto Components)	4
4,703	Nordea Bank Abp (Banks)(a)	27
62	Nordea Bank Abp (Banks)(a)	—
652	Sampo Oyj, Class - A (Insurance)	19
827	Stora Enso Oyj, R Shares (Paper & Forest Products)(a)	8
754	UPM-Kymmene Oyj (Paper & Forest Products)	21
631	Wartsila Oyj Abp, Class - B (Machinery)	5
		182

	France — 3.28%
261	Accor SA (Hotels, Restaurants & Leisure)(b)	7
43	Aeroports de Paris (Transportation Infrastructure)	4
674	Air Liquide SA (Chemicals)	86
282	Alstom SA (Machinery)(b)	12
93	Amundi SA (Capital Markets)(b)	6
98	Arkema SA (Chemicals)	7
137	Atos SE (IT Services)	9
2,771	AXA SA (Insurance)	47
1,604	BNP Paribas (Banks)	48
1,315	Bollore SA (Air Freight & Logistics)	4
316	Bouygues SA (Construction & Engineering)	9
408	Bureau Veritas SA (Professional Services)(b)	8
224	Capgemini SE (IT Services)	19
880	Carrefour SA (Food & Staples Retailing)	14
87	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	3
255	CNP Assurances (Insurance)	2
722	Compagnie de Saint-Gobain (Building Products)	17
251	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	22
67	Covivio (Equity Real Estate Investment Trusts)	4
1,619	Credit Agricole SA (Banks)	11
885	Danone SA (Food Products)	57
193	Dassault Systemes SE (Software)	28
339	Edenred (Commercial Services & Supplies)	14
115	Eiffage SA (Construction & Engineering)(b)	8
954	Electricite de France SA (Electric Utilities)	7
2,670	ENGIE (Multi-Utilities)	27
406	EssilorLuxottica SA (Health Care Equipment & Supplies)	43
50	Eurazeo SE (Diversified Financial Services)	2
271	Eutelsat Communications (Media)(b)	3
118	Faurecia (Auto Components)	3
65	Gecina SA (Equity Real Estate Investment Trusts)(b)	9
625	Getlink SE (Transportation Infrastructure)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
45	Hermes International (Textiles, Apparel & Luxury Goods)	$31
37	Icade (Equity Real Estate Investment Trusts)	3
33	Iliad SA (Diversified Telecommunication Services)(b)	4
88	Ingenico Group SA (Electronic Equipment, Instruments & Components)	9
56	Ipsen SA (Pharmaceuticals)	3
93	JCDecaux SA (Media)(b)	2
108	Kering SA (Textiles, Apparel & Luxury Goods)	56
291	Klepierre (Equity Real Estate Investment Trusts)^	6
392	Legrand SA (Electrical Equipment)	25
361	L'Oreal SA (Personal Products)	93
400	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	147
1,408	Natixism SA (Capital Markets)	4
2,916	Orange SA (Diversified Telecommunication Services)(b)	36
307	Pernod Ricard SA (Beverages)	44
849	Peugeot SA (Automobiles)	11
311	Publicis Groupe (Media)	8
29	Remy Cointreau SA (Beverages)	3
272	Renault SA (Automobiles)(b)	5
41	Sartorius Stedim Biotech (Life Sciences Tools & Services)(a)	8
801	Schneider Electric SA (Electrical Equipment)(b)	68
232	SCOR SE (Insurance)	5
29	SEB SA (Household Durables)	4
1,182	Societe Generale (Banks)	19
125	Sodexo SA (Hotels, Restaurants & Leisure)	8
504	Suez Environnement Co. (Multi-Utilities)	5
87	Teleperformance (Professional Services)	18
3,435	Total SA (Oil, Gas & Consumable Fuels)	129
119	UbiSoft Entertainment SA (Entertainment)(a)	9
195	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	10
341	Valeo SA (Auto Components)	6
759	Veolia Environnement (Multi-Utilities)	16
727	Vinci SA (Construction & Engineering)	60
1,228	Vivendi SA (Entertainment)	26
37	Wendel SA (Diversified Financial Services)	3
177	Worldline SA (IT Services)(a)(b)	10
		1,442

	Germany — 2.59%
258	adidas AG (Textiles, Apparel & Luxury Goods)	57
602	Allianz SE (Insurance)	103
1,691	Aroundtown SA (Real Estate Management & Development)(b)	8
1,311	BASF SE (Chemicals)	61
485	Bayerische Motoren Werke AG (Automobiles)	25
142	Beiersdorf AG (Personal Products)	14
220	Brenntag AG (Trading Companies & Distributors)	8
61	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)(a)	6
1,423	Commerzbank AG (Banks)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
155	Continental AG (Auto Components)	$11
247	Covestro AG (Chemicals)(b)	7
1,304	Daimler AG, Registered Shares (Automobiles)	39
166	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	12
2,771	Deutsche Bank AG (Capital Markets)	18
277	Deutsche Boerse AG (Capital Markets)	38
354	Deutsche Lufthansa AG, Registered Shares (Airlines)^	3
1,430	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	38
4,778	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	62
504	Deutsche Wohnen AG (Real Estate Management & Development)	19
3,228	E.ON AG (Multi-Utilities)	33
274	Evonik Industries AG (Chemicals)	6
65	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	3
304	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	20
234	GEA Group AG (Machinery)	5
86	Hannover Rueckversicherung AG (Insurance)	12
211	HeidelbergCement AG (Construction Materials)	9
147	Henkel AG & Co. KGAA (Household Products)	11
39	Hochtief AG (Construction & Engineering)(b)	3
1,831	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	26
102	KION Group AG (Machinery)(b)	4
71	Knorr-Bremse AG (Machinery)	6
128	Lanxess AG (Chemicals)	5
227	Metro AG (Food & Staples Retailing)	2
74	MTU Aero Engines AG (Aerospace & Defense)	11
208	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	42
122	Puma SE (Textiles, Apparel & Luxury Goods)	7
831	RWE AG (Multi-Utilities)	22
1,411	SAP SE (Software)	158
51	Sartorius AG (Health Care Equipment & Supplies)(a)	12
1,098	Siemens AG (Industrial Conglomerates)	92
219	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	8
181	Symrise AG (Chemicals)(b)	17
1,124	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	3
596	thyssenkrupp AG (Metals & Mining)(a)	3
655	TUI AG (Hotels, Restaurants & Leisure)	3
294	Uniper SE (Independent Power and Renewable Electricity Producers)	7
183	United Internet AG (Diversified Telecommunication Services)(b)	5
47	Volkswagen AG (Automobiles)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
736	Vonovia SE (Real Estate Management & Development)	$37
166	Wirecard AG (IT Services)^	19
208	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	8
		1,139

	Hong Kong — 1.28%
17,292	AIA Group Ltd. (Insurance)	154
400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	4
5,500	BOC Hong Kong (Holdings) Ltd. (Banks)	15
1,900	Budweiser Brewing Co. Apac Ltd. (Beverages)(a)(b)	5
4,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	22
1,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	5
2,500	CLP Holdings Ltd. (Electric Utilities)	23
600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	3
3,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	15
3,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	6
1,100	Hang Seng Bank Ltd. (Banks)	19
2,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	8
3,500	HK Electric Investments Ltd. (Electric Utilities)	3
5,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	7
15,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	25
1,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	51
1,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	6
300	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	7
1,000	Kerry Properties Ltd. (Real Estate Management & Development)	3
305	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	4
2,500	MTR Corp. Ltd. (Road & Rail)	13
9,000	New World Development Co. Ltd. (Real Estate Management & Development)	10
2,000	NWS Holdings Ltd. (Industrial Conglomerates)	2
7,000	PCCW Ltd. (Diversified Telecommunication Services)(b)	4
1,779	Power Assets Holdings Ltd. (Electric Utilities)	11
3,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	13
4,000	Sino Land Co. Ltd. (Real Estate Management & Development)	5
3,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	3
2,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	32

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
639	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	$4
1,800	Swire Properties Ltd. (Real Estate Management & Development)	5
2,257	Techtronic Industries Co. Ltd. (Household Durables)	14
2,011	The Bank of East Asia Ltd. (Banks)	4
3,006	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	25
953	Vitasoy International Holdings Ltd. (Food Products)	3
13,500	WH Group Ltd. (Food Products)(b)	12
2,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	8
1,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	7
2,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	3
		563

	Ireland (Republic of) — 0.91%
1,025	AIB Group PLC (Banks)	1
133	Allegion PLC (Building Products)	12
1,431	Bank of Ireland Group PLC (Banks)	3
1,143	CRH PLC (Construction Materials)(b)	30
139	DCC PLC (Industrial Conglomerates)(b)	9
602	Eaton Corp. PLC (Electrical Equipment)	47
1,331	Experian PLC (Professional Services)	37
112	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	10
649	James Hardie Industries PLC (Construction Materials)	8
233	Kerry Group PLC (Food Products)	27
217	Kingspan Group PLC (Building Products)	12
1,923	Medtronic PLC (Health Care Equipment & Supplies)	173
239	Pentair PLC (Machinery)	7
320	Smurfit Kappa Group PLC (Containers & Packaging)	9
120	STERIS PLC (Health Care Equipment & Supplies)	17
		402

	Isle of Man — 0.01%
863	GVC Holdings PLC (Hotels, Restaurants & Leisure)	6

	Israel — 0.17%
53	Azrieli Group (Real Estate Management & Development)	3
1,607	Bank Hapoalim BM (Banks)	10
2,113	Bank Leumi Le (Banks)	12
176	Checkpoint Software Technologies Ltd. (Software)(a)	17
55	CyberArk Software Ltd. (Software)(a)	5
887	Israel Chemicals Ltd. (Chemicals)(b)	3
1,718	Israel Discount Bank, Class - A (Banks)	5
176	Mizrahi Tefahot Bank Ltd. (Banks)	3
88	Nice Ltd. (Software)(a)	12
67	Wix.com Ltd. (IT Services)(a)	7
		77

	Italy — 0.74%
1,612	Assicurazioni Generali SpA (Insurance)	22

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
700	Atlantia SpA (Transportation Infrastructure)	$9
853	Davide Campari - Milano SpA (Beverages)	6
11,600	Enel SpA (Electric Utilities)(b)	80
3,712	Eni SpA (Oil, Gas & Consumable Fuels)	37
179	Ferrari N.V. (Automobiles)	27
1,531	Fiat Chrysler Automobiles N.V. (Automobiles)	11
889	FinecoBank Banca Fineco SpA (Banks)	8
21,496	Intesa Sanpaolo SpA (Banks)(b)	34
883	Mediobanca SpA (Banks)	5
254	Moncler SpA (Textiles, Apparel & Luxury Goods)	9
503	Pirelli & C SpA (Auto Components)(b)	2
767	Poste Italiane SpA (Insurance)(b)	6
356	Prusmian SpA (Electrical Equipment)	6
155	Recordati SpA (Pharmaceuticals)	7
2,945	Snam SpA (Oil, Gas & Consumable Fuels)	13
13,448	Telecom Italia SpA (Diversified Telecommunication Services)(a)	5
7,590	Telecom Italia SpA (Diversified Telecommunication Services)	3
1,993	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	13
2,943	Unicredit SpA (Banks)	23
		326

	Japan — 8.69%
42	ABC-Mart, Inc. (Specialty Retail)	2
500	ACOM Co. Ltd. (Consumer Finance)	2
300	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	12
900	Aeon Co. Ltd. (Food & Staples Retailing)	20
200	AEON Credit Service Co. Ltd. (Consumer Finance)	2
100	AEON Mall Co. Ltd. (Real Estate Management & Development)	1
300	Air Water, Inc. (Chemicals)	4
200	Aisin Seiki Co. Ltd. (Auto Components)	5
600	Ajinomoto Co., Inc. (Food Products)	11
300	Alfresa Holdings Corp. (Health Care Providers & Services)	6
300	ALPS Alpine Co. Ltd. (Electronic Equipment, Instruments & Components)	3
500	Amada Holdings Co. Ltd. (Machinery)	4
200	ANA Holdings, Inc. (Airlines)	5
200	Aozora Bank Ltd. (Banks)	4
300	Asahi Glass Co. Ltd. (Building Products)	7
500	Asahi Group Holdings Ltd. (Beverages)	16
300	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	7
300	Bandai Namco Holdings, Inc. (Leisure Products)	15
100	Benesse Holdings, Inc. (Diversified Consumer Services)	3
833	Bridgestone Corp. (Auto Components)	25
300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	5
100	CALBEE, Inc. (Food Products)	3
1,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	31
300	Casio Computer Co. Ltd. (Household Durables)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Central Japan Railway Co. (Road & Rail)	$31
900	Chubu Electric Power Co. Inc. (Electric Utilities)	12
200	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	4
1,400	Concordia Financial Group Ltd. (Banks)	4
200	Credit Saison Co. Ltd. (Consumer Finance)	2
200	CyberAgent, Inc. (Media)	8
400	Daicel Corp. (Chemicals)	3
130	Daifuku Co. Ltd. (Machinery)	8
320	Daikin Industries Ltd. (Building Products)	38
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	9
800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	20
3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	7
2,200	Daiwa Securities Group, Inc. (Capital Markets)	9
656	Denso Corp. (Auto Components)	21
300	Dentsu Group, Inc. (Media)	6
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	7
400	East Japan Railway Co. (Road & Rail)	30
200	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	4
400	FamilyMart Co. Ltd. (Food & Staples Retailing)	7
249	Fanuc Ltd. (Machinery)	33
100	Fast Retailing Co. Ltd. (Specialty Retail)	40
200	Fuji Electric Co. Ltd. (Electrical Equipment)	4
500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	25
252	Fujitsu Ltd. (IT Services)(b)	22
200	Fukuoka Financial Group, Inc. (Banks)	3
100	GMO Payment Gateway, Inc. (IT Services)	7
300	Hakuhodo DY Holdings, Inc. (Media)	3
200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	8
300	Hankyu Hanshin Holdings, Inc. (Road & Rail)	10
27	Hikari Tsushin, Inc. (Specialty Retail)	5
400	Hino Motors Ltd. (Machinery)	2
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	4
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	5
200	Hitachi Chemical Co. Ltd. (Chemicals)	9
200	Hitachi Construction Machinery Co. Ltd. (Machinery)	4
100	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	7
1,440	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	41
300	Hitachi Metals Ltd. (Metals & Mining)	3
2,300	Honda Motor Co. Ltd. (Automobiles)	51
100	Hoshizaki Corp. (Machinery)	7

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
500	HOYA Corp. (Health Care Equipment & Supplies)	$43
400	Hulic Co. Ltd. (Real Estate Management & Development)	4
252	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	6
200	IHI Corp. (Machinery)	2
200	Iida Group Holdings Co. Ltd. (Household Durables)	3
1,500	INPEX Corp. (Oil, Gas & Consumable Fuels)	8
500	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	3
800	Isuzu Motors Ltd. (Automobiles)	5
1,900	ITOCHU Corp. (Trading Companies & Distributors)	39
100	ITOCHU Techno-Solutions Corp. (IT Services)	3
300	J. Front Retailing Co. Ltd. (Multiline Retail)	2
148	Japan Airlines Co. Ltd. (Airlines)	3
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	4
700	Japan Exchange Group, Inc. (Capital Markets)	12
600	Japan Post Bank Co. Ltd. (Banks)	6
2,200	Japan Post Holdings Co. Ltd. (Insurance)(b)	17
300	Japan Post Insurance Co. Ltd. (Insurance)(b)	4
1	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	3
2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	12
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	5
700	JFE Holdings, Inc. (Metals & Mining)	5
300	JGC Holdings Corp. (Construction & Engineering)	2
300	JTEKT Corp. (Machinery)	2
4,500	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	16
600	Kajima Corp. (Construction & Engineering)	6
200	Kakaku.com, Inc. (Interactive Media & Services)	4
200	Kamigumi Co. Ltd. (Transportation Infrastructure)	3
300	Kansai Paint Co. Ltd. (Chemicals)	6
727	Kao Corp. (Personal Products)	60
200	Kawasaki Heavy Industries Ltd. (Machinery)	3
2,574	KDDI Corp. (Wireless Telecommunication Services)	76
100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	4
300	Keikyu Corp. (Road & Rail)	5
132	Keio Corp. (Road & Rail)	8
200	Keisei Electric Railway Co. Ltd. (Road & Rail)	6
234	Keyence Corp. (Electronic Equipment, Instruments & Components)	74
200	Kikkoman Corp. (Food Products)	8
300	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	14
1,200	Kirin Holdings Co. Ltd., Class - C (Beverages)	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	$9
134	Koito Manufacturing Co. Ltd. (Auto Components)	5
1,300	Komatsu Ltd. (Machinery)	21
100	Konami Holdings Corp. (Entertainment)	3
600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	2
43	Kose Corp. (Personal Products)	5
1,500	Kubota Corp. (Machinery)	19
500	Kuraray Co. Ltd. (Chemicals)	5
100	Kurita Water Industries Ltd. (Machinery)	2
500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	30
300	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	7
500	Kyushu Electric Power Co., Inc. (Electric Utilities)	4
200	Kyushu Railway Co. (Road & Rail)	6
100	Lawson, Inc. (Food & Staples Retailing)	5
100	LINE Corp. (Interactive Media & Services)(a)	5
300	Lion Corp. (Household Products)	6
400	LIXIL Group Corp. (Building Products)	5
600	M3, Inc. (Health Care Technology)	18
300	Makita Corp. (Machinery)	9
2,200	Marubeni Corp. (Trading Companies & Distributors)	11
300	Marui Group Co. Ltd. (Multiline Retail)	5
100	Maruichi Steel Tube Ltd. (Metals & Mining)	2
800	Mazda Motor Corp. (Automobiles)	4
100	McDonald's Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	5
1,100	Mebuki Financial Group, Inc. (Banks)	2
300	Medipal Holdings Corp. (Health Care Providers & Services)	5
100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	2
500	MINEBEA MITSUMI, Inc. (Machinery)	7
400	MISUMI Group, Inc. (Machinery)	9
1,900	Mitsubishi Corp. (Trading Companies & Distributors)	41
2,600	Mitsubishi Electric Corp. (Electrical Equipment)	32
1,700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	25
200	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	2
200	Mitsubishi Materials Corp. (Metals & Mining)	4
1,000	Mitsubishi Motors Corp. (Automobiles)	3
17,479	Mitsubishi UFJ Financial Group, Inc. (Banks)	65
500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2
300	Mitsui Chemicals, Inc. (Chemicals)	6
1,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	23
200	Mitsui O.S.K. Lines Ltd. (Marine)	4
34,800	Mizuho Financial Group, Inc. (Banks)	40
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	5
730	MS&AD Insurance Group Holdings, Inc. (Insurance)	20

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
837	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$42
200	Nabtesco Corp. (Machinery)	5
300	Nagoya Railroad Co. Ltd. (Road & Rail)	8
330	NEC Corp. (Technology Hardware, Storage & Peripherals)	12
700	Nexon Co. Ltd. (Entertainment)	12
400	NGK Insulators Ltd. (Machinery)	5
200	NGK Spark Plug Co. Ltd. (Auto Components)	3
100	NH Foods Ltd. (Food Products)	3
600	Nidec Corp. (Electrical Equipment)	31
500	Nikon Corp. (Household Durables)	5
145	Nintendo Co. Ltd. (Entertainment)	57
2	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	13
100	Nippon Express Co. Ltd. (Road & Rail)	5
200	Nippon Paint Holdings Co. Ltd. (Chemicals)	10
3	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	8
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	8
1,200	Nippon Steel Corp. (Metals & Mining)(b)	11
1,862	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	45
200	Nippon Yusen Kabushiki Kaisha (Marine)	2
3,300	Nissan Motor Co. Ltd. (Automobiles)	11
254	Nisshin Seifun Group, Inc. (Food Products)	4
100	Nissin Foods Holdings Co. Ltd. (Food Products)	8
100	Nitori Holdings Co. Ltd. (Specialty Retail)	14
200	Nitto Denko Corp. (Chemicals)	9
4,700	Nomura Holdings, Inc. (Capital Markets)	20
200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	3
6	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	8
535	Nomura Research Institute Ltd. (IT Services)	11
500	NSK Ltd. (Machinery)	3
900	NTT Data Corp. (IT Services)	9
1,966	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	61
900	Obayashi Corp. (Construction & Engineering)	8
100	OBIC Co. Ltd. (IT Services)	13
400	Odakyu Electric Railway Co. Ltd. (Road & Rail)	9
1,300	Oji Paper Co. Ltd. (Paper & Forest Products)	7
1,700	Olympus Corp. (Health Care Equipment & Supplies)	25
247	OMRON Corp. (Electronic Equipment, Instruments & Components)	13
500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	11
49	Oracle Corp. Japan (Software)	4
300	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	38
1,900	ORIX Corp. (Diversified Financial Services)	23

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4	ORIX Jreit, Inc. (Equity Real Estate Investment Trusts)	$5
500	Osaka Gas Co. Ltd. (Gas Utilities)	9
134	OTSUKA Corp. (IT Services)	6
600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	22
668	Pan Pacific International Holdings Corp. (Multiline Retail)	13
3,100	Panasonic Corp. (Household Durables)	23
200	Park24 Co. Ltd. (Commercial Services & Supplies)	3
100	PeptiDream, Inc. (Biotechnology)(a)	3
300	Persol Holdings Co. Ltd. (Professional Services)	3
148	Pigeon Corp. (Household Products)	6
100	Pola Orbis Holdings, Inc. (Personal Products)	2
1,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	9
2,000	Recruit Holdings Co. Ltd. (Professional Services)(b)	52
1,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	4
3,000	Resona Holdings, Inc. (Banks)	9
1,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	7
43	Rinnai Corp. (Household Durables)	3
121	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	7
310	Ryohin Keikaku Co. Ltd. (Multiline Retail)	3
100	Sankyo Co. Ltd. (Leisure Products)	3
500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	9
300	SBI Holdings, Inc. (Capital Markets)	4
300	SECOM Co. Ltd. (Commercial Services & Supplies)	25
200	Sega Sammy Holdings, Inc. (Leisure Products)	2
300	Seibu Holdings, Inc. (Industrial Conglomerates)	3
400	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	4
500	Sekisui Chemical Co. Ltd. (Household Durables)	7
900	Sekisui House Ltd. (Household Durables)	15
1,067	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	36
800	Seven Bank Ltd. (Banks)	2
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	5
300	Sharp Corp. (Household Durables)(b)	3
28	Shimamura Co. Ltd. (Specialty Retail)	2
100	Shimano, Inc. (Leisure Products)	14
900	Shimizu Corp. (Construction & Engineering)	7
500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	48
300	Shinsei Bank Ltd. (Banks)(b)	4
600	Shiseido Co. Ltd. (Personal Products)	35
200	Showa Denko KK (Chemicals)	4
100	SMC Corp. (Machinery)	43
2,400	Softbank Corp. (Wireless Telecommunication Services)	31
2,218	SoftBank Group Corp. (Wireless Telecommunication Services)	79

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	$5
500	Sompo Holdings, Inc. (Insurance)	15
1,800	Sony Corp. (Household Durables)	106
200	Sony Financial Holdings, Inc. (Insurance)	3
100	Square Enix Holdings Co. Ltd. (Entertainment)	4
200	Stanley Electric Co. Ltd. (Auto Components)	4
900	Subaru Corp. (Automobiles)	17
400	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	5
1,700	Sumitomo Corp. (Trading Companies & Distributors)	19
1,100	Sumitomo Electric Industries Ltd. (Auto Components)	11
142	Sumitomo Heavy Industries Ltd. (Machinery)	3
300	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	6
1,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	46
423	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	12
500	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	12
200	Sumitomo Rubber Industries Ltd. (Auto Components)	2
100	Sundrug Co. Ltd. (Food & Staples Retailing)	3
200	Suntory Beverage & Food Ltd. (Beverages)	8
100	Suzuken Co. Ltd. (Health Care Providers & Services)	4
500	Suzuki Motor Corp. (Automobiles)	12
200	Sysmex Corp. (Health Care Equipment & Supplies)	14
800	T&D Holdings, Inc. (Insurance)	6
200	Taiheiyo Cement Corp. (Construction Materials)	3
300	Taisei Corp. (Construction & Engineering)	9
46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	3
200	Taiyo Nippon Sanso Corp. (Chemicals)	3
200	TDK Corp. (Electronic Equipment, Instruments & Components)	15
300	Teijin Ltd. (Chemicals)	5
100	The Bank of Kyoto Ltd. (Banks)	3
900	The Chiba Bank Ltd. (Banks)	4
400	The Chugoku Electric Power Company, Inc. (Electric Utilities)	6
1,586	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	19
1,000	The Kansai Electric Power Co., Inc. (Electric Utilities)	11
600	The Shizuoka Bank Ltd. (Banks)	4
200	The Yokohama Rubber Co. Ltd. (Auto Components)	2
200	THK Co. Ltd. (Machinery)	4
245	Tobu Railway Co. Ltd. (Road & Rail)	9
145	Toho Co. Ltd. (Entertainment)	4
100	Toho Gas Co. Ltd. (Gas Utilities)	5
700	Tohoku Electric Power Co., Inc. (Electric Utilities)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
931	Tokio Marine Holdings, Inc. (Insurance)	$44
100	Tokyo Century Corp. (Diversified Financial Services)	3
2,200	Tokyo Electric Power Co., Inc. (Electric Utilities)(a)	8
200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	37
800	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	4
500	Tokyo Gas Co. Ltd. (Gas Utilities)	12
700	Tokyu Corp. (Road & Rail)	11
400	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	6
2,000	Toray Industries, Inc. (Chemicals)	9
600	Toshiba Corp. (Industrial Conglomerates)	14
400	Tosoh Corp. (Chemicals)	5
200	TOTO Ltd. (Building Products)	7
200	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	2
100	Toyo Suisan Kaisha Ltd. (Food Products)	5
100	Toyoda Gosei Co. Ltd. (Auto Components)	2
200	Toyota Industries Corp. (Auto Components)	10
3,330	Toyota Motor Corp. (Automobiles)	200
200	Trend Micro, Inc. (Software)	10
47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	6
600	Unicharm Corp. (Household Products)	23
4	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	4
300	USS Co. Ltd. (Specialty Retail)	4
100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	7
200	Yakult Honsha Co. Ltd. (Food Products)(b)	13
800	Yamada Denki Co. Ltd. (Specialty Retail)	3
200	Yamaha Corp. (Leisure Products)	8
400	Yamaha Motor Co. Ltd. (Automobiles)	5
400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	6
200	Yamazaki Baking Co. Ltd. (Food Products)	4
400	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	11
300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	4
4,000	Z Holdings Corp. (Interactive Media & Services)	12
200	ZOZO, Inc. (Internet & Direct Marketing Retail)	3
		3,826

	Jersey — 0.08%
15,548	Glencore International PLC (Metals & Mining)(b)	24
1,780	WPP PLC (Media)	12
		36

	Liberia — 0.02%
261	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	8

	Luxembourg — 0.05%
870	Altice Europe NV (Media)(a)(b)	3
939	ArcelorMittal SA (Metals & Mining)	10

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg (continued)
151	Millicom International Cellular SA (Wireless Telecommunication Services)	$4
535	SES - FDR, Class - A (Media)(b)	3
691	Tenaris SA (Energy Equipment & Services)	4
		24

	Netherlands — 1.56%
599	ABN AMRO Group N.V. (Banks)(b)	5
15	Adyen N.V. (IT Services)(a)(b)	13
2,625	AEGON N.V. (Insurance)	7
188	Aercap Holdings N.V. (Trading Companies & Distributors)(a)	4
838	Airbus SE (Aerospace & Defense)	54
307	Akzo Nobel N.V. (Chemicals)	20
611	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	162
1,436	CNH Industrial N.V. (Machinery)	8
154	Exor N.V. (Diversified Financial Services)	8
163	Heineken Holding N.V., Class - A (Beverages)	13
380	Heineken N.V. (Beverages)	32
5,586	ING Groep N.V. (Banks)	28
157	Just Eat Takeaway (Internet & Direct Marketing Retail)(a)(b)	12
5,052	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	12
1,637	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	38
266	Koninklijke DSM N.V. (Chemicals)	30
1,299	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	53
109	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	6
390	LyondellBasell Industries N.V., Class - A (Chemicals)	19
445	NN Group N.V. (Insurance)(b)	12
399	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	33
697	Prosus N.V. (Internet & Direct Marketing Retail)(a)(b)	48
327	QIAGEN N.V. (Life Sciences Tools & Services)(a)	13
169	Randstad N.V. (Professional Services)	6
965	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	21
410	Wolters Kluwer N.V. (Professional Services)	29
		686

	New Zealand — 0.11%
1,042	A2 Milk Co. Ltd. (Food Products)(a)	11
1,374	Auckland International Airport Ltd. (Transportation Infrastructure)	4
841	Fisher & Paykel Healthcare COR (Health Care Equipment & Supplies)	15
1,074	Fletcher Building Ltd. (Construction Materials)	2
878	Mercury NZ Ltd. (Electric Utilities)	2
1,904	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	5
503	Ryman Healthcare Ltd. (Health Care Providers & Services)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
2,712	Spark New Zealand Ltd. (Diversified Telecommunication Services)	$7
		49

	Norway — 0.20%
136	Aker BP ASA (Oil, Gas & Consumable Fuels)	2
1,357	DNB ASA (Banks)	15
1,472	Equinor ASA (Oil, Gas & Consumable Fuels)	19
298	Gjensidige Forsikring ASA (Insurance)(a)	5
620	Mowi ASA (Food Products)	10
1,987	Norsk Hydro ASA (Metals & Mining)	4
1,086	Orkla ASA (Food Products)	9
124	Schibsted ASA (Media)(b)	2
1,048	Telenor ASA (Diversified Telecommunication Services)	15
252	Yara International ASA (Chemicals)	8
		89

	Panama — 0.02%
620	Carnival Corp., Class - A (Hotels, Restaurants & Leisure)	8

	Papua New Guinea — 0.01%
1,949	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	3

	Portugal — 0.07%
3,711	EDP - Energias de Portugal SA (Electric Utilities)	15
711	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	8
374	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	7
		30

	Singapore — 0.45%
4,292	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	9
3,900	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	4
3,600	CapitaLand Ltd. (Real Estate Management & Development)	7
3,800	CapitaMall Trust (Equity Real Estate Investment Trusts)	5
600	City Developments Ltd. (Real Estate Management & Development)	3
3,200	ComfortDelGro Corp. Ltd. (Road & Rail)	3
2,600	DBS Group Holdings Ltd. (Banks)	35
769	Flex Ltd. (Electronic Equipment, Instruments & Components)(a)	6
9,000	Genting Singapore PLC (Hotels, Restaurants & Leisure)	4
100	Jardine Cycle & Carriage Ltd. (Distributors)	1
2,100	Keppel Corp. Ltd. (Industrial Conglomerates)	8
2,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	3
4,617	Oversea-Chinese Banking Corp. Ltd. (Banks)	28
1,100	SATS Ltd. (Transportation Infrastructure)(b)	2
1,200	SembCorp Industries Ltd. (Industrial Conglomerates)	1

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
700	Singapore Airlines Ltd. (Airlines)	$3
1,200	Singapore Exchange Ltd. (Capital Markets)	8
2,000	Singapore Press Holdings Ltd. (Media)	3
12,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	21
2,400	Suntec REIT (Equity Real Estate Investment Trusts)	2
1,800	United Overseas Bank Ltd. (Banks)	25
600	United Overseas Land Group Ltd. (Real Estate Management & Development)	3
400	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	4
2,800	Wilmar International Ltd. (Food Products)	6
3,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	2
		196

	Spain — 0.95%
375	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	7
96	Aena SME SA (Transportation Infrastructure)(b)	10
619	Amadeus IT Holding SA, A Shares (IT Services)	29
9,634	Banco Bilbao Vizcaya Argentaria SA (Banks)	30
8,376	Banco de Sabadell SA (Banks)	4
23,982	Banco Santander SA (Banks)(b)	57
1,554	Bankia SA (Banks)(b)	2
996	Bankinter SA (Banks)	4
5,078	CaixaBank SA (Banks)	9
347	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	16
1,358	Corporacion Mapfre (Insurance)	2
335	Enagas (Oil, Gas & Consumable Fuels)(b)	7
450	Endesa (Electric Utilities)	10
698	Ferrovial SA (Construction & Engineering)	17
437	Gas Natural SDG SA (Gas Utilities)	8
422	Grifols SA (Biotechnology)	14
8,800	Iberdrola SA (Electric Utilities)	86
1,577	Industria de Diseno Textil SA (Specialty Retail)	41
613	Red Electrica Corp. (Electric Utilities)	11
60	Repsol SA (Oil, Gas & Consumable Fuels)(a)	1
1,870	Repsol SA (Oil, Gas & Consumable Fuels)	16
355	Siemens Gamesa Renewable Energy SA (Electrical Equipment)	5
6,823	Telefonica SA (Diversified Telecommunication Services)	31
		417

	Sweden — 0.92%
447	Alfa Laval AB (Machinery)	8
1,469	Assa Abloy AB, B Shares (Building Products)	27
984	Atlas Copco AB, A Shares (Machinery)	34
551	Atlas Copco AB, B Shares (Machinery)	16
389	Boliden AB (Metals & Mining)	7
331	Electrolux AB, B Shares (Household Durables)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
936	Epiroc AB, Class - A (Machinery)	$9
600	Epiroc AB, Class - B (Machinery)	6
891	Essity AB, Class - B (Household Products)	27
1,158	Hennes & Mauritz AB, B Shares (Specialty Retail)	15
367	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	16
526	Husqvarna AB (Household Durables)	3
135	ICA Gruppen AB (Food & Staples Retailing)	6
249	Industrivarden AB, C Shares (Diversified Financial Services)	5
667	Investor AB, B Shares (Diversified Financial Services)	30
354	Kinnevik AB, Class - B (Diversified Financial Services)	6
95	L E Lundbergforetagen AB (Diversified Financial Services)	4
282	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	5
1,657	Sandvik AB (Machinery)	23
460	Securitas AB, B Shares (Commercial Services & Supplies)	5
2,297	Skandinaviska Enskilda Banken AB, Class - A (Banks)	15
511	Skanska AB, B Shares (Construction & Engineering)	8
541	SKF AB, B Shares (Machinery)	7
2,155	Svenska Handelsbanken AB, A Shares (Banks)	18
1,279	Swedbank AB, A Shares (Banks)(a)	14
709	Tele2 AB, B Shares (Wireless Telecommunication Services)	9
4,496	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	36
3,939	Telia Co. AB (Diversified Telecommunication Services)(b)	14
2,178	Volvo AB, B Shares (Machinery)	26
		403

	Switzerland — 2.82%
2,662	ABB Ltd., Registered Shares (Electrical Equipment)	46
224	Adecco SA, Registered Shares (Professional Services)	9
608	Alcon, Inc. (Health Care Equipment & Supplies)(a)	31
69	Baloise Holding AG, Registered Shares (Insurance)	9
4	Barry Callebaut AG (Food Products)	8
2	Chocoladefabriken Lindt & Sprungil AG (Food Products)	17
645	Chubb Ltd. (Insurance)	72
307	Clariant AG (Chemicals)	5
284	Coca-Cola HBC AG (Beverages)	6
762	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	41
3,735	Credit Suisse Group AG (Capital Markets)	30
54	Dufry AG (Specialty Retail)	2
12	EMS-Chemie Holding AG, Registered Shares (Chemicals)	7

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
188	Garmin Ltd. (Household Durables)	$14
55	Geberit AG (Building Products)	24
13	Givaudan SA (Chemicals)	40
317	Julius Baer Group Ltd. (Capital Markets)	11
77	Kuehne & Nagel International Ltd. (Marine)	10
711	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	26
4,268	Nestle SA, Registered Shares (Food Products)	437
48	Pargesa Holding SA (Diversified Financial Services)	3
26	Partners Group Holding AG (Capital Markets)	18
58	Schindler Holding AG (Machinery)	13
31	Schindler Holding AG (Machinery)	6
9	SGS SA, Registered Shares (Professional Services)(b)	21
187	Sika AG, Registered Shares (Chemicals)	31
79	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	14
15	Straumann Holding AG (Health Care Equipment & Supplies)	11
48	Swiss Life Holding AG (Insurance)	16
108	Swiss Prime Site AG (Real Estate Management & Development)	11
423	Swiss Re AG (Insurance)	33
39	Swisscom AG (Diversified Telecommunication Services)	21
500	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	31
91	Temenos AG, Registered Shares (Software)	12
71	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	3
41	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	8
5,533	UBS Group AG (Capital Markets)	50
65	Vifor Pharma AG (Pharmaceuticals)	9
73	WABCO Holdings, Inc. (Machinery)(a)	10
214	Zurich Financial Services AG (Insurance)	75
		1,241

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)	1

	United Kingdom — 4.88%
1,422	3i Group PLC (Capital Markets)	14
278	Admiral Group PLC (Insurance)	8
2,287	Amcor PLC (Containers & Packaging)	19
1,488	Anglo American PLC (Metals & Mining)	26
585	Antofagasta PLC (Metals & Mining)	6
341	Aon PLC (Insurance)	56
367	Aptiv PLC (Auto Components)	18
667	Ashtead Group PLC (Trading Companies & Distributors)	14
504	Associated British Foods PLC (Food Products)	11
1,329	Auto Trader Group PLC (Interactive Media & Services)(b)	7
84	Aveva Group PLC (Software)	4
5,748	Aviva PLC (Insurance)	19
24,906	Barclays PLC (Banks)	28

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,516	Barratt Developments PLC (Household Durables)	$8
185	Berkeley Group Holdings PLC (Household Durables)	8
29,228	BP PLC (Oil, Gas & Consumable Fuels)	119
1,290	British Land Co. PLC (Equity Real Estate Investment Trusts)	5
12,371	BT Group PLC (Diversified Telecommunication Services)	18
477	Bunzl PLC (Trading Companies & Distributors)	10
582	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	10
200	Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)(a)	2
234	Carnival PLC (Hotels, Restaurants & Leisure)	3
8,104	Centrica PLC (Multi-Utilities)(b)	4
335	Coca-Cola European Partners PLC (Beverages)	13
2,313	Compass Group PLC (Hotels, Restaurants & Leisure)	37
182	Croda International PLC (Chemicals)	10
3,383	Diageo PLC (Beverages)	107
2,018	Direct Line Insurance Group PLC (Insurance)	7
254	easyJet PLC (Airlines)	2
753	Evraz PLC (Metals & Mining)	2
329	Ferguson PLC (Trading Companies & Distributors)	20
2,313	G4S PLC (Commercial Services & Supplies)	3
537	Halma PLC (Electronic Equipment, Instruments & Components)	13
465	Hargreaves Lansdown PLC (Capital Markets)	8
29,080	HSBC Holdings PLC (Banks)	163
1,768	Informa PLC (Media)	10
243	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	10
228	Intertek Group PLC (Professional Services)	13
5,347	ITV PLC (Media)	4
2,611	J Sainsbury PLC (Food & Staples Retailing)	7
565	JD Sports Fashion PLC (Specialty Retail)(b)	3
274	Johnson Matthey PLC (Chemicals)	6
3,099	Kingfisher PLC (Specialty Retail)	6
1,000	Land Securities Group PLC (Equity Real Estate Investment Trusts)	7
8,752	Legal & General Group PLC (Insurance)	21
255	Liberty Global PLC, Class - A (Media)(a)	4
588	Liberty Global PLC, Class - C (Media)(a)	9
768	Linde PLC (Chemicals)	132
99,587	Lloyds Banking Group PLC (Banks)	39
456	London Stock Exchange Group PLC (Capital Markets)(b)	40
3,588	M&G PLC (Diversified Financial Services)(a)	5
2,577	Marks & Spencer Group PLC (Multiline Retail)	3
1,145	Meggitt PLC (Aerospace & Defense)	4
6,870	Melrose Industries PLC (Electrical Equipment)	7
486	Micro Focus International PLC (Software)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
719	Mondi PLC (Paper & Forest Products)	$12
4,924	National Grid PLC (Multi-Utilities)	57
195	Next PLC (Multiline Retail)	10
647	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	10
1,108	Pearson PLC (Media)	8
450	Persimmon PLC (Household Durables)	11
3,690	Prudential PLC (Insurance)	46
2,803	RELX PLC (Professional Services)	60
2,619	Rentokil Initial PLC (Commercial Services & Supplies)	12
1,619	Rio Tinto PLC (Metals & Mining)	74
6,805	Royal Bank of Scotland Group PLC (Banks)(b)	9
6,048	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	105
5,380	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	90
1,457	RSA Insurance Group PLC (Insurance)	8
184	Schroders PLC (Capital Markets)	6
1,547	SEGRO PLC (Equity Real Estate Investment Trusts)(b)	15
233	Sensata Technologies Holding PLC (Electrical Equipment)(a)	7
347	Severn Trent PLC (Water Utilities)	10
1,285	Smith & Nephew PLC (Health Care Equipment & Supplies)	23
561	Smiths Group PLC (Industrial Conglomerates)	8
104	Spirax-Sarco Engineering PLC (Machinery)	11
1,545	SSE PLC (Electric Utilities)	25
752	St. James Place PLC (Capital Markets)	7
3,911	Standard Chartered PLC (Banks)	22
3,528	Standard Life Aberdeen PLC (Diversified Financial Services)	10
4,931	Taylor Wimpey PLC (Household Durables)	7
605	TechnipFMC PLC (Energy Equipment & Services)	4
14,320	Tesco PLC (Food & Staples Retailing)	40
1,536	The Sage Group PLC (Software)	11
383	The Weir Group PLC (Machinery)(b)	3
2,092	Unilever N.V. (Personal Products)	103
1,584	Unilever PLC (Personal Products)	80
996	United Utilities Group PLC (Water Utilities)	11
38,374	Vodafone Group PLC (Wireless Telecommunication Services)	53
201	Whitbread PLC (Hotels, Restaurants & Leisure)	7
3,471	William Morrison Supermarkets PLC (Food & Staples Retailing)	8
189	Willis Towers Watson PLC (Insurance)	32
		2,149

	United States — 62.35%
826	3M Co. (Industrial Conglomerates)	113
202	A.O. Smith Corp. (Building Products)	8
2,531	Abbott Laboratories (Health Care Equipment & Supplies)	199
63	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	9
914	Accenture PLC, Class - A (IT Services)	149
1,106	Activision Blizzard, Inc. (Entertainment)	66
59	Acuity Brands, Inc. (Electrical Equipment)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
696	Adobe, Inc. (Software)(a)	$221
102	Advance Auto Parts, Inc. (Specialty Retail)	10
1,512	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	69
1,076	Aflac, Inc. (Insurance)	37
448	Agilent Technologies, Inc. (Life Sciences Tools & Services)	32
760	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	8
313	Air Products & Chemicals, Inc. (Chemicals)	63
231	Akamai Technologies, Inc. (IT Services)(a)	21
150	Albemarle Corp. (Chemicals)	8
166	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	23
329	Alexion Pharmaceuticals, Inc. (Biotechnology)(a)	30
107	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	19
21	Alleghany Corp. (Insurance)	12
68	Alliance Data Systems Corp. (IT Services)	2
334	Alliant Energy Corp. (Electric Utilities)	16
569	Ally Financial, Inc. (Consumer Finance)	8
154	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	17
430	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	500
444	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	516
225	Altice USA, Inc. (Media)(a)	5
606	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	1,182
14	AMERCO, Inc. (Road & Rail)	4
361	Ameren Corp. (Multi-Utilities)	26
142	American Airlines Group, Inc. (Airlines)	2
712	American Electric Power, Inc. (Electric Utilities)	57
1,000	American Express Co. (Consumer Finance)	85
107	American Financial Group, Inc. (Insurance)	7
1,254	American International Group, Inc. (Insurance)	30
634	American Tower Corp. (Equity Real Estate Investment Trusts)	137
265	American Water Works Co., Inc. (Water Utilities)	32
191	Ameriprise Financial, Inc. (Capital Markets)	20
223	AmerisourceBergen Corp. (Health Care Providers & Services)	20
334	AMETEK, Inc. (Electrical Equipment)	24
432	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	32
524	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	47
2,142	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	11
120	ANSYS, Inc. (Software)(a)	28
368	Anthem, Inc. (Health Care Providers & Services)	84
530	Apache Corp. (Oil, Gas & Consumable Fuels)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
6,387	Apple, Inc. (Technology Hardware, Storage & Peripherals)	$1,624
1,325	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	61
349	Aramark (Hotels, Restaurants & Leisure)	7
772	Archer-Daniels-Midland Co. (Food Products)	27
589	Arconic, Inc. (Aerospace & Defense)	9
80	Arista Networks, Inc. (Communications Equipment)(a)	16
125	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	6
273	Arthur J. Gallagher & Co. (Insurance)	22
88	Assurant, Inc. (Insurance)	9
10,505	AT&T, Inc. (Diversified Telecommunication Services)	306
165	Atmos Energy Corp. (Gas Utilities)	16
319	Autodesk, Inc. (Software)(a)	50
122	Autoliv, Inc. (Auto Components)	6
623	Automatic Data Processing, Inc. (IT Services)	85
35	AutoZone, Inc. (Specialty Retail)(a)	30
201	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	30
119	Avery Dennison Corp. (Containers & Packaging)	12
300	Axalta Coating Systems Ltd. (Chemicals)(a)	5
915	Baker Hughes, Inc. (Energy Equipment & Services)	10
434	Ball Corp. (Containers & Packaging)	28
12,247	Bank of America Corp. (Banks)	260
1,220	Bank of New York Mellon Corp. (Capital Markets)	41
699	Baxter International, Inc. (Health Care Equipment & Supplies)	57
388	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	88
1,884	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	345
344	Best Buy Co., Inc. (Specialty Retail)	20
251	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	21
32	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	11
224	Black Knight, Inc. (IT Services)(a)	13
167	BlackRock, Inc., Class - A (Capital Markets)	73
60	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	81
210	Booz Allen Hamilton Holding Corp. (IT Services)	14
294	BorgWarner, Inc. (Auto Components)	7
227	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	21
1,977	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	65
565	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	134
163	Broadridge Financial Solutions, Inc. (IT Services)	15
358	Brown & Brown, Inc. (Insurance)	13
452	Brown-Forman Corp., Class - B (Beverages)	25

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
96	Burlington Stores, Inc. (Specialty Retail)(a)	$15
194	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	13
600	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	10
413	Cadence Design Systems, Inc. (Software)(a)	27
137	Camden Property Trust (Equity Real Estate Investment Trusts)	11
235	Campbell Soup Co. (Food Products)	11
666	Capital One Financial Corp. (Consumer Finance)	34
434	Cardinal Health, Inc. (Health Care Providers & Services)	21
240	CarMax, Inc. (Specialty Retail)(a)	13
806	Caterpillar, Inc. (Machinery)	93
158	CBOE Global Markets, Inc. (Capital Markets)	14
456	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	18
178	CDK Global, Inc. (Software)	6
207	CDW Corp. (Electronic Equipment, Instruments & Components)	19
181	Celanese Corp., Series A (Chemicals)	13
856	Centene Corp. (Health Care Providers & Services)(a)	51
707	CenterPoint Energy, Inc. (Multi-Utilities)	11
1,375	CenturyLink, Inc. (Diversified Telecommunication Services)	13
464	Cerner Corp. (Health Care Technology)	29
316	CF Industries Holdings, Inc. (Chemicals)	9
218	Charter Communications, Inc., Class - A (Media)(a)	94
327	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	11
2,720	Chevron Corp. (Oil, Gas & Consumable Fuels)	197
37	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	24
534	Cigna Corp. (Health Care Providers & Services)	95
228	Cincinnati Financial Corp. (Insurance)	17
125	Cintas Corp. (Commercial Services & Supplies)	22
6,098	Cisco Systems, Inc. (Communications Equipment)	240
3,126	Citigroup, Inc. (Banks)	132
650	Citizens Financial Group, Inc. (Banks)	12
186	Citrix Systems, Inc. (Software)	26
513	CME Group, Inc. (Capital Markets)	88
417	CMS Energy Corp. (Multi-Utilities)	24
243	Cognex Corp. (Electronic Equipment, Instruments & Components)	10
792	Cognizant Technology Solutions Corp. (IT Services)	37
1,174	Colgate-Palmolive Co. (Household Products)	79
6,503	Comcast Corp., Class - A (Media)	223
225	Comerica, Inc. (Banks)	7
686	ConAgra Foods, Inc. (Food Products)	20
282	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	12
1,592	ConocoPhillips (Oil, Gas & Consumable Fuels)	49

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
474	Consolidated Edison, Inc. (Multi-Utilities)	$37
242	Constellation Brands, Inc., Class - A (Beverages)	35
140	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1
304	Copart, Inc. (Commercial Services & Supplies)(a)	21
1,103	Corteva, Inc. (Chemicals)	26
53	CoStar Group, Inc. (Professional Services)(a)	31
636	Costco Wholesale Corp. (Food & Staples Retailing)	181
378	Coty, Inc., Class - A (Personal Products)	2
599	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	86
192	Crown Holdings, Inc. (Containers & Packaging)(a)	11
1,070	CSX Corp. (Road & Rail)	61
219	Cummins, Inc. (Machinery)	30
1,861	CVS Health Corp. (Health Care Providers & Services)	110
501	D.R. Horton, Inc. (Household Durables)	17
174	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	9
138	DaVita, Inc. (Health Care Providers & Services)(a)	10
422	Deere & Co. (Machinery)	58
220	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	9
244	Delta Air Lines, Inc. (Airlines)	7
322	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	13
535	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4
134	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	36
220	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	6
379	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	53
463	Discover Financial Services (Consumer Finance)	17
231	Discovery, Inc., Class - A (Media)(a)	4
509	Discovery, Inc., Class - C (Media)(a)	9
381	Dish Network Corp. (Media)(a)	8
150	DocuSign, Inc. (Software)(a)	14
372	Dollar General Corp. (Multiline Retail)	56
347	Dollar Tree, Inc. (Multiline Retail)(a)	25
1,175	Dominion Energy, Inc. (Multi-Utilities)	85
55	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	18
215	Dover Corp. (Machinery)	18
1,041	Dow, Inc. (Chemicals)	30
336	Dropbox, Inc. (Software)(a)	6
269	DTE Energy Co. (Multi-Utilities)	26
1,042	Duke Energy Corp. (Electric Utilities)	84
508	Duke Realty Corp. (Equity Real Estate Investment Trusts)	16
1,048	DuPont de Nemours, Inc. (Chemicals)	36
378	DXC Technology Co. (IT Services)	5
348	E*Trade Financial Corp. (Capital Markets)	12
206	East West Bancorp, Inc. (Banks)	5
198	Eastman Chemical Co. (Chemicals)	9

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
170	Eaton Vance Corp. (Capital Markets)	$5
1,144	eBay, Inc. (Internet & Direct Marketing Retail)	34
374	Ecolab, Inc. (Chemicals)	58
513	Edison International (Electric Utilities)	28
296	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	56
600	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	13
422	Electronic Arts, Inc. (Entertainment)(a)	42
871	Emerson Electric Co. (Electrical Equipment)	41
278	Entergy Corp. (Electric Utilities)	26
822	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	30
77	EPAM Systems, Inc. (IT Services)(a)	14
170	Equifax, Inc. (Professional Services)	20
122	Equinix, Inc. (Equity Real Estate Investment Trusts)	76
585	Equitable Holdings, Inc. (Diversified Financial Services)	8
242	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	14
541	Equity Residential (Equity Real Estate Investment Trusts)	33
37	Erie Indemnity Co., Class - A (Insurance)	5
322	Essential Utilities, Inc. (Water Utilities)	13
96	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	21
338	Evergy, Inc. (Electric Utilities)	19
465	Eversource Energy (Electric Utilities)	36
207	Exact Sciences Corp. (Biotechnology)(a)	12
1,375	Exelon Corp. (Electric Utilities)	51
204	Expedia Group, Inc. (Internet & Direct Marketing Retail)	11
243	Expeditors International of Washington, Inc. (Air Freight & Logistics)	16
180	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	17
6,063	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	230
84	F5 Networks, Inc. (Communications Equipment)(a)	9
3,461	Facebook, Inc., Class - A (Interactive Media & Services)(a)	577
54	FactSet Research Systems, Inc. (Capital Markets)	14
840	Fastenal Co. (Trading Companies & Distributors)	26
105	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	8
357	FedEx Corp. (Air Freight & Logistics)	43
879	Fidelity National Information Services, Inc. (IT Services)	107
1,069	Fifth Third Bancorp (Banks)	16
247	First Republic Bank (Banks)	20
778	FirstEnergy Corp. (Electric Utilities)	31
827	Fiserv, Inc. (IT Services)(a)	79
123	FleetCor Technologies, Inc. (IT Services)(a)	23
198	Flowserve Corp. (Machinery)	5
188	FMC Corp. (Chemicals)	15
389	FNF Group (Insurance)	10
5,482	Ford Motor Co. (Automobiles)	26
215	Fortinet, Inc. (Software)(a)	22

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
442	Fortive Corp. (Machinery)	$24
199	Fortune Brands Home & Security, Inc. (Building Products)	9
497	Fox Corp., Class - A (Media)	12
246	Fox Corp., Class - B (Media)	6
461	Franklin Resources, Inc. (Capital Markets)	8
2,043	Freeport-McMoRan, Inc. (Metals & Mining)	14
295	Gap, Inc. (Specialty Retail)	2
127	Gartner Group, Inc. (IT Services)(a)	13
866	General Mills, Inc. (Food Products)	46
1,862	General Motors Co. (Automobiles)	39
206	Genuine Parts Co. (Distributors)	14
426	Global Payments, Inc. (IT Services)	61
150	Globe Life, Inc. (Insurance)	11
245	GoDaddy, Inc., Class - A (IT Services)(a)	14
129	GrubHub, Inc. (Internet & Direct Marketing Retail)(a)	5
117	Guidewire Software, Inc. (Software)(a)	9
1,286	Halliburton Co. (Energy Equipment & Services)	9
530	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4
231	Harley-Davidson, Inc. (Automobiles)	4
183	Hasbro, Inc. (Leisure Products)	13
392	HCA Holdings, Inc. (Health Care Providers & Services)	35
253	HD Supply Holdings, Inc. (Trading Companies & Distributors)(a)	7
705	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	17
63	HEICO Corp. (Aerospace & Defense)	5
107	HEICO Corp., Class - A (Aerospace & Defense)	7
221	Henry Schein, Inc. (Health Care Providers & Services)(a)	11
218	Hershey Co. (Food Products)	29
402	Hess Corp. (Oil, Gas & Consumable Fuels)	13
1,873	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	18
390	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	27
231	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6
378	Hologic, Inc. (Health Care Equipment & Supplies)(a)	13
415	Hormel Foods Corp. (Food Products)	19
1,046	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	12
2,157	HP, Inc. (Technology Hardware, Storage & Peripherals)	37
195	Humana, Inc. (Health Care Providers & Services)	61
123	Hunt (JB) Transportation Services, Inc. (Road & Rail)	11
1,477	Huntington Bancshares, Inc. (Banks)	12
107	IDEX Corp. (Machinery)	15
126	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	31
457	Illinois Tool Works, Inc. (Machinery)	65
208	Illumina, Inc. (Life Sciences Tools & Services)(a)	58
257	Incyte Corp. (Biotechnology)(a)	19

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
464	Ingersoll-Rand, Inc. (Machinery)(a)	$12
98	Ingredion, Inc. (Food Products)	7
89	Insulet Corp. (Health Care Equipment & Supplies)(a)	15
6,249	Intel Corp. (Semiconductors & Semiconductor Equipment)	337
116	InterActive Corp. (Interactive Media & Services)(a)	21
789	Intercontinental Exchange, Inc. (Capital Markets)	64
1,271	International Business Machines Corp. (IT Services)	141
143	International Flavors & Fragrances, Inc. (Chemicals)	15
536	International Paper Co. (Containers & Packaging)	17
373	Intuit, Inc. (Software)	86
165	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	82
763	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	16
186	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	9
53	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	6
232	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	25
406	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	10
109	Jack Henry & Associates, Inc. (IT Services)	17
198	Jacobs Engineering Group, Inc. (Construction & Engineering)	16
85	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	8
378	Jefferies Financial Group, Inc. (Diversified Financial Services)	5
1,110	Johnson Controls International PLC (Building Products)	29
73	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	7
4,498	JPMorgan Chase & Co. (Banks)	406
493	Juniper Networks, Inc. (Communications Equipment)	9
143	Kansas City Southern (Road & Rail)	18
371	Kellogg Co. (Food Products)	22
1,482	KeyCorp (Banks)	15
277	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	24
496	Kimberly-Clark Corp. (Household Products)	63
598	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	6
2,884	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	40
687	KKR & Co., Inc., Class - A (Capital Markets)	16
231	KLA Corp. (Semiconductors & Semiconductor Equipment)	33
193	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	6
243	Kohl's Corp. (Multiline Retail)	4
139	Laboratory Corp. of America Holdings (Health Care Providers & Services)(a)	18

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
207	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	$50
207	Lamb Weston Holding, Inc. (Food Products)	12
479	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	20
84	Lear Corp. (Auto Components)	7
193	Leggett & Platt, Inc. (Household Durables)	5
405	Lennar Corp., Class - A (Household Durables)	15
50	Lennox International, Inc. (Building Products)	9
151	Liberty Broadband Corp., Class - C (Media)(a)	17
288	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	8
136	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	4
240	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	8
289	Lincoln National Corp. (Insurance)	8
209	Live Nation Entertainment, Inc. (Entertainment)(a)	10
448	LKQ Corp. (Distributors)(a)	9
395	Loews Corp. (Insurance)	14
1,113	Lowe's Companies, Inc. (Specialty Retail)	96
186	M&T Bank Corp. (Banks)	19
89	ManpowerGroup, Inc. (Professional Services)	5
1,217	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	4
956	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	23
20	Markel Corp. (Insurance)(a)	19
53	MarketAxess Holdings, Inc. (Capital Markets)	18
401	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	30
725	Marsh & McLennan Companies, Inc. (Insurance)	63
89	Martin Marietta Materials, Inc. (Construction Materials)	17
416	Masco Corp. (Building Products)	14
1,290	MasterCard, Inc., Class - A (IT Services)	312
73	Match Group, Inc. (Interactive Media & Services)^(a)	5
385	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	19
173	McCormick & Company, Inc. (Food Products)	24
1,088	McDonald's Corp. (Hotels, Restaurants & Leisure)	181
265	McKesson Corp. (Health Care Providers & Services)	36
760	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13
64	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	31
1,142	MetLife, Inc. (Insurance)	35
35	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	24
719	MGM Resorts International (Hotels, Restaurants & Leisure)	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
349	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	$24
1,595	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	67
10,417	Microsoft Corp. (Software)	1,644
161	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	17
87	Mohawk Industries, Inc. (Household Durables)(a)	7
268	Molson Coors Beverage Co., Class - B (Beverages)	10
2,063	Mondelez International, Inc., Class - A (Food Products)	104
66	MongoDB, Inc. (IT Services)(a)	9
598	Monster Beverage Corp. (Beverages)(a)	34
243	Moody's Corp. (Capital Markets)	51
1,777	Morgan Stanley (Capital Markets)	60
247	Motorola Solutions, Inc. (Communications Equipment)	33
123	MSCI, Inc. Common (Capital Markets)	36
163	Nasdaq, Inc. (Capital Markets)	15
544	National Oilwell Varco, Inc. (Energy Equipment & Services)	5
229	National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	7
348	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	15
627	Netflix, Inc. (Entertainment)(a)	235
113	Neurocrine Biosciences, Inc. (Biotechnology)(a)	10
1,186	Newmont Corp. (Metals & Mining)	53
568	News Corp., Inc., Class - A (Media)	5
699	NextEra Energy, Inc. (Electric Utilities)	168
505	Nielsen Holdings PLC (Professional Services)	6
1,779	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	148
526	NiSource, Inc. (Multi-Utilities)	13
684	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	4
168	Nordstrom, Inc. (Multiline Retail)	3
377	Norfolk Southern Corp. (Road & Rail)	55
293	Northern Trust Corp. (Capital Markets)	22
903	Nortonlifelock, Inc. (Software)	17
307	Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)(a)	3
364	NRG Energy, Inc., Class - C (Independent Power and Renewable Electricity Producers)	10
431	Nucor Corp. (Metals & Mining)	16
837	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	221
5	NVR, Inc. (Household Durables)(a)	13
1,291	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	15
283	OGE Energy Corp. (Electric Utilities)	9
154	Okta, Inc. (IT Services)(a)	19
138	Old Dominion Freight Line, Inc. (Road & Rail)	18
308	OMEGA Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	8
316	Omnicom Group, Inc. (Media)	17

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
581	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	$7
576	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	13
3,316	Oracle Corp. (Software)	160
110	O'Reilly Automotive, Inc. (Specialty Retail)(a)	33
156	Owens Corning, Inc. (Building Products)	6
507	PACCAR, Inc. (Machinery)	31
134	Packaging Corp. of America (Containers & Packaging)	12
139	Palo Alto Networks, Inc. (Communications Equipment)(a)	23
188	Parker Hannifin Corp. (Machinery)	24
473	Paychex, Inc. (IT Services)	30
71	PAYCOM Software, Inc. (Software)(a)	14
1,600	PayPal Holdings, Inc. (IT Services)(a)	153
665	People's United Financial, Inc. (Banks)	7
2,003	PepsiCo, Inc. (Beverages)	241
643	Phillips 66 (Oil, Gas & Consumable Fuels)	34
158	Pinnacle West Capital Corp. (Electric Utilities)	12
400	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	6
232	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	16
638	PNC Financial Services Group, Inc. (Banks)	61
85	Polaris Inc. (Leisure Products)	4
345	PPG Industries, Inc. (Chemicals)	29
1,057	PPL Corp. (Electric Utilities)	26
392	Principal Financial Group, Inc. (Insurance)	12
1,065	Prologis, Inc. (Equity Real Estate Investment Trusts)	86
563	Prudential Financial, Inc. (Insurance)	29
159	PTC, Inc. (Software)(a)	10
739	Public Service Enterprise Group, Inc. (Multi-Utilities)	33
227	Public Storage (Equity Real Estate Investment Trusts)	45
373	PulteGroup, Inc. (Household Durables)	8
107	PVH Corp. (Textiles, Apparel & Luxury Goods)	4
174	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	14
1,632	Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	110
189	Quest Diagnostics, Inc. (Health Care Providers & Services)	15
77	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	5
180	Raymond James Financial, Inc. (Capital Markets)	11
464	Realty Income Corp. (Equity Real Estate Investment Trusts)	23
237	Regency Centers Corp. (Equity Real Estate Investment Trusts)	9
1,436	Regions Financial Corp. (Banks)	13
89	Reinsurance Group of America (Insurance)	7
330	Republic Services, Inc., Class - A (Commercial Services & Supplies)	25
211	ResMed, Inc. (Health Care Equipment & Supplies)	31
106	RingCentral, Inc., Class - A (Software)(a)	22

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
174	Robert Half International, Inc. (Professional Services)	$7
169	Rockwell Automation, Inc. (Electrical Equipment)	26
129	Roku, Inc. (Household Durables)(a)	11
217	Rollins, Inc. (Commercial Services & Supplies)	8
147	Roper Industries, Inc. (Industrial Conglomerates)	46
512	Ross Stores, Inc. (Specialty Retail)	45
194	RPM International, Inc. (Chemicals)	12
354	S&P Global, Inc. (Capital Markets)	87
403	Sabre Corp. (IT Services)	2
1,193	Salesforce.com, Inc. (Software)(a)	172
112	Sarepta Therapeutics, Inc. (Biotechnology)(a)	11
163	SBA Communications Corp. (Equity Real Estate Investment Trusts)	44
1,965	Schlumberger Ltd. (Energy Equipment & Services)	26
327	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	16
221	Sealed Air Corp. (Containers & Packaging)	5
170	Seattle Genetics, Inc. (Biotechnology)(a)	20
185	SEI Investments Co. (Capital Markets)	9
402	Sempra Energy (Multi-Utilities)	45
272	ServiceNow, Inc. (Software)(a)	78
80	Signature Bank (Banks)	6
445	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	24
2,349	Sirius XM Holdings, Inc. (Media)	12
246	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	22
119	SL Green Realty Corp. (Equity Real Estate Investment Trusts)	5
1,046	Snap, Inc., Class - A (Interactive Media & Services)(a)	12
79	Snap-on, Inc. (Machinery)	9
204	Southwest Airlines Co. (Airlines)	7
150	Spirit Aerosystems Holdings, Inc., Class - A (Aerospace & Defense)	4
220	Splunk, Inc. (Software)(a)	28
1,198	Sprint Nextel Corp. (Wireless Telecommunication Services)(a)	10
490	Square, Inc., Class - A (IT Services)(a)	26
319	SS&C Technologies Holdings, Inc. (Software)	14
222	Stanley Black & Decker, Inc. (Machinery)	22
1,702	Starbucks Corp. (Hotels, Restaurants & Leisure)	112
542	State Street Corp. (Capital Markets)	29
318	Steel Dynamics, Inc. (Metals & Mining)	7
482	Stryker Corp. (Health Care Equipment & Supplies)	80
133	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	17
75	SVB Financial Group (Banks)(a)	11
857	Synchrony Financial (Consumer Finance)	14
220	Synopsys, Inc. (Software)(a)	28
705	Sysco Corp. (Food & Staples Retailing)	32
338	T. Rowe Price Group, Inc. (Capital Markets)	33

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
160	Take-Two Interactive Software, Inc. (Entertainment)(a)	$19
411	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	5
325	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2
738	Target Corp. (Multiline Retail)	68
397	TD Ameritrade Holding Corp. (Capital Markets)	14
54	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	16
65	Teleflex, Inc. (Health Care Equipment & Supplies)	19
252	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	14
193	Tesla, Inc. (Automobiles)(a)	102
1,339	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	134
985	The AES Corp. (Independent Power and Renewable Electricity Producers)	14
461	The Allstate Corp. (Insurance)	42
959	The Blackstone Group, Inc., Class - A (Capital Markets)	44
1,658	The Charles Schwab Corp. (Capital Markets)	56
181	The Clorox Co. (Household Products)	31
5,841	The Coca-Cola Co. (Beverages)	258
464	The Goldman Sachs Group, Inc. (Capital Markets)	72
531	The Hartford Financial Services Group, Inc. (Insurance)	19
1,569	The Home Depot, Inc. (Specialty Retail)	292
546	The Interpublic Group of Companies, Inc. (Media)	9
161	The J.M. Smucker Co. (Food Products)	18
985	The Kraft Heinz Co. (Food Products)	24
1,147	The Kroger Co. (Food & Staples Retailing)	35
79	The Middleby Corp. (Machinery)(a)	4
519	The Mosaic Co. (Chemicals)	6
827	The Progressive Corp. (Insurance)	61
120	The Sherwin-Williams Co. (Chemicals)	55
1,511	The Southern Co. (Electric Utilities)	82
1,736	The TJX Companies, Inc. (Specialty Retail)	83
379	The Travelers Companies, Inc. (Insurance)	38
2,582	The Walt Disney Co. (Entertainment)	249
1,773	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	25
155	Tiffany & Co. (Specialty Retail)	20
500	T-Mobile USA, Inc. (Wireless Telecommunication Services)(a)	42
171	Tractor Supply Co. (Specialty Retail)	14
346	Trane Technologies PLC (Building Products)	29
70	TransDigm Group, Inc. (Aerospace & Defense)	22
263	TransUnion (Professional Services)	17
356	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	11
158	TripAdvisor, Inc. (Interactive Media & Services)	3
1,898	Truist Financial Corp. (Banks)	59
168	Twilio, Inc., Class - A (IT Services)(a)	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,071	Twitter, Inc. (Interactive Media & Services)(a)	$26
57	Tyler Technologies, Inc. (Software)(a)	17
409	Tyson Foods, Inc., Class - A (Food Products)	24
2,146	U.S. Bancorp (Banks)	74
628	Uber Technologies, Inc. (Road & Rail)(a)	18
416	UDR, Inc. (Equity Real Estate Investment Trusts)	15
290	UGI Corp. (Gas Utilities)	8
79	Ulta Beauty, Inc. (Specialty Retail)(a)	14
277	Under Armour, Inc., Class - A (Textiles, Apparel & Luxury Goods)(a)	3
285	Under Armour, Inc., Class - C (Textiles, Apparel & Luxury Goods)(a)	2
1,002	Union Pacific Corp. (Road & Rail)	142
98	United Airlines Holdings, Inc. (Airlines)(a)	3
999	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	93
113	United Rentals, Inc. (Trading Companies & Distributors)(a)	12
1,358	UnitedHealth Group, Inc. (Health Care Providers & Services)	338
118	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	12
305	Unum Group (Insurance)	5
489	V.F. Corp. (Textiles, Apparel & Luxury Goods)	26
58	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	9
586	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	27
128	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	13
187	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	29
525	Ventas, Inc. (Equity Real Estate Investment Trusts)	14
1,563	VEREIT, Inc. (Equity Real Estate Investment Trusts)	8
152	VeriSign, Inc. (IT Services)(a)	27
5,948	Verizon Communications, Inc. (Diversified Telecommunication Services)	320
228	Versik Analytics, Inc., Class - A (Professional Services)	32
371	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	87
823	ViacomCBS, Inc., Class - B (Media)	12
686	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	11
2,464	Visa, Inc., Class - A (IT Services)	398
517	Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	8
117	VMware, Inc., Class - A (Software)(a)	14
243	Vornado Realty Trust (Equity Real Estate Investment Trusts)	9
207	Voya Financial, Inc. (Diversified Financial Services)	8
194	Vulcan Materials Co. (Construction Materials)	21
207	W.R. Berkley Corp. (Insurance)	11
69	W.W. Grainger, Inc. (Trading Companies & Distributors)	17

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
267	Wabtec Corp. (Machinery)	$13
1,101	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	50
2,045	Walmart, Inc. (Food & Staples Retailing)	233
602	Waste Management, Inc. (Commercial Services & Supplies)	55
96	Waters Corp. (Life Sciences Tools & Services)(a)	17
85	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	5
461	WEC Energy Group, Inc. (Multi-Utilities)	41
5,754	Wells Fargo & Co. (Banks)	165
585	Welltower, Inc. (Equity Real Estate Investment Trusts)	27
110	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	17
431	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	18
617	Western Union Co. (IT Services)	11
48	Westlake Chemical Corp. (Chemicals)	2
362	WestRock Co. (Containers & Packaging)	10
1,093	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	19
90	Whirlpool Corp. (Household Durables)	8
237	Workday, Inc., Class - A (Software)(a)	31
250	WP Carey, Inc. (Equity Real Estate Investment Trusts)	15
137	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	8
744	Xcel Energy, Inc. (Electric Utilities)	45
306	Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	6
350	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	27
138	XPO Logistics, Inc. (Air Freight & Logistics)(a)	7
254	Xylem, Inc. (Machinery)	17
424	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	29
77	Zebra Technologies Corp., Class - A (Electronic Equipment, Instruments & Components)(a)	14
185	Zillow Group, Inc., Class - C (Interactive Media & Services)(a)	7
294	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	30
264	Zions Bancorp NA (Banks)	7
689	Zoetis, Inc. (Pharmaceuticals)	82
		27,447

	Total Common Stocks	43,699

	Preferred Stocks — 0.15%
	Germany — 0.15%
70	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	3
87	Fuchs Petrolub AG — Preferred (Chemicals)	3
262	Henkel AG & Co. KGAA — Preferred (Household Products)	21
217	Porsche Automobil Holding SE — Preferred (Automobiles)	9

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	Germany (continued)
268	Volkswagen AG — Preferred (Automobiles)	$31

	Total Preferred Stocks	67

	Investment Companies — 0.13%
34,478	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(c)	35
24,166	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(c)	24

	Total Investment Companies	59

	Total Investments (cost $50,248) — 99.54%	43,825
	Other assets in excess of liabilities — 0.46%	202

	Net Assets - 100.00%	$44,027

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $40 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

REIT—Real Estate Investment Trust

As of March 31, 2020, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 73.04%
	Australia — 3.12%
133,508	APA Group (Gas Utilities)	$847
31,235	ASX Ltd. (Capital Markets)	1,465
128,105	Aurizon Holdings Ltd. (Road & Rail)	332
78,246	AusNet Services (Electric Utilities)	82
97,283	BHP Billiton Ltd. (Metals & Mining)	1,764
136,113	BHP Group PLC (Metals & Mining)	2,113
64,986	Brambles Ltd. (Commercial Services & Supplies)	420
15,521	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	210
39,552	Coca-Cola Amatil Ltd. (Beverages)	213
2,374	Cochlear Ltd. (Health Care Equipment & Supplies)	270
46,566	Coles Group Ltd. (Food & Staples Retailing)	434
69,400	Commonwealth Bank of Australia (Banks)	2,618
18,616	CSL Ltd. (Biotechnology)	3,373
67,583	Goodman Group (Equity Real Estate Investment Trusts)	495
83,682	GPT Group (Equity Real Estate Investment Trusts)	186
65,950	Incitec Pivot Ltd. (Chemicals)	82
52,263	Insurance Australia Group Ltd. (Insurance)	198
5,251	Macquarie Group Ltd. (Capital Markets)	280
32,107	Newcrest Mining Ltd. (Metals & Mining)	441
6,640	Ramsay Health Care Ltd. (Health Care Providers & Services)	233
16,336	Rio Tinto Ltd. (Metals & Mining)	841
18,497	Sonic Healthcare Ltd. (Health Care Providers & Services)	278
14,499	Suncorp Group Ltd. (Insurance)	80
9,416	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	97
64,269	Wesfarmers Ltd. (Food & Staples Retailing)	1,361
33,561	Woolworths Group Ltd. (Food & Staples Retailing)	730
		19,443

	Austria — 0.05%
4,792	OMV AG (Oil, Gas & Consumable Fuels)	131
6,079	Raiffeisen Bank International AG (Banks)	87
2,797	Verbund AG (Electric Utilities)	101
		319

	Belgium — 0.34%
4,609	Ageas (Insurance)	192
2,763	Colruyt SA (Food & Staples Retailing)	150
2,270	Groupe Bruxelles Lambert SA (Diversified Financial Services)	179
6,340	KBC Groep N.V. (Banks)	288
7,523	Solvay SA (Chemicals)	542
2,998	Telenet Group Holding N.V. (Media)	90
20,206	Umicore SA (Chemicals)	696
		2,137

	Brazil — 0.08%
88,233	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	485

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada — 4.90%
21,339	Algonquin Power & Utilities Corp. (Multi-Utilities)	$287
35,918	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	846
83,481	Barrick Gold Corp. (Metals & Mining)	1,534
23,726	Blackberry Ltd. (Software)(a)	97
12,999	Brookfield Asset Management, Inc. (Capital Markets)	576
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	243
20,970	Canadian Imperial Bank of Commerce (Banks)	1,222
5,384	Canadian National Railway Co. (Road & Rail)	421
588	Canadian Pacific Railway Ltd. (Road & Rail)	130
826	Constellation Software, Inc. (Software)	751
9,804	Emera, Inc. (Electric Utilities)	387
8,774	Empire Co. Ltd. (Food & Staples Retailing)	172
34,666	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	1,010
1,105	Fairfax Financial Holdings Ltd. (Insurance)	339
17,932	Fortis, Inc. (Electric Utilities)	691
7,696	Franco-Nevada Corp. (Metals & Mining)	769
26,863	GFL Environmental, Inc. (Commercial Services & Supplies)(a)	404
78,714	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	1,004
7,519	Loblaw Companies Ltd. (Food & Staples Retailing)	388
173,117	Manulife Financial Corp. (Insurance)	2,174
24,108	Metro, Inc. (Food & Staples Retailing)	975
13,783	National Bank of Canada (Banks)	533
24,604	Onex Corp. (Diversified Financial Services)	901
3,067	Open Text Corp. (Software)	107
5,256	Quebecor, Inc. (Media)	116
12,264	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	495
3,027	Rogers Communications, Inc. (Wireless Telecommunication Services)	126
56,583	Royal Bank of Canada (Banks)	3,506
9,636	Saputo, Inc. (Food Products)	232
11,101	Shaw Communications, Inc., Class - B (Media)	180
3,774	Shopify, Inc. (IT Services)(a)	1,581
28,701	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,275
7,842	The Stars Group, Inc. (Hotels, Restaurants & Leisure)(a)	160
74,715	The Toronto-Dominion Bank (Banks)	3,177
17,800	TMX Group Ltd. (Capital Markets)	1,326
20,392	Weston (George) Ltd. (Food & Staples Retailing)	1,458
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	779
3,556	WSP Global, Inc. (Construction & Engineering)	202
		30,574

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China — 0.84%
12,417	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	$2,415
1,481	Beigene Ltd., ADR (Biotechnology)(a)	182
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	458
90,550	Midea Group Co. Ltd., Class - A (Household Durables)	613
98,900	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	1,591
		5,259

	Denmark — 1.92%
126	A.P. Moller - Maersk A/S, Class - A (Marine)	104
316	A.P. Moller - Maersk A/S, Class - B (Marine)	280
4,879	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	708
9,387	DSV Panalpina A/S (Road & Rail)	854
18,507	Genmab A/S (Biotechnology)(a)	3,719
93,222	Novo Nordisk A/S, Class - B (Pharmaceuticals)	5,568
8,769	Novozymes A/S, B Shares (Chemicals)	393
1,731	Orsted A/S (Electric Utilities)(b)	170
7,146	Tryg A/S (Insurance)	174
		11,970

	Finland — 0.41%
17,096	Fortum Oyj (Electric Utilities)	249
231,473	Nokia Oyj (Communications Equipment)	713
3,552	Sampo Oyj, Class - A (Insurance)	102
44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)(a)	442
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,061
		2,567

	France — 7.36%
51,634	Air Liquide SA (Chemicals)	6,590
7,830	Alstom SA (Machinery)	323
21,195	Amundi SA (Capital Markets)	1,226
4,587	Arkema SA (Chemicals)	313
5,515	Atos SE (IT Services)	367
49,856	AXA SA (Insurance)	844
1,701	BioMerieux (Health Care Equipment & Supplies)	193
63,971	BNP Paribas (Banks)	1,867
94,460	Bollore SA (Air Freight & Logistics)	257
14,336	Bouygues SA (Construction & Engineering)	416
12,064	Bureau Veritas SA (Professional Services)	227
6,528	Capgemini SE (IT Services)	546
7,903	Carrefour SA (Food & Staples Retailing)	125
3,762	Casino Guichard-Perrachon SA (Food & Staples Retailing)	144
7,050	CNP Assurances (Insurance)	68
7,012	Compagnie de Saint-Gobain (Building Products)	168
2,014	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	176

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,660	Covivio (Equity Real Estate Investment Trusts)	$93
28,876	Credit Agricole SA (Banks)	204
18,311	Danone SA (Food Products)	1,172
105	Dassault Aviation SA (Aerospace & Defense)	86
5,400	Dassault Systemes SE (Software)	788
9,988	Edenred (Commercial Services & Supplies)	414
17,903	Eiffage SA (Construction & Engineering)(b)	1,270
1,607	Gecina SA (Equity Real Estate Investment Trusts)	212
664	Hermes International (Textiles, Apparel & Luxury Goods)	452
12,868	Ingenico Group SA (Electronic Equipment, Instruments & Components)	1,345
3,112	Kering SA (Textiles, Apparel & Luxury Goods)	1,622
5,768	Klepierre (Equity Real Estate Investment Trusts)	110
1,625	Legrand SA (Electrical Equipment)	104
9,085	L'Oreal SA (Personal Products)	2,351
9,955	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,650
83,531	Orange SA (Diversified Telecommunication Services)	1,011
7,384	Renault SA (Automobiles)	140
23,996	Safran SA (Aerospace & Defense)	2,126
40,107	Sanofi-Aventis (Pharmaceuticals)	3,471
43,922	Schneider Electric SA (Electrical Equipment)	3,711
4,329	SCOR SE (Insurance)	95
11,002	Suez Environnement Co. (Multi-Utilities)	112
2,405	Teleperformance (Professional Services)	498
4,377	Thales SA (Aerospace & Defense)	362
93,053	Total SA (Oil, Gas & Consumable Fuels)	3,505
3,472	UbiSoft Entertainment SA (Entertainment)(a)	254
2,725	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	156
16,107	Valeo SA (Auto Components)	262
15,933	Veolia Environnement (Multi-Utilities)	336
23,305	Vinci SA (Construction & Engineering)	1,904
4,125	Worldline SA (IT Services)(a)	243
		45,909

	Germany — 7.31%
7,886	adidas AG (Textiles, Apparel & Luxury Goods)	1,751
25,742	Allianz SE (Insurance)	4,383
19,312	BASF SE (Chemicals)	902
21,709	Bayer AG (Pharmaceuticals)	1,244
13,802	Bayerische Motoren Werke AG (Automobiles)	704
4,140	Beiersdorf AG (Personal Products)	417
41,148	Commerzbank AG (Banks)	146
8,042	Covestro AG (Chemicals)	244
20,521	Daimler AG, Registered Shares (Automobiles)	613
4,651	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	342
80,638	Deutsche Bank AG (Capital Markets)	512

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
56,326	Deutsche Boerse AG (Capital Markets)	$7,736
206,038	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	5,521
199,016	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	2,570
17,334	Deutsche Wohnen AG (Real Estate Management & Development)	657
32,196	E.ON AG (Multi-Utilities)	330
6,983	GEA Group AG (Machinery)	144
1,115	Hannover Rueckversicherung AG (Insurance)	157
6,546	HeidelbergCement AG (Construction Materials)	280
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,187
1,986	Knorr-Bremse AG (Machinery)	175
2,540	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	511
1,758	Puma SE (Textiles, Apparel & Luxury Goods)	103
42,862	SAP SE (Software)	4,784
1,461	Sartorius AG (Health Care Equipment & Supplies)(a)	349
35,998	Siemens AG (Industrial Conglomerates)	3,013
14,543	Symrise AG (Chemicals)	1,345
1,532	Volkswagen AG (Automobiles)	201
17,715	Vonovia SE (Real Estate Management & Development)	881
37,115	Wirecard AG (IT Services)	4,181
5,685	Zalando SE (Internet & Direct Marketing Retail)(a)	214
		45,597

	Hong Kong — 2.77%
934,480	AIA Group Ltd. (Insurance)(b)	8,368
19,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	181
75,055	BOC Hong Kong (Holdings) Ltd. (Banks)	206
194,500	Budweiser Brewing Co. Apac Ltd. (Beverages)(a)	500
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)	—
46,093	CLP Holdings Ltd. (Electric Utilities)	422
87,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	458
55,906	Hang Seng Bank Ltd. (Banks)	952
52,619	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	199
87,073	HK Electric Investments Ltd. (Electric Utilities)	84
122,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	166
49,100	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,471
9,200	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	206
22,500	MTR Corp. Ltd. (Road & Rail)	116

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
201,483	New World Development Co. Ltd. (Real Estate Management & Development)	$215
134,000	PCCW Ltd. (Diversified Telecommunication Services)	73
81,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	295
107,205	Sino Land Co. Ltd. (Real Estate Management & Development)	135
44,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	585
48,000	Swire Properties Ltd. (Real Estate Management & Development)	134
168,400	The Bank of East Asia Ltd. (Banks)	360
86,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	728
48,000	Vitasoy International Holdings Ltd. (Food Products)	144
413,500	WH Group Ltd. (Food Products)	382
33,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	224
468,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	703
		17,307

	Ireland (Republic of) — 0.82%
102,585	Amarin Corp. PLC, ADR (Biotechnology)(a)	410
24,053	CRH PLC (Construction Materials)	650
6,524	Kerry Group PLC (Food Products)	757
36,700	Medtronic PLC (Health Care Equipment & Supplies)	3,310
		5,127

	Isle of Man — 0.04%
38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)	265

	Israel — 0.42%
1,743	Azrieli Group (Real Estate Management & Development)	100
30,514	Bank Hapoalim BM (Banks)	183
40,840	Bank Leumi Le (Banks)	225
1,019	CyberArk Software Ltd. (Software)(a)	87
992	Elbit Systems Ltd. (Aerospace & Defense)	129
—	Isracard Ltd. (Consumer Finance)	—
41,911	Israel Chemicals Ltd. (Chemicals)	134
866	Nice Ltd. (Software)(a)	125
10,449	Nice Systems Ltd., ADR (Software)(a)	1,500
1,096	Wix.com Ltd. (IT Services)(a)	110
		2,593

	Italy — 1.85%
143,866	Assicurazioni Generali SpA (Insurance)	1,948
47,155	Davide Campari - Milano SpA (Beverages)	338
199,184	Enel SpA (Electric Utilities)	1,374
4,949	Ferrari N.V. (Automobiles)	762
25,008	FinecoBank Banca Fineco SpA (Banks)	225
864,609	Intesa Sanpaolo SpA (Banks)	1,399
11,735	Mediobanca SpA (Banks)	64
19,487	Poste Italiane SpA (Insurance)	164
9,911	Prusmian SpA (Electrical Equipment)	157

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
113,138	Snam SpA (Oil, Gas & Consumable Fuels)	$517
281,018	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,766
363,064	Unicredit SpA (Banks)	2,808
		11,522

	Japan — 14.39%
29,900	ACOM Co. Ltd. (Consumer Finance)	121
26,900	Aeon Co. Ltd. (Food & Staples Retailing)	596
6,300	Aisin Seiki Co. Ltd. (Auto Components)	154
26,800	Ajinomoto Co., Inc. (Food Products)	500
7,700	Alfresa Holdings Corp. (Health Care Providers & Services)	143
20,100	Amada Holdings Co. Ltd. (Machinery)	158
9,845	Asahi Glass Co. Ltd. (Building Products)	240
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,596
9,900	Benesse Holdings, Inc. (Diversified Consumer Services)	252
26,911	Bridgestone Corp. (Auto Components)	824
6,500	CALBEE, Inc. (Food Products)	175
12,600	Casio Computer Co. Ltd. (Household Durables)	176
26,500	Chubu Electric Power Co. Inc. (Electric Utilities)	374
46,000	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	944
10,000	CyberAgent, Inc. (Media)	389
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	285
2,900	Daifuku Co. Ltd. (Machinery)	182
6,500	Daikin Industries Ltd. (Building Products)	785
1,779	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	165
15,550	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	384
86	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	211
16,300	Denso Corp. (Auto Components)	521
8,300	Dentsu Group, Inc. (Media)	160
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	156
30,300	East Japan Railway Co. (Road & Rail)	2,293
14,000	Eisai Co. Ltd. (Pharmaceuticals)	1,024
12,700	Fanuc Ltd. (Machinery)	1,698
10,900	Fujitsu Ltd. (IT Services)	982
1,900	GMO Payment Gateway, Inc. (IT Services)	133
16,400	Hakuhodo DY Holdings, Inc. (Media)	165
900	Hikari Tsushin, Inc. (Specialty Retail)	151
3,500	Hitachi Chemical Co. Ltd. (Chemicals)	149
21,700	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	623
12,600	Hitachi Metals Ltd. (Metals & Mining)	133
15,700	HOYA Corp. (Health Care Equipment & Supplies)	1,335
12,400	Hulic Co. Ltd. (Real Estate Management & Development)	126
8,000	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	183
8,600	IHI Corp. (Machinery)	100
8,200	Iida Group Holdings Co. Ltd. (Household Durables)	113

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
80,017	ITOCHU Corp. (Trading Companies & Distributors)	$1,656
15,400	J. Front Retailing Co. Ltd. (Multiline Retail)	127
20,900	Japan Exchange Group, Inc. (Capital Markets)	367
47,600	Japan Post Bank Co. Ltd. (Banks)	440
43	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	130
38	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	223
107	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	122
10,054	JSR Corp. (Chemicals)	184
11,900	JTEKT Corp. (Machinery)	80
118,657	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	404
6,000	Kamigumi Co. Ltd. (Transportation Infrastructure)	101
2,200	Kao Corp. (Personal Products)	179
6,200	Kawasaki Heavy Industries Ltd. (Machinery)	89
101,200	KDDI Corp. (Wireless Telecommunication Services)	2,990
11,000	Keikyu Corp. (Road & Rail)	185
6,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,090
46,400	Kirin Holdings Co. Ltd., Class - C (Beverages)	917
2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	195
52,345	Komatsu Ltd. (Machinery)	847
3,800	Konami Holdings Corp. (Entertainment)	117
20,800	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	84
4,600	Kurita Water Industries Ltd. (Machinery)	106
5,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	336
49,500	Kyushu Electric Power Co., Inc. (Electric Utilities)	397
9,700	Kyushu Railway Co. (Road & Rail)	279
2,700	LINE Corp. (Interactive Media & Services)(a)	130
12,400	Lion Corp. (Household Products)	264
18,100	M3, Inc. (Health Care Technology)	534
9,200	Makita Corp. (Machinery)	281
90,016	Marubeni Corp. (Trading Companies & Distributors)	447
4,487	Maruichi Steel Tube Ltd. (Metals & Mining)	107
21,800	Mazda Motor Corp. (Automobiles)	115
23,200	McDonald's Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	1,047
22,300	Mebuki Financial Group, Inc. (Banks)	45
6,800	Medipal Holdings Corp. (Health Care Providers & Services)	127
4,700	MEIJI Holdings Co. Ltd. (Food Products)	333
9,100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	177
11,600	MISUMI Group, Inc. (Machinery)	251
71,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	425

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	$1,209
102,800	Mitsubishi Electric Corp. (Electrical Equipment)	1,256
48,500	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	716
17,900	Mitsubishi Heavy Industries Ltd. (Machinery)	451
255,505	Mitsubishi UFJ Financial Group, Inc. (Banks)	956
20,200	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	99
92,488	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,284
518,577	Mizuho Financial Group, Inc. (Banks)	595
7,900	MonotaRO Co. Ltd. (Trading Companies & Distributors)	209
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,348
5,800	Nabtesco Corp. (Machinery)	133
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	535
20,200	Nexon Co. Ltd. (Entertainment)	330
9,600	NGK Spark Plug Co. Ltd. (Auto Components)	135
3,300	NH Foods Ltd. (Food Products)	115
18,500	Nikon Corp. (Household Durables)	170
56	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	377
4,600	Nippon Express Co. Ltd. (Road & Rail)	224
82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	206
41,300	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	3,234
36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	871
5,300	Nissan Chemical Corp. (Chemicals)	192
57,981	Nissan Motor Co. Ltd. (Automobiles)	194
22,500	Nisshin Seifun Group, Inc. (Food Products)	376
2,600	Nissin Foods Holdings Co. Ltd. (Food Products)	216
4,400	Nitori Holdings Co. Ltd. (Specialty Retail)	594
9,100	Nitto Denko Corp. (Chemicals)	404
5,311	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	86
168	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	214
17,800	Nomura Research Institute Ltd. (IT Services)	376
15,300	NSK Ltd. (Machinery)	97
36,525	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,142
18,500	Obayashi Corp. (Construction & Engineering)	157
1,800	OBIC Co. Ltd. (IT Services)	235
46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	249
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	538

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,000	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	$766
17,200	ORIX Corp. (Diversified Financial Services)	205
18,900	Pan Pacific International Holdings Corp. (Multiline Retail)	358
124,200	Panasonic Corp. (Household Durables)	940
4,500	PeptiDream, Inc. (Biotechnology)(a)	157
4,900	Pigeon Corp. (Household Products)	188
5,900	Pola Orbis Holdings, Inc. (Personal Products)	108
51,800	Rakuten, Inc. (Internet & Direct Marketing Retail)	390
20,030	Recruit Holdings Co. Ltd. (Professional Services)(b)	517
49,738	Resona Holdings, Inc. (Banks)	149
2,600	Rinnai Corp. (Household Durables)	183
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	304
9,800	SBI Holdings, Inc. (Capital Markets)	143
7,000	SECOM Co. Ltd. (Commercial Services & Supplies)	579
13,600	Sega Sammy Holdings, Inc. (Leisure Products)	165
20,100	Sekisui Chemical Co. Ltd. (Household Durables)	265
35,552	Sekisui House Ltd. (Household Durables)	586
2,600	Shimamura Co. Ltd. (Specialty Retail)	157
1,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	167
8,300	Shinsei Bank Ltd. (Banks)	110
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,224
7,300	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	354
46,600	Sompo Holdings, Inc. (Insurance)	1,436
37,600	Sony Corp. (Household Durables)	2,229
5,808	Sony Financial Holdings, Inc. (Insurance)	98
67,086	Sumitomo Corp. (Trading Companies & Distributors)	765
27,800	Sumitomo Electric Industries Ltd. (Auto Components)	290
5,100	Sumitomo Heavy Industries Ltd. (Machinery)	91
78,448	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,906
6,283	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	181
13,600	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	332
11,200	Sumitomo Rubber Industries Ltd. (Auto Components)	105
5,700	Suntory Beverage & Food Ltd. (Beverages)	215
6,800	Sysmex Corp. (Health Care Equipment & Supplies)	492
13,500	T&D Holdings, Inc. (Insurance)	109
123,000	Taiyo Nippon Sanso Corp. (Chemicals)	1,820
36,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,121
26,500	Terumo Corp. (Health Care Equipment & Supplies)	908

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
9,242	The Chugoku Electric Power Company, Inc. (Electric Utilities)	$129
21,700	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	258
7,800	The Yokohama Rubber Co. Ltd. (Auto Components)	97
8,000	THK Co. Ltd. (Machinery)	161
8,500	Toho Co. Ltd. (Entertainment)	260
4,500	Toho Gas Co. Ltd. (Gas Utilities)	203
13,700	Tokio Marine Holdings, Inc. (Insurance)	627
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,640
19,500	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	94
21,700	Tokyu Corp. (Road & Rail)	341
15,300	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	234
33,500	Toray Industries, Inc. (Chemicals)	145
15,500	Toshiba Corp. (Industrial Conglomerates)	340
15,400	Tosoh Corp. (Chemicals)	174
7,000	Toyo Suisan Kaisha Ltd. (Food Products)	338
8,400	Toyota Industries Corp. (Auto Components)	401
69,900	Toyota Motor Corp. (Automobiles)	4,213
11,670	Toyota Tsusho Corp. (Trading Companies & Distributors)	273
6,427	Trend Micro, Inc. (Software)	317
1,500	Tsuruha Holdings, Inc. (Food & Staples Retailing)	198
16,500	Unicharm Corp. (Household Products)	618
87	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	87
21,200	USS Co. Ltd. (Specialty Retail)	291
42,100	Yamada Denki Co. Ltd. (Specialty Retail)	168
17,200	Yamaha Motor Co. Ltd. (Automobiles)	207
13,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	205
11,200	Yamazaki Baking Co. Ltd. (Food Products)	233
9,200	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	250
		89,765

	Netherlands — 2.38%
425	Adyen N.V. (IT Services)(a)(b)	361
44,205	Airbus SE (Aerospace & Defense)	2,850
33,030	Akzo Nobel N.V. (Chemicals)	2,172
8,178	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,155
2,315	Heineken Holding N.V., Class - A (Beverages)	180
378,410	ING Groep N.V. (Banks)	1,938
1,268	Just Eat Takeaway (Internet & Direct Marketing Retail)(a)	96
61,945	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,443
17,925	Koninklijke DSM N.V. (Chemicals)	2,016
9,692	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	398
6,248	NN Group N.V. (Insurance)	170
6,504	Randstad N.V. (Professional Services)	229

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
11,488	Wolters Kluwer N.V. (Professional Services)	$813
		14,821

	New Zealand — 0.02%
4,911	Auckland International Airport Ltd. (Transportation Infrastructure)	15
10,194	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	24
27,208	Spark New Zealand Ltd. (Diversified Telecommunication Services)	66
		105

	Norway — 0.21%
27,000	Mowi ASA (Food Products)	409
30,846	Orkla ASA (Food Products)	265
26,502	Telenor ASA (Diversified Telecommunication Services)	388
7,271	Yara International ASA (Chemicals)	230
		1,292

	Portugal — 0.34%
407,212	EDP - Energias de Portugal SA (Electric Utilities)	1,638
27,476	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	314
10,338	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	187
		2,139

	Singapore — 0.47%
232,772	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	460
240,544	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	258
234,915	CapitaMall Trust (Equity Real Estate Investment Trusts)	295
16,800	City Developments Ltd. (Real Estate Management & Development)	85
142,600	ComfortDelGro Corp. Ltd. (Road & Rail)	152
129,100	Keppel Corp. Ltd. (Industrial Conglomerates)	480
58,700	SATS Ltd. (Transportation Infrastructure)	131
54,900	Singapore Exchange Ltd. (Capital Markets)	354
233,579	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	417
228,180	Suntec REIT (Equity Real Estate Investment Trusts)	200
22,500	United Overseas Land Group Ltd. (Real Estate Management & Development)	103
		2,935

	South Korea — 0.22%
34,951	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,359

	Spain — 1.16%
24,813	Banco Bilbao Vizcaya Argentaria SA (Banks)	77
17,003	Bankinter SA (Banks)	62
977,296	CaixaBank SA (Banks)	1,808

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
3,037	Cellnex Telecom SA (Diversified Telecommunication Services)	$138
46,360	Corporacion Mapfre (Insurance)	79
6,850	Enagas (Oil, Gas & Consumable Fuels)	135
11,451	Endesa (Electric Utilities)	242
20,188	Ferrovial SA (Construction & Engineering)	479
247,604	Iberdrola SA (Electric Utilities)	2,421
40,271	Red Electrica Corp. (Electric Utilities)	723
2,583	Repsol SA (Oil, Gas & Consumable Fuels)(a)	23
52,569	Repsol SA (Oil, Gas & Consumable Fuels)	469
9,790	Siemens Gamesa Renewable Energy SA (Electrical Equipment)	144
93,650	Telefonica SA (Diversified Telecommunication Services)	426
		7,226

	Sweden — 1.22%
13,830	Boliden AB (Metals & Mining)	248
25,307	Electrolux AB, B Shares (Household Durables)	313
25,307	Electrolux Professional AB, Class - B (Machinery)(a)	73
24,908	Essity AB, Class - B (Household Products)	764
86,903	Hennes & Mauritz AB, B Shares (Specialty Retail)	1,113
6,859	Industrivarden AB, C Shares (Diversified Financial Services)	131
6,435	Kinnevik AB, Class - B (Diversified Financial Services)	105
37,185	L E Lundbergforetagen AB (Diversified Financial Services)	1,509
25,912	Skandinaviska Enskilda Banken AB, Class - A (Banks)	174
33,960	Skanska AB, B Shares (Construction & Engineering)	512
36,959	SKF AB, B Shares (Machinery)	504
6,980	Swedish Match AB (Tobacco)	396
24,390	Tele2 AB, B Shares (Wireless Telecommunication Services)	325
123,561	Volvo AB, B Shares (Machinery)	1,469
		7,636

	Switzerland — 7.92%
144,190	ABB Ltd., Registered Shares (Electrical Equipment)	2,507
14,924	Adecco SA, Registered Shares (Professional Services)	588
17,060	Alcon, Inc. (Health Care Equipment & Supplies)(a)	875
1,838	Baloise Holding AG, Registered Shares (Insurance)	240
88	Barry Callebaut AG (Food Products)	176
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	434
44	Chocoladefabriken Lindt & Sprungil AG (Food Products)	369
761	EMS-Chemie Holding AG, Registered Shares (Chemicals)	475
36,352	Idorsia Ltd. (Biotechnology)(a)(b)	940
5,204	Julius Baer Group Ltd. (Capital Markets)	174

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
5,080	Kuehne & Nagel International Ltd. (Marine)	$692
24,615	LafargeHolcim Ltd., Registered Shares (Construction Materials)	899
6,418	Lonza Group AG (Life Sciences Tools & Services)	2,641
7,968	Medacta Group SA (Health Care Equipment & Supplies)(a)	464
123,806	Nestle SA, Registered Shares (Food Products)	12,680
74,898	Novartis AG, Registered Shares (Pharmaceuticals)	6,182
441	Partners Group Holding AG (Capital Markets)	302
30,815	Roche Holding AG (Pharmaceuticals)	9,918
500	SGS SA, Registered Shares (Professional Services)	1,154
739	Sika AG, Registered Shares (Chemicals)	121
1,212	Swiss Life Holding AG (Insurance)	407
3,688	Swiss Prime Site AG (Real Estate Management & Development)	359
9,698	Swiss Re AG (Insurance)	747
1,212	Swisscom AG (Diversified Telecommunication Services)	649
8,049	Temenos AG, Registered Shares (Software)	1,050
2,614	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	101
2,477	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	487
253,760	UBS Group AG (Capital Markets)	2,327
4,186	Zurich Financial Services AG (Insurance)	1,471
		49,429

	United Kingdom — 11.08%
5,633	Admiral Group PLC (Insurance)	155
27,080	Aon PLC (Insurance)	4,468
56,211	AstraZeneca PLC (Pharmaceuticals)	5,007
30,400	Aveva Group PLC (Software)	1,309
385,669	Aviva PLC (Insurance)	1,268
998,803	Barclays PLC (Banks)	1,135
72,724	Barratt Developments PLC (Household Durables)	393
928,994	BP PLC (Oil, Gas & Consumable Fuels)	3,809
61,193	British American Tobacco PLC (Tobacco)	2,084
2,162	Coca-Cola European Partners PLC (Beverages)	81
148,177	Diageo PLC (Beverages)	4,698
11,233	easyJet PLC (Airlines)	78
105,348	G4S PLC (Commercial Services & Supplies)	120
176,859	GlaxoSmithKline PLC (Pharmaceuticals)	3,318
492,569	HSBC Holdings PLC (Banks)	2,765
1,822	Intertek Group PLC (Professional Services)	106
117,138	J Sainsbury PLC (Food & Staples Retailing)	303
4,105	Johnson Matthey PLC (Chemicals)	90
152,198	Legal & General Group PLC (Insurance)	360
49,618	Linde PLC (Chemicals)	8,604
4,585,973	Lloyds Banking Group PLC (Banks)	1,792
3,253	London Stock Exchange Group PLC (Capital Markets)	291
405,754	M&G PLC (Diversified Financial Services)(a)	564

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
93,418	National Grid PLC (Multi-Utilities)	$1,091
209,326	Prudential PLC (Insurance)	2,621
29,131	RecKitt Benckiser Group PLC (Household Products)	2,219
126,548	RELX PLC (Professional Services)	2,701
66,751	Rio Tinto PLC (Metals & Mining)	3,059
65,110	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	1,131
246,139	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	4,128
8,382	Severn Trent PLC (Water Utilities)	237
44,000	SSE PLC (Electric Utilities)	707
9,244	St. James Place PLC (Capital Markets)	86
62,331	Unilever N.V. (Personal Products)	3,063
24,123	United Utilities Group PLC (Water Utilities)	270
1,752,393	Vodafone Group PLC (Wireless Telecommunication Services)	2,424
15,258	Willis Towers Watson PLC (Insurance)	2,592
		69,127

	United States — 1.40%
1,483	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	1,723
1,138	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	1,323
1,910	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	3,724
24,110	Intercontinental Exchange, Inc. (Capital Markets)	1,947
		8,717

	Total Common Stocks	455,625

	Preferred Stocks — 0.53%
	Brazil — 0.22%
505,295	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	1,361

	Germany — 0.31%
6,631	Porsche Automobil Holding SE — Preferred (Automobiles)	277
14,706	Volkswagen AG — Preferred (Automobiles)	1,693
		1,970

	Total Preferred Stocks	3,331

	Investment Companies — 2.76%
1,778	Dreyfus Treasury Securities Cash Management, Institutional Shares, 0.51%(c)	2
17,243,411	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(c)	17,243

	Total Investment Companies	17,245

	Total Investments (cost $476,142) — 76.33%	$476,201
	Other assets in excess of liabilities — 23.67%	147,630

	Net Assets - 100.00%	$623,831

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The International Equity Portfolio	Artisan Partners LP	Parametric Portfolio Associates, LLC	Total
Common Stocks	18.72%	54.32%	73.04%
Preferred Stocks	0.22%	0.31%	0.53%
Investment Companies	-	2.76%	2.76%
Other Assets (Liabilities)	3.96%	19.71%	23.67%
Total Net Assets	22.90%	77.10%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	1,829	6/19/20	$142,598	$2,984
			$142,598	$2,984

	Total Unrealized Appreciation			$2,984
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$2,984

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	45	$4,388	$1,950.00	5/29/2020	$(82)
E-Mini S&P 500 Future Option	Put	45	3,938	1,750.00	6/19/2020	(58)
E-Mini S&P 500 Future Option	Call	45	6,750	3,000.00	5/29/2020	(25)
E-Mini S&P 500 Future Option	Put	45	3,713	1,650.00	9/18/2020	(85)
E-Mini S&P 500 Future Option	Put	45	3,375	1,500.00	9/18/2020	(59)
						$(309)

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.52%
	Australia — 3.44%
129,003	AGL Energy Ltd. (Multi-Utilities)	$1,350
332,076	Alumina Ltd. (Metals & Mining)	298
78,622	APA Group (Gas Utilities)	499
69,979	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	906
14,453	ASX Ltd. (Capital Markets)	678
268,435	Aurizon Holdings Ltd. (Road & Rail)	695
162,969	AusNet Services (Electric Utilities)	171
145,052	Australia & New Zealand Banking Group Ltd. (Banks)	1,521
27,583	Bendigo & Adelaide Bank Ltd. (Banks)	106
405,659	BHP Billiton Ltd. (Metals & Mining)	7,357
229,519	BHP Group PLC (Metals & Mining)	3,561
159,285	Boral Ltd. (Construction Materials)	200
44,168	CIMIC Group Ltd. (Construction & Engineering)	625
90,245	Commonwealth Bank of Australia (Banks)	3,405
54,626	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	253
15,943	CSL Ltd. (Biotechnology)	2,889
446,157	Fortescue Metals Group Ltd. (Metals & Mining)	2,733
133,281	GPT Group (Equity Real Estate Investment Trusts)	296
93,409	Harvey Norman Holdings Ltd. (Multiline Retail)^	171
39,945	IDP Education Ltd. (Diversified Consumer Services)	311
114,677	Inghams Group Ltd. (Food Products)	230
113,499	Insurance Australia Group Ltd. (Insurance)	428
10,881	Macquarie Group Ltd. (Capital Markets)	579
65,456	Magellan Financial Group Ltd. (Capital Markets)	1,736
143,050	Medibank Private Ltd. (Insurance)	235
263,982	Mirvac Group (Equity Real Estate Investment Trusts)	335
148,342	National Australia Bank Ltd. (Banks)	1,521
101,763	Qantas Airways Ltd. (Airlines)	198
85,759	Regis Resources Ltd. (Metals & Mining)	191
50,232	Rio Tinto Ltd. (Metals & Mining)	2,587
413,001	Santos Ltd. (Oil, Gas & Consumable Fuels)	848
313,076	Saracen Mineral Holdings Ltd. (Metals & Mining)(a)	704
364,034	Scentre Group (Equity Real Estate Investment Trusts)	348
648,161	South32 Ltd. (Metals & Mining)	715
161,939	Stockland (Equity Real Estate Investment Trusts)	249
63,923	Suncorp Group Ltd. (Insurance)	355
149,581	Sydney Airport (Transportation Infrastructure)	517
267,292	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	414
86,108	Technology One Ltd. (Software)	416
229,574	Vicinity Centres (Equity Real Estate Investment Trusts)	144
178,460	Westpac Banking Corp. (Banks)	1,832
123,413	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,369
		43,976

	Austria — 0.12%
8,925	ANDRITZ AG (Machinery)(a)	280

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Austria (continued)
13,476	Erste Group Bank AG (Banks)	$246
18,053	OMV AG (Oil, Gas & Consumable Fuels)	494
18,008	Raiffeisen Bank International AG (Banks)	259
13,216	Voestalpine AG (Metals & Mining)	267
		1,546

	Belgium — 0.44%
9,569	Ageas (Insurance)	399
34,930	Anheuser-Busch InBev N.V. (Beverages)	1,541
3,453	Galapagos N.V. (Biotechnology)(a)	678
2,819	Groupe Bruxelles Lambert SA (Diversified Financial Services)	222
13,377	KBC Groep N.V. (Banks)	607
29,428	Proximus SADP (Diversified Telecommunication Services)	676
10,640	Solvay SA (Chemicals)	767
26,043	Warehouses de Pauw CVA (Equity Real Estate Investment Trusts)	743
		5,633

	Bermuda — 0.01%
91,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	139

	Brazil — 0.06%
148,074	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	814

	Canada — 0.44%
18,235	Canadian Imperial Bank of Commerce (Banks)	1,063
42,681	GFL Environmental, Inc. (Commercial Services & Supplies)(a)	642
132,536	Manulife Financial Corp. (Insurance)	1,664
29,896	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)^	82
29,400	TMX Group Ltd. (Capital Markets)	2,189
		5,640

	China — 1.52%
20,858	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	4,056
44,850	Baidu, Inc., ADR (Interactive Media & Services)(a)	4,521
1,262,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	801
171,263	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	195
648,830	China Mobile Ltd. (Wireless Telecommunication Services)	4,864
13,500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	679
128,484	Midea Group Co. Ltd., Class - A (Household Durables)	869
349,947	Sinopharm Group Co. (Health Care Providers & Services)	775
166,000	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	2,670
		19,430

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark — 2.28%
320	A.P. Moller - Maersk A/S, Class - A (Marine)	$263
567	A.P. Moller - Maersk A/S, Class - B (Marine)	503
9,180	Carlsberg A/S, Class - B (Beverages)	1,034
8,796	Christian Hansen Holding A/S (Chemicals)	649
25,678	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	3,725
25,787	Danske Bank A/S (Banks)(a)	287
4,168	DSV Panalpina A/S (Road & Rail)	379
26,471	Genmab A/S (Biotechnology)(a)	5,319
12,790	H. Lundbeck A/S (Pharmaceuticals)	376
15,590	ISS A/S (Commercial Services & Supplies)	213
265,777	Novo Nordisk A/S, Class - B (Pharmaceuticals)	15,877
11,540	Pandora A/S (Textiles, Apparel & Luxury Goods)	371
4,572	Tryg A/S (Insurance)	111
		29,107

	Finland — 0.52%
34,515	Fortum Oyj (Electric Utilities)	502
27,786	Kone Oyj, Class - B (Machinery)	1,556
15,332	Nokian Renkaat Oyj (Auto Components)	366
184,838	Nordea Bank Abp (Banks)(a)	1,040
2,996	Nordea Bank Abp (Banks)(a)	17
20,271	Sampo Oyj, Class - A (Insurance)	585
63,944	Stora Enso Oyj, R Shares (Paper & Forest Products)(a)	639
57,396	UPM-Kymmene Oyj (Paper & Forest Products)	1,564
56,033	Wartsila Oyj Abp, Class - B (Machinery)	409
		6,678

	France — 7.28%
270,588	Air France-KLM (Airlines)^(a)	1,505
79,199	Air Liquide SA (Chemicals)	10,108
37,700	Amundi SA (Capital Markets)	2,180
11,157	Atos SE (IT Services)	743
86,354	AXA SA (Insurance)	1,461
189,238	BNP Paribas (Banks)	5,523
25,947	Bouygues SA (Construction & Engineering)	753
150,747	Carrefour SA (Food & Staples Retailing)	2,389
6,325	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	242
9,456	CNP Assurances (Insurance)	92
113,743	Compagnie de Saint-Gobain (Building Products)	2,729
20,220	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	1,771
2,766	Covivio (Equity Real Estate Investment Trusts)	155
52,174	Credit Agricole SA (Banks)	369
107,577	Danone SA (Food Products)	6,883
29,900	Eiffage SA (Construction & Engineering)(b)	2,122
14,418	Elis SA (Commercial Services & Supplies)	136
104,446	ENGIE (Multi-Utilities)	1,069
19,122	Eutelsat Communications (Media)	199
21,835	Faurecia (Auto Components)	639
2,575	Gecina SA (Equity Real Estate Investment Trusts)	339
2,542	Hermes International (Textiles, Apparel & Luxury Goods)	1,729

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
2,061	Icade (Equity Real Estate Investment Trusts)	$162
6,769	Ingenico Group SA (Electronic Equipment, Instruments & Components)	707
12,033	Klepierre (Equity Real Estate Investment Trusts)	229
12,265	La Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(a)	311
12,595	Legrand SA (Electrical Equipment)	803
10,284	L'Oreal SA (Personal Products)	2,661
52,355	Natixism SA (Capital Markets)	167
200,025	Orange SA (Diversified Telecommunication Services)	2,421
170,033	Peugeot SA (Automobiles)	2,213
21,653	Publicis Groupe (Media)	618
23,414	Renault SA (Automobiles)	445
19,762	Safran SA (Aerospace & Defense)	1,750
97,344	Sanofi-Aventis (Pharmaceuticals)	8,425
65,409	Schneider Electric SA (Electrical Equipment)	5,527
7,137	SCOR SE (Insurance)	157
34,621	Societe Generale (Banks)	567
9,002	Sodexo SA (Hotels, Restaurants & Leisure)	604
19,651	Suez Environnement Co. (Multi-Utilities)	200
353,023	Total SA (Oil, Gas & Consumable Fuels)^	13,299
8,208	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)^	470
28,508	Valeo SA (Auto Components)	464
30,517	Veolia Environnement (Multi-Utilities)	644
86,681	Vinci SA (Construction & Engineering)	7,080
		93,060

	Germany — 8.55%
4,019	adidas AG (Textiles, Apparel & Luxury Goods)	892
81,069	Allianz SE (Insurance)	13,803
50,513	Aroundtown SA (Real Estate Management & Development)	253
208,258	BASF SE (Chemicals)	9,733
137,107	Bayer AG (Pharmaceuticals)	7,854
27,652	Bayerische Motoren Werke AG (Automobiles)	1,411
12,488	Continental AG (Auto Components)	890
15,204	Covestro AG (Chemicals)	461
75,572	Daimler AG, Registered Shares (Automobiles)	2,256
97,535	Deutsche Boerse AG (Capital Markets)	13,397
21,304	Deutsche Lufthansa AG, Registered Shares (Airlines)	199
426,781	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	11,438
349,891	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	4,517
7,949	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)(a)	207
144,930	E.ON AG (Multi-Utilities)	1,486
17,175	Evonik Industries AG (Chemicals)	359
3,491	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	140
12,405	GEA Group AG (Machinery)	256
2,033	Hannover Rueckversicherung AG (Insurance)	287

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
12,426	HeidelbergCement AG (Construction Materials)	$531
2,125	Hochtief AG (Construction & Engineering)	139
26,059	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	652
199,447	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,878
15,646	Metro AG (Food & Staples Retailing)	133
7,114	MTU Aero Engines AG (Aerospace & Defense)	1,028
4,442	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	893
30,238	RWE AG (Multi-Utilities)	791
98,378	SAP SE (Software)	10,981
80,601	Schaeffler AG (Auto Components)	484
121,286	Siemens AG (Industrial Conglomerates)	10,153
16,023	Siemens Healthineers AG (Health Care Equipment & Supplies)	619
24,058	Symrise AG (Chemicals)	2,225
45,914	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	113
51,844	TUI AG (Hotels, Restaurants & Leisure)	227
8,383	Uniper SE (Independent Power and Renewable Electricity Producers)	206
2,804	Volkswagen AG (Automobiles)	368
20,876	Vonovia SE (Real Estate Management & Development)	1,038
53,911	Wirecard AG (IT Services)	6,072
		109,370

	Hong Kong — 2.37%
906,718	AIA Group Ltd. (Insurance)(b)	8,119
36,610	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	339
169,695	BOC Hong Kong (Holdings) Ltd. (Banks)	466
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)	—
156,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	847
401,410	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	2,676
42,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	225
101,219	CLP Holdings Ltd. (Electric Utilities)	928
1,152,000	Comba Telecom Systems Holdings Ltd. (Communications Equipment)	456
43,600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	201
128,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	260
35,139	Hang Seng Bank Ltd. (Banks)	599
98,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	374
186,377	HK Electric Investments Ltd. (Electric Utilities)	179
222,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	303
69,040	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	258

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
219,500	Kerry Properties Ltd. (Real Estate Management & Development)	$574
376,240	New World Development Co. Ltd. (Real Estate Management & Development)	401
171,000	NWS Holdings Ltd. (Industrial Conglomerates)	174
286,000	PCCW Ltd. (Diversified Telecommunication Services)	157
85,868	Power Assets Holdings Ltd. (Electric Utilities)	509
841,860	Sands China Ltd. (Hotels, Restaurants & Leisure)	3,063
193,429	Sino Land Co. Ltd. (Real Estate Management & Development)	243
98,860	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,292
29,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	187
67,200	Swire Properties Ltd. (Real Estate Management & Development)	188
129,986	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,096
58,300	Vtech Holdings Ltd. (Communications Equipment)	420
3,793,500	WH Group Ltd. (Food Products)	3,502
71,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	290
913,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	1,370
516,000	Xinyi Glass Holdings Ltd. (Auto Components)	589
		30,285

	Ireland (Republic of) — 0.92%
19,125	AIB Group PLC (Banks)	21
169,939	Amarin Corp. PLC, ADR (Biotechnology)(a)	680
96,567	Bank of Ireland Group PLC (Banks)	180
42,328	CRH PLC (Construction Materials)	1,144
4,337	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	390
27,393	Fly Leasing Ltd., ADR (Trading Companies & Distributors)(a)	193
61,655	Medtronic PLC (Health Care Equipment & Supplies)	5,560
60,178	Ryanair Holdings PLC, ADR (Airlines)(a)	3,195
13,025	Smurfit Kappa Group PLC (Containers & Packaging)	369
		11,732

	Israel — 0.33%
3,221	Azrieli Group (Real Estate Management & Development)	184
23,924	Bank Hapoalim BM (Banks)	143
89,620	Bank Leumi Le (Banks)	495
1,183	Isracard Ltd. (Consumer Finance)	3
201,895	Israel Chemicals Ltd. (Chemicals)	643
39,446	Israel Discount Bank, Class - A (Banks)	115
2,943	Mizrahi Tefahot Bank Ltd. (Banks)	54
17,485	Nice Systems Ltd., ADR (Software)(a)	2,510
6,483	Plus500 Ltd. (Diversified Financial Services)	86
		4,233

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy — 2.12%
240,295	Assicurazioni Generali SpA (Insurance)	$3,255
42,006	Atlantia SpA (Transportation Infrastructure)	522
8,798	Banca Generali SpA (Capital Markets)	183
925,766	Enel SpA (Electric Utilities)	6,384
210,749	Eni SpA (Oil, Gas & Consumable Fuels)	2,093
7,086	Ferrari N.V. (Automobiles)	1,091
52,147	Fiat Chrysler Automobiles N.V. (Automobiles)	372
1,923,655	Intesa Sanpaolo SpA (Banks)	3,112
23,909	Mediobanca SpA (Banks)	130
33,477	Pirelli & C SpA (Auto Components)	118
174,087	Poste Italiane SpA (Insurance)	1,464
180,709	Snam SpA (Oil, Gas & Consumable Fuels)	826
281,419	Telecom Italia SpA (Diversified Telecommunication Services)	110
61,824	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	389
913,939	Unicredit SpA (Banks)	7,068
		27,117

	Japan — 16.86%
3,500	ABC-Mart, Inc. (Specialty Retail)	175
34,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)	1,378
5,400	AEON Credit Service Co. Ltd. (Consumer Finance)	58
5,900	AEON Mall Co. Ltd. (Real Estate Management & Development)	74
19,400	Air Water, Inc. (Chemicals)	266
17,400	Aisin Seiki Co. Ltd. (Auto Components)	426
19,900	Alfresa Holdings Corp. (Health Care Providers & Services)	370
23,300	ALPS Alpine Co. Ltd. (Electronic Equipment, Instruments & Components)	225
37,200	Amada Holdings Co. Ltd. (Machinery)	292
12,200	ANA Holdings, Inc. (Airlines)^	297
5,900	Aozora Bank Ltd. (Banks)	113
19,865	Asahi Glass Co. Ltd. (Building Products)	484
48,200	Asahi Group Holdings Ltd. (Beverages)	1,564
139,210	Asahi Kasei Corp. (Chemicals)	976
199,090	Astellas Pharma, Inc. (Pharmaceuticals)	3,068
61,660	Bridgestone Corp. (Auto Components)	1,888
54,800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	830
105,547	Canon, Inc. (Technology Hardware, Storage & Peripherals)	2,294
23,040	Casio Computer Co. Ltd. (Household Durables)	322
87,200	Chubu Electric Power Co. Inc. (Electric Utilities)	1,231
13,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,516
7,800	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	160
52,400	Concordia Financial Group Ltd. (Banks)	153
6,100	Credit Saison Co. Ltd. (Consumer Finance)^	70
26,539	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	564
29,800	Daicel Corp. (Chemicals)	217
300	Daikin Industries Ltd. (Building Products)	36
13,647	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1,268

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
211,630	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$5,229
103	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	252
44	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts)	244
46,700	Daiwa Securities Group, Inc. (Capital Markets)	180
47,200	Denso Corp. (Auto Components)	1,508
11,770	Dentsu Group, Inc. (Media)	227
15,800	Dip Corp. (Interactive Media & Services)	254
39,000	East Japan Railway Co. (Road & Rail)	2,951
9,000	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	180
42,600	Fanuc Ltd. (Machinery)	5,694
71,610	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,530
21,250	Fujitsu Ltd. (IT Services)	1,914
68,800	Fukuoka Financial Group, Inc. (Banks)^	908
21,600	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	878
31,600	Hino Motors Ltd. (Machinery)	169
3,580	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	369
12,300	Hitachi Construction Machinery Co. Ltd. (Machinery)	247
7,600	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	562
103,680	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,979
175,854	Honda Motor Co. Ltd. (Automobiles)	3,936
15,900	Hulic Co. Ltd. (Real Estate Management & Development)	161
21,259	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)^	485
16,160	IHI Corp. (Machinery)^	188
17,300	Iida Group Holdings Co. Ltd. (Household Durables)^	239
110,100	INPEX Corp. (Oil, Gas & Consumable Fuels)	618
59,370	Isuzu Motors Ltd. (Automobiles)	393
147,158	ITOCHU Corp. (Trading Companies & Distributors)^	3,046
28,300	J. Front Retailing Co. Ltd. (Multiline Retail)	234
13,000	Japan Airlines Co. Ltd. (Airlines)	239
14,600	Japan Exchange Group, Inc. (Capital Markets)	256
19,600	Japan Post Bank Co. Ltd. (Banks)^	181
464,060	Japan Post Holdings Co. Ltd. (Insurance)	3,632
9,200	Japan Post Insurance Co. Ltd. (Insurance)	114
47	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	142
71	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	418
154	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	175
129,027	Japan Tobacco, Inc. (Tobacco)	2,387
20,433	JSR Corp. (Chemicals)^	374
24,000	JTEKT Corp. (Machinery)	162

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
345,778	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	$1,178
48,200	Kajima Corp. (Construction & Engineering)	493
15,200	Kawasaki Heavy Industries Ltd. (Machinery)	219
134,100	KDDI Corp. (Wireless Telecommunication Services)	3,961
87,210	Kirin Holdings Co. Ltd., Class - C (Beverages)	1,723
198,490	Komatsu Ltd. (Machinery)	3,212
49,100	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	198
34,649	Kuraray Co. Ltd. (Chemicals)	349
9,600	Kureha Corp. (Chemicals)	389
34,820	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,055
23,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	188
17,850	Kyushu Railway Co. (Road & Rail)^	513
7,126	Lawson, Inc. (Food & Staples Retailing)	391
29,745	LIXIL Group Corp. (Building Products)	367
168,871	Marubeni Corp. (Trading Companies & Distributors)^	838
20,000	Marui Group Co. Ltd. (Multiline Retail)^	334
6,477	Maruichi Steel Tube Ltd. (Metals & Mining)^	155
62,350	Mazda Motor Corp. (Automobiles)	329
46,200	Mebuki Financial Group, Inc. (Banks)	94
139,510	Mitsubishi Chemical Holdings Corp. (Chemicals)	829
146,940	Mitsubishi Corp. (Trading Companies & Distributors)	3,110
196,890	Mitsubishi Electric Corp. (Electrical Equipment)	2,406
19,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	205
162,897	Mitsubishi Heavy Industries Ltd. (Machinery)	4,106
12,600	Mitsubishi Materials Corp. (Metals & Mining)	258
72,240	Mitsubishi Motors Corp. (Automobiles)^	204
925,482	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,462
13,800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	68
183,666	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,550
20,050	Mitsui Chemicals, Inc. (Chemicals)	377
12,200	Mitsui O.S.K. Lines Ltd. (Marine)	195
979,022	Mizuho Financial Group, Inc. (Banks)	1,123
19,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	530
118,000	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,867
12,500	Nabtesco Corp. (Machinery)	286
25,530	NEC Corp. (Technology Hardware, Storage & Peripherals)	930
28,100	NGK Insulators Ltd. (Machinery)	366
16,760	NGK Spark Plug Co. Ltd. (Auto Components)	235
27,100	Nikkiso Co. Ltd. (Health Care Equipment & Supplies)	200

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
37,400	Nikon Corp. (Household Durables)^	$343
4,000	Nintendo Co. Ltd. (Entertainment)	1,555
73	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	492
8,300	Nippon Express Co. Ltd. (Road & Rail)	405
113	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	284
69,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	5,404
69,940	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,673
16,300	Nippon Yusen Kabushiki Kaisha (Marine)^	193
22,260	Nitto Denko Corp. (Chemicals)	989
89,800	Nomura Holdings, Inc. (Capital Markets)	379
22,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	359
232	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	295
37,720	Nomura Research Institute Ltd. (IT Services)	797
41,300	NSK Ltd. (Machinery)^	263
282,650	NTT DoCoMo, Inc. (Wireless Telecommunication Services)^	8,841
71,400	Obayashi Corp. (Construction & Engineering)	606
92,300	Oji Paper Co. Ltd. (Paper & Forest Products)	491
20,700	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,070
24,300	Open House Co. Ltd. (Real Estate Management & Development)	500
7,700	Oracle Corp. Japan (Software)	672
215,000	ORIX Corp. (Diversified Financial Services)	2,565
141	ORIX Jreit, Inc. (Equity Real Estate Investment Trusts)	185
20,245	Osaka Gas Co. Ltd. (Gas Utilities)	380
16,700	OTSUKA Corp. (IT Services)	712
238,700	Panasonic Corp. (Household Durables)	1,807
13,100	Park24 Co. Ltd. (Commercial Services & Supplies)	193
10,100	Pola Orbis Holdings, Inc. (Personal Products)	186
33,178	Recruit Holdings Co. Ltd. (Professional Services)(b)	857
56,700	Rengo Co. Ltd. (Containers & Packaging)	441
88,285	Resona Holdings, Inc. (Banks)	265
71,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	518
9,970	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	541
6,704	Sankyo Co. Ltd. (Leisure Products)	194
6,900	SBI Holdings, Inc. (Capital Markets)^	101
20,800	Sega Sammy Holdings, Inc. (Leisure Products)	253
29,469	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)^	317
39,300	Sekisui Chemical Co. Ltd. (Household Durables)	518
66,325	Sekisui House Ltd. (Household Durables)	1,094
181,830	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	6,006
29,500	Seven Bank Ltd. (Banks)	76

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,400	Shimamura Co. Ltd. (Specialty Retail)	$145
38,285	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,763
4,800	Shionogi & Co. Ltd. (Pharmaceuticals)	236
32,900	Showa Denko KK (Chemicals)	675
89,154	Softbank Corp. (Wireless Telecommunication Services)^	1,136
56,160	Sompo Holdings, Inc. (Insurance)^	1,731
35,300	Sony Corp. (Household Durables)	2,092
9,400	Sony Financial Holdings, Inc. (Insurance)	158
66,254	Subaru Corp. (Automobiles)^	1,267
161,860	Sumitomo Chemical Co. Ltd. (Chemicals)^	478
128,740	Sumitomo Corp. (Trading Companies & Distributors)	1,468
79,920	Sumitomo Electric Industries Ltd. (Auto Components)	835
11,800	Sumitomo Heavy Industries Ltd. (Machinery)	211
197,903	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,808
34,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	992
20,700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	506
21,231	Sumitomo Rubber Industries Ltd. (Auto Components)	199
25,700	T&D Holdings, Inc. (Insurance)	208
22,050	Taisei Corp. (Construction & Engineering)	672
204,500	Taiyo Nippon Sanso Corp. (Chemicals)	3,026
362,145	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	11,029
13,700	TDK Corp. (Electronic Equipment, Instruments & Components)	1,054
21,150	Teijin Ltd. (Chemicals)	358
26,800	The Chiba Bank Ltd. (Banks)^	117
19,000	The Chugoku Electric Power Company, Inc. (Electric Utilities)^	265
301,300	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	3,578
111,100	The Gunma Bank Ltd. (Banks)	335
142,610	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,588
66,400	The Shizuoka Bank Ltd. (Banks)	403
13,700	The Yokohama Rubber Co. Ltd. (Auto Components)	170
24,900	Tohoku Electric Power Co., Inc. (Electric Utilities)	239
31,540	Tokio Marine Holdings, Inc. (Insurance)	1,443
1,200	Tokyo Century Corp. (Diversified Financial Services)	38
23,060	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,299
37,600	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	181
20,500	Tokyo Gas Co. Ltd. (Gas Utilities)	483
47,200	Tokyu Construction Co. Ltd. (Construction & Engineering)^	248
28,000	Tosoh Corp. (Chemicals)	316
8,200	Toyoda Gosei Co. Ltd. (Auto Components)	140
15,700	Toyota Industries Corp. (Auto Components)	749
128,220	Toyota Motor Corp. (Automobiles)	7,727
23,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	537

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
13,700	Trend Micro, Inc. (Software)	$676
160	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	160
23,600	USS Co. Ltd. (Specialty Retail)	324
8,200	West Japan Railway Co. (Road & Rail)	561
68,800	Yamada Denki Co. Ltd. (Specialty Retail)^	274
31,700	Yamaha Motor Co. Ltd. (Automobiles)	381
26,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	312
		215,674

	Jersey — 0.22%
1,222,531	Glencore International PLC (Metals & Mining)	1,850
134,660	WPP PLC (Media)	915
		2,765

	Luxembourg — 0.07%
14,850	ArcelorMittal SA (Metals & Mining)	140
7,391	Millicom International Cellular SA (Wireless Telecommunication Services)	206
51,665	SES - FDR, Class - A (Media)	302
38,390	Tenaris SA (Energy Equipment & Services)	232
		880

	Mexico — 0.05%
220,888	Grupo Financiero Banorte SAB de CV (Banks)	606

	Netherlands — 2.35%
16,395	ABN AMRO Group N.V. (Banks)	133
65,816	AEGON N.V. (Insurance)	164
73,755	Airbus SE (Aerospace & Defense)	4,755
67,446	Akzo Nobel N.V. (Chemicals)	4,434
6,151	Asm International NV (Semiconductors & Semiconductor Equipment)	626
3,258	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	858
18,199	Exor N.V. (Diversified Financial Services)	938
929,393	ING Groep N.V. (Banks)	4,761
157,665	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	377
168,438	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	3,923
30,124	Koninklijke DSM N.V. (Chemicals)	3,387
5,518	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	290
38,373	NN Group N.V. (Insurance)	1,043
11,787	Randstad N.V. (Professional Services)	416
9,139	Signify NV (Electrical Equipment)	177
35,724	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	768
42,486	Wolters Kluwer N.V. (Professional Services)	3,006
		30,056

	New Zealand — 0.01%
11,184	Auckland International Airport Ltd. (Transportation Infrastructure)	33
17,751	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	42

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
38,224	Spark New Zealand Ltd. (Diversified Telecommunication Services)	$94
		169

	Norway — 0.31%
31,154	Aker BP ASA (Oil, Gas & Consumable Fuels)	391
39,271	DNB ASA (Banks)	438
95,101	Equinor ASA (Oil, Gas & Consumable Fuels)	1,187
43,434	Mowi ASA (Food Products)	658
84,345	Telenor ASA (Diversified Telecommunication Services)	1,235
		3,909

	Portugal — 0.25%
659,087	EDP - Energias de Portugal SA (Electric Utilities)	2,651
51,285	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	586
		3,237

	Singapore — 0.89%
468,339	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	503
449,390	CapitaMall Trust (Equity Real Estate Investment Trusts)	564
19,800	China Sunsine Chemical Holdings Ltd. (Chemicals)	4
487,770	ComfortDelGro Corp. Ltd. (Road & Rail)	520
237,500	DBS Group Holdings Ltd. (Banks)	3,099
26,200	Jardine Cycle & Carriage Ltd. (Distributors)	360
131,300	Keppel Corp. Ltd. (Industrial Conglomerates)	489
228,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,386
301,267	Singapore Press Holdings Ltd. (Media)	390
1,255,140	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	2,238
337,580	Suntec REIT (Equity Real Estate Investment Trusts)	295
30,400	United Overseas Bank Ltd. (Banks)	417
118,300	United Overseas Land Group Ltd. (Real Estate Management & Development)	543
63,300	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	603
		11,411

	South Korea — 0.70%
147,021	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	5,717
21,924	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	3,189
		8,906

	Spain — 1.57%
26,808	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	532
5,075	Aena SME SA (Transportation Infrastructure)	550
14,676	Amadeus IT Holding SA, A Shares (IT Services)	691

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
892,510	Banco Bilbao Vizcaya Argentaria SA (Banks)	$2,764
700,806	Banco Santander SA (Banks)	1,667
62,704	Bankia SA (Banks)	68
28,489	Bankinter SA (Banks)	103
807,689	CaixaBank SA (Banks)	1,494
59,753	Corporacion Mapfre (Insurance)	101
26,825	Enagas (Oil, Gas & Consumable Fuels)	529
17,753	Endesa (Electric Utilities)	376
17,569	Gas Natural SDG SA (Gas Utilities)	308
395,478	Iberdrola SA (Electric Utilities)	3,867
159,952	Industria de Diseno Textil SA (Specialty Retail)	4,144
24,520	Red Electrica Corp. (Electric Utilities)	440
145,031	Repsol SA (Oil, Gas & Consumable Fuels)	1,294
262,739	Telefonica SA (Diversified Telecommunication Services)	1,195
		20,123

	Sweden — 1.75%
29,172	Axfood AB (Food & Staples Retailing)	594
42,042	Boliden AB (Metals & Mining)	755
40,038	Electrolux AB, B Shares (Household Durables)	495
40,038	Electrolux Professional AB, Class - B (Machinery)(a)	115
32,745	Essity AB, Class - B (Household Products)	1,004
30,518	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)	1,036
173,438	Hennes & Mauritz AB, B Shares (Specialty Retail)^	2,221
64,133	Husqvarna AB (Household Durables)	319
13,368	ICA Gruppen AB (Food & Staples Retailing)	559
9,923	Kinnevik AB, Class - B (Diversified Financial Services)	162
28,322	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	535
47,314	Securitas AB, B Shares (Commercial Services & Supplies)	509
280,205	Skandinaviska Enskilda Banken AB, Class - A (Banks)	1,878
52,206	Skanska AB, B Shares (Construction & Engineering)	786
175,288	SKF AB, B Shares (Machinery)	2,391
90,713	Svenska Handelsbanken AB, A Shares (Banks)	749
112,626	Swedbank AB, A Shares (Banks)(a)	1,243
30,083	Swedish Match AB (Tobacco)	1,705
38,797	Tele2 AB, B Shares (Wireless Telecommunication Services)	517
219,757	Telia Co. AB (Diversified Telecommunication Services)	787
333,381	Volvo AB, B Shares (Machinery)	3,967
		22,327

	Switzerland — 9.10%
582,533	ABB Ltd., Registered Shares (Electrical Equipment)	10,129
24,775	Adecco SA, Registered Shares (Professional Services)	977
2,964	Baloise Holding AG, Registered Shares (Insurance)	387

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
142,137	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	$7,601
76,962	Credit Suisse Group AG (Capital Markets)	621
7,116	Dufry AG (Specialty Retail)	218
1,244	EMS-Chemie Holding AG, Registered Shares (Chemicals)	776
59,797	Idorsia Ltd. (Biotechnology)(a)(b)	1,546
8,727	Julius Baer Group Ltd. (Capital Markets)	292
8,140	Kuehne & Nagel International Ltd. (Marine)	1,109
72,644	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,652
10,819	Lonza Group AG (Life Sciences Tools & Services)	4,452
11,732	Medacta Group SA (Health Care Equipment & Supplies)(a)	684
135,616	Nestle SA, Registered Shares (Food Products)	13,888
291,766	Novartis AG, Registered Shares (Pharmaceuticals)	24,081
1,675	Pargesa Holding SA (Diversified Financial Services)	111
1,909	Partners Group Holding AG (Capital Markets)	1,308
91,457	Roche Holding AG (Pharmaceuticals)	29,438
871	SGS SA, Registered Shares (Professional Services)	2,009
1,970	Swiss Life Holding AG (Insurance)	661
5,811	Swiss Prime Site AG (Real Estate Management & Development)	566
17,633	Swiss Re AG (Insurance)	1,358
1,939	Swisscom AG (Diversified Telecommunication Services)	1,039
8,655	Temenos AG, Registered Shares (Software)	1,129
7,560	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	293
4,561	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	896
571,762	UBS Group AG (Capital Markets)	5,243
8,335	Zurich Financial Services AG (Insurance)	2,930
		116,394

	United Kingdom — 14.84%
22,217	3i Group PLC (Capital Markets)	214
9,357	Admiral Group PLC (Insurance)	258
184,209	Anglo American PLC (Metals & Mining)	3,227
34,221	Antofagasta PLC (Metals & Mining)	327
45,456	Aon PLC (Insurance)	7,501
97,785	Associated British Foods PLC (Food Products)	2,190
118,798	AstraZeneca PLC (Pharmaceuticals)	10,583
177,657	Auto Trader Group PLC (Interactive Media & Services)	960
50,126	Aveva Group PLC (Software)	2,159
745,922	Aviva PLC (Insurance)	2,452
891,389	Balfour Beatty PLC (Construction & Engineering)	2,365
5,686,790	Barclays PLC (Banks)	6,461
119,394	Barratt Developments PLC (Household Durables)	645
1,670,112	BP PLC (Oil, Gas & Consumable Fuels)	6,848
379,107	British American Tobacco PLC (Tobacco)	12,911
57,274	British Land Co. PLC (Equity Real Estate Investment Trusts)	239

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
483,248	BT Group PLC (Diversified Telecommunication Services)	$703
18,792	Carnival PLC (Hotels, Restaurants & Leisure)	224
316,060	Centrica PLC (Multi-Utilities)	149
44,063	Coca-Cola European Partners PLC (Beverages)	1,654
97,291	Compass Group PLC (Hotels, Restaurants & Leisure)	1,516
129,404	Diageo PLC (Beverages)	4,102
66,348	Direct Line Insurance Group PLC (Insurance)	242
30,148	Dunelm Group PLC (Specialty Retail)	261
3,400	Endava PLC, ADR (IT Services)(a)	120
77,525	Evraz PLC (Metals & Mining)	222
20,788	Ferguson PLC (Trading Companies & Distributors)	1,285
186,481	G4S PLC (Commercial Services & Supplies)	212
15,772	Games Workshop Group PLC (Leisure Products)	838
483,235	GlaxoSmithKline PLC (Pharmaceuticals)	9,066
126,772	Howden Joinery Group PLC (Trading Companies & Distributors)	797
950,127	HSBC Holdings PLC (Banks)	5,333
261,176	Imperial Brand PLC (Tobacco)	4,819
39,802	International Consolidated Airlines Group SA (Airlines)	103
76,018	Investec PLC (Capital Markets)	142
394,344	ITV PLC (Media)	324
187,596	J Sainsbury PLC (Food & Staples Retailing)	485
106,983	JD Sports Fashion PLC (Specialty Retail)	600
63,741	Johnson Matthey PLC (Chemicals)	1,404
228,491	Kingfisher PLC (Specialty Retail)	401
42,733	Land Securities Group PLC (Equity Real Estate Investment Trusts)	294
256,863	Legal & General Group PLC (Insurance)	607
104,535	Linde PLC (Chemicals)	18,127
5,541,848	Lloyds Banking Group PLC (Banks)	2,166
220,427	Marks & Spencer Group PLC (Multiline Retail)	267
568,765	Melrose Industries PLC (Electrical Equipment)	632
174,316	Micro Focus International PLC (Software)	860
262,724	National Grid PLC (Multi-Utilities)	3,069
38,009	Ninety One PLC (Capital Markets)(a)	82
35,065	Persimmon PLC (Household Durables)	828
195,392	Prudential PLC (Insurance)	2,448
57,463	RecKitt Benckiser Group PLC (Household Products)	4,376
292,263	RELX PLC (Professional Services)	6,236
166,622	Rio Tinto PLC (Metals & Mining)	7,636
798,951	Rolls-Royce Holdings PLC (Aerospace & Defense)	3,376
512,282	Royal Bank of Scotland Group PLC (Banks)	706
348,108	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	6,046
301,813	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	5,061
34,217	Smiths Group PLC (Industrial Conglomerates)	516
21,455	Softcat PLC (IT Services)	273

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
6,016	Spectris PLC (Electronic Equipment, Instruments & Components)	$181
16,096	Spirent Communications PLC (Communications Equipment)	41
226,703	SSE PLC (Electric Utilities)	3,642
15,197	St. James Place PLC (Capital Markets)	142
96,664	Standard Chartered PLC (Banks)	534
79,518	Standard Life Aberdeen PLC (Diversified Financial Services)	219
135,159	Tate & Lyle PLC (Food Products)	1,099
480,139	Taylor Wimpey PLC (Household Durables)	691
250,285	Unilever N.V. (Personal Products)	12,298
38,519	United Utilities Group PLC (Water Utilities)	431
80,904	Vistry Group PLC (Household Durables)	577
4,981,710	Vodafone Group PLC (Wireless Telecommunication Services)	6,890
19,047	WH Smith PLC (Specialty Retail)	267
204,258	William Morrison Supermarkets PLC (Food & Staples Retailing)	446
25,392	Willis Towers Watson PLC (Insurance)	4,313
		189,719

	United States — 1.15%
2,507	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	2,913
1,912	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	2,223
3,210	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	6,259
40,470	Intercontinental Exchange, Inc. (Capital Markets)	3,268
		14,663

	Total Common Stocks	1,029,599

	Preferred Stocks — 0.99%
	Brazil — 0.18%
841,380	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	2,266

	Germany — 0.81%
5,050	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	214
27,128	Porsche Automobil Holding SE — Preferred (Automobiles)	1,134
78,181	Volkswagen AG — Preferred (Automobiles)	9,003
		10,351

	Total Preferred Stocks	12,617

	Investment Companies — 15.64%
150,415	Aberdeen Japan Investment Trust PLC	1,026
80,266	Aberforth Smaller Companies Trust PLC	818
326,779	Baillie Gifford European Growth Trust PLC	3,138
57,325	Baillie Gifford Japan Trust	444
290,000	Baillie Gifford Shin Nippon PLC	508
2,016,091	Baillie Gifford UK Growth Fund PLC	3,719

Shares	Security Description	Value (000)
	Investment Companies (continued)
427,095	BlackRock World Mining Trust PLC	$1,427
551,912	BMO Global Smaller Companies PLC	613
1,620,387	Dreyfus Treasury Securities Cash Management, Institutional Shares, 0.51%(c)	1,620
579,383	Edinburgh Investment Trust PLC	3,069
778,861	European Assets Trust PLC	715
26,650	European Opportunities Trust PLC	213
6,110,654	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(c)	6,110
1,005,032	Fidelity European Values PLC	2,683
778,670	Fidelity Japan Trust PLC	1,271
183,490	Genesis Emerging Markets Fund Ltd.	1,339
218,000	Henderson European Focus Trust PLC	2,637
157,145	Henderson EuroTrust PLC	1,920
125,500	International Biotechnology Trust PLC	914
716,219	Japan Smaller Capitalization Fund, Inc.	5,049
1,165,587	JPMorgan European Investment Trust PLC - Growth	3,042
957,371	JPMorgan European Smaller Companies Trust PLC	2,966
566,608	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	2,482
966,284	JPMorgan Japanese Investment Trust PLC	4,519
142,259	Morgan Stanley China A Share Fund, Inc.	2,578
519,262	Neuberger Berman MLP and Energy Income Fund, Inc.	981
602,870	Oakley Capital Investments Ltd.	1,441
1,456,529	Perpetual Income & Growth Investment Trust	3,561
129,527	Pershing Square Holdings Fund Ltd.	2,353
2,445,411	Platinum Asia Investments Ltd.	1,428
3,703,762	PM Capital Global Opportunities Fund Ltd.	2,004
1,242,334	Polar Capital Global Financials Trust PLC	1,508
1,802,291	Schroder Japan Growth Fund PLC	3,382
2,983,934	Schroder UK Public Private Trust PLC	793
117,655,423	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(c)	117,656
2,881,133	State Street Institutional U.S. Government Money Market Fund, Administrative Class, 0.06%(c)	2,881
90,250	Temple Bar Investment Trust PLC	847
188,000	Templeton Emerging Markets Investment Trust PLC	1,528
33,406	The Biotech Growth Trust PLC	335
73,545	The Mexico Fund, Inc.	612
160,196	The New Germany Fund, Inc.	1,860
272,462	TR European Growth Trust PLC	2,063

	Total Investment Companies	200,053

	Total Investments (cost $1,401,915) — 97.15%	1,242,269
	Other assets in excess of liabilities — 2.85%	36,486

	Net Assets - 100.00%	$1,278,755

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $25,649 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Limited	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	15.30%	35.71%	12.75%	-	16.76%	-	-	80.52%
Preferred Stocks	0.18%	0.20%	0.54%	-	0.07%	-	-	0.99%
Investment Companies	-	0.46%	0.13%	5.63%	0.24%	9.17%	0.01%	15.64%
Other Assets (Liabilities)	0.74%	0.43%	0.41%	0.01%	0.39%	0.87%	0.00%	2.85%
Total Net Assets	16.22%	36.80%	13.83%	5.64%	17.46%	10.04%	0.01%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as "0.00%" round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	1,618	6/19/20	$126,147	$12,190
			$126,147	$12,190

	Total Unrealized Appreciation			$12,190
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$12,190

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	90	$8,775	$1,950.00	5/29/2020	$(164)
E-Mini S&P 500 Future Option	Put	90	7,875	1,750.00	6/19/2020	(116)
E-Mini S&P 500 Future Option	Call	90	13,500	3,000.00	5/29/2020	(49)
E-Mini S&P 500 Future Option	Put	90	7,425	1,650.00	9/18/2020	(170)
E-Mini S&P 500 Future Option	Put	90	6,750	1,500.00	9/18/2020	(119)
						$(618)

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.70%
	Argentina — 0.01%
3,900	Banco Macro SA, ADR (Banks)	$66

	Bermuda — 0.10%
2,515,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(a)	975

	Brazil — 4.28%
1,025,100	Ambev SA (Beverages)	2,352
67,700	B2W CIA Digital (Internet & Direct Marketing Retail)(b)	625
441,601	B3 SA - Brasil Bolsa Balcao (Capital Markets)	3,052
711,656	Banco Bradesco SA (Banks)	2,576
469,847	Banco do Brasil SA (Banks)	2,523
400,350	BB Seguridade Participacoes SA (Insurance)	1,915
228,800	BRF SA (Food Products)(b)	665
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	318
380,300	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	511
137,400	Embraer SA (Aerospace & Defense)(b)	252
686,500	Itau Unibanco Holding SA (Banks)	3,050
133,700	JBS SA (Food Products)	523
372,300	Klabin SA (Containers & Packaging)	1,146
55,965	Localiza Rent A Car SA (Road & Rail)(a)	283
190,740	Lojas Renner SA (Multiline Retail)	1,232
189,000	Magazine Luiza SA (Multiline Retail)(a)	1,419
208,600	Natura & Co. Holding SA (Personal Products)	1,034
830,600	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	2,261
256,117	Raia Drogasil SA (Food & Staples Retailing)	5,021
482,600	Rumo SA (Road & Rail)(b)	1,826
96,500	Suzano SA (Paper & Forest Products)	665
648,400	Tim Participacoes SA (Wireless Telecommunication Services)	1,553
554,600	Vale SA (Metals & Mining)	4,613
196,900	WEG SA (Machinery)	1,272
		40,687

	Cayman Islands — 0.58%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	71
103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(a)	747
24,000	China Mengniu Dairy Co. Ltd. (Food Products)	83
1,346,000	Geely Automobile Holdings Ltd. (Automobiles)	1,954
62,000	Kingsoft Corp. Ltd. (Software)(a)(b)	199
22,000	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)(b)	2,382
2,706	SINA Corp. (Interactive Media & Services)(b)	86
		5,522

	Chile — 0.42%
17,142	Banco de Credito e Inversiones SA (Banks)	581
650,292	Empresas CMPC SA (Paper & Forest Products)	1,390
8,023,874	Enel Americas SA (Electric Utilities)	981

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
9,436,244	Enersis Chile SA (Electric Utilities)	$640
72,240	LATAM Airlines Group SA (Airlines)	186
104,319	S.A.C.I. Falabella (Multiline Retail)	230
		4,008

	China — 31.59%
263,765	360 Security Technology, Inc., Class - A (Software)	694
1,200	51Job, Inc., ADR (Professional Services)(b)	74
24,100	58.com, Inc., ADR (Interactive Media & Services)(b)	1,174
6,274,000	Agricultural Bank of China Ltd., H Shares (Banks)	2,505
118,000	Air China Ltd. (Airlines)	75
75,400	Air China Ltd. (Airlines)	68
295,082	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(b)	57,389
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)(b)	62
149,700	Anxin Trust Co. Ltd. (Capital Markets)(b)	60
6,100	Autobio Diagnostics Co. Ltd., Class - A (Health Care Equipment & Supplies)	99
8,900	Autohome, Inc., ADR (Interactive Media & Services)(b)	632
97,600	Avic Shenyang Aircraft Co. Ltd. (Aerospace & Defense)(b)	391
148,500	BAIC Bluepark New Energy Technology Co. Ltd. (Automobiles)(b)	124
186,000	BAIC Motor Corp. Ltd. (Automobiles)(a)	73
48,678	Baidu, Inc., ADR (Interactive Media & Services)(b)	4,906
14,859,100	Bank of China Ltd., H Shares (Banks)	5,657
5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	3,398
3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail)^(b)	95
1,136,150	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	1,374
105,800	Beijing Sanju Environmental Protection And New Material Co. Ltd. (Chemicals)	67
123,400	Beijing Shiji Information Technology Co. Ltd. (Software)	497
23,000	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	117
122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	99
36,500	BTG Hotels Group Co. Ltd. (Hotels, Restaurants & Leisure)	68
109,053	BYD Co. Ltd. (Automobiles)	915
19,000	BYD Co. Ltd., H Shares (Automobiles)^	101
194,500	BYD Electronic International Co. Ltd. (Communications Equipment)	320
44,100	Centre Testing International Group Co. Ltd. (Professional Services)	94
68,000	China Aoyuan Group Ltd. (Real Estate Management & Development)	78
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(a)	81
75,100	China Communications Construction Co. Ltd. (Construction & Engineering)	86
1,896,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	1,363

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,016,500	China Conch Venture Holdings Ltd. (Machinery)	$4,507
20,773,350	China Construction Bank Corp., H Shares (Banks)	16,886
242,500	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine)(b)	66
176,000	China Eastern Airlines Corp. Ltd. (Airlines)(b)	60
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	624
38,000	China Evergrande Group (Real Estate Management & Development)	62
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	84
607,000	China Huarong Asset Management Co. Ltd., H (Capital Markets)(a)	76
50,800	China International Capital Corp. Ltd. (Capital Markets)^(a)	81
7,500	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	70
2,401,000	China Life Insurance Co. Ltd., H Shares (Insurance)	4,637
22,400	China Literature Ltd. (Media)(a)(b)	88
27,000	China Merchants Bank Co. Ltd. (Banks)	122
1,362,000	China Merchants Bank Co. Ltd., H Shares (Banks)	6,093
91,224	China Mobile Ltd., ADR (Wireless Telecommunication Services)	3,436
719,000	China Mobile Ltd. (Wireless Telecommunication Services)(a)	5,389
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	78
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(a)	110
197,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	248
805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	394
1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)(a)	1,473
1,140,194	China Resources Land Ltd. (Real Estate Management & Development)	4,653
1,370,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,503
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,318
162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)^	69
1,652,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)(a)	367
38,000	China Transinfo Technology Co. Ltd. (IT Services)	108
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	993
12,400	Chongqing Brewery Co. Ltd. (Beverages)	79
485,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	198
13,500	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	128
192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	136
29,100	CITIC Securities Co. Ltd. (Capital Markets)	90

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	$88
3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3,293
888,000	COSCO Shipping Holdings Co. Ltd. (Marine)(b)	509
3,291,000	Country Garden Holdings Co. (Real Estate Management & Development)(a)	3,935
413,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)(a)	1,665
28,500	CSC Financial Co. Ltd. (Capital Markets)	124
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	86
45,200	East Money Information Co. Ltd. (Capital Markets)	101
295,300	ENN Energy Holdings Ltd. (Gas Utilities)	2,861
15,900	Eve Energy Co. Ltd. (Electrical Equipment)(b)	129
61,000	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)(b)	76
133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	82
119,927	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	2,107
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	84
1,400,348	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	2,975
11,610	GDS Holdings Ltd., ADR (IT Services)(b)	673
78,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a)(b)	125
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	90
3,700	Gigadevice Semiconductor Beijing, Inc. (Semiconductors & Semiconductor Equipment)	125
91,500	Grandjoy Holdings Group Co. Ltd. (Real Estate Management & Development)	69
164,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	104
43,000	Gree Electric Appliances, Inc. (Household Durables)	313
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	595
58,800	Guotai Junan Securities Co. Ltd. (Capital Markets)(a)	87
21,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)(a)	81
45,900	Haitong Securities Co. Ltd. (Capital Markets)	83
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	80
16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	88
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	78
6,800	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	103
54,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)	97

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	$61
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)(a)	87
2,500	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)	72
4,100	Huya, Inc., ADR (Entertainment)(b)	69
100,900	Iflytek Co. Ltd. (Software)	482
12,650,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	8,630
492,300	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)	79
245,200	Inner Mongolia Mengdian Huaneng Thermal Power Corp. (Independent Power and Renewable Electricity Producers)	88
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	124
11,100	iQiyi, Inc., ADR (Entertainment)(b)	198
140,900	JD.com, Inc., ADR (Internet & Direct Marketing Retail)(b)	5,706
1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,685
230,703	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)(b)	2,961
271,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	723
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	110
1,500	JOYY, Inc., ADR (Interactive Media & Services)(b)	80
14,100	Juewei Food Co. Ltd. (Food Products)	103
376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)	137
34,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	79
572,000	Kingdee International Software Group Co. Ltd. (Software)(a)	753
600	Kweichow Moutai Co. Ltd. (Beverages)	94
139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	83
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	94
278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	801
206,173	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	1,094
113,500	Luye Pharma Group Ltd. (Pharmaceuticals)(a)	55
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)	361
36,500	Meituan Dianping (Internet & Direct Marketing Retail)(b)	435
395,338	Midea Group Co. Ltd., Class - A (Household Durables)	2,676
34,300	Momo, Inc., ADR (Interactive Media & Services)	744
63,000	Muyuan Foodstuff Co. Ltd. (Food Products)	1,075
61,400	Nanji E-Commerce Co. Ltd. (Media)(b)	100

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
8,139	NetEase, Inc., ADR (Entertainment)	$2,612
22,400	New China Life Insurance Co. Ltd., H Shares (Insurance)(a)	69
78,300	NIO, Inc., ADR (Automobiles)^(b)	218
5,300	Noah Holdings Ltd., ADR (Capital Markets)(b)	138
150,400	Oceanwide Holdings Co. Ltd. (Real Estate Management & Development)	83
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)(b)	147
11,200	Ovctek China, Inc. (Health Care Equipment & Supplies)	87
74,400	Perfect World Co. Ltd., Class - A (Entertainment)	494
6,696,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,427
10,821	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(b)	390
1,700,838	Ping An Insurance Group Company of China Ltd. (Insurance)	16,611
230,400	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	353
53,500	SDIC Capital Co. Ltd. (Capital Markets)	91
142,000	Seazen Group Ltd. (Real Estate Management & Development)	127
907,500	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)^(b)	1,425
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	339
26,900	Shandong Sinocera Functional Material Co. Ltd. (Chemicals)	79
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)	87
181,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	271
1,752,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	2,956
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	74
82,200	Shanxi Meijin Energy Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	75
41,500	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (Pharmaceuticals)	119
70,700	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	1,130
32,900	Shenzhen Kingdom Sci-Tech Co. Ltd. (Software)(b)	77
735,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)(a)	2,547
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	75
334,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	82
54,000	Sinotruk Hong Kong Ltd. (Machinery)	89
1,147,500	SOHO China Ltd. (Real Estate Management & Development)	586
146,065	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	511

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
53,221	Spring Airlines Co. Ltd., Class - A (Airlines)	$241
155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)(a)	707
52,900	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	699
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	88
76,200	TAL Education Group, ADR (Diversified Consumer Services)(b)	4,058
407,700	Tech-Bank Food Co. Ltd. (Food Products)(b)	665
1,171,285	Tencent Holdings Ltd. (Interactive Media & Services)	57,896
15,400	Tencent Music Entertainment Group, ADR (Entertainment)(b)	155
207,300	The Pacific Securities Co. Ltd. (Capital Markets)(b)	96
164,295	Tianqi Lithium Corp. (Chemicals)	423
149,600	Toly Bread Co. Ltd. (Food Products)	1,039
83,200	Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	123
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	77
49,000	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(b)	1,149
22,100	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	109
56,563	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(b)	881
470,475	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	2,083
72,200	Wangsu Science & Technology Co. Ltd., Class - A (IT Services)	78
8,500	Weibo Corp., ADR (Interactive Media & Services)(b)	281
54,000	Weichai Power Co. Ltd. (Machinery)	86
50,500	Weichai Power Co. Ltd. (Machinery)	84
17,300	Wens Foodstuffs Group Co. Ltd. (Food Products)	78
31,000	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	147
4,800	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	77
27,600	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	91
35,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	447
170,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	225
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	68
9,300	Yealink Network Technology Corp. Ltd. (Communications Equipment)	106
61,000	Yihai International Holdings (Food Products)	459
54,600	Yintai Gold Co. Ltd. (Metals & Mining)	110

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
92,520	Yonyou Network Technology Co. Ltd. (Software)	$521
229,100	Yunda Holding Co. Ltd. (Air Freight & Logistics)	987
204,000	Yuzhou Properties Co. Ltd. (Real Estate Management & Development)(a)	86
28,000	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	487
9,600	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	77
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	756
48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	80
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	61
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	79
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	106
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)^(a)(b)	95
15,300	Zhongji Innolight Co. Ltd. (Machinery)	114
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	220
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	87
170,500	ZTE Corp. (Communications Equipment)(b)	1,019
32,600	ZTE Corp., H Shares (Communications Equipment)(b)	100
12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	339
		300,116

	Colombia — 0.14%
2,938,428	Ecopetrol SA (Oil, Gas & Consumable Fuels)	1,375

	Czech Republic — 0.04%
196,480	Moneta Money Bank A/S (Banks)(a)	405

	Egypt — 0.20%
498,757	Commercial International Bank Egypt SAE (Banks)(b)	1,856

	Greece — 0.31%
42,366	Alpha Bank SA (Banks)(b)	31
239,199	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	2,891
		2,922

	Hong Kong — 2.85%
1,202,484	AIA Group Ltd. (Insurance)	10,768
6,640,000	Alibaba Pictures Group Ltd. (Entertainment)(b)	848
1,745,182	China Everbright International Ltd. (Commercial Services & Supplies)	992
58,000	China Everbright Ltd. (Capital Markets)	85
2,368,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)(a)	1,510

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,716,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	$5,261
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	82
38,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	62
150,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(a)	295
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)(a)	938
67,000	Fosun International Ltd. (Industrial Conglomerates)	77
62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)(a)	80
358,000	Hengan International Group Co. Ltd. (Personal Products)	2,674
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)(b)	450
88,500	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)	81
117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	164
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	66
100,000	Nexteer Automotive Group Ltd. (Auto Components)(a)	50
1,066,675	Samsonite International SA (Textiles, Apparel & Luxury Goods)	999
490,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	639
678,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	172
4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	804
		27,097

	Hungary — 0.49%
184,359	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	1,085
72,413	OTP Bank Nyrt PLC (Banks)	2,082
80,745	Richter Gedeon Nyrt (Pharmaceuticals)	1,527
		4,694

	India — 8.83%
617,761	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	2,053
319,100	Ambuja Cements Ltd. (Construction Materials)	656
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(a)	187
88,627	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	2,563
387,549	Axis Bank Ltd. (Banks)(a)	1,938
58,351	Bajaj Auto Ltd. (Automobiles)	1,556
43,704	Bajaj Finance Ltd. (Consumer Finance)(a)	1,277
8,504	Bajaj Finserv Ltd. (Insurance)	514
243,767	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	1,020
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(b)	—

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
1,105,871	Coal India Ltd. (Oil, Gas & Consumable Fuels)	$2,032
156,985	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	6,331
1,202	Eicher Motors Ltd. (Automobiles)(a)	207
479,732	GAIL India Ltd. (Gas Utilities)	482
133,690	HCL Technologies Ltd. (IT Services)	771
318,544	HDFC Bank Ltd. (Banks)	3,631
91,190	Hero MotoCorp Ltd. (Automobiles)	1,923
533,490	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	11,516
1,001,014	ICICI Bank Ltd. (Banks)	4,356
389,156	Infosys Ltd. (IT Services)	3,224
1,317,147	ITC Ltd. (Tobacco)(a)	2,970
669,836	Mahindra & Mahindra Ltd. (Automobiles)	2,501
837,768	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(a)	932
562,281	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	503
19,352	Pidilite Industries Ltd. (Chemicals)	347
508,423	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	7,416
136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	160
5,607	Shree Cement Ltd. (Construction Materials)(a)	1,291
681,751	State Bank of India (Banks)(a)(b)	1,771
523,006	Tata Consultancy Services Ltd. (IT Services)	12,584
38,270	Tata Motors Ltd. (Automobiles)(b)	36
226,883	Tata Power Co. Ltd. (Electric Utilities)	98
355,242	Tata Steel Ltd. (Metals & Mining)	1,259
19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	245
41,901	Ultra Tech Cement Ltd. (Construction Materials)	1,794
222,144	United Spirits Ltd. (Beverages)(b)	1,424
382,804	Vedanta Ltd. (Metals & Mining)	325
761,754	Wipro Ltd. (IT Services)(a)	1,982
22,406	ZEE Entertainment Enterprises Ltd. (Media)(a)	36
		83,911

	Indonesia — 1.78%
687,800	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	168
286,100	Pabrik Kertas Tjiwi (Paper & Forest Products)	70
1,627,800	PT Astra International Tbk (Automobiles)	387
2,022,651	PT Bank Central Asia Tbk (Banks)	3,410
16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,975
2,244,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	676
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	333
2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	970
46,952,984	PT Kalbe Farma Tbk (Pharmaceuticals)	3,445
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	153
913,200	PT Semen Gresik (Persero) Tbk (Construction Materials)	424

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
15,999,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(a)	$3,109
814,800	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	840
		16,960

	Luxembourg — 0.01%
1,000	Globant SA (Software)(b)	88

	Malaysia — 1.69%
741,500	AMMB Holdings Berhad (Banks)	515
2,347,300	Dialog Group Berhad (Energy Equipment & Services)	1,651
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	448
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,301
2,223,000	IOI Corp. Berhad (Food Products)	2,052
857,914	Malayan Banking Berhad (Banks)	1,482
741,400	Maxis Berhad (Wireless Telecommunication Services)(a)	921
2,095,300	Press Metal Aluminum Holdings (Metals & Mining)	1,605
95,000	Public Bank Berhad (Banks)	350
1,414,700	Ql Resources Berhad (Food Products)	2,426
1,695,900	Sime Darby Berhad (Industrial Conglomerates)	668
1,695,900	Sime Darby Plantation Berhad (Food Products)	1,941
310,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	463
1,566,312	YTL Corp. Berhad (Multi-Utilities)	262
		16,085

	Mexico — 1.95%
5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	3,059
2,686,000	CEMEX SAB de CV (Construction Materials)	558
386,200	Coca-Cola Femsa SAB de CV (Beverages)	1,558
573,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(a)	449
84,743	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	5,127
193,040	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,819
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	529
461,100	Grupo Financiero Banorte SAB de CV (Banks)	1,264
724,545	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,337
255,700	Grupo Televisa SAB de CV (Media)	294
1,086,500	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	1,646
797,725	Orbia Advance Corp SAB de CV (Chemicals)	878
		18,518

	Peru — 0.60%
154,656	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	1,127

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Peru (continued)
31,196	Credicorp Ltd. (Banks)	$4,464
700	Credicorp Ltd. (Banks)	100
		5,691

	Philippines — 1.11%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(a)	872
719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	369
2,876,473	Metropolitan Bank & Trust Co. (Banks)	2,256
17,765	PLDT, Inc. (Wireless Telecommunication Services)	393
413,918	SM Investments Corp. (Industrial Conglomerates)	6,623
		10,513

	Poland — 0.52%
178,433	Bank Pekao SA (Banks)(a)	2,394
4,987	CD Projekt SA (Entertainment)	344
3,670	KGHM Polska Miedz SA (Metals & Mining)(b)	52
236,005	Powszechny Zaklad Ubezpieczen SA (Insurance)(a)	1,774
269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services)(b)	386
		4,950

	Qatar — 0.45%
1,361,550	Industries Qatar QSC (Industrial Conglomerates)	2,479
125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	50
277,120	Qatar National Bank (Banks)	1,267
427,550	The Commercial Bank of Qatar QSC (Banks)	455
		4,251

	Russia — 2.26%
939,810	Gazprom PJSC (Oil, Gas & Consumable Fuels)	2,120
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	1,274
63,788	LUKOIL (Oil, Gas & Consumable Fuels)	3,754
38,160	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,249
25,937	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	2,941
1,013,417	Sberbank of Russia PJSC (Banks)	2,355
231,938	Sberbank of Russia PJSC, ADR (Banks)	2,185
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,240
55,190	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)	382
2,118,666	The Moscow Exchange (Capital Markets)	2,603
814,600,000	VTB Bank PJSC (Banks)	332
		21,435

	Saudi Arabia — 1.45%
63,145	Advanced Petrochemical Co. (Chemicals)	744
149,250	Al Rajhi Bank (Banks)	2,138
103,614	Banque Saudi Fransi (Banks)	711
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)	411

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Saudi Arabia (continued)
162,908	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(b)	$356
262,721	Emaar Economic City (Real Estate Management & Development)(b)	474
15,003	Etihad Etisalat Co. (Wireless Telecommunication Services)(b)	86
166,492	National Commercial Bank (Banks)	1,536
286,661	Riyad Bank (Banks)	1,139
46,591	Sahara International Petrochemical Co. (Chemicals)	151
59,797	Saudi Arabian Fertilizer Co. (Chemicals)	981
98,341	Saudi Arabian Mining Co. (Metals & Mining)(b)	803
78,058	Saudi Basic Industries Corp. (Chemicals)	1,444
31,231	Saudi Industrial Investment Group (Chemicals)	131
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(b)	244
62,907	Saudi Telecom Co. (Diversified Telecommunication Services)	1,458
119,910	The Saudi British Bank (Banks)	640
37,378	The Savola Group (Food Products)(b)	355
		13,802

	South Africa — 4.57%
8,100	Absa Group Ltd. (Banks)	34
34,689	Anglo American Platinum Ltd. (Metals & Mining)	1,451
84,699	AngloGold Ashanti Ltd. (Metals & Mining)	1,436
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)(b)	58
69,391	Bid Corp. Ltd. (Food & Staples Retailing)	819
6,139	Bidvest Group Ltd. (Industrial Conglomerates)	50
386,202	Clicks Group Ltd. (Food & Staples Retailing)	5,571
445,006	Discovery Ltd. (Insurance)	1,942
109,992	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)(a)	604
987,428	FirstRand Ltd. (Diversified Financial Services)(a)	2,218
23,283	Gold Fields Ltd. (Metals & Mining)(a)	114
625,187	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	451
15,823	Investec Ltd. (Capital Markets)	30
3,537	Kumba Iron Ore Ltd. (Metals & Mining)	55
51,643	Liberty Holdings Ltd. (Insurance)	190
628,024	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	649
542,500	Momentum Metropolitan Holdings (Insurance)(a)	473
8,188	Mr. Price Group Ltd. (Specialty Retail)	52
286,830	MTN Group Ltd. (Wireless Telecommunication Services)	770
79,012	MultiChoice Group Ltd. (Media)(b)	376
152,680	Naspers Ltd. (Media)	21,719
5,586	Nedbank Group Ltd. (Banks)(a)	26
65,767	Old Mutual Ltd. (Insurance)	44
5,531	PSG Group Ltd. (Diversified Financial Services)	40
43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	54

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
1,249,711	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	$165
7,269	Remgro Ltd. (Diversified Financial Services)	50
16,119	RMB Holdings Ltd. (Diversified Financial Services)	44
16,089	Sanlam Ltd. (Insurance)(a)	46
142,761	Sasol Ltd. (Chemicals)(b)	296
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	69
559,980	Sibanye Stillwater Ltd. (Metals & Mining)(b)	707
368,878	Standard Bank Group Ltd. (Banks)	2,113
23,610	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	27
175,684	The Foschini Group Ltd. (Specialty Retail)(a)	657
22,743	Woolworths Holdings Ltd. (Multiline Retail)(a)	35
		43,435

	South Korea — 10.80%
18,615	AmorePacific Corp. (Personal Products)	2,553
7,018	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(b)	512
18,272	Celltrion, Inc. (Biotechnology)(b)	3,399
8,810	CJ Cheiljedang Corp. (Food Products)	1,556
3,672	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)(b)	40
20,870	Dongbu Insurance Co. Ltd. (Insurance)(a)	591
14,244	E-Mart Co. Ltd. (Food & Staples Retailing)	1,236
7,366	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	174
30,590	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	922
46,765	Hana Financial Group, Inc. (Banks)	880
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	46
449,235	Hanon Systems (Auto Components)	3,263
42,887	Hanwha Life Insurance Co. Ltd. (Insurance)	48
3,634	HDC Hyundai Development Co. Engineering & Construction (Construction & Engineering)	46
3,023	Helixmith Co. Ltd. (Biotechnology)^(b)	169
7,306	HLB, Inc. (Leisure Products)^(b)	531
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	326
32,747	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	731
18,178	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	336
14,294	Hyundai Mobis Co. Ltd. (Auto Components)	1,977
30,947	Hyundai Motor Co. Ltd. (Automobiles)	2,229
42,225	Industrial Bank of Korea (Banks)	258
70,198	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	1,131
48,138	KB Financial Group, Inc. (Banks)(a)	1,354
72,562	Kia Motors Corp. (Automobiles)	1,528
52,858	Korea Electric Power Corp. (Electric Utilities)(b)	825
16,803	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(b)	1,068
34,183	KT&G Corp. (Tobacco)(a)	2,093

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	$354
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(b)	322
630	LG Household & Health Care Ltd. (Personal Products)	577
849	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	78
1,278	Medy-Tox, Inc. (Biotechnology)	203
87,500	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	374
22,275	Naver Corp. (Interactive Media & Services)	3,097
10,463	NCsoft Corp. (Entertainment)	5,585
88,865	Pan Ocean Co. Ltd. (Marine)(b)	214
16,203	POSCO (Metals & Mining)	2,132
6,713	POSCO Chemical Co. Ltd. (Construction Materials)	238
9,828	Posco International Corp. (Trading Companies & Distributors)	91
3,213	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)(b)	1,259
16,220	Samsung Card Co. Ltd. (Consumer Finance)	400
10,104	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	801
753,320	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	29,295
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	450
31,714	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,012
4,798	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	934
298,328	Shinhan Financial Group Co. Ltd. (Banks)	6,981
148,455	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,038
20,360	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,441
42,094	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	685
4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	659
22,971	Woongjin Coway Co. Ltd. (Household Durables)	1,087
226,272	Woori Financial Group, Inc. (Banks)	1,408
		102,537

	Taiwan — 12.00%
74,000	Airtac International Group (Machinery)	1,091
1,342,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	2,601
787,971	Asia Cement Corp. (Construction Materials)	1,023
313,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,120
30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	192
1,126,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,143
383,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	957
5,034,000	China Development Financial Holding Corp. (Banks)	1,234

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
307,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	$1,089
1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	776
4,146,635	E.Sun Financial Holding Co. Ltd. (Banks)	3,311
42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	333
454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	949
539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	545
2,709,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	3,350
334,422	Giant Manufacturing Co. Ltd. (Leisure Products)	1,478
51,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	570
58,700	Highwealth Construction Corp. (Real Estate Management & Development)	78
183,340	Hiwin Technologies Corp. (Machinery)	1,207
1,201,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	2,766
399,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	69
839,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	643
55,585	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	7,019
1,231,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,676
457,156	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	4,907
3,561,477	Mega Financial Holding Co. Ltd. (Banks)	3,345
58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(a)	102
52,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	293
589,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,124
99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	84
150,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	425
2,593,652	President Enterprises Corp. (Food Products)	5,615
1,369,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,711
179,280	Ruentex Development Co. Ltd. (Real Estate Management & Development)	226
225,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	516
1,311,318	Standard Foods Corp. (Food Products)	2,646
637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	780
1,410,189	Taiwan Cement Corp. (Construction Materials)	1,832
249,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	822

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
5,010,551	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$45,116
1,436,000	Tatung Co. Ltd. (Household Durables)(b)	927
176,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	228
1,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2
59,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	312
42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	361
238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	88
1,877,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,518
686,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	804
29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	260
5,298,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,706
		113,970

	Thailand — 1.81%
275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,668
379,300	Airports of Thailand PCL (Transportation Infrastructure)	584
12,200	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	37
16,300	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	50
946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	151
691,100	Berli Jucker PCL (Food & Staples Retailing)	843
3,111,600	BTS Group Holdings PCL (Road & Rail)	859
171,630	Central Retail Corp.-Local (Multiline Retail)(b)	146
619,000	Delta Electronics Public Co. Ltd. - NVDR (Electronic Equipment, Instruments & Components)	2,450
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	707
415,000	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	1,890
89,800	Indorama Ventures PCL - NVDR (Chemicals)	58
642,622	Kasikornbank Public Co. Ltd. (Banks)	1,788
6,748,600	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	2,328
682,900	Minor International PCL (Hotels, Restaurants & Leisure)	350
652,500	Muangthai Capital PCL (Consumer Finance)	692
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	395
634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,290
411,000	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	865

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	$91
		17,242

	Turkey — 0.72%
193,250	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	686
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	298
3,871,255	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	3,647
693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	787
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)	—
162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	405
40,398	Turk Hava Yollari Anonim Ortakligi A/S (Airlines)(b)	55
524,122	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	975
		6,853

	United Arab Emirates — 0.40%
193,132	Abu Dhabi Commercial Bank PJSC (Banks)	241
115,066	DP World Ltd. (Transportation Infrastructure)	1,730
488,800	Dubai Islamic Bank PJSC (Banks)	477
542,072	First Abu Dhabi Bank PJSC (Banks)	1,398
		3,846

	United Kingdom — 2.01%
734,115	Antofagasta PLC (Metals & Mining)	7,009
216,627	Mondi PLC (Paper & Forest Products)	3,679
166,787	Unilever PLC (Personal Products)	8,410
		19,098

	United States — 0.73%
6,800	Southern Copper Corp. (Metals & Mining)	191
157,998	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	6,736
		6,927

	Total Common Stocks	899,835

	Preferred Stocks — 0.87%
	Brazil — 0.48%
484,200	Banco Bradesco SA — Preferred (Banks)(a)	1,936
13,100	Braskem SA — Preferred, Class - A (Chemicals)	43
294,812	Companhia Energetica de Minas Gerais SA — Preferred (Electric Utilities)	506
24,400	Gerdau SA — Preferred (Metals & Mining)	47
324,433	Lojas Americanas SA — Preferred (Multiline Retail)(a)	1,124
31,935	Petroleo Brasileiro SA — Preferred, ADR (Oil, Gas & Consumable Fuels)	172
267,400	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	720
		4,548

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	Chile — 0.01%
5,610	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	$128

	Colombia — 0.04%
1,637,100	Grupo Aval Acciones y Valores SA — Preferred (Banks)	362

	South Korea — 0.34%
5,056	Hyundai Motor Co. Ltd. — Preferred (Automobiles)	212
7,683	Hyundai Motor Co. Ltd. 2nd — Preferred (Automobiles)	356
81,869	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	2,668
		3,236

	Total Preferred Stocks	8,274

	Warrant — 0.00%
	Thailand — 0.00%
311,160	BTS Group Holdings PCL (Road & Rail)	6

	Total Warrant	6

Principal Amount (000)
	U.S. Treasury Obligations — 0.10%
$564	U.S. Treasury Bill, 0.12%, 6/18/20(c)(d)	563
260	U.S. Treasury Bill, 0.15%, 9/10/20(c)(d)	260
51	U.S. Treasury Bill, 0.14%, 12/31/20(c)(d)	51
86	U.S. Treasury Bill, 0.15%, 2/25/21(c)(d)	86
	Total U.S. Treasury Obligations	960

Shares	Security Description	Value (000)
	Investment Companies — 2.69%
742,626	Federated Treasury Obligations Fund, Institutional Shares, 0.31%^^(e)	$743
24,839,081	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.28%(e)	24,839

	Total Investment Companies	25,582

	Total Investments (cost $1,042,575) — 98.36%	934,657
	Other assets in excess of liabilities — 1.64%	15,539

	Net Assets - 100.00%	$950,196

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $2,264 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	The rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(e)	The rate disclosed is the rate in effect on March 31, 2020.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Emerging Markets Portfolio	Mellon Investments Corporation		Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	72.35%		-	22.35%	94.70%
Preferred Stocks	0.87%		-	-	0.87%
Warrant	0.00%		-	-	0.00%
U.S. Treasury Obligations	0.10%		-	-	0.10%
Investment Companies	0.32%	-	2.37%	-	2.69%
Other Assets (Liabilities)	0.83%		0.74%	0.07%	1.64%
Total Net Assets	74.47%		3.11%	22.42%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as "0.00%" round to less than 0.005%.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	1,018	6/19/20	$42,904	$2,512
			$42,904	$2,512

	Total Unrealized Appreciation			$2,512
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$2,512

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	360	Taiwanese Dollar	10,886	Merrill Lynch	4/6/20	$—
$—
		Total Unrealized Appreciation				$—
		Total Unrealized Depreciation				—
		Total Net Unrealized Appreciation/(Depreciation)				$—

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	75	$11,250	$3,000.00	5/29/2020	$(41)
E-Mini S&P 500 Future Option	Put	75	7,313	1,950.00	5/29/2020	(137)
E-Mini S&P 500 Future Option	Put	75	6,563	1,750.00	6/19/2020	(97)
E-Mini S&P 500 Future Option	Put	75	6,188	1,650.00	9/18/2020	(141)
E-Mini S&P 500 Future Option	Put	75	5,625	1,500.00	9/18/2020	(99)
						$(515)

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.41%
$35	Ally Auto Receivables Trust, Series 2019-2, Class - A4, Callable 12/15/22 @ 100.00	2.26		8/15/24	$35
25	CarMax Auto Owner Trust, Series 2017-2, Class - A4, Callable 7/15/21 @ 100.00	2.25		9/15/22	25
100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class - A5	2.68		6/7/23	101
20	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class - A3, Callable 7/16/22 @ 100.00	3.02		5/16/23	20
15	Hyundai Auto Receivables Trust, Series 2019-B, Class - A3, Callable 10/15/23 @ 100.00	1.94		2/15/24	15
25	Nissan Auto Receivables Owner Trust, Series 2019-A, Class - A3, Callable 3/15/23 @ 100.00	2.90		10/16/23	25
25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class - A4, Callable 1/15/22 @ 100.00	2.52		5/15/23	25
18	World Financial Network Credit Card Master Trust, Series 2016-A, Class - A	2.03		4/15/25	18
	Total Asset Backed Securities				264

	Collateralized Mortgage Obligations — 1.60%
20	Bank, Series 2019-BN21, Class - A5	2.85		10/15/52	20
40	Bank, Series 2017-BNK8, Class - A3	3.23		11/15/50	42
25	Bank, Series 2017-BNK9, Class - ASB	3.47		11/15/54	26
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5	4.02		3/15/52	11
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88		2/10/48	26
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10		12/15/72	11
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14		2/10/48	21
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4	3.31		4/10/49	26
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4	3.62		7/10/47	26
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4	3.18		2/10/48	26
20	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35		2/10/48	20
25	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61	(a)	6/10/46	26
25	Commercial Mortgage Trust, Series 2014-UBS3, Class - A4	3.82		6/10/47	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.12	(a)	8/10/50	26
10	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	11
25	Fannie Mae-ACES, Series 2016-M1, Class - A2	2.94	(a)	1/25/26	27
25	Fannie Mae-ACES, Series 2018-M1, Class - A2	2.98	(a)	12/25/27	27
25	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.08	(a)	6/25/27	28
29	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	31
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		1/25/29	22
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.38	(a)	7/25/28	28
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2	2.31		8/25/22	26
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2	2.91		7/25/49	36
8	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02		2/25/23	8
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class - A2	3.06	(a)	7/25/23	31
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class - A2	3.13		6/25/21	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2	3.15		11/25/25	27
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class - A2	3.92	(a)	9/25/28	30
25	GS Mortgage Securities Trust, Series 2017-GS5, Class - A2	3.22		3/10/50	25
50	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4	3.99	(a)	3/10/51	55
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64		11/15/47	26
50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3	3.14		12/15/49	53
18	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class - A3	2.83		10/15/45	18
25	Morgan Stanley BAML Trust, Series 2013-C9, Class - AS	3.46		5/15/46	25
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53		12/15/47	26
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60		5/15/50	27
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4	3.06		10/10/48	25
25	UBS Commercial Mortgage Trust, Series 2018-C12, Class - A5	4.30		8/15/51	28

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44	9/15/61	$27
	Total Collateralized Mortgage Obligations			1,019

	U.S. Government Agency Mortgages — 21.98%
27	Fannie Mae, Pool #AS2673	2.00	5/1/29	27
25	Fannie Mae, Pool #MA3833	2.50	11/1/49	25
24	Fannie Mae, Pool #MA3765	2.50	9/1/49	25
32	Fannie Mae, Pool #BC9041	2.50	11/1/31	34
24	Fannie Mae, Pool #MA3827	2.50	11/1/34	25
25	Fannie Mae, Pool #MA1277	2.50	12/1/27	26
50	Fannie Mae, Pool #AP4742	2.50	8/1/27	52
25	Fannie Mae, Pool #MA3902	2.50	12/1/49	26
18	Fannie Mae, Pool #MA3154	2.50	10/1/32	18
21	Fannie Mae, Pool #BD8046	2.50	9/1/31	22
28	Fannie Mae, Pool #AB7391	2.50	12/1/42	29
25	Fannie Mae, Pool #MA3930	2.50	2/1/35	26
19	Fannie Mae, Pool #MA3246	2.50	1/1/33	20
34	Fannie Mae, Pool #AU6677	2.50	9/1/28	35
17	Fannie Mae, Pool #MA2789	2.50	10/1/36	18
18	Fannie Mae, Pool #AS4946	2.50	5/1/30	18
26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	27
19	Fannie Mae, Pool #AS8739	3.00	2/1/37	20
21	Fannie Mae, Pool #AL9263	3.00	10/1/46	23
45	Fannie Mae, Pool #AY2961	3.00	5/1/45	48
52	Fannie Mae, Pool #AB8897	3.00	4/1/43	56
18	Fannie Mae, Pool #BH8817	3.00	10/1/47	19
19	Fannie Mae, Pool #MA2863	3.00	1/1/47	20
69	Fannie Mae, Pool #AB7099	3.00	11/1/42	74
49	Fannie Mae, Pool #AT0682	3.00	4/1/43	53
55	Fannie Mae, Pool #AS0302	3.00	8/1/43	60
19	Fannie Mae, Pool #MA1307	3.00	1/1/33	21
24	Fannie Mae, Pool #AU3353	3.00	8/1/43	25
38	Fannie Mae, Pool #AL9865	3.00	2/1/47	40
45	Fannie Mae, Pool #AK0006	3.00	1/1/27	47
77	Fannie Mae, Pool #AS8483	3.00	12/1/46	81
80	Fannie Mae, Pool #AO0752	3.00	4/1/42	86
18	Fannie Mae, Pool #MA3339	3.00	4/1/33	19
18	Fannie Mae, Pool #MA2897	3.00	2/1/37	19
14	Fannie Mae, Pool #MA2523	3.00	2/1/36	15
39	Fannie Mae, Pool #BD2446	3.00	1/1/47	41
22	Fannie Mae, Pool #AS8074	3.00	10/1/46	23
18	Fannie Mae, Pool #MA3127	3.00	9/1/37	19
42	Fannie Mae, Pool #AQ7920	3.00	12/1/42	45
44	Fannie Mae, Pool #MA2246	3.00	4/1/30	46
20	Fannie Mae, Pool #MA3237	3.00	1/1/48	22
37	Fannie Mae, Pool #AS8276	3.00	11/1/46	38
18	Fannie Mae, Pool #BD5545	3.00	10/1/46	19
14	Fannie Mae, Pool #890566	3.00	12/1/43	15
26	Fannie Mae, Pool #AB2047	3.00	1/1/26	27
37	Fannie Mae, Pool #BC4764	3.00	10/1/46	39
18	Fannie Mae, Pool #AL9996	3.00	4/1/32	19
25	Fannie Mae, Pool #MA3905	3.00	1/1/50	26
24	Fannie Mae, Pool #MA3774	3.00	9/1/49	25
13	Fannie Mae, Pool #MA2416	3.00	10/1/35	14
23	Fannie Mae, Pool #BN7703	3.00	8/1/49	25
24	Fannie Mae, Pool #BO2201	3.00	9/1/49	25
24	Fannie Mae, Pool #BO3192	3.00	10/1/49	26
23	Fannie Mae, Pool #MA3744	3.00	8/1/49	24
49	Fannie Mae, Pool #MA3802	3.00	10/1/49	51
22	Fannie Mae, Pool #MA3377	3.00	5/1/48	23
9	Fannie Mae, Pool #AO7628	3.00	6/1/27	10
23	Fannie Mae, Pool #FM1299	3.00	7/1/49	24
24	Fannie Mae, Pool #MA3831	3.00	11/1/39	26
26	Fannie Mae, Pool #AS5977	3.00	10/1/30	28
24	Fannie Mae, Pool #MA3834	3.00	11/1/49	26
36	Fannie Mae, Pool #AS7908	3.00	9/1/46	38

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #AS8414	3.00	11/1/46	$24
37	Fannie Mae, Pool #BC9003	3.00	11/1/46	39
22	Fannie Mae, Pool #AZ2936	3.00	9/1/45	24
25	Fannie Mae, Pool #MA3890	3.00	1/1/40	26
22	Fannie Mae, Pool #MA3691	3.00	7/1/49	23
24	Fannie Mae, Pool #FM2132	3.00	1/1/50	26
23	Fannie Mae, Pool #FM1370	3.00	4/1/46	24
37	Fannie Mae, Pool #MA3182	3.50	11/1/47	40
16	Fannie Mae, Pool #MA3597	3.50	2/1/49	17
12	Fannie Mae, Pool #AS4236	3.50	1/1/45	13
20	Fannie Mae, Pool #BM2000	3.50	5/1/49	21
22	Fannie Mae, Pool #FM0020	3.50	7/1/49	23
24	Fannie Mae, Pool #SD8001	3.50	7/1/49	25
29	Fannie Mae, Pool #MA2706	3.50	8/1/46	31
17	Fannie Mae, Pool #BD5046	3.50	2/1/47	19
21	Fannie Mae, Pool #MA3057	3.50	7/1/47	23
36	Fannie Mae, Pool #MA3520	3.50	10/1/48	39
13	Fannie Mae, Pool #BA1893	3.50	8/1/45	14
22	Fannie Mae, Pool #MA3745	3.50	8/1/49	23
36	Fannie Mae, Pool #AS4772	3.50	4/1/45	38
22	Fannie Mae, Pool #MA3210	3.50	12/1/49	24
27	Fannie Mae, Pool #AB2052	3.50	1/1/26	28
21	Fannie Mae, Pool #CA4026	3.50	5/1/49	22
19	Fannie Mae, Pool #BK9038	3.50	10/1/33	20
131	Fannie Mae, Pool #AO2548	3.50	4/1/42	141
24	Fannie Mae, Pool #MA3835	3.50	11/1/49	26
37	Fannie Mae, Pool #MA3243	3.50	1/1/38	39
18	Fannie Mae, Pool #MA3637	3.50	4/1/49	19
78	Fannie Mae, Pool #AB6017	3.50	8/1/42	84
70	Fannie Mae, Pool #AQ0546	3.50	11/1/42	76
46	Fannie Mae, Pool #AS3133	3.50	8/1/44	51
20	Fannie Mae, Pool #AL1717	3.50	5/1/27	21
17	Fannie Mae, Pool #BM5485	3.50	2/1/49	18
20	Fannie Mae, Pool #MA3305	3.50	3/1/48	21
25	Fannie Mae, Pool #BC1158	3.50	2/1/46	26
40	Fannie Mae, Pool #ZS4618	3.50	6/1/45	43
45	Fannie Mae, Pool #AS4771	3.50	4/1/45	48
42	Fannie Mae, Pool #MA2125	3.50	12/1/44	46
32	Fannie Mae, Pool #MA1980	3.50	8/1/44	34
19	Fannie Mae, Pool #ZM4908	3.50	11/1/47	21
28	Fannie Mae, Pool #AZ0862	3.50	7/1/45	29
11	Fannie Mae, Pool #AS5596	3.50	8/1/45	12
27	Fannie Mae, Pool #AS6102	3.50	11/1/45	29
14	Fannie Mae, Pool #MA2522	3.50	2/1/46	15
34	Fannie Mae, Pool #MA3026	3.50	6/1/47	36
18	Fannie Mae, Pool #BM1568	3.50	7/1/47	20
20	Fannie Mae, Pool #MA3148	3.50	10/1/47	21
21	Fannie Mae, Pool #BM4703	3.50	2/1/48	22
22	Fannie Mae, Pool #FM1566	3.50	11/1/48	24
23	Fannie Mae, Pool #MA3775	3.50	9/1/49	24
22	Fannie Mae, Pool #MA3663	3.50	5/1/49	23
21	Fannie Mae, Pool #MA3692	3.50	7/1/49	22
20	Fannie Mae, Pool #BJ3716	3.50	12/1/47	21
40	Fannie Mae, Pool #BJ4916	3.50	3/1/48	43
39	Fannie Mae, Pool #AB5511	3.50	7/1/42	42
17	Fannie Mae, Pool #MA3494	3.50	10/1/48	18
16	Fannie Mae, Pool #MA3614	3.50	3/1/49	17
23	Fannie Mae, Pool #FM1911	3.50	7/1/48	25
19	Fannie Mae, Pool #AS0024	3.50	7/1/43	20
31	Fannie Mae, Pool #BC2926	3.50	3/1/46	33
27	Fannie Mae, Pool #AS7388	3.50	6/1/46	28
18	Fannie Mae, Pool #BC0443	3.50	12/1/45	19
14	Fannie Mae, Pool #MA2389	3.50	9/1/35	14
21	Fannie Mae, Pool #FM1001	3.50	11/1/48	22
15	Fannie Mae, Pool #AJ1886	3.50	3/1/42	16
30	Fannie Mae, Pool #AS7491	3.50	7/1/46	32

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #ZA5052	3.50	11/1/47	$23
16	Fannie Mae, Pool #MA3059	3.50	7/1/37	17
28	Fannie Mae, Pool #BA3123	3.50	2/1/46	29
14	Fannie Mae, Pool #AS6394	3.50	12/1/45	15
33	Fannie Mae, Pool #MA3121	4.00	9/1/47	35
17	Fannie Mae, Pool #BK0909	4.00	7/1/48	18
13	Fannie Mae, Pool #AS8532	4.00	12/1/46	14
27	Fannie Mae, Pool #AL8139	4.00	2/1/32	29
21	Fannie Mae, Pool #MA3746	4.00	8/1/49	23
21	Fannie Mae, Pool #FM1960	4.00	5/1/49	23
32	Fannie Mae, Pool #BM1066	4.00	2/1/47	35
21	Fannie Mae, Pool #FM0021	4.00	3/1/49	22
17	Fannie Mae, Pool #BK0920	4.00	7/1/48	18
21	Fannie Mae, Pool #BN6677	4.00	6/1/49	23
17	Fannie Mae, Pool #MA3183	4.00	11/1/47	18
34	Fannie Mae, Pool #AS8823	4.00	2/1/47	36
13	Fannie Mae, Pool #MA2415	4.00	10/1/45	14
14	Fannie Mae, Pool #MA3592	4.00	2/1/49	15
15	Fannie Mae, Pool #MA3615	4.00	3/1/49	16
19	Fannie Mae, Pool #FM1571	4.00	12/1/48	20
17	Fannie Mae, Pool #MA3638	4.00	4/1/49	18
39	Fannie Mae, Pool #AO2959	4.00	5/1/42	42
13	Fannie Mae, Pool #AZ7362	4.00	11/1/45	15
20	Fannie Mae, Pool #FM1415	4.00	12/1/48	22
20	Fannie Mae, Pool #MA3563	4.00	1/1/49	21
21	Fannie Mae, Pool #BN0334	4.00	12/1/48	23
16	Fannie Mae, Pool #BM4991	4.00	9/1/48	17
21	Fannie Mae, Pool #AU8849	4.00	11/1/43	22
31	Fannie Mae, Pool #BM2002	4.00	10/1/47	33
54	Fannie Mae, Pool #AJ5303	4.00	11/1/41	59
28	Fannie Mae, Pool #AH6242	4.00	4/1/26	29
32	Fannie Mae, Pool #AS9831	4.00	6/1/47	34
15	Fannie Mae, Pool #AS7600	4.00	7/1/46	17
32	Fannie Mae, Pool #AC7328	4.00	12/1/39	36
19	Fannie Mae, Pool #BD7165	4.00	4/1/47	21
14	Fannie Mae, Pool #BE8373	4.00	2/1/47	15
7	Fannie Mae, Pool #AZ1210	4.00	5/1/45	8
29	Fannie Mae, Pool #AX0841	4.00	9/1/44	31
10	Fannie Mae, Pool #AV0606	4.00	11/1/43	11
16	Fannie Mae, Pool #CA0183	4.00	8/1/47	17
32	Fannie Mae, Pool #MA2995	4.00	5/1/47	34
21	Fannie Mae, Pool #AS3452	4.00	9/1/44	23
17	Fannie Mae, Pool #MA3277	4.00	2/1/48	18
33	Fannie Mae, Pool #ZA4988	4.00	8/1/47	35
21	Fannie Mae, Pool #MA0534	4.00	10/1/30	23
30	Fannie Mae, Pool #AS9314	4.00	3/1/47	32
90	Fannie Mae, Pool #190405	4.00	10/1/40	99
28	Fannie Mae, Pool #ZS4708	4.00	3/1/47	30
37	Fannie Mae, Pool #AS3468	4.00	10/1/44	40
36	Fannie Mae, Pool #AS3467	4.00	10/1/44	39
16	Fannie Mae, Pool #MA3521	4.00	11/1/48	17
10	Fannie Mae, Pool #AY9901	4.00	7/1/45	11
16	Fannie Mae, Pool #CA2316	4.00	7/1/48	17
18	Fannie Mae, Pool #BD7060	4.00	3/1/47	19
57	Fannie Mae, Pool #AE0217	4.50	8/1/40	63
9	Fannie Mae, Pool #BE6489	4.50	1/1/47	10
15	Fannie Mae, Pool #CA0623	4.50	10/1/47	16
15	Fannie Mae, Pool #MA3537	4.50	12/1/48	16
16	Fannie Mae, Pool #BK6328	4.50	6/1/48	17
9	Fannie Mae, Pool #BH3310	4.50	5/1/47	9
17	Fannie Mae, Pool #BM3286	4.50	11/1/47	19
1	Fannie Mae, Pool #829106	4.50	10/1/20	1
43	Fannie Mae, Pool #AE0954	4.50	2/1/41	48
—	Fannie Mae, Pool #735646	4.50	7/1/20	–
15	Fannie Mae, Pool #AS2751	4.50	6/1/44	16
17	Fannie Mae, Pool #BK4850	4.50	5/1/48	18

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$9	Fannie Mae, Pool #AU9017	4.50	9/1/43	$10
14	Fannie Mae, Pool #AL6567	4.50	10/1/44	16
17	Fannie Mae, Pool #MA3639	4.50	4/1/49	19
7	Fannie Mae, Pool #930998	4.50	4/1/29	7
47	Fannie Mae, Pool #AL1107	4.50	11/1/41	51
14	Fannie Mae, Pool #BN4309	4.50	1/1/49	15
17	Fannie Mae, Pool #CA1711	4.50	5/1/48	18
20	Fannie Mae, Pool #725238	5.00	3/1/34	23
44	Fannie Mae, Pool #889117	5.00	10/1/35	49
6	Fannie Mae, Pool #890603	5.00	8/1/41	7
9	Fannie Mae, Pool #725027	5.00	11/1/33	10
16	Fannie Mae, Pool #BM3904	5.00	5/1/48	18
8	Fannie Mae, Pool #890221	5.50	12/1/33	9
49	Fannie Mae, Pool #725228	6.00	3/1/34	57
16	Fannie Mae, Pool #959451	6.00	12/1/37	19
24	Fannie Mae, Pool #AE0442	6.50	1/1/39	29
50	Fannie Mae, 15 YR TBA	2.50	4/25/35	52
100	Fannie Mae, 15 YR TBA	3.00	4/25/35	105
100	Fannie Mae, 15 YR TBA	3.50	4/25/35	105
25	Fannie Mae, 15 YR TBA	4.00	4/25/35	26
25	Fannie Mae, 30 YR TBA	2.50	5/25/50	26
100	Fannie Mae, 30 YR TBA	2.50	4/25/50	104
125	Fannie Mae, 30 YR TBA	3.00	5/25/50	130
325	Fannie Mae, 30 YR TBA	3.00	4/25/50	340
100	Fannie Mae, 30 YR TBA	3.50	4/25/50	105
25	Fannie Mae, 30 YR TBA	3.50	5/25/50	26
200	Fannie Mae, 30 YR TBA	4.00	4/25/50	212
200	Fannie Mae, 30 YR TBA	4.50	4/25/50	214
23	Freddie Mac, Pool #J25686	2.00	9/1/28	24
45	Freddie Mac, Pool #G18459	2.50	3/1/28	47
16	Freddie Mac, Pool #G07445	2.50	7/1/43	16
21	Freddie Mac, Pool #G18683	2.50	4/1/33	21
17	Freddie Mac, Pool #G18635	2.50	3/1/32	18
35	Freddie Mac, Pool #G18485	2.50	10/1/28	36
16	Freddie Mac, Pool #J35896	2.50	12/1/31	17
20	Freddie Mac, Pool #G18687	2.50	5/1/33	21
34	Freddie Mac, Pool #G18470	2.50	6/1/28	36
38	Freddie Mac, Pool #G08701	3.00	4/1/46	41
19	Freddie Mac, Pool #ZM2089	3.00	11/1/46	20
31	Freddie Mac, Pool #C91709	3.00	6/1/33	33
5	Freddie Mac, Pool #J15438	3.00	5/1/21	6
9	Freddie Mac, Pool #G18518	3.00	7/1/29	9
82	Freddie Mac, Pool #C09035	3.00	4/1/43	89
20	Freddie Mac, Pool #J36428	3.00	2/1/32	21
24	Freddie Mac, Pool #G15145	3.00	7/1/29	26
13	Freddie Mac, Pool #G18601	3.00	5/1/31	14
11	Freddie Mac, Pool #C91809	3.00	2/1/35	12
20	Freddie Mac, Pool #J38057	3.00	12/1/32	21
23	Freddie Mac, Pool #QA1033	3.00	7/1/49	24
15	Freddie Mac, Pool #J25193	3.00	8/1/23	15
56	Freddie Mac, Pool #G08524	3.00	3/1/43	62
83	Freddie Mac, Pool #ZS4522	3.00	7/1/43	88
36	Freddie Mac, Pool #G08737	3.00	12/1/46	39
21	Freddie Mac, Pool #G08803	3.00	3/1/48	22
75	Freddie Mac, Pool #ZS4697	3.00	1/1/47	81
50	Freddie Mac, Pool #SD8030	3.00	11/1/49	53
38	Freddie Mac, Pool #G60989	3.00	12/1/46	40
17	Freddie Mac, Pool #C91927	3.00	5/1/37	18
18	Freddie Mac, Pool #ZS4688	3.00	11/1/46	19
21	Freddie Mac, Pool #G61680	3.00	4/1/47	23
15	Freddie Mac, Pool #G08635	3.00	4/1/45	15
19	Freddie Mac, Pool #Q46441	3.00	2/1/47	20
19	Freddie Mac, Pool #ZM2169	3.00	11/1/46	21
39	Freddie Mac, Pool #G08750	3.00	3/1/47	41
34	Freddie Mac, Pool #G18663	3.00	10/1/32	36
55	Freddie Mac, Pool #G08631	3.00	3/1/45	58

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$19	Freddie Mac, Pool #V83453	3.50	10/1/47	$21
3	Freddie Mac, Pool #J13919	3.50	12/1/20	3
18	Freddie Mac, Pool #Q57871	3.50	8/1/48	19
36	Freddie Mac, Pool #G61148	3.50	9/1/47	38
15	Freddie Mac, Pool #ZS4659	3.50	4/1/46	16
87	Freddie Mac, Pool #G08495	3.50	6/1/42	94
33	Freddie Mac, Pool #G08761	3.50	5/1/47	36
18	Freddie Mac, Pool #ZA5128	3.50	12/1/47	19
10	Freddie Mac, Pool #J30284	3.50	11/1/29	11
48	Freddie Mac, Pool #G08554	3.50	10/1/43	51
40	Freddie Mac, Pool #Q09896	3.50	8/1/42	43
26	Freddie Mac, Pool #ZS4651	3.50	3/1/46	28
56	Freddie Mac, Pool #G08636	3.50	4/1/45	61
52	Freddie Mac, Pool #G08681	3.50	12/1/45	56
18	Freddie Mac, Pool #ZS4771	3.50	6/1/48	19
23	Freddie Mac, Pool #Q53176	3.50	12/1/47	24
43	Freddie Mac, Pool #C03759	3.50	2/1/42	46
30	Freddie Mac, Pool #G08784	3.50	10/1/47	33
11	Freddie Mac, Pool #J14069	3.50	1/1/26	11
17	Freddie Mac, Pool #ZS4713	3.50	4/1/47	18
17	Freddie Mac, Pool #G08770	3.50	7/1/47	19
29	Freddie Mac, Pool #G08698	3.50	3/1/46	31
32	Freddie Mac, Pool #C91456	3.50	6/1/32	34
28	Freddie Mac, Pool #G08687	3.50	1/1/46	30
25	Freddie Mac, Pool #Q43933	3.50	10/1/46	26
12	Freddie Mac, Pool #G08627	3.50	2/1/45	13
18	Freddie Mac, Pool #G08620	3.50	12/1/44	19
14	Freddie Mac, Pool #G08623	3.50	1/1/45	15
50	Freddie Mac, Series K091, Class - A2	3.51	3/25/29	58
32	Freddie Mac, Pool #G08775	4.00	8/1/47	34
18	Freddie Mac, Pool #G08801	4.00	2/1/48	19
29	Freddie Mac, Pool #G08567	4.00	1/1/44	31
13	Freddie Mac, Pool #C91395	4.00	9/1/31	15
21	Freddie Mac, Pool #G08563	4.00	1/1/44	22
21	Freddie Mac, Pool #ZA6946	4.00	5/1/49	22
38	Freddie Mac, Pool #Q24955	4.00	2/1/44	42
20	Freddie Mac, Pool #G08771	4.00	7/1/47	21
36	Freddie Mac, Pool #G06506	4.00	12/1/40	40
44	Freddie Mac, Pool #G08637	4.00	4/1/45	48
34	Freddie Mac, Pool #G08606	4.00	9/1/44	36
20	Freddie Mac, Pool #ZT1840	4.00	9/1/48	21
28	Freddie Mac, Pool #ZS4631	4.00	9/1/45	30
29	Freddie Mac, Pool #A96286	4.00	1/1/41	32
22	Freddie Mac, Pool #ZT2106	4.00	3/1/49	23
32	Freddie Mac, Pool #ZT1320	4.00	11/1/48	34
21	Freddie Mac, Pool #Q58680	4.00	9/1/48	22
11	Freddie Mac, Pool #C09059	4.50	3/1/44	12
14	Freddie Mac, Pool #G08781	4.50	9/1/47	15
4	Freddie Mac, Pool #C90686	4.50	6/1/23	5
18	Freddie Mac, Pool #Q58217	4.50	9/1/48	19
48	Freddie Mac, Pool #A97692	4.50	3/1/41	52
15	Freddie Mac, Pool #A97186	4.50	3/1/41	17
18	Freddie Mac, Pool #Q52321	4.50	11/1/47	19
15	Freddie Mac, Pool #ZS4774	4.50	5/1/48	16
30	Freddie Mac, Pool #G01890	4.50	10/1/35	32
35	Freddie Mac, Pool #ZT1779	5.00	3/1/49	37
20	Freddie Mac, Pool #G05904	5.00	9/1/39	22
18	Freddie Mac, Pool #G04817	5.00	9/1/38	20
19	Freddie Mac, Pool #G01962	5.00	12/1/35	21
15	Freddie Mac, Pool #G08838	5.00	9/1/48	16
29	Freddie Mac, Pool #G01665	5.50	3/1/34	33
19	Freddie Mac, Pool #G02794	6.00	5/1/37	22
3	Freddie Mac, Pool #C90989	6.00	9/1/26	4
9	Freddie Mac, Pool #G03616	6.00	12/1/37	11
7	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	7
9	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	9

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	$17
18	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	19
25	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	27
42	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	45
13	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	14
36	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	39
44	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	48
34	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	36
25	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	26
21	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	22
36	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	38
19	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	21
25	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	27
18	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	19
23	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	24
37	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	40
30	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	32
25	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	26
57	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	61
17	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	18
20	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	21
23	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	24
20	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	21
28	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	31
20	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	21
32	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	34
37	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	39
37	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	40
38	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	40
18	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	20
31	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	34
43	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	45
29	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	31
26	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	27
25	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	26
31	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	33
15	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	16
11	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	12
29	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	31
34	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	36
34	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	36
30	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	32
27	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	28
26	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	28
22	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	24
39	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	42
17	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	18
21	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	22
16	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	17
20	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	22
37	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	39
7	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	8
57	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	62
34	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	37
27	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	29
13	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	14
24	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	25
40	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	42
17	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	18
24	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	26
18	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	19
17	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	18
27	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	29
32	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	35
11	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	12
23	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	24

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	$25
29	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	31
30	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	32
31	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	34
17	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	18
19	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	21
12	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	13
16	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	17
33	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	35
33	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	36
23	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	25
9	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	10
14	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	15
12	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	13
14	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	15
16	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	17
17	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	19
57	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	64
15	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	16
16	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	18
20	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	22
26	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	28
28	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	30
17	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	18
30	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	32
15	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	16
17	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	18
9	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	10
27	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	29
12	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	13
14	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	15
16	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	17
20	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	21
24	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	25
9	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	10
47	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	51
24	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	25
13	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	14
15	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	16
29	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	31
14	Government National Mortgage Association, Pool #738906	4.50	10/15/41	16
13	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	14
7	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	8
45	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	47
13	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	14
17	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	18
14	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	15
12	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	13
60	Government National Mortgage Association, Pool #4801	4.50	9/20/40	65
34	Government National Mortgage Association, Pool #721760	4.50	8/15/40	38
12	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	13
14	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	16
28	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	29
22	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	23
20	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	21
35	Government National Mortgage Association, Pool #4559	5.00	10/20/39	38
13	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	13
25	Government National Mortgage Association, Pool #697946	5.00	3/15/39	28
12	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	13
16	Government National Mortgage Association, Pool #510835	5.50	2/15/35	18
17	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	19
16	Government National Mortgage Association, Pool #4222	6.00	8/20/38	18
2	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3
25	Government National Mortgage Association, 30 YR TBA	2.50	4/20/50	26
150	Government National Mortgage Association, 30 YR TBA	3.00	4/20/50	159
75	Government National Mortgage Association, 30 YR TBA	3.00	5/20/50	79

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$100	Government National Mortgage Association, 30 YR TBA	3.50		4/20/50	$105
75	Government National Mortgage Association, 30 YR TBA	4.00		4/20/50	80
	Total U.S. Government Agency Mortgages				14,003

	U.S. Government Agency Securities — 0.99%
65	Fannie Mae	1.25		5/6/21	65
25	Fannie Mae	1.63		1/7/25	26
30	Fannie Mae	2.13		4/24/26	32
10	Fannie Mae	5.63		7/15/37	16
20	Fannie Mae	6.63		11/15/30	31
25	Federal Farm Credit Bank	1.55		8/16/21	25
25	Federal Home Loan Bank	1.13		7/14/21	25
25	Federal Home Loan Bank	1.38		2/17/23	26
55	Federal Home Loan Bank	1.88		11/29/21	57
50	Federal Home Loan Bank	1.88		7/7/21	52
25	Federal Home Loan Bank	2.13		3/10/23	26
40	Federal Home Loan Bank	2.88		9/13/24	44
15	Federal Home Loan Bank	5.63		6/11/21	16
20	Freddie Mac	1.88		11/17/20	20
40	Freddie Mac	2.38		1/13/22	41
15	Freddie Mac	6.25		7/15/32	23
25	Freddie Mac	6.75		9/15/29	37
10	Freddie Mac	6.75		3/15/31	16
5	Tennessee Valley Authority	3.50		12/15/42	6
30	Tennessee Valley Authority	5.88		4/1/36	46
	Total U.S. Government Agency Securities				630

	Corporate Bonds — 34.11%
25	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	27
145	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	163
135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50		5/14/35	149
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	27
345	Ameriprise Financial, Inc. (Capital Markets)	3.70		10/15/24	350
245	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60		8/19/26	248
10	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15		11/15/41	10
420	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	426
140	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	146
140	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	158
170	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	177
177	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65		12/1/27	182
150	Anthem, Inc. (Health Care Providers & Services)	4.35		8/15/20	151
70	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	75
185	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	245
90	Archer-Daniels-Midland Co., Class - C (Food Products)	4.02		4/16/43	100
340	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45		4/1/24	360
160	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	186
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	106
65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	69
35	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	38
325	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)	(b)	10/1/25	332
70	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25		10/21/27	73
370	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104.00 bps)	(b)	12/20/28	382
50	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106.00 bps)	(b)	4/23/27	52
130	Bank of America Corp., MTN (Banks)	3.88		8/1/25	139
135	Bank One Corp. (Banks)	8.00		4/29/27	178
270	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	311

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$65	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	$81
75	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	93
50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00		9/25/22	49
155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	145
80	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	80
130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	127
390	Capital One Financial Corp. (Consumer Finance)	3.50		6/15/23	389
35	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	50
595	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	618
120	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119.20 bps)	(b)	4/23/29	129
35	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90		3/1/38	39
25	Comcast Corp. (Media)	4.65		7/15/42	31
245	Comcast Corp. (Media)	4.75		3/1/44	310
170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	214
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	26
45	Constellation Brands, Inc. (Beverages)	4.75		12/1/25	47
180	Constellation Brands, Inc. (Beverages)	4.75		11/15/24	193
210	CSX Corp. (Road & Rail)	6.22		4/30/40	275
250	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70		3/9/23	259
535	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	569
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	109
225	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75		2/1/23	227
90	Dominion Energy Gas Holding LLC (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	85
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	229
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25		12/15/41	39
100	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15		8/15/27	100
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20		8/15/45	27
50	Ecolab, Inc. (Chemicals), Callable 12/24/29 @ 100.00	4.80		3/24/30	57
145	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	119
80	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70		2/15/26	80
199	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	203
135	FedEx Corp. (Air Freight & Logistics), Callable 1/1/26 @ 100.00	3.25		4/1/26	137
45	FedEx Corp. (Air Freight & Logistics)	4.90		1/15/34	47
35	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	36
190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85		6/1/25	202
10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	11
80	General Motors Financial Co. (Consumer Finance), Callable 3/9/23 @ 100.00	3.70		5/9/23	72
295	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20		3/1/21	283
101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	124
50	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38		5/15/38	75
260	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50		8/1/26	248
75	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	87
5	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 9/25/49 @ 100.00	4.75		3/25/50	7

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	$126
120	Interpublic Group of Companies, Inc. (Media)	3.50		10/1/20	119
250	Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	255
260	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138.00 bps)	(b)	5/1/28	274
150	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116.00 bps)	(b)	5/6/30	161
110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	111
175	Lincoln National Corp. (Insurance)	7.00		6/15/40	247
45	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	53
135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50		5/15/36	144
85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	92
45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	45
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25		7/2/24	141
240	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50		2/6/57	331
130	Morgan Stanley (Capital Markets)	3.13		1/23/23	133
180	Morgan Stanley (Capital Markets)	3.88		1/27/26	193
125	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 162.80 bps)	(b)	1/23/30	139
50	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	57
20	Northrop Grumman Corp. (Aerospace & Defense), Callable 11/1/49 @ 100.00	5.25		5/1/50	27
145	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	172
195	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20		9/16/26	211
173	Oracle Corp. (Software)	5.38		7/15/40	233
120	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	141
75	Philip Morris International, Inc. (Tobacco)	3.25		11/10/24	79
105	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	116
155	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40		5/15/25	153
225	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	272
110	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	115
15	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	20
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	33
170	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50		3/16/23	177
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	160
190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	194
30	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	32
150	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45		10/1/23	148
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	30
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	78
60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	52
115	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	121
255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	226
185	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	137
25	Target Corp. (Multiline Retail), Callable 6/15/30 @ 100.00	2.65		9/15/30	26
150	TCI Communications, Inc. (Media)	7.88		2/15/26	190
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50		1/23/25	220
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85		1/26/27	218
65	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	81

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	$187
95	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	95
165	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45		6/1/27	159
15	The Sherwin-Williams Co. (Chemicals), Callable 5/1/25 @ 100.00	3.45		8/1/25	16
170	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	237
135	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	168
65	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 6/19/26 @ 100.00	2.95		9/19/26	65
85	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	86
250	Truist Bank (Banks), Callable 2/10/25 @ 100.00	1.50		3/10/25	243
95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95		9/10/28	102
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 3/1/49 @ 100.00	3.40		9/1/49	15
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	16
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	58
75	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	90
95	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	118
135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	139
175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	172
470	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	542
200	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	272
80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	91
60	Walmart, Inc. (Food & Staples Retailing)	5.63		4/1/40	84
65	Waste Management, Inc. (Commercial Services & Supplies), Callable 1/15/39 @ 100.00	4.00		7/15/39	71
105	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117.00 bps)	(b)	10/30/30	104
505	Wells Fargo & Co. (Banks)	3.00		4/22/26	520
55	Wells Fargo & Co., MTN (Banks), Callable 6/17/26 @ 100.00	3.20 (US0003M + 117.00 bps)	(b)	6/17/27	57
70	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	76
55	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	71
180	WRKCo., Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	192
165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	209
	Total Corporate Bonds				21,726

	U.S. Treasury Obligations — 33.36%
62	U.S. Treasury Bond	2.00		2/15/50	72
117	U.S. Treasury Bond	2.25		8/15/46	139
91	U.S. Treasury Bond	2.25		8/15/49	110
96	U.S. Treasury Bond	2.38		11/15/49	120
125	U.S. Treasury Bond	2.50		5/15/46	156
130	U.S. Treasury Bond	2.50		2/15/46	162
60	U.S. Treasury Bond	2.50		2/15/45	74
55	U.S. Treasury Bond	2.75		8/15/47	72
125	U.S. Treasury Bond	2.75		11/15/47	164
79	U.S. Treasury Bond	2.75		11/15/42	101
19	U.S. Treasury Bond	2.75		8/15/42	24
94	U.S. Treasury Bond	2.88		5/15/49	127
125	U.S. Treasury Bond	2.88		5/15/43	163
110	U.S. Treasury Bond	2.88		8/15/45	146
115	U.S. Treasury Bond	2.88		11/15/46	153
50	U.S. Treasury Bond	3.00		2/15/48	69
90	U.S. Treasury Bond	3.00		2/15/49	124
120	U.S. Treasury Bond	3.00		8/15/48	166
50	U.S. Treasury Bond	3.00		5/15/45	68
125	U.S. Treasury Bond	3.00		11/15/44	166
75	U.S. Treasury Bond	3.00		2/15/47	102
75	U.S. Treasury Bond	3.00		11/15/45	102
125	U.S. Treasury Bond	3.00		5/15/47	171

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$80	U.S. Treasury Bond	3.13	5/15/48	$112
90	U.S. Treasury Bond	3.13	2/15/43	121
115	U.S. Treasury Bond	3.13	8/15/44	157
22	U.S. Treasury Bond	3.13	2/15/42	30
55	U.S. Treasury Bond	3.38	11/15/48	81
75	U.S. Treasury Bond	3.38	5/15/44	105
8	U.S. Treasury Bond	3.50	2/15/39	11
75	U.S. Treasury Bond	3.63	8/15/43	109
115	U.S. Treasury Bond	3.63	2/15/44	168
33	U.S. Treasury Bond	3.75	8/15/41	49
120	U.S. Treasury Bond	3.75	11/15/43	179
25	U.S. Treasury Bond	4.38	2/15/38	39
25	U.S. Treasury Bond	4.38	11/15/39	39
35	U.S. Treasury Bond	4.38	5/15/41	55
35	U.S. Treasury Bond	4.38	5/15/40	55
10	U.S. Treasury Bond	4.50	2/15/36	15
15	U.S. Treasury Bond	4.63	2/15/40	24
70	U.S. Treasury Bond	4.75	2/15/41	115
40	U.S. Treasury Bond	5.00	5/15/37	65
20	U.S. Treasury Bond	5.25	2/15/29	28
40	U.S. Treasury Bond	5.38	2/15/31	59
25	U.S. Treasury Bond	6.00	2/15/26	33
25	U.S. Treasury Bond	6.13	8/15/29	37
60	U.S. Treasury Bond	6.13	11/15/27	84
35	U.S. Treasury Bond	6.25	5/15/30	53
15	U.S. Treasury Bond	6.50	11/15/26	21
17	U.S. Treasury Bond	7.50	11/15/24	22
15	U.S. Treasury Bond	7.63	2/15/25	20
40	U.S. Treasury Bond	8.00	11/15/21	45
90	U.S. Treasury Note	0.38	3/31/22	90
85	U.S. Treasury Note	0.50	3/15/23	86
90	U.S. Treasury Note	0.50	3/31/25	91
70	U.S. Treasury Note	0.63	3/31/27	70
25	U.S. Treasury Note	1.13	9/30/21	25
105	U.S. Treasury Note	1.13	7/31/21	106
55	U.S. Treasury Note	1.13	8/31/21	56
45	U.S. Treasury Note	1.13	2/28/25	47
85	U.S. Treasury Note	1.13	2/28/22	86
70	U.S. Treasury Note	1.13	2/28/27	73
95	U.S. Treasury Note	1.25	8/31/24	99
75	U.S. Treasury Note	1.25	3/31/21	76
85	U.S. Treasury Note	1.38	1/31/22	87
80	U.S. Treasury Note	1.38	2/15/23	83
95	U.S. Treasury Note	1.38	1/31/25	99
25	U.S. Treasury Note	1.38	8/31/23	26
70	U.S. Treasury Note	1.38	10/15/22	72
100	U.S. Treasury Note	1.38	4/30/21	101
75	U.S. Treasury Note	1.38	9/30/23	78
100	U.S. Treasury Note	1.38	5/31/21	101
70	U.S. Treasury Note	1.38	6/30/23	72
75	U.S. Treasury Note	1.38	8/31/26	79
85	U.S. Treasury Note	1.50	2/15/30	92
105	U.S. Treasury Note	1.50	2/28/23	109
50	U.S. Treasury Note	1.50	1/31/22	51
5	U.S. Treasury Note	1.50	9/15/22	5
85	U.S. Treasury Note	1.50	11/30/21	87
45	U.S. Treasury Note	1.50	8/15/26	48
45	U.S. Treasury Note	1.50	8/31/21	46
50	U.S. Treasury Note	1.50	10/31/21	51
80	U.S. Treasury Note	1.50	9/30/24	84
90	U.S. Treasury Note	1.50	11/30/24	95
100	U.S. Treasury Note	1.50	3/31/23	103
80	U.S. Treasury Note	1.50	1/15/23	83
25	U.S. Treasury Note	1.50	8/15/22	26
70	U.S. Treasury Note	1.50	1/31/27	74
85	U.S. Treasury Note	1.50	10/31/24	89

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$90	U.S. Treasury Note	1.50	9/30/21	$92
70	U.S. Treasury Note	1.63	10/31/26	75
102	U.S. Treasury Note	1.63	11/15/22	105
65	U.S. Treasury Note	1.63	8/15/22	67
60	U.S. Treasury Note	1.63	4/30/23	62
60	U.S. Treasury Note	1.63	5/15/26	64
80	U.S. Treasury Note	1.63	5/31/23	83
50	U.S. Treasury Note	1.63	6/30/21	51
70	U.S. Treasury Note	1.63	9/30/26	75
70	U.S. Treasury Note	1.63	11/30/26	75
80	U.S. Treasury Note	1.63	12/15/22	83
120	U.S. Treasury Note	1.63	12/31/21	123
100	U.S. Treasury Note	1.63	10/31/23	104
120	U.S. Treasury Note	1.63	2/15/26	128
130	U.S. Treasury Note	1.63	8/15/29	141
85	U.S. Treasury Note	1.75	3/31/22	87
110	U.S. Treasury Note	1.75	9/30/22	114
80	U.S. Treasury Note	1.75	1/31/23	83
164	U.S. Treasury Note	1.75	5/15/23	171
50	U.S. Treasury Note	1.75	6/15/22	52
90	U.S. Treasury Note	1.75	5/15/22	93
95	U.S. Treasury Note	1.75	7/31/21	97
115	U.S. Treasury Note	1.75	4/30/22	118
35	U.S. Treasury Note	1.75	11/30/21	36
75	U.S. Treasury Note	1.75	6/30/24	79
90	U.S. Treasury Note	1.75	7/15/22	93
145	U.S. Treasury Note	1.75	11/15/29	159
88	U.S. Treasury Note	1.75	12/31/24	94
70	U.S. Treasury Note	1.75	12/31/26	76
80	U.S. Treasury Note	1.75	7/31/24	85
20	U.S. Treasury Note	1.88	8/31/24	21
50	U.S. Treasury Note	1.88	2/28/22	52
90	U.S. Treasury Note	1.88	9/30/22	93
25	U.S. Treasury Note	1.88	6/30/26	27
105	U.S. Treasury Note	1.88	1/31/22	108
85	U.S. Treasury Note	1.88	8/31/22	88
75	U.S. Treasury Note	1.88	7/31/26	81
100	U.S. Treasury Note	1.88	3/31/22	103
125	U.S. Treasury Note	1.88	4/30/22	129
85	U.S. Treasury Note	1.88	5/31/22	88
65	U.S. Treasury Note	1.88	7/31/22	67
70	U.S. Treasury Note	1.88	10/31/22	73
110	U.S. Treasury Note	1.88	11/30/21	113
50	U.S. Treasury Note	2.00	2/15/22	52
175	U.S. Treasury Note	2.00	5/31/24	187
110	U.S. Treasury Note	2.00	6/30/24	117
70	U.S. Treasury Note	2.00	4/30/24	75
75	U.S. Treasury Note	2.00	10/31/22	78
170	U.S. Treasury Note	2.00	2/15/25	183
100	U.S. Treasury Note	2.00	5/31/21	102
150	U.S. Treasury Note	2.00	11/30/22	157
60	U.S. Treasury Note	2.00	10/31/21	62
95	U.S. Treasury Note	2.00	7/31/22	99
80	U.S. Treasury Note	2.00	8/31/21	82
70	U.S. Treasury Note	2.00	8/15/25	76
145	U.S. Treasury Note	2.00	11/15/21	149
185	U.S. Treasury Note	2.00	11/15/26	201
110	U.S. Treasury Note	2.00	12/31/21	113
65	U.S. Treasury Note	2.13	9/30/24	70
55	U.S. Treasury Note	2.13	7/31/24	59
45	U.S. Treasury Note	2.13	8/15/21	46
5	U.S. Treasury Note	2.13	2/29/24	5
110	U.S. Treasury Note	2.13	12/31/22	115
60	U.S. Treasury Note	2.13	5/15/25	65
90	U.S. Treasury Note	2.13	6/30/22	94
90	U.S. Treasury Note	2.13	11/30/23	96

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$170	U.S. Treasury Note	2.13	3/31/24	$182
70	U.S. Treasury Note	2.13	6/30/21	72
105	U.S. Treasury Note	2.13	12/31/21	108
5	U.S. Treasury Note	2.13	9/30/21	5
100	U.S. Treasury Note	2.13	5/31/26	110
40	U.S. Treasury Note	2.25	7/31/21	41
55	U.S. Treasury Note	2.25	12/31/24	60
80	U.S. Treasury Note	2.25	1/31/24	86
150	U.S. Treasury Note	2.25	11/15/24	163
100	U.S. Treasury Note	2.25	4/15/22	104
50	U.S. Treasury Note	2.25	4/30/24	54
80	U.S. Treasury Note	2.25	12/31/23	86
140	U.S. Treasury Note	2.25	3/31/21	143
40	U.S. Treasury Note	2.25	4/30/21	41
80	U.S. Treasury Note	2.25	3/31/26	88
165	U.S. Treasury Note	2.25	2/15/27	184
75	U.S. Treasury Note	2.25	10/31/24	81
160	U.S. Treasury Note	2.25	8/15/27	179
175	U.S. Treasury Note	2.25	11/15/27	197
95	U.S. Treasury Note	2.25	11/15/25	104
175	U.S. Treasury Note	2.38	5/15/27	197
100	U.S. Treasury Note	2.38	8/15/24	109
90	U.S. Treasury Note	2.38	4/15/21	92
110	U.S. Treasury Note	2.38	1/31/23	116
80	U.S. Treasury Note	2.38	4/30/26	89
120	U.S. Treasury Note	2.38	5/15/29	138
95	U.S. Treasury Note	2.38	3/15/22	99
100	U.S. Treasury Note	2.38	2/29/24	108
50	U.S. Treasury Note	2.50	1/31/24	54
127	U.S. Treasury Note	2.50	8/15/23	136
85	U.S. Treasury Note	2.50	2/28/26	95
105	U.S. Treasury Note	2.50	2/15/22	109
90	U.S. Treasury Note	2.50	3/31/23	96
50	U.S. Treasury Note	2.50	1/15/22	52
105	U.S. Treasury Note	2.50	5/15/24	114
90	U.S. Treasury Note	2.63	12/31/25	101
130	U.S. Treasury Note	2.63	7/15/21	134
100	U.S. Treasury Note	2.63	12/31/23	108
105	U.S. Treasury Note	2.63	12/15/21	109
105	U.S. Treasury Note	2.63	6/30/23	113
60	U.S. Treasury Note	2.63	2/28/23	64
100	U.S. Treasury Note	2.63	3/31/25	111
85	U.S. Treasury Note	2.63	1/31/26	95
165	U.S. Treasury Note	2.63	2/15/29	193
95	U.S. Treasury Note	2.63	5/15/21	98
95	U.S. Treasury Note	2.63	6/15/21	98
50	U.S. Treasury Note	2.75	9/15/21	52
170	U.S. Treasury Note	2.75	11/15/23	184
85	U.S. Treasury Note	2.75	8/31/25	95
95	U.S. Treasury Note	2.75	8/15/21	98
95	U.S. Treasury Note	2.75	5/31/23	102
105	U.S. Treasury Note	2.75	2/15/28	122
90	U.S. Treasury Note	2.75	7/31/23	97
100	U.S. Treasury Note	2.75	2/15/24	109
105	U.S. Treasury Note	2.75	8/31/23	114
90	U.S. Treasury Note	2.75	2/28/25	100
90	U.S. Treasury Note	2.75	6/30/25	101
45	U.S. Treasury Note	2.75	4/30/23	48
100	U.S. Treasury Note	2.88	11/15/21	104
90	U.S. Treasury Note	2.88	11/30/25	102
50	U.S. Treasury Note	2.88	10/15/21	52
50	U.S. Treasury Note	2.88	10/31/23	54
75	U.S. Treasury Note	2.88	7/31/25	85
140	U.S. Treasury Note	2.88	5/15/28	165
105	U.S. Treasury Note	2.88	9/30/23	114
90	U.S. Treasury Note	2.88	4/30/25	101

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$35	U.S. Treasury Note	2.88		11/30/23	$38
200	U.S. Treasury Note	2.88		8/15/28	235
85	U.S. Treasury Note	3.00		9/30/25	97
85	U.S. Treasury Note	3.00		10/31/25	97
115	U.S. Treasury Note	3.13		11/15/28	139
100	U.S. Treasury Note	3.13		5/15/21	103
100	U.S. Treasury Note	3.63		2/15/21	103
	Total U.S. Treasury Obligations				21,246

	Yankee Dollars — 5.81%
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	109
100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	101
80	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	103
185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	190
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	177
245	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	212
150	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	119
70	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	65
270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	291
250	Coca-Cola European Partners PLC (Beverages)	3.50		9/15/20	251
105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	143
90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	116
140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	156
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	204
40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	40
25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	24
35	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	33
105	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	159
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	102
170	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	242
105	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	125
55	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	55
25	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	25
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	94
240	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	246
140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	154
20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	23
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	39
90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	104
	Total Yankee Dollars				3,702

Shares
	Investment Companies — 4.34%
862,557	State Street Institutional Treasury Money Market Fund, Premier Class	0.55	(d)		863
1,899,927	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(d)		1,899
	Total Investment Companies				2,762

	Total Investments Before TBA Sale Commitments (cost $62,067) — 102.60%				65,352

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	TBA Sale Commitments(e) — (0.08)%
$(50)	Government National Mortgage Association, 30 YR TBA	4.50	4/20/50	$(53)
	Total TBA Sale Commitments			(53)
	Liabilities in excess of other assets — (2.52)%			(1,605)
	Net Assets — 100.00%			$63,694

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2020.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2020.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on March 31, 2020.
(d)	The rate disclosed is the rate in effect on March 31, 2020.
(e)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

bps—Basis Points

MTN—Medium Term Note

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	-	0.41%	-	0.41%
Collateralized Mortgage Obligations	-	1.60%	-	1.60%
U.S. Government Agency Mortgages	-	21.98%	-	21.98%
U.S. Government Agency Securities	-	0.99%	-	0.99%
Corporate Bonds	34.11%	-	-	34.11%
U.S. Treasury Obligations	-	33.36%	-	33.36%
Yankee Dollars	5.81%	-	-	5.81%
Investment Companies	1.35%	2.91%	0.08%	4.34%
TBA Sale Commitments	-	-0.08%	-	-0.08%
Other Assets (Liabilities)	0.05%	-2.57%	0.00%	-2.52%
Total Net Assets	41.32%	58.60%	0.08%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Rate %	Maturity Date	Value (000)
	Investment Companies — 95.47%
1,177,000	Federated Treasury Obligations Fund, Institutional Shares^^	0.31(a)		$1,177
411,262,166	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28(a)		411,262
	Total Investment Companies			412,439

	Total Investments (cost $412,439) — 95.47%			412,439
	Other assets in excess of liabilities — 4.53%			19,580
	Net Assets — 100.00%			$432,019

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	The rate disclosed is the rate in effect on March 31, 2020.

As of March 31, 2020, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future	2,056	6/19/20	$285,142	$7,520
5-Year US Treasury Note Future	8	6/30/20	1,003	37
E-Mini S&P 500 Future	1,067	6/19/20	137,093	6,029
			$423,238	$13,586

	Total Unrealized Appreciation			$13,586
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$13,586

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 3.08%
$350	Fannie Mae	1.38	10/7/21	$355
275	Fannie Mae	1.75	7/2/24	288
100	Fannie Mae	1.88	9/24/26	106
200	Fannie Mae	2.00	1/5/22	205
400	Fannie Mae	2.00	10/5/22	415
150	Fannie Mae	2.13	4/24/26	161
200	Fannie Mae	2.50	2/5/24	215
250	Fannie Mae	2.63	9/6/24	272
95	Fannie Mae	6.25	5/15/29	136
160	Fannie Mae	6.63	11/15/30	245
180	Fannie Mae	7.25	5/15/30	281
325	Federal Farm Credit Bank	1.55	8/16/21	330
85	Federal Home Loan Bank	1.13	7/14/21	86
500	Federal Home Loan Bank	1.38	9/28/20	502
500	Federal Home Loan Bank	1.38	2/17/23	513
500	Federal Home Loan Bank	1.38	2/18/21	504
250	Federal Home Loan Bank	1.63	11/19/21	255
100	Federal Home Loan Bank	1.88	7/7/21	102
50	Federal Home Loan Bank	2.13	3/10/23	52
100	Federal Home Loan Bank	2.63	10/1/20	101
150	Federal Home Loan Bank	2.88	9/13/24	165
160	Federal Home Loan Bank	2.88	9/11/20	162
500	Federal Home Loan Bank	3.00	10/12/21	519
300	Federal Home Loan Bank	3.38	9/8/23	329
180	Federal Home Loan Bank	5.25	12/11/20	186
65	Federal Home Loan Bank	5.50	7/15/36	100
100	Freddie Mac	1.50	2/12/25	104
500	Freddie Mac	1.88	11/17/20	505
100	Freddie Mac, Callable 5/8/20 @ 100.00	2.05	11/8/24	100
350	Freddie Mac	2.38	1/13/22	362
150	Freddie Mac	2.75	6/19/23	161
150	Freddie Mac	6.25	7/15/32	233
180	Freddie Mac	6.75	3/15/31	280
110	Tennessee Valley Authority	4.70	7/15/33	153
85	Tennessee Valley Authority	5.25	9/15/39	129
100	Tennessee Valley Authority	5.88	4/1/36	154
190	Tennessee Valley Authority	6.15	1/15/38	309
	Total U.S. Government Agency Securities			9,075

	U.S. Treasury Obligations — 91.41%
385	U.S. Treasury Bond	2.00	2/15/50	447
1,260	U.S. Treasury Bond	2.25	8/15/46	1,498
1,750	U.S. Treasury Bond	2.25	8/15/49	2,118
1,310	U.S. Treasury Bond	2.38	11/15/49	1,633
1,015	U.S. Treasury Bond	2.50	2/15/45	1,254
1,135	U.S. Treasury Bond	2.50	2/15/46	1,415
1,550	U.S. Treasury Bond	2.50	5/15/46	1,930
302	U.S. Treasury Bond	2.75	8/15/42	385
671	U.S. Treasury Bond	2.75	11/15/42	856
320	U.S. Treasury Bond	2.75	11/15/47	419
1,110	U.S. Treasury Bond	2.75	8/15/47	1,455
780	U.S. Treasury Bond	2.88	8/15/45	1,033
1,116	U.S. Treasury Bond	2.88	5/15/43	1,454
955	U.S. Treasury Bond	2.88	11/15/46	1,268
1,440	U.S. Treasury Bond	2.88	5/15/49	1,953
1,075	U.S. Treasury Bond	3.00	5/15/47	1,473
1,795	U.S. Treasury Bond	3.00	2/15/49	2,483
439	U.S. Treasury Bond	3.00	5/15/42	584
705	U.S. Treasury Bond	3.00	2/15/47	963
1,260	U.S. Treasury Bond	3.00	5/15/45	1,703
1,015	U.S. Treasury Bond	3.00	11/15/44	1,351
1,360	U.S. Treasury Bond	3.00	8/15/48	1,876
1,620	U.S. Treasury Bond	3.00	2/15/48	2,227
1,470	U.S. Treasury Bond	3.00	11/15/45	1,995
827	U.S. Treasury Bond	3.13	2/15/43	1,116
1,580	U.S. Treasury Bond	3.13	8/15/44	2,159

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,505	U.S. Treasury Bond	3.13	5/15/48	$2,115
900	U.S. Treasury Bond	3.38	11/15/48	1,326
1,130	U.S. Treasury Bond	3.38	5/15/44	1,587
40	U.S. Treasury Bond	3.50	2/15/39	56
970	U.S. Treasury Bond	3.63	8/15/43	1,416
1,280	U.S. Treasury Bond	3.63	2/15/44	1,870
645	U.S. Treasury Bond	3.75	11/15/43	960
180	U.S. Treasury Bond	3.75	8/15/41	265
565	U.S. Treasury Bond	4.25	11/15/40	879
30	U.S. Treasury Bond	4.25	5/15/39	46
551	U.S. Treasury Bond	4.38	5/15/41	865
530	U.S. Treasury Bond	4.38	2/15/38	817
163	U.S. Treasury Bond	4.38	5/15/40	257
1,055	U.S. Treasury Bond	4.38	11/15/39	1,656
255	U.S. Treasury Bond	4.50	5/15/38	399
400	U.S. Treasury Bond	4.50	2/15/36	609
150	U.S. Treasury Bond	4.50	8/15/39	238
673	U.S. Treasury Bond	4.63	2/15/40	1,090
825	U.S. Treasury Bond	4.75	2/15/41	1,357
70	U.S. Treasury Bond	4.75	2/15/37	110
235	U.S. Treasury Bond	5.00	5/15/37	381
760	U.S. Treasury Bond	5.25	2/15/29	1,052
282	U.S. Treasury Bond	5.25	11/15/28	388
599	U.S. Treasury Bond	5.38	2/15/31	881
85	U.S. Treasury Bond	6.00	2/15/26	111
265	U.S. Treasury Bond	6.13	11/15/27	372
350	U.S. Treasury Bond	6.13	8/15/29	520
320	U.S. Treasury Bond	6.25	5/15/30	489
197	U.S. Treasury Bond	6.25	8/15/23	235
100	U.S. Treasury Bond	6.38	8/15/27	141
218	U.S. Treasury Bond	6.50	11/15/26	300
200	U.S. Treasury Bond	6.75	8/15/26	276
300	U.S. Treasury Bond	6.88	8/15/25	399
325	U.S. Treasury Bond	7.25	8/15/22	376
295	U.S. Treasury Bond	7.63	2/15/25	396
400	U.S. Treasury Bond	8.00	11/15/21	449
110	U.S. Treasury Bond	8.13	8/15/21	121
570	U.S. Treasury Bond	8.13	5/15/21	620
1,120	U.S. Treasury Note	0.38	3/31/22	1,123
1,145	U.S. Treasury Note	0.50	3/31/25	1,152
1,065	U.S. Treasury Note	0.50	3/15/23	1,072
895	U.S. Treasury Note	0.63	3/31/27	900
255	U.S. Treasury Note	1.13	2/28/27	265
830	U.S. Treasury Note	1.13	9/30/21	840
280	U.S. Treasury Note	1.13	6/30/21	283
1,385	U.S. Treasury Note	1.13	7/31/21	1,400
1,100	U.S. Treasury Note	1.13	8/31/21	1,113
960	U.S. Treasury Note	1.25	10/31/21	974
930	U.S. Treasury Note	1.25	7/31/23	957
260	U.S. Treasury Note	1.25	3/31/21	263
670	U.S. Treasury Note	1.25	8/31/24	696
1,470	U.S. Treasury Note	1.38	5/31/21	1,490
1,060	U.S. Treasury Note	1.38	10/15/22	1,088
890	U.S. Treasury Note	1.38	8/31/26	937
1,230	U.S. Treasury Note	1.38	8/31/23	1,272
1,510	U.S. Treasury Note	1.38	1/31/22	1,541
585	U.S. Treasury Note	1.38	4/30/21	592
735	U.S. Treasury Note	1.38	9/30/23	761
1,425	U.S. Treasury Note	1.38	6/30/23	1,471
825	U.S. Treasury Note	1.50	8/31/21	839
1,485	U.S. Treasury Note	1.50	9/30/24	1,559
1,115	U.S. Treasury Note	1.50	3/31/23	1,154
1,620	U.S. Treasury Note	1.50	10/31/24	1,703
300	U.S. Treasury Note	1.50	2/15/30	323
2,030	U.S. Treasury Note	1.50	8/15/26	2,151
1,590	U.S. Treasury Note	1.50	11/30/24	1,673

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$905	U.S. Treasury Note	1.50	1/31/27	$963
205	U.S. Treasury Note	1.50	8/15/22	211
1,255	U.S. Treasury Note	1.50	9/30/21	1,278
1,200	U.S. Treasury Note	1.50	11/30/21	1,225
1,270	U.S. Treasury Note	1.50	10/31/21	1,295
1,005	U.S. Treasury Note	1.63	9/30/26	1,075
1,252	U.S. Treasury Note	1.63	11/15/22	1,295
810	U.S. Treasury Note	1.63	4/30/23	842
1,545	U.S. Treasury Note	1.63	8/15/29	1,677
925	U.S. Treasury Note	1.63	10/31/26	989
1,250	U.S. Treasury Note	1.63	5/31/23	1,299
1,900	U.S. Treasury Note	1.63	2/15/26	2,022
990	U.S. Treasury Note	1.63	8/15/22	1,020
700	U.S. Treasury Note	1.63	8/31/22	722
1,200	U.S. Treasury Note	1.63	10/31/23	1,254
1,095	U.S. Treasury Note	1.63	11/30/26	1,172
2,245	U.S. Treasury Note	1.63	5/15/26	2,393
1,305	U.S. Treasury Note	1.63	12/15/22	1,352
700	U.S. Treasury Note	1.63	6/30/21	712
1,375	U.S. Treasury Note	1.63	12/31/21	1,407
745	U.S. Treasury Note	1.75	7/31/24	789
315	U.S. Treasury Note	1.75	3/31/22	324
965	U.S. Treasury Note	1.75	6/30/22	996
700	U.S. Treasury Note	1.75	1/31/23	728
1,160	U.S. Treasury Note	1.75	12/31/24	1,234
1,000	U.S. Treasury Note	1.75	5/31/22	1,030
1,100	U.S. Treasury Note	1.75	12/31/26	1,188
1,603	U.S. Treasury Note	1.75	5/15/23	1,672
820	U.S. Treasury Note	1.75	4/30/22	844
1,355	U.S. Treasury Note	1.75	11/15/29	1,489
1,395	U.S. Treasury Note	1.75	11/30/21	1,429
1,305	U.S. Treasury Note	1.75	7/31/21	1,331
1,100	U.S. Treasury Note	1.75	6/15/22	1,135
710	U.S. Treasury Note	1.75	9/30/22	735
1,020	U.S. Treasury Note	1.75	7/15/22	1,053
950	U.S. Treasury Note	1.88	7/31/22	984
990	U.S. Treasury Note	1.88	8/31/24	1,054
910	U.S. Treasury Note	1.88	9/30/22	945
875	U.S. Treasury Note	1.88	8/31/22	907
850	U.S. Treasury Note	1.88	10/31/22	884
585	U.S. Treasury Note	1.88	4/30/22	604
850	U.S. Treasury Note	1.88	3/31/22	877
925	U.S. Treasury Note	1.88	2/28/22	953
1,045	U.S. Treasury Note	1.88	7/31/26	1,132
1,000	U.S. Treasury Note	1.88	6/30/26	1,083
1,350	U.S. Treasury Note	1.88	1/31/22	1,388
820	U.S. Treasury Note	1.88	5/31/22	847
1,260	U.S. Treasury Note	1.88	11/30/21	1,292
2,310	U.S. Treasury Note	2.00	5/31/24	2,465
1,360	U.S. Treasury Note	2.00	4/30/24	1,449
700	U.S. Treasury Note	2.00	5/31/21	715
1,160	U.S. Treasury Note	2.00	11/15/21	1,192
1,585	U.S. Treasury Note	2.00	8/15/25	1,714
840	U.S. Treasury Note	2.00	7/31/22	873
1,000	U.S. Treasury Note	2.00	10/31/21	1,026
975	U.S. Treasury Note	2.00	8/31/21	998
1,538	U.S. Treasury Note	2.00	2/15/23	1,611
1,750	U.S. Treasury Note	2.00	11/30/22	1,828
885	U.S. Treasury Note	2.00	11/15/26	969
900	U.S. Treasury Note	2.00	10/31/22	939
590	U.S. Treasury Note	2.13	7/31/24	634
1,000	U.S. Treasury Note	2.13	6/30/21	1,023
60	U.S. Treasury Note	2.13	5/15/25	65
1,950	U.S. Treasury Note	2.13	3/31/24	2,086
800	U.S. Treasury Note	2.13	12/31/21	825
1,785	U.S. Treasury Note	2.13	12/31/22	1,873

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,165	U.S. Treasury Note	2.13	6/30/22	$1,212
1,085	U.S. Treasury Note	2.13	9/30/21	1,114
550	U.S. Treasury Note	2.13	5/31/21	562
300	U.S. Treasury Note	2.13	5/31/26	329
1,315	U.S. Treasury Note	2.13	9/30/24	1,417
445	U.S. Treasury Note	2.13	11/30/24	480
1,000	U.S. Treasury Note	2.13	5/15/22	1,038
1,145	U.S. Treasury Note	2.13	2/29/24	1,222
1,720	U.S. Treasury Note	2.13	8/15/21	1,762
650	U.S. Treasury Note	2.13	11/30/23	691
2,455	U.S. Treasury Note	2.25	11/15/24	2,663
950	U.S. Treasury Note	2.25	12/31/23	1,017
2,175	U.S. Treasury Note	2.25	11/15/25	2,387
1,785	U.S. Treasury Note	2.25	2/15/27	1,989
1,770	U.S. Treasury Note	2.25	8/15/27	1,984
1,855	U.S. Treasury Note	2.25	4/30/21	1,896
1,845	U.S. Treasury Note	2.25	11/15/27	2,072
1,165	U.S. Treasury Note	2.25	3/31/21	1,188
1,100	U.S. Treasury Note	2.25	3/31/26	1,213
700	U.S. Treasury Note	2.25	4/30/24	753
790	U.S. Treasury Note	2.25	10/31/24	856
795	U.S. Treasury Note	2.25	12/31/24	864
810	U.S. Treasury Note	2.25	1/31/24	868
687	U.S. Treasury Note	2.25	7/31/21	704
80	U.S. Treasury Note	2.38	3/15/21	82
1,375	U.S. Treasury Note	2.38	2/29/24	1,482
1,810	U.S. Treasury Note	2.38	5/15/27	2,038
1,675	U.S. Treasury Note	2.38	8/15/24	1,819
1,250	U.S. Treasury Note	2.38	1/31/23	1,322
2,550	U.S. Treasury Note	2.38	5/15/29	2,933
1,140	U.S. Treasury Note	2.38	4/30/26	1,267
1,305	U.S. Treasury Note	2.38	3/15/22	1,358
850	U.S. Treasury Note	2.50	2/28/26	949
1,535	U.S. Treasury Note	2.50	2/15/22	1,598
990	U.S. Treasury Note	2.50	3/31/23	1,054
1,370	U.S. Treasury Note	2.50	8/15/23	1,469
1,075	U.S. Treasury Note	2.50	1/15/22	1,117
1,285	U.S. Treasury Note	2.50	1/31/25	1,414
1,815	U.S. Treasury Note	2.50	5/15/24	1,973
1,300	U.S. Treasury Note	2.50	1/31/24	1,405
1,500	U.S. Treasury Note	2.63	6/30/23	1,610
1,235	U.S. Treasury Note	2.63	5/15/21	1,268
1,995	U.S. Treasury Note	2.63	2/15/29	2,330
935	U.S. Treasury Note	2.63	6/15/21	961
1,055	U.S. Treasury Note	2.63	1/31/26	1,185
955	U.S. Treasury Note	2.63	3/31/25	1,059
960	U.S. Treasury Note	2.63	7/15/21	989
1,205	U.S. Treasury Note	2.63	12/31/25	1,351
1,950	U.S. Treasury Note	2.63	12/31/23	2,115
985	U.S. Treasury Note	2.63	2/28/23	1,050
1,260	U.S. Treasury Note	2.63	12/15/21	1,310
1,385	U.S. Treasury Note	2.75	5/31/23	1,490
1,410	U.S. Treasury Note	2.75	8/31/25	1,583
990	U.S. Treasury Note	2.75	8/15/21	1,023
980	U.S. Treasury Note	2.75	4/30/23	1,052
2,120	U.S. Treasury Note	2.75	2/15/28	2,468
1,010	U.S. Treasury Note	2.75	9/15/21	1,046
1,050	U.S. Treasury Note	2.75	7/31/23	1,134
1,897	U.S. Treasury Note	2.75	11/15/23	2,059
1,075	U.S. Treasury Note	2.75	8/31/23	1,163
1,405	U.S. Treasury Note	2.88	8/15/28	1,659
1,500	U.S. Treasury Note	2.88	9/30/23	1,632
1,005	U.S. Treasury Note	2.88	5/31/25	1,130
750	U.S. Treasury Note	2.88	11/30/23	819
1,605	U.S. Treasury Note	2.88	10/31/23	1,748
1,040	U.S. Treasury Note	2.88	11/15/21	1,084

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,920	U.S. Treasury Note	2.88		5/15/28	$2,262
1,040	U.S. Treasury Note	2.88		10/15/21	1,081
1,000	U.S. Treasury Note	2.88		7/31/25	1,128
1,085	U.S. Treasury Note	2.88		11/30/25	1,230
1,395	U.S. Treasury Note	3.00		9/30/25	1,586
880	U.S. Treasury Note	3.00		10/31/25	1,002
1,380	U.S. Treasury Note	3.13		11/15/28	1,665
1,200	U.S. Treasury Note	3.13		5/15/21	1,238
400	U.S. Treasury Note	5.50		8/15/28	554
	Total U.S. Treasury Obligations				269,105

	Yankee Dollar — 0.05%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	133
	Total Yankee Dollar				133

Shares
	Investment Company — 2.92%
8,586,536	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(a)		8,587
	Total Investment Company				8,587

	Total Investments (cost $258,686) — 97.46%				286,900
	Other assets in excess of liabilities — 2.54%				7,471
	Net Assets — 100.00%				$294,371

(a)	The rate disclosed is the rate in effect on March 31, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	3.08%	-	3.08%
U.S. Treasury Obligations	91.41%	-	91.41%
Yankee Dollar	0.05%	-	0.05%
Investment Company	-	2.92%	2.92%
Other Assets (Liabilities)	2.54%	0.00%	2.54%
Total Net Assets	97.08%	2.92%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations — 96.10%
$6,287	U.S. Treasury Inflation Index Bond	0.13		1/15/30	$6,493
8,376	U.S. Treasury Inflation Index Bond	0.13		10/15/24	8,471
1,937	U.S. Treasury Inflation Index Bond	0.25		2/15/50	2,001
3,889	U.S. Treasury Inflation Index Bond	0.63		2/15/43	4,269
9,362	U.S. Treasury Inflation Index Bond	0.75		7/15/28	10,024
5,064	U.S. Treasury Inflation Index Bond	0.75		2/15/42	5,666
6,544	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,490
4,306	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,133
4,489	U.S. Treasury Inflation Index Bond	1.00		2/15/46	5,438
4,003	U.S. Treasury Inflation Index Bond	1.00		2/15/49	4,985
4,160	U.S. Treasury Inflation Index Bond	1.00		2/15/48	5,134
5,861	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,526
4,458	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,056
4,822	U.S. Treasury Inflation Index Bond	2.00		1/15/26	5,349
2,336	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,254
2,997	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,175
4,272	U.S. Treasury Inflation Index Bond	2.38		1/15/27	4,939
7,373	U.S. Treasury Inflation Index Bond	2.38		1/15/25	8,152
4,318	U.S. Treasury Inflation Index Bond	2.50		1/15/29	5,296
1,745	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,465
3,765	U.S. Treasury Inflation Index Bond	3.63		4/15/28	4,845
4,590	U.S. Treasury Inflation Index Bond	3.88		4/15/29	6,188
9,801	U.S. Treasury Inflation Index Note	0.13		7/15/26	9,890
11,851	U.S. Treasury Inflation Index Note	0.13		1/15/23	11,696
11,542	U.S. Treasury Inflation Index Note	0.13		7/15/22	11,427
11,951	U.S. Treasury Inflation Index Note	0.13		4/15/21	11,718
11,579	U.S. Treasury Inflation Index Note	0.13		7/15/24	11,597
11,488	U.S. Treasury Inflation Index Note	0.13		1/15/22	11,314
11,731	U.S. Treasury Inflation Index Note	0.13		4/15/22	11,557
11,613	U.S. Treasury Inflation Index Note	0.25		1/15/25	11,700
9,621	U.S. Treasury Inflation Index Note	0.25		7/15/29	9,999
11,140	U.S. Treasury Inflation Index Note	0.38		7/15/25	11,358
11,822	U.S. Treasury Inflation Index Note	0.38		7/15/23	11,885
9,613	U.S. Treasury Inflation Index Note	0.38		7/15/27	9,890
9,727	U.S. Treasury Inflation Index Note	0.38		1/15/27	9,956
8,518	U.S. Treasury Inflation Index Note	0.50		4/15/24	8,637
9,532	U.S. Treasury Inflation Index Note	0.50		1/15/28	9,928
10,415	U.S. Treasury Inflation Index Note	0.63		7/15/21	10,306
9,954	U.S. Treasury Inflation Index Note	0.63		1/15/26	10,281
11,826	U.S. Treasury Inflation Index Note	0.63		4/15/23	11,907
11,770	U.S. Treasury Inflation Index Note	0.63		1/15/24	11,958
9,307	U.S. Treasury Inflation Index Note	0.88		1/15/29	10,123
	Total U.S. Treasury Obligations				339,476

Shares
	Investment Company — 1.51%
5,340,518	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(a)		5,341
	Total Investment Company				5,341

	Total Investments (cost $328,471) — 97.61%				344,817
	Other assets in excess of liabilities — 2.39%				8,427
	Net Assets — 100.00%				$353,244

(a)	The rate disclosed is the rate in effect on March 31, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	96.10%	-	96.10%
Investment Company	0.00%	1.51%	1.51%
Other Assets (Liabilities)	2.39%	0.00%	2.39%
Total Net Assets	98.49%	1.51%	100.00%

 Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds — 75.89%
$370	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	$400
989	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	1,109
2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50		5/14/35	2,434
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	555
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	168
1,870	Ameriprise Financial, Inc. (Capital Markets)	3.70		10/15/24	1,896
2,295	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60		8/19/26	2,325
275	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15		11/15/41	287
4,770	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	4,839
1,066	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	1,111
1,910	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	2,153
1,850	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	1,929
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65		12/1/27	2,038
1,677	Anthem, Inc. (Health Care Providers & Services)	4.35		8/15/20	1,690
790	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	849
2,160	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	2,865
750	Archer-Daniels-Midland Co., Class - C (Food Products)	4.02		4/16/43	835
6,145	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45		4/1/24	6,506
1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	2,009
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	687
705	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	757
405	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	434
3,300	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)	(a)	10/1/25	3,366
760	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25		10/21/27	793
4,175	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104.00 bps)	(a)	12/20/28	4,313
550	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106.00 bps)	(a)	4/23/27	576
1,443	Bank of America Corp., MTN (Banks)	3.88		8/1/25	1,548
1,358	Bank One Corp. (Banks)	8.00		4/29/27	1,793
1,504	Berkshire Hathaway Energy Co. (Multi-Utilities)	6.13		4/1/36	1,909
1,875	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	2,160
705	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	881
823	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	1,016
300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00		9/25/22	296
1,510	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	1,406
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91.10 bps)	(a)	1/28/26	460
900	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	903
1,350	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	1,322
4,380	Capital One Financial Corp. (Consumer Finance)	3.50		6/15/23	4,362
600	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	863
1,000	Citibank NA (Banks), Callable 9/20/20 @ 100.00	2.13		10/20/20	1,001
7,220	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	7,482
760	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119.20 bps)	(a)	4/23/29	818
1,035	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90		3/1/38	1,147
295	Comcast Corp. (Media)	4.65		7/15/42	371
2,185	Comcast Corp. (Media)	4.75		3/1/44	2,754
2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	2,795
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	231
1,650	Constellation Brands, Inc. (Beverages)	4.75		11/15/24	1,770
765	Constellation Brands, Inc. (Beverages)	4.75		12/1/25	802
2,315	CSX Corp. (Road & Rail)	6.22		4/30/40	3,027

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,160	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70		3/9/23	$2,238
6,630	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	7,047
1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	1,021
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85		12/15/25	255
2,445	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75		2/1/23	2,469
930	Dominion Energy Gas Holding LLC (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	874
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	1,866
200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25		12/15/41	224
960	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15		8/15/27	958
660	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20		8/15/45	724
560	Ecolab, Inc. (Chemicals), Callable 12/24/29 @ 100.00	4.80		3/24/30	637
2,050	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	1,681
920	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70		2/15/26	916
2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,835
1,545	FedEx Corp. (Air Freight & Logistics), Callable 1/1/26 @ 100.00	3.25		4/1/26	1,563
495	FedEx Corp. (Air Freight & Logistics)	4.90		1/15/34	516
705	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	732
1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85		6/1/25	1,271
225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	239
920	General Motors Financial Co. (Consumer Finance), Callable 3/9/23 @ 100.00	3.70		5/9/23	827
3,295	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20		3/1/21	3,158
1,225	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,500
393	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38		5/15/38	592
2,920	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50		8/1/26	2,781
765	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	891
185	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 9/25/49 @ 100.00	4.75		3/25/50	246
1,135	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	1,365
1,340	Interpublic Group of Companies, Inc. (Media)	3.50		10/1/20	1,334
2,130	Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	2,177
2,920	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138.00 bps)	(a)	5/1/28	3,077
1,658	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116.00 bps)	(a)	5/6/30	1,781
2,353	JPMorgan Chase & Co. (Banks), Callable 4/15/25 @ 100.00	3.90		7/15/25	2,502
190	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	192
1,940	Lincoln National Corp. (Insurance)	7.00		6/15/40	2,727
595	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	695
1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50		5/15/36	1,394
295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	318
490	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	490
1,380	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25		7/2/24	1,438
2,170	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50		2/6/57	2,992
2,945	Morgan Stanley (Capital Markets)	3.13		1/23/23	3,011
2,020	Morgan Stanley (Capital Markets)	3.88		1/27/26	2,161
1,395	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 162.80 bps)	(a)	1/23/30	1,551

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$365	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	$417
425	Northrop Grumman Corp. (Aerospace & Defense), Callable 11/1/49 @ 100.00	5.25	5/1/50	571
1,581	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	1,874
2,132	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	2,309
380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	440
1,535	Oracle Corp. (Software)	5.38	7/15/40	2,064
1,330	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,569
250	Philip Morris International, Inc. (Tobacco)^	3.25	11/10/24	265
1,135	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,246
1,725	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40	5/15/25	1,706
2,139	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	2,579
1,230	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	1,287
152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	206
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	292
2,005	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	2,088
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	1,284
1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	1,987
520	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	561
385	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	380
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	330
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	895
695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	605
722	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	759
3,371	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	2,996
1,625	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,203
340	Target Corp. (Multiline Retail), Callable 6/15/30 @ 100.00	2.65	9/15/30	349
1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,340
3,640	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,732
1,465	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85	1/26/27	1,487
1,290	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	1,609
1,485	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,918
815	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	813
1,852	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45	6/1/27	1,796
375	The Sherwin-Williams Co. (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	390
1,671	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	2,329
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	1,844
745	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 6/19/26 @ 100.00	2.95	9/19/26	743
920	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	934
250	Truist Bank (Banks), Callable 2/10/25 @ 100.00	1.50	3/10/25	243
1,500	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	1,615
200	United Parcel Service, Inc. (Air Freight & Logistics), Callable 3/1/49 @ 100.00	3.40	9/1/49	201
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	154
674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	781
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	973
1,185	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	1,468
1,505	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,552
1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,277

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$6,425	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	$7,411
2,022	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	2,755
820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	931
501	Walmart, Inc. (Food & Staples Retailing)	5.00		10/25/40	657
730	Walmart, Inc. (Food & Staples Retailing)	5.63		4/1/40	1,021
780	Waste Management, Inc. (Commercial Services & Supplies), Callable 1/15/39 @ 100.00	4.00		7/15/39	849
1,140	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117.00 bps)	(a)	10/30/30	1,130
5,519	Wells Fargo & Co. (Banks)	3.00		4/22/26	5,679
605	Wells Fargo & Co., MTN (Banks), Callable 6/17/26 @ 100.00	3.20 (US0003M + 117.00 bps)	(a)	6/17/27	623
780	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	850
340	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	438
2,000	WRKCo., Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	2,136
1,846	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	2,342
	Total Corporate Bonds				240,590

	Yankee Dollars — 14.69%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	1,093
1,082	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	1,095
1,800	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68		1/10/23	1,791
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	834
2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	2,150
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,938
1,191	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,032
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	1,983
845	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	784
350	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	355
2,240	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,411
2,728	Coca-Cola European Partners PLC (Beverages)	3.50		9/15/20	2,735
1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,015
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	1,503
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,305
500	HSBC Holdings PLC (Banks)	4.88		1/14/22	514
500	HSBC Holdings PLC (Banks)	6.80		6/1/38	623
1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,589
1,795	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,528
525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	514
321	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	304
2,000	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	2,184
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,734
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	1,008
1,925	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,745
1,145	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,366
831	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	938
513	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	514
280	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	279
745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	931
3,445	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	3,516
1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,145
451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	526
440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	489
946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	1,093
	Total Yankee Dollars				46,564

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)
	Investment Companies — 9.38%
1,050	Federated Treasury Obligations Fund, Institutional Shares^^	0.31	(c)		$1
5,761,752	State Street Institutional Treasury Money Market Fund, Premier Class	0.55	(c)		5,762
23,972,226	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(c)		23,972
	Total Investment Companies				29,735

	Total Investments (cost $311,781) — 99.96%				316,889
	Other assets in excess of liabilities — 0.04%				137
	Net Assets — 100.00%				$317,026

^	All or part of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020, was $1 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(a)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2020.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on March 31, 2020.
(c)	The rate disclosed is the rate in effect on March 31, 2020.

bps—Basis Points

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	75.89%	-	75.89%
Yankee Dollars	14.69%	-	14.69%
Investment Companies	1.82%	7.56%	9.38%
Other Assets (Liabilities)	0.31%	-0.27%	0.04%
Total Net Assets	92.71%	7.29%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.17%
$200	BMW Vehicle Owner Trust, Series 2018-A, Class - A4, Callable 12/25/21 @ 100.00	2.51		6/25/24	$201
200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class - A3	2.43		1/15/25	206
270	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class - A1	2.84		12/16/24	277
300	CarMax Auto Owner Trust, Series 2017-2, Class - A4, Callable 7/15/21 @ 100.00	2.25		9/15/22	299
100	Discover Card Execution Note Trust, Series 2017-A2, Class - A2	2.39		7/15/24	100
350	Discover Card Execution Note Trust, Series 2018-A4, Class - A4	3.11		1/16/24	357
90	Ford Credit Floorplan Master Owner Trust, Series 2019-A1, Class - A1	2.23		9/15/24	87
156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class - A4, Callable 11/16/21 @ 100.00	2.46		7/17/23	157
100	Nissan Auto Lease Trust, Series 2019-A, Class - A3	2.76		3/15/22	100
250	Nissan Auto Receivables Owner Trust, Series 2019-A, Class - A3, Callable 3/15/23 @ 100.00	2.90		10/16/23	253
200	Synchrony Credit Card Master Note Trust, Series 2018-1, Class - A	2.97		3/15/24	201
200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class - A4, Callable 1/15/22 @ 100.00	2.52		5/15/23	200
50	Toyota Auto Receivables Owner Trust, Series 2019-A, Class - A3, Callable 12/15/22 @ 100.00	2.91		7/17/23	50
50	World Omni Auto Receivables Trust, Series 2019-A3, Class - A3, Callable 10/15/22 @ 100.00	3.04		5/15/24	50
200	World Omni Automobile Lease Securitization Trust, Series 2019-A, Class - A3, Callable 12/15/21 @ 100.00	2.94		5/16/22	200
	Total Asset Backed Securities				2,738

	Collateralized Mortgage Obligations — 6.52%
100	Bank, Series 2019-BN21, Class - A5	2.85		10/15/52	101
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/11/29 @ 100.00	3.18		8/15/61	104
250	Bank, Series 2017-BNK9, Class - ASB	3.47		11/15/54	263
300	Bank, Series 2018-BN10, Class - A5	3.69		2/15/61	321
300	Bank, Series 2019-BN17, Class - A4	3.71		4/15/52	323
200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - A2	3.12		2/15/50	203
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB	3.37		2/15/50	104
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5	4.02		3/15/52	277
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4	4.26		10/10/51	225
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88		2/10/48	234
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10		12/15/72	159
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14		2/10/48	190
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4	3.31		4/10/49	102
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5	3.62		2/10/49	103
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4	3.62		7/10/47	239
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4	3.18		2/10/48	189
80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35		2/10/48	81
256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61	(a)	6/10/46	268
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM	3.97		8/10/47	103
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.12	(a)	8/10/50	105
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB	3.31		11/15/49	206
500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class - A2	3.82		4/15/51	516
121	Fannie Mae-ACES, Series 2016-M6, Class - A1	2.14		5/25/26	124
7	Fannie Mae-ACES, Series 2013-M14, Class - APT	2.62	(a)	4/25/23	8
34	Fannie Mae-ACES, Series 2017-M8, Class - A1	2.65		5/25/27	35
279	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72		10/25/24	294
193	Fannie Mae-ACES, Series 2012-M1, Class - A2	2.73		10/25/21	198
200	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	219
250	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	276
300	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.08	(a)	6/25/27	329
223	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	236
200	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.14	(a)	11/25/27	218
200	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63	(a)	11/25/28	230
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2	3.90	(a)	8/25/28	472
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2	2.31		8/25/22	47

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$89	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1	2.34		7/25/26	$91
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class - A2	2.64		1/25/23	189
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2	2.67		3/25/26	373
109	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class - A2	2.87		12/25/21	111
180	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2	2.91		7/25/49	189
42	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02		2/25/23	43
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2	3.06		12/25/24	394
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class - A2	3.13		6/25/21	278
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2	3.31	(a)	5/25/23	194
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2	3.32	(a)	2/25/23	192
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/11/25 @ 100.00	3.33	(a)	5/25/25	109
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2	3.77		12/25/28	295
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2	3.85		5/25/28	584
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3	2.79		5/10/49	231
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4	3.00		9/1/52	207
100	GS Mortgage Securities Trust, Series 2017-GS5, Class - A2	3.22		3/10/50	101
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4	3.67		3/10/50	266
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.15	(a)	7/10/51	113
274	GS Mortgage Securities Trust, Series 2013-GC14, Class - A5	4.24		8/10/46	291
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64		11/15/47	144
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	193
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5	4.13		11/15/45	193
166	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class - A3	2.83		10/15/45	167
97	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB	3.15		3/15/48	100
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4	3.25		2/15/48	190
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53		12/15/47	211
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60		5/15/50	213
100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	104
100	Morgan Stanley BAML Trust, Series 2014-C15, Class - A4	4.05		4/15/47	105
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4	3.26		6/15/50	208
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class - A4	3.59		3/15/49	190
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4	3.06		10/10/48	101
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class - A4	3.53		5/10/63	145
272	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4	3.04		10/15/52	277
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4	3.10		6/15/49	520
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4	3.66		9/15/58	187
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4	3.81		12/15/48	133
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5	3.82		8/15/50	173
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C	4.07		2/15/48	131
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44		9/15/61	110
127	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class - ASB	2.98		6/15/46	129
	Total Collateralized Mortgage Obligations				15,277

	U.S. Government Agency Mortgages — 83.82%
26	Fannie Mae, Pool #BJ4362	2.00		11/1/32	26
42	Fannie Mae, Pool #AS0001	2.00		7/1/28	43
86	Fannie Mae, Pool #MA2906	2.00		2/1/32	88
209	Fannie Mae, Pool #AS1058	2.00		11/1/28	214

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$38	Fannie Mae, Pool #AY4232	2.00	5/1/30	$40
19	Fannie Mae, Pool #CA0052	2.00	7/1/32	19
507	Fannie Mae, Pool #MA3246	2.50	1/1/33	534
41	Fannie Mae, Pool #MA1270	2.50	11/1/32	43
20	Fannie Mae, Pool #MA1511	2.50	7/1/33	21
59	Fannie Mae, Pool #AS4660	2.50	3/1/30	62
414	Fannie Mae, Pool #MA3765	2.50	9/1/49	429
164	Fannie Mae, Pool #AU2619	2.50	8/1/28	171
102	Fannie Mae, Pool #AU6387	2.50	11/1/28	106
103	Fannie Mae, Pool #AU5334	2.50	11/1/28	108
468	Fannie Mae, Pool #MA2730	2.50	8/1/46	485
221	Fannie Mae, Pool #MA3764	2.50	9/1/34	230
98	Fannie Mae, Pool #MA3801	2.50	10/1/49	101
153	Fannie Mae, Pool #AB7391	2.50	12/1/42	159
446	Fannie Mae, Pool #MA3902	2.50	12/1/49	471
48	Fannie Mae, Pool #MA3788	2.50	9/1/39	50
94	Fannie Mae, Pool #MA3737	2.50	8/1/34	97
145	Fannie Mae, Pool #BC9041	2.50	11/1/31	151
365	Fannie Mae, Pool #MA3827	2.50	11/1/34	382
78	Fannie Mae, Pool #AZ6458	2.50	7/1/30	81
138	Fannie Mae, Pool #AS8892	2.50	2/1/32	145
18	Fannie Mae, Pool #AS8172	2.50	10/1/36	19
20	Fannie Mae, Pool #MA2854	2.50	12/1/46	21
54	Fannie Mae, Pool #BJ3742	2.50	12/1/32	57
98	Fannie Mae, Pool #MA3217	2.50	12/1/32	103
71	Fannie Mae, Pool #BJ3944	2.50	1/1/33	75
255	Fannie Mae, Pool #MA1277	2.50	12/1/27	265
283	Fannie Mae, Pool #MA1210	2.50	10/1/27	294
75	Fannie Mae, Pool #MA3282	2.50	2/1/33	79
49	Fannie Mae, Pool #MA3830	2.50	11/1/39	51
280	Fannie Mae, Pool #MA3154	2.50	10/1/32	290
230	Fannie Mae, Pool #AP4742	2.50	8/1/27	239
19	Fannie Mae, Pool #MA2888	2.50	1/1/47	19
170	Fannie Mae, Pool #AS4946	2.50	5/1/30	176
35	Fannie Mae, Pool #AS0513	2.50	8/1/43	36
17	Fannie Mae, Pool #MA2789	2.50	10/1/36	18
99	Fannie Mae, Pool #AS8246	2.50	11/1/31	103
61	Fannie Mae, Pool #AT2717	2.50	5/1/43	64
37	Fannie Mae, Pool #AS8437	2.50	12/1/36	39
159	Fannie Mae, Pool #BE3032	2.50	1/1/32	166
48	Fannie Mae, Pool #MA2868	2.50	1/1/32	49
234	Fannie Mae, Pool #AO3019	2.50	5/1/27	243
95	Fannie Mae, Pool #MA2773	3.00	10/1/36	102
57	Fannie Mae, Pool #BK1015	3.00	2/1/33	60
228	Fannie Mae, Pool #MA2895	3.00	2/1/47	239
69	Fannie Mae, Pool #AS8438	3.00	12/1/36	74
429	Fannie Mae, Pool #FM1370	3.00	4/1/46	456
238	Fannie Mae, Pool #AS4884	3.00	5/1/45	253
369	Fannie Mae, Pool #MA2737	3.00	9/1/46	387
51	Fannie Mae, Pool #BM1370	3.00	4/1/37	55
800	Fannie Mae, Pool #AB7099	3.00	11/1/42	863
260	Fannie Mae, Pool #BC9003	3.00	11/1/46	273
287	Fannie Mae, Pool #AB8897	3.00	4/1/43	309
288	Fannie Mae, Pool #MA2806	3.00	11/1/46	302
307	Fannie Mae, Pool #AL9865	3.00	2/1/47	322
90	Fannie Mae, Pool #MA2425	3.00	10/1/30	95
71	Fannie Mae, Pool #AL9996	3.00	4/1/32	74
435	Fannie Mae, Pool #BN7703	3.00	8/1/49	457
126	Fannie Mae, Pool #AS8186	3.00	10/1/46	133
465	Fannie Mae, Pool #BO2201	3.00	9/1/49	489
99	Fannie Mae, Pool #AZ0538	3.00	9/1/30	105
146	Fannie Mae, Pool #MA3831	3.00	11/1/39	154
29	Fannie Mae, Pool #MA1058	3.00	5/1/32	32
229	Fannie Mae, Pool #BD4225	3.00	11/1/46	240
84	Fannie Mae, Pool #MA3090	3.00	8/1/32	88
348	Fannie Mae, Pool #BD2446	3.00	1/1/47	365

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$396	Fannie Mae, Pool #BO3192	3.00	10/1/49	$415
260	Fannie Mae, Pool #BC4764	3.00	10/1/46	273
995	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,072
751	Fannie Mae, Pool #AQ7920	3.00	12/1/42	809
55	Fannie Mae, Pool #MA2579	3.00	4/1/36	59
72	Fannie Mae, Pool #MA3247	3.00	1/1/33	75
275	Fannie Mae, Pool #AT0682	3.00	4/1/43	296
73	Fannie Mae, Pool #BE3861	3.00	1/1/47	78
312	Fannie Mae, Pool #MA2956	3.00	4/1/47	333
35	Fannie Mae, Pool #MA3078	3.00	7/1/37	37
211	Fannie Mae, Pool #AS7238	3.00	5/1/46	221
144	Fannie Mae, Pool #AS7908	3.00	9/1/46	151
26	Fannie Mae, Pool #MA2287	3.00	6/1/35	27
37	Fannie Mae, Pool #AS8056	3.00	10/1/46	39
183	Fannie Mae, Pool #CA3788	3.00	7/1/49	192
19	Fannie Mae, Pool #AL9848	3.00	3/1/47	20
110	Fannie Mae, Pool #MA1527	3.00	8/1/33	118
160	Fannie Mae, Pool #AY4200	3.00	5/1/45	170
259	Fannie Mae, Pool #AT2014	3.00	4/1/43	279
78	Fannie Mae, Pool #AS2312	3.00	5/1/29	82
448	Fannie Mae, Pool #MA3774	3.00	9/1/49	469
88	Fannie Mae, Pool #AQ3223	3.00	11/1/27	94
658	Fannie Mae, Pool #MA3802	3.00	10/1/49	690
187	Fannie Mae, Pool #MA3744	3.00	8/1/49	196
585	Fannie Mae, Pool #AO0752	3.00	4/1/42	631
92	Fannie Mae, Pool #MA2230	3.00	4/1/35	96
200	Fannie Mae, Pool #MA2246	3.00	4/1/30	212
216	Fannie Mae, Pool #AS8784	3.00	2/1/47	231
149	Fannie Mae, Pool #AB4483	3.00	2/1/27	156
161	Fannie Mae, Pool #BD5545	3.00	10/1/46	169
37	Fannie Mae, Pool #MA2087	3.00	11/1/34	40
224	Fannie Mae, Pool #AY4829	3.00	5/1/45	239
75	Fannie Mae, Pool #MA2149	3.00	1/1/30	80
84	Fannie Mae, Pool #BD5076	3.00	2/1/32	89
219	Fannie Mae, Pool #MA2833	3.00	12/1/46	230
51	Fannie Mae, Pool #MA2832	3.00	12/1/36	55
55	Fannie Mae, Pool #MA3185	3.00	11/1/37	58
63	Fannie Mae, Pool #AS3117	3.00	8/1/29	66
34	Fannie Mae, Pool #MA3218	3.00	12/1/32	36
268	Fannie Mae, Pool #FM2132	3.00	1/1/50	281
137	Fannie Mae, Pool #AS1527	3.00	1/1/29	145
35	Fannie Mae, Pool #AR7426	3.00	7/1/43	38
44	Fannie Mae, Pool #BE9547	3.00	4/1/47	47
36	Fannie Mae, Pool #MA2961	3.00	4/1/37	39
129	Fannie Mae, Pool #MA3127	3.00	9/1/37	138
445	Fannie Mae, Pool #MA3834	3.00	11/1/49	476
63	Fannie Mae, Pool #AW8295	3.00	8/1/29	67
122	Fannie Mae, Pool #AW7383	3.00	8/1/29	130
210	Fannie Mae, Pool #AK3302	3.00	3/1/27	220
337	Fannie Mae, Pool #AS8414	3.00	11/1/46	354
428	Fannie Mae, Pool #AP2465	3.00	8/1/42	461
77	Fannie Mae, Pool #MA3237	3.00	1/1/48	82
90	Fannie Mae, Pool #MA3339	3.00	4/1/33	94
159	Fannie Mae, Pool #BE1901	3.00	12/1/46	167
78	Fannie Mae, Pool #AS8483	3.00	12/1/46	81
169	Fannie Mae, Pool #MA3147	3.00	10/1/47	178
70	Fannie Mae, Pool #AS8424	3.00	12/1/36	75
589	Fannie Mae, Pool #AP6493	3.00	9/1/42	635
256	Fannie Mae, Pool #AS8276	3.00	11/1/46	268
64	Fannie Mae, Pool #AU7890	3.00	9/1/28	68
95	Fannie Mae, Pool #MA2523	3.00	2/1/36	102
369	Fannie Mae, Pool #AS7904	3.00	9/1/46	387
51	Fannie Mae, Pool #J24886	3.00	7/1/23	53
185	Fannie Mae, Pool #FM1552	3.00	12/1/47	195
76	Fannie Mae, Pool #BJ2996	3.00	1/1/33	80
99	Fannie Mae, Pool #MA3934	3.00	2/1/40	105

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$138	Fannie Mae, Pool #MA3631	3.00	4/1/34	$145
34	Fannie Mae, Pool #BA4786	3.00	2/1/31	37
57	Fannie Mae, Pool #MA1338	3.00	2/1/33	61
227	Fannie Mae, Pool #MA2863	3.00	1/1/47	238
222	Fannie Mae, Pool #FM1134	3.00	4/1/48	233
83	Fannie Mae, Pool #BE4400	3.00	1/1/47	88
253	Fannie Mae, Pool #MA3106	3.00	8/1/47	269
240	Fannie Mae, Pool #AT7620	3.00	6/1/43	259
71	Fannie Mae, Pool #BC4276	3.00	4/1/46	75
11	Fannie Mae, Pool #BA0826	3.00	10/1/30	11
217	Fannie Mae, Pool #AK0006	3.00	1/1/27	229
39	Fannie Mae, Pool #AZ4358	3.00	7/1/30	41
321	Fannie Mae, Pool #MA3082	3.00	7/1/47	340
470	Fannie Mae, Pool #MA3905	3.00	1/1/50	494
18	Fannie Mae, Pool #MA3100	3.00	8/1/37	19
183	Fannie Mae, Pool #MA3179	3.00	11/1/47	193
240	Fannie Mae, Pool #AS4333	3.00	1/1/45	256
191	Fannie Mae, Pool #AU3735	3.00	8/1/43	205
112	Fannie Mae, Pool #MA1401	3.00	4/1/33	120
51	Fannie Mae, Pool #AS4334	3.00	1/1/45	54
265	Fannie Mae, Pool #MA1307	3.00	1/1/33	285
21	Fannie Mae, Pool #AX8309	3.00	11/1/29	23
158	Fannie Mae, Pool #AS8521	3.00	12/1/46	168
212	Fannie Mae, Pool #BD5787	3.00	9/1/46	222
36	Fannie Mae, Pool #MA2897	3.00	2/1/37	38
25	Fannie Mae, Pool #MA2065	3.00	10/1/34	27
107	Fannie Mae, Pool #MA3331	3.00	4/1/48	112
150	Fannie Mae, Pool #MA3657	3.00	5/1/34	158
85	Fannie Mae, Pool #MA3304	3.00	3/1/48	89
215	Fannie Mae, Pool #AS0196	3.00	8/1/28	229
89	Fannie Mae, Pool #AL8861	3.00	7/1/31	94
46	Fannie Mae, Pool #AT1575	3.00	5/1/43	49
94	Fannie Mae, Pool #MA3060	3.00	7/1/32	99
131	Fannie Mae, Pool #AZ2614	3.50	8/1/45	140
17	Fannie Mae, Pool #MA1021	3.50	3/1/27	18
63	Fannie Mae, Pool #BK9622	3.50	10/1/48	67
28	Fannie Mae, Pool #MA2692	3.50	7/1/36	30
929	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,003
323	Fannie Mae, Pool #BH9215	3.50	1/1/48	343
290	Fannie Mae, Pool #BM1568	3.50	7/1/47	319
157	Fannie Mae, Pool #AS0024	3.50	7/1/43	167
190	Fannie Mae, Pool #MA1107	3.50	7/1/32	208
147	Fannie Mae, Pool #MA1059	3.50	5/1/32	161
127	Fannie Mae, Pool #BE5258	3.50	1/1/47	135
313	Fannie Mae, Pool #BD2436	3.50	1/1/47	331
172	Fannie Mae, Pool #AS5068	3.50	6/1/45	183
129	Fannie Mae, Pool #MA3597	3.50	2/1/49	137
228	Fannie Mae, Pool #MA2292	3.50	6/1/45	247
32	Fannie Mae, Pool #AK0706	3.50	2/1/27	33
131	Fannie Mae, Pool #MA3614	3.50	3/1/49	139
81	Fannie Mae, Pool #AX7655	3.50	1/1/45	87
109	Fannie Mae, Pool #MA3637	3.50	4/1/49	116
281	Fannie Mae, Pool #MA3414	3.50	7/1/48	300
14	Fannie Mae, Pool #AL8776	3.50	7/1/46	15
76	Fannie Mae, Pool #BA1893	3.50	8/1/45	82
72	Fannie Mae, Pool #AE5487	3.50	10/1/25	75
40	Fannie Mae, Pool #MA2495	3.50	1/1/46	43
151	Fannie Mae, Pool #AY5303	3.50	3/1/45	165
447	Fannie Mae, Pool #MA3775	3.50	9/1/49	473
33	Fannie Mae, Pool #MA3152	3.50	10/1/37	36
206	Fannie Mae, Pool #AJ8476	3.50	12/1/41	224
164	Fannie Mae, Pool #MA1982	3.50	8/1/34	174
306	Fannie Mae, Pool #MA3238	3.50	1/1/48	323
181	Fannie Mae, Pool #AS7239	3.50	5/1/46	192
252	Fannie Mae, Pool #MA3057	3.50	7/1/47	268
45	Fannie Mae, Pool #MA3634	3.50	4/1/39	47

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$147	Fannie Mae, Pool #MA3243	3.50	1/1/38	$157
11	Fannie Mae, Pool #AJ6181	3.50	12/1/26	12
175	Fannie Mae, Pool #MA1980	3.50	8/1/44	186
13	Fannie Mae, Pool #AX0159	3.50	9/1/29	14
212	Fannie Mae, Pool #AS3133	3.50	8/1/44	232
384	Fannie Mae, Pool #MA3745	3.50	8/1/49	406
192	Fannie Mae, Pool #BE3767	3.50	7/1/47	204
129	Fannie Mae, Pool #MA3462	3.50	9/1/33	136
316	Fannie Mae, Pool #MA3305	3.50	3/1/48	334
340	Fannie Mae, Pool #MA3182	3.50	11/1/47	361
459	Fannie Mae, Pool #MA3835	3.50	11/1/49	486
25	Fannie Mae, Pool #AS2081	3.50	4/1/29	26
164	Fannie Mae, Pool #AO4385	3.50	6/1/42	177
242	Fannie Mae, Pool #MA3332	3.50	4/1/48	258
191	Fannie Mae, Pool #MA2125	3.50	12/1/44	208
132	Fannie Mae, Pool #AY3802	3.50	2/1/45	141
440	Fannie Mae, Pool #MA3663	3.50	5/1/49	465
126	Fannie Mae, Pool #MA3692	3.50	7/1/49	133
329	Fannie Mae, Pool #AO3760	3.50	5/1/42	355
255	Fannie Mae, Pool #FM0020	3.50	7/1/49	270
82	Fannie Mae, Pool #AZ6383	3.50	9/1/45	87
58	Fannie Mae, Pool #BC7633	3.50	6/1/46	63
281	Fannie Mae, Pool #BC1158	3.50	2/1/46	297
124	Fannie Mae, Pool #BJ0647	3.50	3/1/48	132
215	Fannie Mae, Pool #AS7388	3.50	6/1/46	227
409	Fannie Mae, Pool #BH9277	3.50	2/1/48	459
329	Fannie Mae, Pool #BH5155	3.50	9/1/47	350
138	Fannie Mae, Pool #AY3913	3.50	2/1/45	147
365	Fannie Mae, Pool #BJ2692	3.50	4/1/48	389
266	Fannie Mae, Pool #AL1717	3.50	5/1/27	281
16	Fannie Mae, Pool #MA2996	3.50	5/1/37	17
271	Fannie Mae, Pool #MA3026	3.50	6/1/47	287
856	Fannie Mae, Pool #AB6017	3.50	8/1/42	924
249	Fannie Mae, Pool #BM2000	3.50	5/1/49	264
265	Fannie Mae, Pool #FM1001	3.50	11/1/48	280
313	Fannie Mae, Pool #ZS4618	3.50	6/1/45	336
262	Fannie Mae, Pool #BD5046	3.50	2/1/47	278
197	Fannie Mae, Pool #AS4773	3.50	4/1/45	210
86	Fannie Mae, Pool #AJ4093	3.50	10/1/26	90
170	Fannie Mae, Pool #AZ9576	3.50	12/1/45	182
205	Fannie Mae, Pool #AS4771	3.50	4/1/45	218
286	Fannie Mae, Pool #FM1028	3.50	6/1/49	303
260	Fannie Mae, Pool #FM1911	3.50	7/1/48	281
376	Fannie Mae, Pool #BM4703	3.50	2/1/48	399
32	Fannie Mae, Pool #MA3059	3.50	7/1/37	35
68	Fannie Mae, Pool #MA2389	3.50	9/1/35	71
383	Fannie Mae, Pool #SD8001	3.50	7/1/49	405
103	Fannie Mae, Pool #AS4772	3.50	4/1/45	110
267	Fannie Mae, Pool #AS7491	3.50	7/1/46	286
67	Fannie Mae, Pool #AY8856	3.50	9/1/45	72
89	Fannie Mae, Pool #BC0163	3.50	1/1/46	95
46	Fannie Mae, Pool #AP9390	3.50	10/1/42	49
1,003	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,083
159	Fannie Mae, Pool #AX2486	3.50	10/1/44	170
245	Fannie Mae, Pool #AZ0862	3.50	7/1/45	262
24	Fannie Mae, Pool #BA5031	3.50	1/1/46	25
113	Fannie Mae, Pool #AS5319	3.50	7/1/45	120
168	Fannie Mae, Pool #AS6649	3.50	2/1/46	178
133	Fannie Mae, Pool #BC3126	3.50	1/1/46	141
553	Fannie Mae, Pool #ZM4908	3.50	11/1/47	598
304	Fannie Mae, Pool #CA0487	3.50	10/1/47	329
248	Fannie Mae, Pool #FM1566	3.50	11/1/48	266
138	Fannie Mae, Pool #MA3494	3.50	10/1/48	147
434	Fannie Mae, Pool #MA3520	3.50	10/1/48	462
26	Fannie Mae, Pool #BM1231	3.50	11/1/31	28
229	Fannie Mae, Pool #BK9038	3.50	10/1/33	241

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$82	Fannie Mae, Pool #AS5892	3.50		10/1/45	$88
796	Fannie Mae, Pool #AO8137	3.50		8/1/42	860
279	Fannie Mae, Pool #BM5485	3.50		2/1/49	296
105	Fannie Mae, Pool #AO9140	3.50		7/1/42	113
324	Fannie Mae, Pool #FM1543	3.50		11/1/48	347
182	Fannie Mae, Pool #AX9530	3.50		2/1/45	194
132	Fannie Mae, Pool #AS5696	3.50		8/1/45	141
16	Fannie Mae, Pool #MA2909	3.50		2/1/37	17
84	Fannie Mae, Pool #AX5201	3.50		10/1/29	88
80	Fannie Mae, Pool #MA2923	3.50		3/1/37	85
110	Fannie Mae, Pool #BM2001	3.50		12/1/46	120
352	Fannie Mae, Pool #AQ0546	3.50		11/1/42	380
22	Fannie Mae, Pool #AV6407	3.50		2/1/29	23
215	Fannie Mae, Pool #AY1306	3.50		3/1/45	229
40	Fannie Mae, Pool #CA0234	3.50		8/1/47	43
110	Fannie Mae, Pool #AO4647	3.50		6/1/42	119
44	Fannie Mae, Pool #310139	3.50		11/1/25	46
169	Fannie Mae, Pool #AY4300	3.50		1/1/45	180
127	Fannie Mae, Pool #AU3742	3.50		8/1/43	135
33	Fannie Mae, Pool #BM5446	3.50		2/1/49	35
262	Fannie Mae, Pool #AU1635	3.50		7/1/43	279
250	Fannie Mae, Series 2018-M14, Class - A2	3.58	(a)	8/25/28	285
35	Fannie Mae, Pool #MA3216	4.00		12/1/37	38
262	Fannie Mae, Pool #AH5859	4.00		2/1/41	287
316	Fannie Mae, Pool #MA2995	4.00		5/1/47	339
234	Fannie Mae, Pool #FM1960	4.00		5/1/49	250
335	Fannie Mae, Pool #FM0021	4.00		3/1/49	358
440	Fannie Mae, Pool #AJ5303	4.00		11/1/41	483
268	Fannie Mae, Pool #MA3183	4.00		11/1/47	287
179	Fannie Mae, Pool #MA3277	4.00		2/1/48	191
244	Fannie Mae, Pool #BM2002	4.00		10/1/47	266
20	Fannie Mae, Pool #CA3084	4.00		2/1/49	22
465	Fannie Mae, Pool #AJ7689	4.00		12/1/41	510
83	Fannie Mae, Pool #AC2995	4.00		9/1/24	88
127	Fannie Mae, Pool #AW5063	4.00		7/1/44	138
56	Fannie Mae, Pool #BA0847	4.00		3/1/46	60
63	Fannie Mae, Pool #AL4778	4.00		10/1/32	69
13	Fannie Mae, Pool #MA2655	4.00		6/1/36	15
157	Fannie Mae, Pool #AS3216	4.00		9/1/44	169
120	Fannie Mae, Pool #AS7601	4.00		7/1/46	130
122	Fannie Mae, Pool #AV2340	4.00		12/1/43	133
287	Fannie Mae, Pool #BJ9169	4.00		5/1/48	306
54	Fannie Mae, Pool #BJ0639	4.00		3/1/48	58
128	Fannie Mae, Pool #AS2498	4.00		5/1/44	138
278	Fannie Mae, Pool #BD7081	4.00		3/1/47	301
261	Fannie Mae, Pool #BE8050	4.00		4/1/47	280
217	Fannie Mae, Pool #CA1015	4.00		1/1/48	232
37	Fannie Mae, Pool #BM5525	4.00		3/1/31	39
39	Fannie Mae, Pool #AT3872	4.00		6/1/43	42
109	Fannie Mae, Pool #MA3592	4.00		2/1/49	118
305	Fannie Mae, Pool #ZS4708	4.00		3/1/47	329
57	Fannie Mae, Pool #AS8823	4.00		2/1/47	61
365	Fannie Mae, Pool #AJ7857	4.00		12/1/41	400
18	Fannie Mae, Pool #AW9041	4.00		8/1/44	20
112	Fannie Mae, Pool #BA6910	4.00		2/1/46	121
181	Fannie Mae, Pool #AY1595	4.00		1/1/45	199
22	Fannie Mae, Pool #AS2117	4.00		4/1/44	24
145	Fannie Mae, Pool #AY1377	4.00		4/1/45	160
144	Fannie Mae, Pool #AX0841	4.00		9/1/44	155
264	Fannie Mae, Pool #AS9831	4.00		6/1/47	283
223	Fannie Mae, Pool #MA3563	4.00		1/1/49	238
54	Fannie Mae, Pool #BH2623	4.00		8/1/47	58
257	Fannie Mae, Pool #MA3615	4.00		3/1/49	274
230	Fannie Mae, Pool #FM1571	4.00		12/1/48	246
71	Fannie Mae, Pool #BC5559	4.00		3/1/46	78
88	Fannie Mae, Pool #AC7328	4.00		12/1/39	98

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$38	Fannie Mae, Pool #AE0375	4.00	7/1/25	$41
241	Fannie Mae, Pool #MA3211	4.00	12/1/47	258
261	Fannie Mae, Pool #ZA4988	4.00	8/1/47	279
228	Fannie Mae, Pool #MA3121	4.00	9/1/47	244
192	Fannie Mae, Pool #AS9486	4.00	4/1/47	206
133	Fannie Mae, Pool #BN0594	4.00	12/1/48	141
30	Fannie Mae, Pool #AS3448	4.00	9/1/44	33
268	Fannie Mae, Pool #BK7608	4.00	9/1/48	286
34	Fannie Mae, Pool #AL9742	4.00	7/1/29	36
127	Fannie Mae, Pool #MA3521	4.00	11/1/48	135
158	Fannie Mae, Pool #AS8532	4.00	12/1/46	169
87	Fannie Mae, Pool #MA3536	4.00	12/1/48	93
249	Fannie Mae, Pool #CA0183	4.00	8/1/47	266
428	Fannie Mae, Pool #BN6677	4.00	6/1/49	458
106	Fannie Mae, Pool #AS7600	4.00	7/1/46	114
251	Fannie Mae, Pool #BN0334	4.00	12/1/48	268
34	Fannie Mae, Pool #MA2455	4.00	11/1/35	37
16	Fannie Mae, Pool #MA3037	4.00	6/1/37	17
161	Fannie Mae, Pool #AZ8067	4.00	9/1/45	175
123	Fannie Mae, Pool #BM4991	4.00	9/1/48	131
173	Fannie Mae, Pool #AH6242	4.00	4/1/26	183
254	Fannie Mae, Pool #MA3027	4.00	6/1/47	273
50	Fannie Mae, Pool #MA0493	4.00	8/1/30	55
203	Fannie Mae, Pool #BK0909	4.00	7/1/48	217
66	Fannie Mae, Pool #MA3427	4.00	7/1/33	70
144	Fannie Mae, Pool #CA0237	4.00	8/1/47	154
42	Fannie Mae, Pool #AL2689	4.00	2/1/27	44
71	Fannie Mae, Pool #AY0025	4.00	2/1/45	78
49	Fannie Mae, Pool #G08694	4.00	2/1/46	53
378	Fannie Mae, Pool #MA3746	4.00	8/1/49	410
155	Fannie Mae, Pool #MA0641	4.00	2/1/31	171
28	Fannie Mae, Pool #MA0695	4.00	4/1/31	31
35	Fannie Mae, Pool #MA3413	4.00	7/1/38	38
845	Fannie Mae, Pool #190405	4.00	10/1/40	925
223	Fannie Mae, Pool #FM1415	4.00	12/1/48	244
145	Fannie Mae, Pool #BK0915	4.00	7/1/48	155
156	Fannie Mae, Pool #AS3467	4.00	10/1/44	168
136	Fannie Mae, Pool #MA3638	4.00	4/1/49	145
31	Fannie Mae, Pool #AH3394	4.00	1/1/41	34
178	Fannie Mae, Pool #BM5685	4.00	6/1/48	190
126	Fannie Mae, Pool #BN5258	4.00	2/1/49	134
111	Fannie Mae, Pool #AS3903	4.00	11/1/44	121
137	Fannie Mae, Pool #CA2474	4.00	7/1/48	146
71	Fannie Mae, Pool #FM1101	4.00	7/1/34	75
173	Fannie Mae, Pool #BK9697	4.00	12/1/48	185
34	Fannie Mae, Pool #AW5109	4.00	8/1/44	37
69	Fannie Mae, Pool #MA3244	4.00	1/1/38	76
156	Fannie Mae, Pool #AS3293	4.00	9/1/44	169
222	Fannie Mae, Pool #CA1894	4.00	6/1/48	237
164	Fannie Mae, Pool #AZ7362	4.00	11/1/45	181
174	Fannie Mae, Pool #AL8387	4.00	3/1/46	189
176	Fannie Mae, Pool #AO2959	4.00	5/1/42	192
80	Fannie Mae, Pool #AY8981	4.00	8/1/45	87
24	Fannie Mae, Pool #AS7028	4.00	4/1/46	26
109	Fannie Mae, Pool #AL7347	4.00	9/1/45	119
9	Fannie Mae, Pool #AZ8874	4.00	9/1/45	10
218	Fannie Mae, Pool #AU3753	4.00	8/1/43	238
360	Fannie Mae, Pool #AS0531	4.00	9/1/43	393
32	Fannie Mae, Pool #AY2291	4.00	3/1/45	35
108	Fannie Mae, Pool #AS3468	4.00	10/1/44	117
13	Fannie Mae, Pool #MA2536	4.00	2/1/36	14
163	Fannie Mae, Pool #AE0217	4.50	8/1/40	182
29	Fannie Mae, Pool #AU5302	4.50	10/1/43	32
88	Fannie Mae, Pool #BE5992	4.50	2/1/47	96
122	Fannie Mae, Pool #AS8157	4.50	10/1/46	133
396	Fannie Mae, Pool #AL1107	4.50	11/1/41	430

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$153	Fannie Mae, Pool #AI4815	4.50	6/1/41	$167
371	Fannie Mae, Pool #AH9055	4.50	4/1/41	404
103	Fannie Mae, Pool #BE6489	4.50	1/1/47	112
157	Fannie Mae, Pool #AD8529	4.50	8/1/40	175
30	Fannie Mae, Pool #AS8576	4.50	12/1/46	32
281	Fannie Mae, Pool #MA3639	4.50	4/1/49	302
155	Fannie Mae, Pool #BK1416	4.50	5/1/48	167
256	Fannie Mae, Pool #CA0148	4.50	8/1/47	276
29	Fannie Mae, Pool #AL8816	4.50	9/1/45	31
389	Fannie Mae, Pool #AH7521	4.50	3/1/41	433
6	Fannie Mae, Pool #AW7048	4.50	6/1/44	7
68	Fannie Mae, Pool #AL5082	4.50	3/1/44	74
54	Fannie Mae, Pool #BM1285	4.50	5/1/47	60
30	Fannie Mae, Pool #AA9781	4.50	7/1/24	32
154	Fannie Mae, Pool #AB3192	4.50	6/1/41	168
116	Fannie Mae, Pool #MA3537	4.50	12/1/48	125
114	Fannie Mae, Pool #BK5283	4.50	6/1/48	123
295	Fannie Mae, Pool #MA3593	4.50	2/1/49	317
50	Fannie Mae, Pool #CA1218	4.50	2/1/48	55
122	Fannie Mae, Pool #AL4450	4.50	12/1/43	133
79	Fannie Mae, Pool #AS2276	4.50	4/1/44	86
67	Fannie Mae, Pool #AS1638	4.50	2/1/44	72
25	Fannie Mae, Pool #AA0860	4.50	1/1/39	28
18	Fannie Mae, Pool #982892	4.50	5/1/23	19
29	Fannie Mae, Pool #AS0861	4.50	10/1/43	32
193	Fannie Mae, Pool #BN4309	4.50	1/1/49	208
30	Fannie Mae, Pool #BN0877	4.50	11/1/48	32
237	Fannie Mae, Pool #CA1711	4.50	5/1/48	255
87	Fannie Mae, Pool #MA0481	4.50	8/1/30	94
96	Fannie Mae, Pool #CA0623	4.50	10/1/47	105
130	Fannie Mae, Pool #MA3522	4.50	11/1/48	140
178	Fannie Mae, Pool #MA3184	4.50	11/1/47	193
30	Fannie Mae, Pool #AH6790	4.50	3/1/41	33
77	Fannie Mae, Pool #AB1389	4.50	8/1/40	86
28	Fannie Mae, Pool #BK8830	4.50	8/1/48	31
31	Fannie Mae, Pool #AB1470	4.50	9/1/40	34
136	Fannie Mae, Pool #254954	4.50	10/1/23	143
115	Fannie Mae, Pool #MA3594	5.00	2/1/49	124
63	Fannie Mae, Pool #CA1795	5.00	5/1/48	68
92	Fannie Mae, Pool #AH5988	5.00	3/1/41	103
50	Fannie Mae, Pool #MA3527	5.00	11/1/48	54
61	Fannie Mae, Pool #MA3472	5.00	9/1/48	66
48	Fannie Mae, Pool #CA0349	5.00	9/1/47	52
40	Fannie Mae, Pool #BM3781	5.00	11/1/30	43
63	Fannie Mae, Pool #AL5788	5.00	5/1/42	71
82	Fannie Mae, Pool #BM3904	5.00	5/1/48	88
58	Fannie Mae, Pool #AS0837	5.00	10/1/43	63
—	Fannie Mae, Pool #868986	5.00	5/1/21	–
36	Fannie Mae, Pool #MA3708	5.00	6/1/49	39
87	Fannie Mae, Pool #MA3669	5.00	5/1/49	94
26	Fannie Mae, Pool #890603	5.00	8/1/41	29
32	Fannie Mae, Pool #725238	5.00	3/1/34	36
73	Fannie Mae, Pool #836750	5.00	10/1/35	83
55	Fannie Mae, Pool #MA3617	5.00	3/1/49	60
62	Fannie Mae, Pool #AS0575	5.00	9/1/43	68
29	Fannie Mae, Pool #890621	5.00	5/1/42	33
588	Fannie Mae, Pool #889117	5.00	10/1/35	660
5	Fannie Mae, Pool #A69671	5.50	12/1/37	5
922	Fannie Mae, Pool #890221	5.50	12/1/33	1,062
2	Fannie Mae, Pool #AL0725	5.50	6/1/24	2
8	Fannie Mae, Pool #909662	5.50	2/1/22	8
13	Fannie Mae, Pool #976945	5.50	2/1/23	14
13	Fannie Mae, Pool #929451	5.50	5/1/38	15
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
556	Fannie Mae, Pool #725228	6.00	3/1/34	653
129	Fannie Mae, Pool #889984	6.50	10/1/38	152

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$450	Fannie Mae, 15 YR TBA	2.50	4/25/35	$466
200	Fannie Mae, 15 YR TBA	2.50	5/25/35	207
825	Fannie Mae, 15 YR TBA	3.00	4/25/35	862
725	Fannie Mae, 15 YR TBA	3.50	4/25/35	762
50	Fannie Mae, 15 YR TBA	4.00	4/25/35	53
400	Fannie Mae, 30 YR TBA	2.50	5/25/50	414
1,200	Fannie Mae, 30 YR TBA	2.50	4/25/50	1,245
1,300	Fannie Mae, 30 YR TBA	3.00	5/25/50	1,363
4,225	Fannie Mae, 30 YR TBA	3.00	4/25/50	4,433
1,500	Fannie Mae, 30 YR TBA	3.50	4/25/50	1,587
275	Fannie Mae, 30 YR TBA	3.50	5/25/50	291
3,925	Fannie Mae, 30 YR TBA	4.00	4/25/50	4,189
2,075	Fannie Mae, 30 YR TBA	4.50	4/25/50	2,232
50	Fannie Mae, 30 YR TBA	5.00	4/25/50	54
48	Freddie Mac, Pool #G18547	2.00	3/1/30	50
76	Freddie Mac, Pool #G18634	2.00	3/1/32	78
113	Freddie Mac, Pool #J25777	2.00	9/1/28	116
32	Freddie Mac, Pool #J25759	2.00	8/1/28	33
50	Freddie Mac, Series K099, Class - A1	2.26	6/25/29	52
139	Freddie Mac, Pool #J23440	2.50	4/1/28	144
21	Freddie Mac, Pool #G08638	2.50	4/1/45	22
43	Freddie Mac, Pool #Q42878	2.50	9/1/46	45
36	Freddie Mac, Pool #C91904	2.50	11/1/36	38
147	Freddie Mac, Pool #J18954	2.50	4/1/27	153
95	Freddie Mac, Pool #J35643	2.50	11/1/31	100
177	Freddie Mac, Pool #J26408	2.50	11/1/28	184
138	Freddie Mac, Pool #G18459	2.50	3/1/28	144
64	Freddie Mac, Pool #C09026	2.50	2/1/43	67
80	Freddie Mac, Pool #G18704	2.50	6/1/33	84
121	Freddie Mac, Pool #G18683	2.50	4/1/33	126
40	Freddie Mac, Pool #G18665	2.50	11/1/32	41
267	Freddie Mac, Pool #G18680	2.50	3/1/33	277
12	Freddie Mac, Pool #J30875	2.50	3/1/30	12
24	Freddie Mac, Pool #G18472	2.50	7/1/28	25
271	Freddie Mac, Pool #J38477	2.50	2/1/33	281
126	Freddie Mac, Pool #J35896	2.50	12/1/31	132
134	Freddie Mac, Pool #G18635	2.50	3/1/32	141
137	Freddie Mac, Pool #G18533	2.50	12/1/29	142
20	Freddie Mac, Pool #G08755	2.50	2/1/47	21
42	Freddie Mac, Pool #J25585	2.50	9/1/28	44
157	Freddie Mac, Pool #G18470	2.50	6/1/28	163
168	Freddie Mac, Pool #G18568	2.50	9/1/30	175
70	Freddie Mac, Pool #G18485	2.50	10/1/28	72
146	Freddie Mac, Pool #J37902	2.50	11/1/32	153
14	Freddie Mac, Pool #Q18882	3.00	5/1/43	15
165	Freddie Mac, Pool #G08850	3.00	9/1/48	174
118	Freddie Mac, Pool #G18569	3.00	9/1/30	124
91	Freddie Mac, Pool #C91707	3.00	6/1/33	97
35	Freddie Mac, Pool #G18534	3.00	12/1/29	37
94	Freddie Mac, Pool #C91927	3.00	5/1/37	99
75	Freddie Mac, Pool #J38675	3.00	3/1/33	78
11	Freddie Mac, Pool #C91809	3.00	2/1/35	12
388	Freddie Mac, Pool #QA1033	3.00	7/1/49	406
72	Freddie Mac, Pool #G18715	3.00	11/1/33	75
42	Freddie Mac, Pool #Q18599	3.00	6/1/43	45
216	Freddie Mac, Pool #C04446	3.00	1/1/43	231
20	Freddie Mac, Pool #J14241	3.00	1/1/26	21
181	Freddie Mac, Pool #G18514	3.00	6/1/29	191
174	Freddie Mac, Pool #C91581	3.00	11/1/32	184
40	Freddie Mac, Pool #J38057	3.00	12/1/32	42
169	Freddie Mac, Pool #G08783	3.00	10/1/47	179
359	Freddie Mac, Pool #Q45735	3.00	1/1/47	384
305	Freddie Mac, Pool #G08653	3.00	7/1/45	322
11	Freddie Mac, Pool #Q13086	3.00	11/1/42	12
273	Freddie Mac, Pool #Q16222	3.00	3/1/43	294
470	Freddie Mac, Pool #Q21065	3.00	8/1/43	506

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$53	Freddie Mac, Pool #G08540	3.00	8/1/43	$57
319	Freddie Mac, Pool #Q45094	3.00	12/1/46	342
17	Freddie Mac, Pool #G30999	3.00	2/1/37	18
166	Freddie Mac, Pool #Q46441	3.00	2/1/47	177
147	Freddie Mac, Pool #G18518	3.00	7/1/29	155
64	Freddie Mac, Pool #C91798	3.00	12/1/34	68
35	Freddie Mac, Pool #J33135	3.00	11/1/30	37
37	Freddie Mac, Pool #J38807	3.00	4/1/33	39
260	Freddie Mac, Pool #Q43734	3.00	10/1/46	275
36	Freddie Mac, Pool #C91943	3.00	7/1/37	38
15	Freddie Mac, Pool #Q39527	3.00	3/1/46	16
228	Freddie Mac, Pool #J17774	3.00	1/1/27	239
26	Freddie Mac, Pool #C91826	3.00	5/1/35	28
369	Freddie Mac, Pool #G08701	3.00	4/1/46	395
39	Freddie Mac, Pool #C91969	3.00	1/1/38	41
155	Freddie Mac, Pool #G08750	3.00	3/1/47	166
143	Freddie Mac, Pool #Q20067	3.00	7/1/43	154
11	Freddie Mac, Pool #J17111	3.00	10/1/26	11
85	Freddie Mac, Pool #Q41795	3.00	7/1/46	90
223	Freddie Mac, Pool #ZM2089	3.00	11/1/46	239
286	Freddie Mac, Pool #G18673	3.00	1/1/33	300
154	Freddie Mac, Pool #C04422	3.00	12/1/42	162
278	Freddie Mac, Pool #G08635	3.00	4/1/45	294
413	Freddie Mac, Pool #ZS4519	3.00	6/1/43	431
36	Freddie Mac, Pool #C91924	3.00	4/1/37	38
110	Freddie Mac, Pool #G18677	3.00	2/1/33	116
226	Freddie Mac, Pool #ZS4512	3.00	5/1/43	236
147	Freddie Mac, Pool #G15217	3.00	11/1/29	156
142	Freddie Mac, Pool #ZS4688	3.00	11/1/46	152
163	Freddie Mac, Pool #ZM2169	3.00	11/1/46	175
84	Freddie Mac, Pool #C91819	3.00	4/1/35	91
247	Freddie Mac, Pool #ZT1323	3.00	10/1/48	260
234	Freddie Mac, Pool #C04619	3.00	3/1/43	248
29	Freddie Mac, Pool #J29932	3.00	11/1/29	31
123	Freddie Mac, Pool #C91724	3.00	9/1/33	132
45	Freddie Mac, Pool #G18575	3.00	11/1/30	47
195	Freddie Mac, Pool #G08825	3.00	6/1/48	204
50	Freddie Mac, Pool #Q19754	3.00	7/1/43	54
124	Freddie Mac, Pool #G18531	3.00	11/1/29	132
17	Freddie Mac, Pool #C91939	3.00	6/1/37	18
449	Freddie Mac, Pool #SD8030	3.00	11/1/49	481
68	Freddie Mac, Pool #G18582	3.00	1/1/31	71
108	Freddie Mac, Pool #ZS4641	3.00	12/1/45	114
81	Freddie Mac, Pool #ZT2019	3.00	5/1/34	84
118	Freddie Mac, Pool #G08640	3.00	5/1/45	125
78	Freddie Mac, Pool #J36428	3.00	2/1/32	83
147	Freddie Mac, Pool #G15145	3.00	7/1/29	156
34	Freddie Mac, Pool #C91905	3.00	11/1/36	36
217	Freddie Mac, Pool #ZS4693	3.00	12/1/46	232
284	Freddie Mac, Pool #G60989	3.00	12/1/46	303
48	Freddie Mac, Pool #G30945	3.00	9/1/36	51
18	Freddie Mac, Pool #C91949	3.00	9/1/37	19
1,165	Freddie Mac, Pool #ZS4522	3.00	7/1/43	1,216
252	Freddie Mac, Pool #G60187	3.00	8/1/45	266
77	Freddie Mac, Pool #ZS4703	3.00	2/1/47	82
411	Freddie Mac, Pool #ZS4697	3.00	1/1/47	439
97	Freddie Mac, Pool #G08648	3.00	6/1/45	102
100	Freddie Mac, Series K092, Class - A2	3.30	4/25/29	115
252	Freddie Mac, Pool #G08761	3.50	5/1/47	272
22	Freddie Mac, Pool #Q55002	3.50	3/1/48	24
365	Freddie Mac, Pool #G08623	3.50	1/1/45	392
217	Freddie Mac, Pool #Q20860	3.50	8/1/43	233
53	Freddie Mac, Pool #J26144	3.50	10/1/23	56
322	Freddie Mac, Pool #G08627	3.50	2/1/45	347
125	Freddie Mac, Pool #C91403	3.50	3/1/32	133
113	Freddie Mac, Pool #G08698	3.50	3/1/46	121

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$181	Freddie Mac, Pool #Q53176	3.50	12/1/47	$196
218	Freddie Mac, Pool #ZS4630	3.50	9/1/45	234
270	Freddie Mac, Pool #ZS4713	3.50	4/1/47	287
73	Freddie Mac, Pool #G08605	3.50	9/1/44	79
222	Freddie Mac, Pool #G08632	3.50	3/1/45	239
186	Freddie Mac, Pool #Q09896	3.50	8/1/42	200
103	Freddie Mac, Pool #ZS4659	3.50	4/1/46	111
239	Freddie Mac, Pool #G08641	3.50	5/1/45	257
368	Freddie Mac, Pool #G08636	3.50	4/1/45	396
141	Freddie Mac, Pool #G08846	3.50	11/1/48	150
155	Freddie Mac, Pool #ZA5128	3.50	12/1/47	164
269	Freddie Mac, Pool #ZS4651	3.50	3/1/46	290
196	Freddie Mac, Pool #Q57871	3.50	8/1/48	208
147	Freddie Mac, Pool #G18707	3.50	9/1/33	154
219	Freddie Mac, Pool #G08654	3.50	7/1/45	236
51	Freddie Mac, Pool #J27494	3.50	2/1/29	55
102	Freddie Mac, Pool #Q04087	3.50	10/1/41	111
96	Freddie Mac, Pool #Q12052	3.50	10/1/42	103
57	Freddie Mac, Pool #G30776	3.50	7/1/35	62
39	Freddie Mac, Pool #G08792	3.50	12/1/47	42
285	Freddie Mac, Pool #G61148	3.50	9/1/47	308
54	Freddie Mac, Pool #C03920	3.50	5/1/42	59
165	Freddie Mac, Pool #SB0031	3.50	10/1/27	173
61	Freddie Mac, Pool #J13582	3.50	11/1/25	65
27	Freddie Mac, Pool #G08620	3.50	12/1/44	29
200	Freddie Mac, Pool #Q51461	3.50	10/1/47	212
385	Freddie Mac, Pool #G08804	3.50	3/1/48	407
126	Freddie Mac, Pool #G08687	3.50	1/1/46	136
393	Freddie Mac, Pool #G08766	3.50	6/1/47	425
5	Freddie Mac, Pool #J14232	3.50	1/1/21	5
106	Freddie Mac, Pool #Q58422	3.50	9/1/48	114
127	Freddie Mac, Pool #ZS4759	3.50	3/1/48	134
199	Freddie Mac, Pool #ZT1951	3.50	5/1/49	211
100	Freddie Mac, Pool #ZT0711	3.50	10/1/48	106
116	Freddie Mac, Pool #ZS4663	3.50	5/1/46	125
12	Freddie Mac, Pool #C91760	3.50	5/1/34	13
52	Freddie Mac, Pool #Q31134	3.50	2/1/45	56
10	Freddie Mac, Pool #E02735	3.50	10/1/25	10
104	Freddie Mac, Pool #Q36040	3.50	9/1/45	113
33	Freddie Mac, Pool #C91940	3.50	6/1/37	35
327	Freddie Mac, Pool #Q49490	3.50	7/1/47	353
52	Freddie Mac, Pool #C91950	3.50	9/1/37	56
34	Freddie Mac, Pool #C91742	3.50	1/1/34	37
13	Freddie Mac, Pool #G14216	3.50	7/1/21	14
146	Freddie Mac, Pool #Q08998	3.50	6/1/42	157
112	Freddie Mac, Pool #Q06749	3.50	3/1/42	121
119	Freddie Mac, Pool #G08813	3.50	5/1/48	126
155	Freddie Mac, Pool #Q37449	3.50	11/1/45	166
16	Freddie Mac, Pool #C91925	3.50	4/1/37	17
75	Freddie Mac, Pool #G08599	3.50	8/1/44	80
260	Freddie Mac, Pool #G08681	3.50	12/1/45	280
136	Freddie Mac, Pool #C91456	3.50	6/1/32	144
220	Freddie Mac, Pool #ZS4771	3.50	6/1/48	232
164	Freddie Mac, Pool #J15105	3.50	4/1/26	173
156	Freddie Mac, Pool #Q08903	3.50	6/1/42	167
761	Freddie Mac, Pool #G08495	3.50	6/1/42	820
347	Freddie Mac, Pool #G08554	3.50	10/1/43	372
47	Freddie Mac, Pool #C92003	3.50	7/1/38	50
309	Freddie Mac, Pool #G08562	3.50	1/1/44	331
112	Freddie Mac, Pool #G08733	3.50	11/1/46	121
250	Freddie Mac, Series K091, Class - A2	3.51	3/25/29	290
255	Freddie Mac, Pool #ZS4731	4.00	8/1/47	275
143	Freddie Mac, Pool #G08618	4.00	12/1/44	153
120	Freddie Mac, Pool #C09070	4.00	12/1/44	129
2	Freddie Mac, Pool #J12238	4.00	5/1/20	2
153	Freddie Mac, Pool #ZT1840	4.00	9/1/48	163

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$124	Freddie Mac, Pool #Q27594	4.00	8/1/44	$135
131	Freddie Mac, Pool #G08567	4.00	1/1/44	141
14	Freddie Mac, Pool #J12435	4.00	6/1/25	15
203	Freddie Mac, Pool #G08785	4.00	10/1/47	217
127	Freddie Mac, Pool #G08836	4.00	9/1/48	135
104	Freddie Mac, Pool #Q58680	4.00	9/1/48	111
44	Freddie Mac, Pool #ZT1800	4.00	3/1/34	46
43	Freddie Mac, Pool #G08672	4.00	10/1/45	47
147	Freddie Mac, Pool #G08767	4.00	6/1/47	157
174	Freddie Mac, Pool #Q24955	4.00	2/1/44	191
76	Freddie Mac, Pool #G08601	4.00	8/1/44	81
206	Freddie Mac, Pool #G06506	4.00	12/1/40	226
158	Freddie Mac, Pool #G08616	4.00	11/1/44	171
155	Freddie Mac, Pool #ZS4573	4.00	7/1/44	166
126	Freddie Mac, Pool #G08459	4.00	9/1/41	139
140	Freddie Mac, Pool #ZN5030	4.00	4/1/49	149
161	Freddie Mac, Pool #G08588	4.00	5/1/44	173
68	Freddie Mac, Pool #C91738	4.00	11/1/33	74
9	Freddie Mac, Pool #Q27456	4.00	7/1/44	10
171	Freddie Mac, Pool #ZT1320	4.00	11/1/48	182
33	Freddie Mac, Pool #C92019	4.00	10/1/38	36
70	Freddie Mac, Pool #Q34081	4.00	6/1/45	75
248	Freddie Mac, Pool #ZS4627	4.00	8/1/45	268
59	Freddie Mac, Pool #G14453	4.00	6/1/26	62
123	Freddie Mac, Pool #G08831	4.00	8/1/48	131
724	Freddie Mac, Pool #A96286	4.00	1/1/41	798
64	Freddie Mac, Pool #C91765	4.00	6/1/34	70
216	Freddie Mac, Pool #ZS4631	4.00	9/1/45	234
34	Freddie Mac, Pool #C91994	4.00	5/1/38	37
93	Freddie Mac, Pool #G08637	4.00	4/1/45	100
244	Freddie Mac, Pool #ZT2106	4.00	3/1/49	264
14	Freddie Mac, Pool #C91923	4.00	3/1/37	15
18	Freddie Mac, Pool #G08633	4.00	3/1/45	19
10	Freddie Mac, Pool #G08642	4.00	5/1/45	11
56	Freddie Mac, Pool #G08483	4.00	3/1/42	61
447	Freddie Mac, Pool #ZA6946	4.00	5/1/49	479
19	Freddie Mac, Pool #Q25432	4.50	3/1/44	20
296	Freddie Mac, Pool #ZT1711	4.50	2/1/49	325
121	Freddie Mac, Pool #ZT1321	4.50	11/1/48	131
33	Freddie Mac, Pool #Q49599	4.50	7/1/47	36
117	Freddie Mac, Pool #ZS4781	4.50	7/1/48	126
142	Freddie Mac, Pool #Q57957	4.50	8/1/48	154
123	Freddie Mac, Pool #A97495	4.50	3/1/41	134
152	Freddie Mac, Pool #G08759	4.50	4/1/47	168
39	Freddie Mac, Pool #Q22671	4.50	11/1/43	43
18	Freddie Mac, Pool #C09059	4.50	3/1/44	20
41	Freddie Mac, Pool #G08781	4.50	9/1/47	44
17	Freddie Mac, Pool #A90437	4.50	1/1/40	19
87	Freddie Mac, Pool #G08754	4.50	3/1/47	95
46	Freddie Mac, Pool #G60512	4.50	12/1/45	51
37	Freddie Mac, Pool #G08596	4.50	7/1/44	40
132	Freddie Mac, Pool #Q59805	4.50	11/1/48	143
126	Freddie Mac, Pool #ZS4774	4.50	5/1/48	137
13	Freddie Mac, Pool #J07849	4.50	5/1/23	14
10	Freddie Mac, Pool #E02862	4.50	3/1/26	11
1,345	Freddie Mac, Pool #A97692	4.50	3/1/41	1,464
438	Freddie Mac, Pool #C01598	5.00	8/1/33	480
29	Freddie Mac, Pool #G05205	5.00	1/1/39	32
195	Freddie Mac, Pool #G04913	5.00	3/1/38	218
283	Freddie Mac, Pool #ZT1779	5.00	3/1/49	299
204	Freddie Mac, Pool #Q00763	5.00	5/1/41	229
23	Freddie Mac, Pool #G13255	5.00	7/1/23	25
28	Freddie Mac, Pool #G08838	5.00	9/1/48	31
13	Freddie Mac, Pool #G07068	5.00	7/1/41	14
62	Freddie Mac, Pool #G06031	5.50	3/1/40	70
408	Freddie Mac, Pool #G01665	5.50	3/1/34	470

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3	Freddie Mac, Pool #G06091	5.50	5/1/40	$3
233	Freddie Mac, Pool #G02794	6.00	5/1/37	274
29	Freddie Mac, Pool #G05709	6.00	6/1/38	34
48	Freddie Mac, Pool #G03551	6.00	11/1/37	57
11	Freddie Mac, Pool #A62706	6.00	6/1/37	14
30	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	32
120	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	126
14	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	15
31	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	33
53	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	56
12	Government National Mortgage Association, Pool #711729	2.50	3/15/43	13
54	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	57
22	Government National Mortgage Association, Pool #776954	2.50	11/15/42	23
16	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	17
67	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	67
54	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	56
32	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	34
37	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	39
35	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	37
579	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	617
103	Government National Mortgage Association, Pool #779084	3.00	4/15/42	109
637	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	675
162	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	172
252	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	268
76	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	81
254	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	273
223	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	241
62	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	66
331	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	352
157	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	168
129	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	139
269	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	285
162	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	173
103	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	111
587	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	631
297	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	314
28	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	30
195	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	206
145	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	156
72	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	78
381	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	410
198	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	210
262	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	282
43	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	46
60	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	63
241	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	257
190	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	204
31	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	32
447	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	481
398	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	422
182	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	195
16	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	17
28	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	31
23	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	25
171	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	184
210	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	224
14	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	15
61	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	64
296	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	318
198	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	210
593	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	642
196	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	208
102	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	109
70	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	75
451	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	486
407	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	441

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$208	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	$223
191	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	205
73	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	77
308	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	331
57	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	60
1,084	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,164
171	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	184
182	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	196
19	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	20
12	Government National Mortgage Association, Pool #5276	3.00	1/20/27	12
236	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	251
195	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	208
234	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	252
247	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	262
290	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	310
540	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	581
195	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	208
296	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	314
279	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	296
295	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	317
367	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	390
259	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	276
55	Government National Mortgage Association, Pool #738602	3.50	8/15/26	58
93	Government National Mortgage Association, Pool #778157	3.50	3/15/42	100
310	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	337
220	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	240
565	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	614
291	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	309
565	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	599
278	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	295
47	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	50
56	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	60
118	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	127
292	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	315
103	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	110
151	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	163
386	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	415
67	Government National Mortgage Association, Pool #740798	3.50	1/15/42	72
124	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	132
358	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	381
326	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	347
152	Government National Mortgage Association, Pool #783976	3.50	4/20/43	164
179	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	190
366	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	389
92	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	98
191	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	203
482	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	511
176	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	190
13	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	14
364	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	387
195	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	207
301	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	320
218	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	234
138	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	148
29	Government National Mortgage Association, Pool #796271	3.50	7/15/42	31
237	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	254
235	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	253
173	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	187
208	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	221
341	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	367
201	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	214
236	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	252
14	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	16
132	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	140
218	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	233
292	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	311

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	$23
262	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	283
263	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	281
272	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	290
239	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	257
176	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	191
107	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	115
154	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	167
121	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	130
270	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	290
187	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	197
224	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	238
60	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	63
29	Government National Mortgage Association, Pool #4922	4.00	1/20/41	32
62	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	67
73	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	80
205	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	218
25	Government National Mortgage Association, Pool #766495	4.00	10/15/41	26
140	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	150
713	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	767
372	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	396
119	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	131
223	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	241
208	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	226
213	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	229
150	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	160
110	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	122
153	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	163
82	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	87
222	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	236
62	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	66
76	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	82
86	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	92
66	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	70
138	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	151
401	Government National Mortgage Association, Pool #5139	4.00	8/20/41	447
135	Government National Mortgage Association, Pool #713876	4.00	8/15/39	146
391	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	420
43	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	46
173	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	188
205	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	221
228	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	246
394	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	424
37	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	39
309	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	331
28	Government National Mortgage Association, Pool #779401	4.00	6/15/42	31
53	Government National Mortgage Association, Pool #738710	4.00	9/15/41	57
47	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	50
213	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	230
273	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	296
147	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	157
72	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	77
138	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	151
106	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	114
133	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	143
25	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	27
340	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	366
37	Government National Mortgage Association, Pool #753254	4.00	9/15/43	40
49	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	54
175	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	190
35	Government National Mortgage Association, Pool #740068	4.00	9/15/40	37
80	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	86
67	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	72
202	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	219
8	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	9
213	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	226

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$218	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	$231
141	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	155
157	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	167
220	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	234
122	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	129
24	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	26
59	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	64
331	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	351
392	Government National Mortgage Association, Pool #721760	4.50	8/15/40	432
218	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	231
41	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	45
53	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	58
32	Government National Mortgage Association, Pool #729511	4.50	4/15/40	34
470	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	497
560	Government National Mortgage Association, Pool #4801	4.50	9/20/40	610
115	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	122
33	Government National Mortgage Association, Pool #738793	4.50	9/15/41	36
49	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	53
194	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	207
30	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	33
136	Government National Mortgage Association, Pool #5260	4.50	12/20/41	153
234	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	248
220	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	234
95	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	105
134	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	145
25	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	28
185	Government National Mortgage Association, Pool #717148	4.50	5/15/39	203
91	Government National Mortgage Association, Pool #604285	5.00	5/15/33	100
87	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	92
27	Government National Mortgage Association, Pool #675179	5.00	3/15/38	31
52	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	54
58	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	61
25	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	26
165	Government National Mortgage Association, Pool #782523	5.00	11/15/35	186
55	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	58
13	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	14
83	Government National Mortgage Association, Pool #694531	5.00	11/15/38	93
80	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	87
113	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	119
100	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	105
129	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	136
390	Government National Mortgage Association, Pool #4559	5.00	10/20/39	424
54	Government National Mortgage Association, Pool #712690	5.00	4/15/39	60
23	Government National Mortgage Association, Pool #782468	5.00	11/15/38	25
58	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	64
53	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	56
116	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	123
145	Government National Mortgage Association, Pool #783284	5.50	6/20/40	156
89	Government National Mortgage Association, Pool #510835	5.50	2/15/35	101
32	Government National Mortgage Association, Pool #658181	5.50	11/15/36	36
16	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	18
54	Government National Mortgage Association, Pool #781959	6.00	7/15/35	60
65	Government National Mortgage Association, Pool #4245	6.00	9/20/38	75
57	Government National Mortgage Association, Pool #4222	6.00	8/20/38	65
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
32	Government National Mortgage Association, Pool #699237	6.50	9/15/38	37
200	Government National Mortgage Association, 30 YR TBA	2.50	5/20/50	209
600	Government National Mortgage Association, 30 YR TBA	2.50	4/20/50	627
2,125	Government National Mortgage Association, 30 YR TBA	3.00	4/20/50	2,250
1,000	Government National Mortgage Association, 30 YR TBA	3.00	5/20/50	1,056
1,900	Government National Mortgage Association, 30 YR TBA	3.50	4/20/50	2,005
600	Government National Mortgage Association, 30 YR TBA	4.00	4/20/50	637
	Total U.S. Government Agency Mortgages			196,355

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)
	Investment Company — 16.60%
38,897,796	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(b)		$38,898
	Total Investment Company				38,898

	Total Investments Before TBA Sale Commitments (cost $245,166) — 108.11%				253,268

Principal Amount (000)
	TBA Sale Commitments (c) — (0.54)%
$(100)	Fannie Mae, 30 YR TBA	5.50		4/25/50	(110)
(775)	Government National Mortgage Association, 30 YR TBA	4.50		4/20/50	(820)
(325)	Government National Mortgage Association, 30 YR TBA	5.00		4/20/50	(339)
	Total TBA Sale Commitments				(1,269)
	Liabilities in excess of other assets — (7.57)%				(17,740)
	Net Assets — 100.00%				$234,259

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2020.
(b)	The rate disclosed is the rate in effect on March 31, 2020.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.17%	-	1.17%
Collateralized Mortgage Obligations	6.52%	-	6.52%
U.S. Government Agency Mortgages	83.82%	-	83.82%
Investment Company	10.08%	6.52%	16.60%
TBA Sale Commitments	-0.54%	-	-0.54%
Other Assets (Liabilities)	-7.35%	-0.22%	-7.57%
Total Net Assets	93.70%	6.30%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.92%

	Alabama — 2.85%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	$2,360
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	770
				3,130
	Alaska — 1.33%
1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,461

	Arizona — 3.78%
805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	903
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,607
1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B, Callable 7/1/21 @ 100.00	4.25	7/1/25	1,648
				4,158
	Arkansas — 2.35%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,575

	Connecticut — 1.16%
1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,279

	District of Columbia — 2.11%
2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,313

	Florida — 11.07%
1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,048
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	464
800	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/20	814
1,245	School District of Broward County Florida Revenue, Series A	5.00	7/1/20	1,256
950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,033
400	State of Florida Department of Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	404
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,860
400	State of Florida Lottery Revenue, Series A	5.00	7/1/20	403
1,950	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	2,044
610	State of Florida, GO, Series D	5.00	6/1/20	614
2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,226
				12,166
	Georgia — 1.90%
2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,083

	Hawaii — 2.46%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00	7/1/25	2,250
425	State of Hawaii, GO, Series EO	5.00	8/1/21	447
				2,697
	Indiana — 1.94%
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00	1/1/23	2,131

	Iowa — 3.18%
1,440	Ankeny Community School District, GO	5.00	6/1/23	1,609
1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,206
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00	5.00	5/1/27	667
				3,482
	Kansas — 1.82%
1,790	Kansas Development Finance Authority Revenue	5.00	5/1/23	1,997

	Kentucky — 2.31%
1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00	8/1/22	1,751
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	789
				2,540
	Maine — 1.29%
1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	1,422

	Maryland — 0.98%
1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,077

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan — 5.19%
$2,470	Charter Township of Meridian, GO	5.00	10/1/21	$2,609
500	Oakland University Michigan Revenue	5.00	3/1/21	517
2,105	Wayne State University Revenue	5.00	11/15/26	2,564
				5,690
	Minnesota — 2.72%
2,765	White Bear Lake Independent School, GO, Series A (SD CRED PROG)	4.00	2/1/23	2,982

	Missouri — 1.81%
1,885	Saint Charles County Francis Howell School District, GO (State Aid Withholding)	4.00	3/1/22	1,985

	Nevada — 1.90%
250	Clark County, Nevada Highway Revenue	5.00	7/1/20	252
1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,836
				2,088
	New Jersey — 0.46%
375	Middlesex County Improvement Authority Revenue (CNTY-GTD)	3.00	9/1/20	378
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	131
				509
	New Mexico — 2.39%
1,400	Carlsbad Municipal School District, GO (State Aid Withholding)	5.00	8/1/22	1,520
1,100	County of Bernalillo New Mexico, GO	5.00	8/15/20	1,114
				2,634
	New York — 4.02%
790	New York City Fiscal 2019, GO, Series A	5.00	8/1/20	796
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	266
900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	939
385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	409
1,400	New York State Dormitory Authority Revenue, Series B	5.00	2/15/23	1,553
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	465
				4,428
	North Carolina — 1.74%
1,470	North Carolina State University at Raleigh Revenue	5.00	10/1/20	1,497
375	State of North Carolina Revenue	5.00	3/1/23	416
				1,913
	Ohio — 1.87%
1,930	Cleveland Department of Public Utilities Division of Water Revenue, Series D	5.00	1/1/22	2,057

	Oklahoma — 1.05%
1,145	Grand River Dam Authority, Revenue, Series A	5.00	6/1/20	1,151

	Oregon — 0.56%
590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	618

	Pennsylvania — 2.79%
2,010	Millcreek Township School District, GO (BAM)	5.00	9/15/27	2,515
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	544
				3,059
	South Carolina — 1.60%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,759

	South Dakota — 0.37%
395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	404

	Tennessee — 0.33%
350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	361

	Texas — 15.72%
1,770	Carroll Independent School District, GO (PSF-GTD)	5.00	2/15/22	1,894
1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,369
1,565	City of Bryan Texas, GO	5.00	8/15/22	1,703

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,550	City of Garland Texas Electric Utility System Revenue	5.00		3/1/24	$1,767
2,250	City of Grand Prairie Texas, GO	5.00		2/15/22	2,412
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00		2/15/25	1,197
705	County of Travis Texas, GO	5.00		3/1/21	729
685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00		2/15/22	734
660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	775
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00		2/15/22	465
430	Harris County Toll Road Authority Revenue, Series B	5.00		8/15/22	468
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/22	740
625	North East Independent School District Texas, GO (PSF-GTD)	5.00		8/1/22	679
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00		8/1/25	1,375
950	State of Texas, GO, Series C	1.78		10/1/20	952
					17,259
	Virginia — 0.93%
1,020	Virginia Housing Development Authority Revenue, Series A, Continuously Callable @ 100.00	2.05		3/1/22	1,021

	Washington — 7.02%
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00		1/1/24	1,982
1,260	County of King Washington, GO, Series B	5.00		7/1/25	1,506
1,300	King County School District No. 411 Issaquah, GO (SCH BD GTY)	4.00		12/1/20	1,324
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,274
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	217
135	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	136
365	State of Washington Revenue, Series A	5.00		7/1/20	368
820	State of Washington Revenue, Series F	5.00		9/1/22	896
					7,703
	Wisconsin — 4.92%
380	City of Milwaukee Wisconsin, GO, Series N4&B5	5.00		4/1/23	422
880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00		6/1/21	908
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,150
1,630	Wauwatosa School District, GO, Series A	4.00		3/1/21	1,670
525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	570
665	Wisconsin Health & Educational Facilities Authority Revenue	5.00		11/15/20	680
					5,400
	Total Municipal Bonds				107,532

Shares
	Investment Company — 0.98%
1,071,005	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(a)		1,071
	Total Investment Company				1,071

	Total Investments (cost $107,402) — 98.90%				108,603
	Other assets in excess of liabilities — 1.10%				1,205
	Net Assets — 100.00%				$109,808

(a)	The rate disclosed is the rate in effect on March 31, 2020.

BAM—Build America Mutual

CNTY-GTD—County Guarantee

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

SCSDE—Insured by South Carolina School Discount Enhancement

SD CRED PROG—School District Credit Program

As of March 31, 2020, 100% of the Portfolio's net assets were managed by Breckinridge Capital Advisors, Inc.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 98.28%

	Alabama — 1.83%
$1,675	Auburn University Revenue, Series A	5.00		6/1/26	$2,047
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	1,591
1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,087
1,000	Lower Alabama Gas District Revenue	4.00	(a)	12/1/50	1,059
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,212
					6,996
	Arizona — 1.31%
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,190
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,486
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,152
1,015	State of Arizona, Series A	5.00		10/1/25	1,197
					5,025
	Arkansas — 0.34%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,304

	California — 2.25%
820	California State Department of Water Resources Revenue, Central Valley Project Continuously Callable @ 100.00, Callable 5/6/20 @ 100.00	5.25		7/1/22	823
1,250	California State, GO	5.00		8/1/24	1,435
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,900
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,115
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,274
65	University of California Revenue, Series Q, Continuously Callable @ 100.00, Callable 5/6/20 @ 100.00	5.25		5/15/23	65
					8,612
	Colorado — 5.68%
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	3,934
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,443
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,276
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,992
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,287
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,673
1,000	State of Colorado, Certificate of Participation	5.00		3/15/23	1,111
					21,716
	Connecticut — 1.90%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,294
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,635
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,312
					7,241
	District of Columbia — 0.80%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,758
1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,310
					3,068
	Florida — 4.06%
2,000	Alachua County Health Facilities Authority Revenue	5.00	(a)	12/1/37	2,385
955	County of Polk Florida Utility System Revenue	5.00		10/1/27	1,204
1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,196
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,746
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,732
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,898
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,580
1,750	South Florida Water Management District Corps, Certificate of Participation	5.00		10/1/21	1,846
					15,587
	Georgia — 4.15%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,117

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia (continued)
$1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00	(a)	7/1/54	$1,137
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,398
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,843
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,222
1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	1.81 (US0001M + 75.00 bps)	(b)	4/1/48	990
5,000	Main Street Natural Gas, Inc. Revenue	4.00	(a)	3/1/50	5,179
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	965
					15,851
	Illinois — 8.24%
85	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00	7.46		2/15/26	65
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,072
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,148
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,076
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,135
1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,330
4,600	Illinois State Sales Tax Revenue, Series A	5.00		6/15/25	5,303
1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,923
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	1,998
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,622
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	811
2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,148
2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,385
2,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/30	2,336
1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,530
2,995	University of Illinois, Certificate of Participation, Series B, Callable 10/1/26 @ 100.00	5.00		10/1/27	3,596
					31,478
	Indiana — 2.63%
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,299
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,164
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,607
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,339
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,106
2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(a)	11/1/47	2,571
					10,086
	Kentucky — 2.45%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00		1/1/23	1,386
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,399
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,095
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00	(a)	1/1/49	3,498
					9,378
	Louisiana — 2.11%
1,415	Jefferson Sales Tax District, Series A (AGM)	5.00		12/1/25	1,697
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,492
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,074
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	857
					8,120
	Maine — 0.32%
1,025	Finance Authority of Maine Revenue (AGC)	5.00		12/1/26	1,224

	Maryland — 2.19%
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,086
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,664
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,629
					8,379
	Massachusetts — 0.77%
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,795

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00	1/1/25	$1,148
				2,943
	Michigan — 2.71%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,084
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50	12/1/29	1,193
1,450	Michigan State Building Authority Revenue	5.00	4/15/25	1,715
1,605	Michigan Strategic Fund Revenue	5.00	6/30/25	1,846
2,960	Utica Community Schools, GO (Q-SBLF)	5.00	5/1/26	3,560
				10,398
	Minnesota — 0.32%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00	1/1/26	1,207

	Missouri — 1.04%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,826
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,133
				3,959
	Nevada — 1.61%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	3,776
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,203
1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,174
				6,153
	New Jersey — 3.23%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00	11/1/30	526
2,695	New Jersey Economic Development Authority Revenue, School Facilities Construction	5.00	3/1/21	2,777
1,055	New Jersey Economic Development Authority Revenue, School Facilities Construction	5.00	3/1/21	1,090
1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00	4/1/22	1,731
1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00	6/15/28	1,417
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,171
2,700	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	2,632
				12,344
	New York — 5.01%
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,188
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,309
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00	7/1/26	3,353
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,163
1,500	New York State Dormitory Authority Revenue, Series D	5.00	2/15/25	1,774
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,347
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	5,072
				19,206
	North Carolina — 1.83%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00	7/1/24	1,159
1,000	County of Wake North Carolina Revenue	5.00	9/1/28	1,294
3,000	County of Wake North Carolina, GO	5.00	9/1/24	3,436
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,105
				6,994
	Ohio — 3.86%
1,750	American Municipal Power, Inc. Revenue, Series A	5.00	2/15/24	1,999
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	1,708
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2	5.00	6/1/29	3,657
660	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00 (MBIA)	5.50	10/15/25	748

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	$2,566
700	University of Cincinnati Revenue	5.00		6/1/25	831
775	University of Cincinnati Revenue	5.00		6/1/26	943
1,850	University of Cincinnati Revenue	5.00		6/1/27	2,303
					14,755
	Oklahoma — 0.26%
1,000	Oklahoma Development Finance Authority Revenue, Callable 6/30/22 @ 100.00	1.63		7/6/23	986

	Oregon — 0.40%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	0.00	(a)	6/15/25	1,533

	Pennsylvania — 6.26%
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,253
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,391
4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	5.13 (MUNIPSA + 42.00 bps)	(b)	9/1/48	3,964
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	960
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45	(a)	12/1/39	1,912
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,542
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,854
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	3,147
3,225	School District of Philadelphia, GO	5.00		9/1/28	4,049
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,891
					23,963
	Rhode Island — 0.86%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,204
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00		12/1/22	1,076
					3,280
	South Carolina — 1.80%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,570
2,250	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	2,311
					6,881
	Tennessee — 0.72%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,493
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,262
					2,755
	Texas — 19.94%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,360
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,272
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,555
1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,125
1,000	City of Dallas Texas, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	1,106
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,882
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,949
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,388
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,610
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,940
2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,735
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,820
1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,211
1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	1,071
3,500	Grand Parkway Transportation Corp. Revenue	5.00		2/1/23	3,797
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	2,602
2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/23	2,366

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	$1,980
1,650	Harris County Toll Road Authority Revenue, Series A	5.00		8/15/23	1,860
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,094
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,315
1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,213
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/22	1,080
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,200
2,500	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	2,667
1,695	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	1,797
1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,140
1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,101
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00		6/15/24	1,159
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00		10/1/20	1,087
1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	2,046
1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,194
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00		5/15/22	1,269
1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,682
4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,734
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,679
3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,364
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,637
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,213
					76,300
	Utah — 0.35%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,351

	Virginia — 3.02%
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	1,083
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,121
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,158
3,600	Hampton Roads Transportation Accountability Commission Revenue, Series A	5.00		7/1/22	3,902
2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	2,004
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,186
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,150
					11,604
	Washington — 2.41%
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	1,512
1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,798
2,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	2,602
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,493
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,796
					9,201
	Wisconsin — 1.62%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,069
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,102
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,470
1,100	Wisconsin Health & Educational Facilities Authority	4.00		11/15/26	1,282
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,268
					6,191
	Total Municipal Bonds				376,069

	Corporate Bond — 0.00%
3,939	ASC Equipment Lease Trust (Trading Companies & Distributors)(c)	5.13	(d)	3/1/08	–
	Total Corporate Bond				–

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)
	Investment Company — 0.69%
2,657,438	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(d)		$2,657
	Total Investment Company				2,657

	Total Investments (cost $377,248) — 98.97%				378,726
	Other assets in excess of liabilities — 1.03%				3,941
	Net Assets — 100.00%				$382,667

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on March 31, 2020.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2020.
(c)	Defaulted Bond.
(d)	The rate disclosed is the rate in effect on March 31, 2020.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corporation
AMT—Alternative Minimum Tax

BAM—Build America Mutual

bps—Basis Points

CNTY-GTD—County Guarantee

GO—General Obligation

MBIA—Municipal Bond Insurance Association

MUNIPSA—SIFMA Municipal Swap Index Yield

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SCH BD GTY—School Board Guaranty

US0001M—1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Municipal Bonds	98.28%	-	98.28%
Corporate Bond	0.00%	-	0.00%
Investment Company	-	0.69%	0.69%
Other Assets (Liabilities)	1.19%	-0.16%	1.03%
Total Net Assets	99.47%	0.53%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.46%

	Alabama — 3.73%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,655
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,175
				2,830
	Alaska — 1.65%
1,230	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/20	1,249

	Arizona — 0.81%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	472
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	141
				613
	Florida — 15.45%
1,455	East Central Regional Wastewater Treatment Facilities Operation Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.50	10/1/44	1,722
1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,768
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,534
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,620
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,020
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	877
585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	657
800	State of Florida, GO, Series A	5.00	6/1/23	897
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,585
				11,680
	Idaho — 1.85%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,398

	Illinois — 2.28%
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,722

	Iowa — 2.21%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,670

	Kansas — 1.27%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	961

	Massachusetts — 2.26%
1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,047
600	Massachusetts State, GO, Series A	5.00	3/1/23	666
				1,713
	Nevada — 4.12%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	895
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,298
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	924
				3,117
	New Mexico — 1.72%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,302

	New York — 4.99%
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	646
495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	512
1,470	New York State Dormitory Authority Revenue, Series E, Callable 9/15/28 @ 100.00	5.00	3/15/30	1,903
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	716
				3,777
	North Carolina — 2.95%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,880
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	356
				2,236

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 8.51%
$700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	$797
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00		5/15/29	1,283
1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/24	1,794
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00		1/1/30	628
800	Ohio State University Revenue	5.00		12/1/22	881
975	Ohio Water Development Authority Revenue	5.00		6/1/22	1,057
					6,440
	Pennsylvania — 3.36%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00		3/15/23	1,535
1,000	Pennsylvania State, GO, Series A	5.00		5/1/20	1,003
					2,538
	South Dakota — 2.74%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00		4/1/29	2,075

	Texas — 18.65%
275	City of Denton Texas, GO	5.00		2/15/21	284
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00		6/15/30	1,867
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00		3/1/29	368
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		10/1/23	752
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00		10/1/23	569
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00		10/1/27	1,796
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00		8/15/30	1,873
1,120	Houston Community College System Revenue	5.00		4/15/21	1,164
1,460	Humble Independent School District, GO, Series C	5.00		2/15/24	1,672
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00		2/1/24	1,952
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00		4/15/26	1,807
					14,104
	Washington — 14.35%
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/29	1,323
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/27	1,562
1,400	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/24	1,491
1,000	King County Washington, GO	5.25		1/1/23	1,112
1,575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00		1/1/30	2,033
1,750	State of Washington, GO, Series A	5.00		8/1/21	1,840
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00		12/1/22	1,509
					10,870
	West Virginia — 2.46%
1,465	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00		6/1/33	1,871

	Wisconsin — 1.10%
800	DeForest Area School District, GO	5.00		4/1/21	830

	Total Municipal Bonds				72,996

Shares
	Investment Company — 2.39%
1,806,619	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.28	(a)		1,807
	Total Investment Company				1,807

	Total Investments (cost $71,929) — 98.85%				74,803
	Other assets in excess of liabilities — 1.15%				868
	Net Assets — 100.00%				$75,671

(a)	The rate disclosed is the rate in effect on March 31, 2020.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2020 (Unaudited)

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2020.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	96.46%	-	96.46%
Investment Company	1.13%	1.26%	2.39%
Other Assets (Liabilities)	1.32%	-0.17%	1.15%
Total Net Assets	98.91%	1.09%	100.00%

 Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.